================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145

                         ------------------------------

                           SPDR(R) INDEX SHARES FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               One Lincoln STREET
                           boston, Massachusetts 02110
-------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                  Copy to:

             James E. Ross                              Ryan Louvar
               President                     Vice President and Senior Counsel
      SSgA Funds Management Inc.            State Street Bank and Trust Company
     State Street Financial Center               One Lincoln Street/CPH0326
          One Lincoln Street                          Boston, MA 02111
           Boston, MA 02111

Registrant's telephone number, including area code:  (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

================================================================================

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.6%
FINLAND -- 1.3%
Nokia Oyj.....................         58,568   $   749,551
                                                -----------
FRANCE -- 13.7%
AXA...........................         28,294       671,438
BNP Paribas...................         15,426     1,237,203
France Telecom SA.............         30,358       759,183
GDF Suez (a)..................         20,849       905,918
Sanofi-Aventis................         16,657     1,315,858
Societe Generale..............         11,574       812,853
Total SA......................         34,206     2,208,711
                                                -----------
TOTAL FRANCE..................                    7,911,164
                                                -----------
GERMANY -- 15.1%
Allianz SE....................          7,070       884,022
BASF SE.......................         14,374       896,279
Bayer AG......................         12,930     1,038,131
Daimler AG....................         13,936       744,401
Deutsche Bank AG..............          9,713       688,703
Deutsche Telekom AG...........         46,608       688,101
E.ON AG.......................         31,297     1,312,525
RWE AG........................          6,460       629,886
SAP AG........................         13,920       659,066
Siemens AG....................         12,778     1,177,176
                                                -----------
TOTAL GERMANY.................                    8,718,290
                                                -----------
ITALY -- 5.3%
Assicurazioni Generali SpA....         20,896       564,233
Eni SpA.......................         38,116       973,427
Intesa Sanpaolo SpA (b).......        149,096       673,833
UniCredit SpA (b).............        248,919       836,592
                                                -----------
TOTAL ITALY...................                    3,048,085
                                                -----------
LUXEMBOURG -- 1.1%
ArcelorMittal (a).............         14,452       667,252
                                                -----------
NETHERLANDS -- 2.4%
Fortis VVPR Strip (b).........         33,296            95
ING Groep NV (b)..............         60,404       597,986
Unilever NV...................         24,550       801,325
                                                -----------
TOTAL NETHERLANDS.............                    1,399,406
                                                -----------
SPAIN -- 9.6%
Banco Bilbao Vizcaya
  Argentaria SA (a)...........         58,621     1,070,675
Banco Santander SA............        127,564     2,113,908
Iberdrola SA (a)..............         61,186       585,536
Telefonica SA.................         64,173     1,797,248
                                                -----------
TOTAL SPAIN...................                    5,567,367
                                                -----------
SWEDEN -- 0.8%
Telefonaktiebolaget LM
  Ericsson (Class B)..........         47,463       438,063
                                                -----------
SWITZERLAND -- 15.8%
ABB, Ltd. (b).................         36,333       700,827
Credit Suisse Group AG........         16,860       835,049
Nestle SA.....................         57,088     2,772,254
Novartis AG...................         38,272     2,091,771
Roche Holding AG..............         10,995     1,869,815
UBS AG (b)....................         55,645       863,944
                                                -----------
TOTAL SWITZERLAND.............                    9,133,660
                                                -----------
UNITED KINGDOM -- 34.5%
Anglo American PLC (b)........         20,990       918,912
AstraZeneca PLC...............         22,726     1,068,126
Barclays PLC..................        179,078       798,147
BG Group PLC..................         52,443       950,194
BHP Billiton PLC..............         34,894     1,124,153
BP PLC........................        293,579     2,844,514
British American Tobacco PLC..         31,672     1,031,349
Diageo PLC....................         39,117       684,742
GlaxoSmithKline PLC...........         81,894     1,744,992
HSBC Holdings PLC.............        272,223     3,115,878
Rio Tinto PLC.................         21,678     1,186,727
Royal Dutch Shell PLC (Class
  A)..........................         55,477     1,679,467
Tesco PLC.....................        124,201       858,422
Vodafone Group PLC............        825,929     1,916,599
                                                -----------
TOTAL UNITED KINGDOM..........                   19,922,222
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $73,991,187)..........                   57,555,060
                                                -----------
SHORT TERM INVESTMENTS -- 2.9%
UNITED STATES -- 2.9%
MONEY MARKET FUNDS -- 2.9%
State Street Institutional
  Liquid Reserves
  Fund (c)....................         20,609        20,609
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............      1,662,079     1,662,079
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,682,688)...........                    1,682,688
                                                -----------
TOTAL INVESTMENTS -- 102.5%
  (Cost $75,673,875)..........                   59,237,748
OTHER ASSETS AND
  LIABILITIES -- (2.5)%.......                   (1,464,595)
                                                -----------
NET ASSETS -- 100.0%..........                  $57,773,153
                                                ===========




   (a) Security, or portion thereof, was on loan at December 31, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
   (d) Investments of cash collateral for securities loaned.

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       18.4%
Pharmaceuticals.......................       15.8
Oil, Gas & Consumable Fuels...........       15.0
Metals & Mining.......................        6.7
Food Products.........................        6.2
Diversified Telecommunication
  Services............................        5.6
Capital Markets.......................        4.1
Insurance.............................        3.7
Wireless Telecommunication Services...        3.3
Electric Utilities....................        3.3
Multi-Utilities.......................        2.7
Communications Equipment..............        2.1
Industrial Conglomerates..............        2.0
Tobacco...............................        1.8
Chemicals.............................        1.6
Food & Staples Retailing..............        1.5
Automobiles...........................        1.3
Electrical Equipment..................        1.2
Beverages.............................        1.2
Software..............................        1.1
Diversified Financial Services........        1.0
Short Term Investments................        2.9
Other Assets & Liabilities............       (2.5)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.8%
BELGIUM -- 1.6%
Anheuser-Busch InBev NV......         53,167   $  2,776,258
                                               ------------
FINLAND -- 2.1%
Nokia Oyj....................        286,629      3,668,267
                                               ------------
FRANCE -- 34.9%
Air Liquide SA...............         20,208      2,407,323
Alstom SA....................         15,451      1,087,577
AXA..........................        138,486      3,286,377
BNP Paribas..................         75,467      6,052,640
Carrefour SA.................         46,612      2,244,376
Cie de Saint-Gobain..........         32,043      1,750,217
Credit Agricole SA...........         80,765      1,432,246
Danone SA....................         46,954      2,885,337
France Telecom SA............        148,561      3,715,165
GDF Suez.....................        102,026      4,433,170
L'Oreal SA...................         18,236      2,040,799
LVMH Moet Hennessy Louis
  Vuitton SA (a).............         19,709      2,216,388
Sanofi-Aventis...............         81,514      6,439,385
Schneider Electric SA........         20,053      2,352,894
Societe Generale.............         56,635      3,977,531
Total SA.....................        167,390     10,808,520
Vinci SA (a).................         39,534      2,238,792
Vivendi......................         93,781      2,798,013
                                               ------------
TOTAL FRANCE.................                    62,166,750
                                               ------------
GERMANY -- 26.2%
Allianz SE...................         34,595      4,325,703
BASF SE......................         70,339      4,385,932
Bayer AG.....................         63,282      5,080,820
Daimler AG...................         68,196      3,642,738
Deutsche Bank AG.............         47,537      3,370,625
Deutsche Boerse AG...........         14,895      1,239,494
Deutsche Telekom AG..........        228,015      3,366,315
E.ON AG......................        153,154      6,422,929
Muenchener
  Rueckversicherungs-
  Gesellschaft AG............         15,078      2,350,874
RWE AG.......................         31,610      3,082,150
SAP AG.......................         68,119      3,225,211
Siemens AG...................         62,532      5,760,775
Volkswagen AG (a)............          3,291        363,575
                                               ------------
TOTAL GERMANY................                    46,617,141
                                               ------------
IRELAND -- 0.8%
CRH PLC......................         53,863      1,469,091
                                               ------------
ITALY -- 10.7%
Assicurazioni Generali SpA...        102,256      2,761,114
Enel SpA.....................        487,780      2,832,610
Eni SpA......................        186,524      4,763,549
Intesa Sanpaolo SpA (b)......        736,990      3,330,797
Telecom Italia SpA...........        780,951      1,219,070
UniCredit SpA (b)............      1,218,111      4,093,949
                                               ------------
TOTAL ITALY..................                    19,001,089
                                               ------------
LUXEMBOURG -- 1.8%
ArcelorMittal................         70,787      3,268,252
                                               ------------
NETHERLANDS -- 5.5%
Aegon NV (b).................        117,967        768,409
Fortis VVPR Strip (b)........        129,370            371
ING Groep NV (b).............        295,587      2,926,243
Koninklijke (Royal) Philips
  Electronics NV.............         74,476      2,209,748
Unilever NV (a)..............        120,130      3,921,108
                                               ------------
TOTAL NETHERLANDS............                     9,825,879
                                               ------------
SPAIN -- 16.2%
Banco Bilbao Vizcaya
  Argentaria SA..............        286,867      5,239,441
Banco Santander SA...........        624,249     10,344,649
Iberdrola SA (a).............        299,419      2,865,373
Repsol YPF SA................         60,490      1,625,105
Telefonica SA................        314,038      8,795,043
                                               ------------
TOTAL SPAIN..................                    28,869,611
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $233,703,510)........                   177,662,338
                                               ------------
SHORT TERM INVESTMENTS -- 1.6%
UNITED STATES -- 1.6%
MONEY MARKET FUNDS -- 1.6%
State Street Institutional
  Liquid Reserves Fund (c)...         11,038         11,038
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)...........      2,814,976      2,814,976
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,826,014)..........                     2,826,014
                                               ------------
TOTAL INVESTMENTS -- 101.4%
  (Cost $236,529,524)........                   180,488,352
OTHER ASSETS AND
  LIABILITIES -- (1.4)%......                    (2,569,234)
                                               ------------
NET ASSETS -- 100.0%.........                  $177,919,118
                                               ============




   (a) Security, or portion thereof, was on loan at December 31, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
   (d) Investments of cash collateral for securities loaned.

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       19.3%
Oil, Gas & Consumable Fuels...........        9.7
Diversified Telecommunication
  Services............................        9.6
Insurance.............................        7.6
Electric Utilities....................        6.8
Pharmaceuticals.......................        6.5
Industrial Conglomerates..............        4.5
Multi-Utilities.......................        4.2
Food Products.........................        3.8
Chemicals.............................        3.8
Diversified Financial Services........        2.3
Automobiles...........................        2.3
Communications Equipment..............        2.1
Electrical Equipment..................        1.9
Capital Markets.......................        1.9
Metals & Mining.......................        1.8
Software..............................        1.8
Media.................................        1.6
Beverages.............................        1.6
Food & Staples Retailing..............        1.3
Construction & Engineering............        1.3
Textiles, Apparel & Luxury Goods......        1.2
Personal Products.....................        1.1
Building Products.....................        1.0
Construction Materials................        0.8
Short Term Investments................        1.6
Other Assets & Liabilities............       (1.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 98.2%
CHINA -- 28.3%
Air China, Ltd. (a).........       1,885,414   $  1,475,934
Aluminum Corp. of China,
  Ltd. (a)..................       1,900,304      2,095,369
Angang Steel Co., Ltd. .....         747,244      1,649,824
Anhui Conch Cement Co.,
  Ltd. .....................         433,750      2,791,332
Baidu, Inc. ADR (a).........          15,746      6,475,228
Bank of China, Ltd. ........       8,182,382      4,432,007
Bank of Communications Co.,
  Ltd. .....................       2,584,723      3,003,379
China CITIC Bank............       2,307,285      1,972,814
China Communications
  Construction Co., Ltd. ...       1,174,000      1,124,937
China Construction Bank
  Corp. ....................      10,976,768      9,442,168
China COSCO Holdings Co.,
  Ltd. .....................       1,758,532      2,165,833
China Life Insurance Co.,
  Ltd. .....................       2,834,708     14,019,906
China Mengniu Dairy Co.,
  Ltd. (a)..................         579,390      2,073,506
China Merchants Bank Co.,
  Ltd. .....................       1,458,567      3,827,914
China Merchants Property
  Development Co., Ltd......         594,500      1,397,687
China Oilfield Services,
  Ltd. .....................       2,726,557      3,270,160
China Petroleum & Chemical
  Corp. ....................       6,999,462      6,237,551
China Railway Construction
  Corp. ....................         404,000        518,413
China Shenhua Energy Co.,
  Ltd. .....................       1,437,556      7,044,980
China Shipping Container
  Lines Co., Ltd. (a).......       7,619,339      2,751,356
China Shipping Development
  Co., Ltd. ................       1,159,215      1,743,147
China Telecom Corp., Ltd. ..       6,853,930      2,863,888
Ctrip.com International,
  Ltd. ADR (a)..............          46,254      3,323,812
Dongfeng Motor Group Co.,
  Ltd. .....................       2,536,763      3,657,574
Focus Media Holding, Ltd.
  ADR (a)(b)................          42,282        670,170
Guangzhou R&F Properties
  Co., Ltd. ................       1,068,976      1,888,687
Huaneng Power International,
  Inc. .....................       2,434,472      1,378,290
Industrial & Commercial Bank
  of China..................      13,272,180     11,022,993
Inner Mongolia Yitai Coal
  Co., Ltd. ................         187,352      1,618,909
Jiangsu Expressway Co. .....       2,254,060      2,011,606
Jiangxi Copper Co., Ltd. ...       1,023,578      2,423,623
Lenovo Group, Ltd. .........       3,569,703      2,237,380
Maanshan Iron & Steel (Class
  H) (a)....................       1,750,971      1,282,622
Mindray Medical
  International, Ltd. ADR
  (b).......................          19,567        663,713
NetEase.com ADR (a)(b)......          64,990      2,444,274
PetroChina Co., Ltd. .......       8,353,379     10,040,365
Ping An Insurance Group Co.
  of China, Ltd. ...........         535,364      4,694,934
Samling Global, Ltd. .......       3,744,707        328,396
Semiconductor Manufacturing
  International Corp. (a)...      13,118,837        845,935
Shanghai Electric Group Co.,
  Ltd. .....................       3,159,179      1,462,649
SINA Corp. (a)(b)...........          26,148      1,181,367
Sinopec Shanghai
  Petrochemical Co., Ltd.
  (a).......................       2,293,252        907,949
Sohu.com, Inc. (a)(b).......           6,744        386,296
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)...........          49,857        829,122
Tencent Holdings, Ltd. .....         373,794      8,122,760
Tingyi Cayman Islands
  Holding Corp. ............       1,156,383      2,863,349
Yanzhou Coal Mining Co.,
  Ltd. .....................       1,304,882      2,887,752
Zijin Mining Group Co.,
  Ltd. .....................       1,901,790      1,819,860
                                               ------------
TOTAL CHINA.................                    153,371,720
                                               ------------
HONG KONG -- 8.2%
Agile Property Holdings,
  Ltd. .....................       2,168,088      3,187,522
China Merchants Holdings
  International Co., Ltd. ..         598,960      1,950,431
China Mobile, Ltd. (c)......       1,811,136     17,015,786
China Overseas Land &
  Investment, Ltd. .........       1,751,084      3,703,584
China Resources Enterprise..         724,746      2,649,783
China Unicom, Ltd. .........       1,612,172      2,137,351
CNOOC, Ltd. ................       6,822,470     10,734,279
COSCO Pacific, Ltd. ........         882,143      1,129,691
Denway Motors, Ltd. ........       3,430,205      2,185,337
                                               ------------
TOTAL HONG KONG.............                     44,693,764
                                               ------------
INDIA -- 19.1%
Anant Raj Industries,
  Ltd. .....................         111,283        319,250
Apollo Hospitals Enterprise,
  Ltd. .....................         124,280      1,738,611
Axis Bank, Ltd. ............          45,187        959,574
Bharat Heavy Electricals,
  Ltd. .....................          80,879      4,171,260
Bharti Airtel, Ltd. ........         746,062      5,305,080
Cipla, Ltd. ................         328,402      2,371,185
Godrej Industries, Ltd. ....          35,470        140,668
Gujarat Mineral Development
  Corp., Ltd. ..............          83,575        267,329
HDFC Bank, Ltd. ............         106,130      3,888,963
Hero Honda Motors, Ltd. ....         119,167      4,414,057
Hindustan Construction
  Co. ......................          35,010        110,217
Hindustan Unilever, Ltd. ...         596,825      3,396,779
Hindustan Zinc, Ltd. .......          69,626      1,816,395
Housing Development &
  Infrastructure Ltd. (a)...          19,475        151,582
Housing Development Finance
  Corp., Ltd. ..............         101,067      5,837,931
ICICI Bank, Ltd. ...........             229          4,331
ICICI Bank, Ltd. ADR (b)....         101,644      3,832,995
Idea Cellular, Ltd. (a).....         915,195      1,140,675
IFCI, Ltd. .................          16,692         19,549
India Infoline, Ltd. .......         208,888        580,182
Indiabulls Financial
  Services, Ltd. ...........         167,791        453,596
Indiabulls Real Estate, Ltd.
  (a).......................          32,110        157,117
Indiabulls Securities,
  Ltd. .....................         188,746        139,526
Indian Hotels Co., Ltd. ....       1,073,029      2,375,029
Infosys Technologies, Ltd.
  ADR (b)...................         161,640      8,933,843
ITC, Ltd. GDR...............         225,345      1,214,610
IVRCL Infrastructures &
  Projects, Ltd. ...........          39,530        298,758
JAI Corp., Ltd. ............          35,357        158,797
Jaiprakash Associates,
  Ltd. .....................          39,817        126,035
Jindal Steel & Power,
  Ltd. .....................          45,323        687,418
KEC International, Ltd. ....           6,142         76,836
Lanco Infratech, Ltd. (a)...          37,093        461,520
Larsen & Toubro, Ltd. GDR...         123,032      4,509,123
Mahindra & Mahindra, Ltd. ..         100,868      2,351,816
Mercator Lines, Ltd. .......         427,496        529,145
Oil & Natural Gas Corp.,
  Ltd. .....................         153,557      3,900,384
Patel Engineering, Ltd. ....          10,202         98,655
Reliance Capital, Ltd. .....          63,066      1,163,743

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Reliance Communications,
  Ltd. .....................         372,516   $  1,380,475
Reliance Industries, Ltd.
  GDR (d)...................         278,467     12,948,716
Reliance Infrastructure,
  Ltd. .....................         134,120      3,314,451
Satyam Computer Services,
  Ltd. ADR (a)..............         109,713        505,777
Siemens India, Ltd. ........         138,363      1,727,493
State Bank of India.........          22,811      1,112,756
Steel Authority of India,
  Ltd. .....................         422,681      2,179,939
Sterlite Industries India,
  Ltd. .....................          81,568      1,512,869
Suzlon Energy, Ltd. (a).....         252,290        490,376
Tata Consultancy Services,
  Ltd. .....................         167,912      2,701,891
Tata Motors, Ltd. ..........         157,697      2,650,028
Unitech, Ltd. ..............         247,313        438,451
United Spirits, Ltd. .......          20,350        551,092
Wipro, Ltd. ADR (b).........         128,862      2,869,757
Zee Entertainment
  Enterprises, Ltd. ........         230,861      1,268,036
                                               ------------
TOTAL INDIA.................                    103,754,671
                                               ------------
INDONESIA -- 3.7%
Astra International Tbk PT..       1,299,720      4,800,456
Bakrieland Development Tbk
  PT (a)....................       6,150,000        126,338
Bank Central Asia Tbk PT....       8,037,796      4,149,368
Bank Rakyat Indonesia Tbk
  PT........................       3,831,648      3,119,969
Bumi Resources Tbk PT.......       6,654,964      1,717,753
Indosat Tbk PT..............       1,190,748        598,859
Perusahaan Gas Negara Tbk
  PT........................       5,672,140      2,354,587
Telekomunikasi Indonesia Tbk
  PT........................       2,968,094      2,985,470
                                               ------------
TOTAL INDONESIA.............                     19,852,800
                                               ------------
MALAYSIA -- 5.1%
Alliance Financial Group
  Bhd.......................       2,581,600      2,043,264
Bintulu Port Holdings Bhd...         897,306      1,703,414
Bursa Malaysia Bhd..........         702,207      1,638,620
Carlsberg Brewery Bhd.......       1,510,503      2,002,828
Ecm Libra Financial Group
  Bhd.......................       5,505,800      1,037,161
Genting Bhd.................       1,449,100      3,106,423
IJM Corp. Bhd...............       1,585,240      2,074,146
IOI Corp. Bhd...............       1,971,496      3,149,557
Landmarks Bhd (a)...........       1,805,600        653,897
Lingkaran Trans Kota
  Holdings Bhd..............       3,249,700      2,647,974
Malaysian Airline System Bhd
  (a).......................       1,453,933      1,154,993
Naim Cendera Holding Bhd....       1,956,713      1,680,122
OSK Holdings Bhd............       2,040,500      1,019,058
OSK Ventures International
  Bhd (a)...................         328,864         63,871
Star Publications Malaysia
  Bhd.......................         100,200         93,060
Tan Chong Motor Holdings
  Bhd.......................         778,300        709,199
Uchi Technologies Bhd.......       2,483,100        971,774
Wah Seong Corp Bhd..........       1,896,800      1,301,834
Zelan Bhd (a)...............       1,962,500        389,749
                                               ------------
TOTAL MALAYSIA..............                     27,440,944
                                               ------------
PHILIPPINES -- 1.2%
Ayala Land, Inc. ...........       8,179,158      1,990,386
First Gen Corp. (a).........       3,174,850        666,149
First Philippine Holdings
  Corp. ....................       1,480,363      1,537,041
Philippine Long Distance
  Telephone Co. ............          42,004      2,380,499
                                               ------------
TOTAL PHILIPPINES...........                      6,574,075
                                               ------------
TAIWAN -- 29.5%
Acer, Inc. .................       1,181,071      3,552,260
Advanced Semiconductor
  Engineering, Inc. ........       2,479,758      2,236,705
Asia Cement Corp. ..........       1,624,260      1,757,055
Asustek Computer, Inc. .....       1,375,404      2,657,495
AU Optronics Corp. ADR (b)..         321,310      3,852,507
Catcher Technology Co.,
  Ltd. .....................         445,539      1,243,915
Cathay Financial Holding
  Co., Ltd. (a).............       1,925,900      3,594,692
Chang Hwa Commercial Bank...       3,804,000      1,813,694
Chi Mei Optoelectronics
  Corp. GDR (a).............          70,037        492,679
China Development Financial
  Holding Corp. (a).........       5,612,553      1,719,650
China Steel Chemical
  Corp. ....................       1,517,877      4,128,663
China Steel Corp. ..........       3,330,119      3,435,796
Chinatrust Financial Holding
  Co., Ltd. ................       3,795,614      2,367,438
Chunghwa Picture Tubes, Ltd.
  (a).......................       5,587,000        717,917
Chunghwa Telecom Co.,
  Ltd. .....................       1,438,195      2,675,398
Compal Electronics, Inc. ...       2,447,461      3,393,619
Delta Electronics, Inc. ....         771,893      2,413,297
Epistar Corp. ..............         346,170      1,298,746
Everlight Electronics Co.,
  Ltd. .....................         281,996      1,057,981
Far Eastern Textile Co.,
  Ltd. .....................       2,320,099      2,901,484
First Financial Holding Co.,
  Ltd.......................       2,756,796      1,710,877
Formosa Chemicals & Fibre
  Corp. ....................       1,284,390      2,786,827
Formosa Plastics Corp. .....       1,892,940      3,982,956
Foxconn Technology Co.,
  Ltd. .....................         471,853      1,829,288
Fubon Financial Holding Co.,
  Ltd. (a)..................       2,504,000      3,076,667
High Tech Computer Corp. ...         298,949      3,425,506
Hon Hai Precision Industry
  Co., Ltd. ................       2,200,440     10,422,594
Hua Nan Financial Holdings
  Co., Ltd. ................       2,472,044      1,557,345
King Yuan Electronics Co.,
  Ltd. .....................       3,464,898      1,646,598
Largan Precision Co.,
  Ltd. .....................          71,710        943,877
Lite-On Technology Corp. ...       1,059,175      1,591,163
Macronix International Co.,
  Ltd. .....................       2,461,411      1,408,280
MediaTek, Inc. .............         398,279      6,948,247
Mega Financial Holding Co.,
  Ltd. .....................       3,175,000      1,836,408
Motech Industries, Inc. ....         160,510        762,780
Nan Ya Plastics Corp. ......       1,933,960      3,525,086
Novatek Microelectronics
  Corp., Ltd. ..............         273,062        913,479
Polaris Securities Co., Ltd.
  (a).......................       7,807,150      4,649,874
Powerchip Semiconductor
  Corp. (a).................       3,916,638        489,809
Powertech Technology,
  Inc. .....................         588,744      1,997,146
ProMOS Technologies, Inc.
  (a).......................       2,749,000        185,645
Quanta Computer, Inc. ......       1,676,194      3,647,432
Realtek Semiconductor
  Corp. ....................         542,463      1,602,712
Shin Kong Financial Holding
  Co., Ltd. (a).............       3,635,926      1,511,890
Siliconware Precision
  Industries Co. ...........       1,306,745      1,771,061
SinoPac Financial Holdings
  Co., Ltd. (a).............       4,062,000      1,638,262
Tainan Enterprises..........       3,282,567      3,828,037
Taishin Financial Holdings
  Co., Ltd. (a).............       3,987,000      1,570,617
Taiwan Cement Corp. ........       1,925,322      2,046,614
Taiwan Fu Hsing Industrial
  Co., Ltd. ................       2,605,000      1,645,177
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR.......................       1,554,037     17,778,183
Tatung Co., Ltd. (a)........       2,930,000        718,187
Tripod Technology Corp. ....         628,839      2,123,327

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Uni-President Enterprises
  Corp. ....................       2,041,403   $  2,517,847
United Integrated Services
  Co., Ltd. ................       1,932,000      1,670,152
United Microelectronics
  Corp. ADR (a)(b)..........       1,094,445      4,246,447
Via Technologies, Inc. (a)..         583,981        334,121
Walsin Lihwa Corp. (a)......       6,841,000      2,555,884
Wistron Corp. ..............       1,054,955      2,048,232
Yageo Corp. ................       5,532,000      2,023,586
Yuanta Financial Holding
  Co., Ltd. ................       2,206,000      1,620,791
                                               ------------
TOTAL TAIWAN................                    159,900,002
                                               ------------
THAILAND -- 3.1%
Advanced Info Service PCL...         824,023      2,137,912
Bangkok Expressway PCL......       3,129,665      1,952,521
Electricity Generating PCL
  (Foreign ownership
  limit)....................         794,496      1,882,579
IRPC PCL....................       5,322,239        699,202
Kasikornbank PCL............       1,159,098      2,955,109
PTT Exploration & Production
  PCL.......................         693,605      3,058,186
PTT PCL.....................         442,036      3,261,573
Thai Oil PCL................         831,791      1,066,559
                                               ------------
TOTAL THAILAND..............                     17,013,641
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $458,658,260).......                    532,601,617
                                               ------------
PREFERRED STOCK -- 0.0% (e)
MALAYSIA -- 0.0% (e)
Malaysian Airline System Bhd
  (Cost $922)...............           4,392            885
                                               ------------
RIGHTS -- 0.1%
PHILIPPINES -- 0.1%
First Gen Corp. (expiring
  01/14/10) (a)
  (Cost $0).................       5,269,492        307,757
                                               ------------
WARRANTS -- 0.0% (e)
MALAYSIA -- 0.0% (e)
IJM Land Berhad (expiring
  09/11/13) (a)
  (Cost $0).................          27,580         11,116
                                               ------------
SHORT TERM INVESTMENTS -- 2.1%
UNITED STATES -- 2.1%
MONEY MARKET FUNDS -- 2.1%
State Street Institutional
  Liquid Reserves Fund
  (c)(f)....................             100            100
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)..........      11,595,534     11,595,534
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,595,634)........                     11,595,634
                                               ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $470,254,816).......                    544,517,009
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.....                     (2,215,853)
                                               ------------
NET ASSETS -- 100.0%........                   $542,301,156
                                               ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at December 31, 2009.
   (c) Security, or a portion thereof, is designated on the Fund's books or pledged as collateral for futures contracts.
   (d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.4% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (e) Amount shown represents less than 0.05% of net assets.
   (f) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
   (g) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At December 31, 2009, open futures contracts purchased were as follows:

                     EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                 DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------              ----------  ---------  ----------  ----------  ------------
MSCI Taiwan
  Index Futures....    1/10/10      262     $7,654,330  $7,744,720     $90,390

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       12.9%
Oil, Gas & Consumable Fuels...........       12.0
Semiconductors & Semiconductor
  Equipment...........................        8.2
Wireless Telecommunication Services...        5.5
Computers & Peripherals...............        4.7
Electronic Equipment, Instruments &
  Components..........................        4.6
Insurance.............................        4.4
Metals & Mining.......................        3.6
Internet Software & Services..........        3.4
Automobiles...........................        3.3
Chemicals.............................        2.9
IT Services...........................        2.8
Real Estate Management & Development..        2.7
Transportation Infrastructure.........        2.1
Construction & Engineering............        2.1
Diversified Telecommunication
  Services............................        2.0
Food Products.........................        2.0
Electrical Equipment..................        1.9
Hotels, Restaurants & Leisure.........        1.7
Capital Markets.......................        1.7
Marine................................        1.3
Construction Materials................        1.3
Diversified Financial Services........        1.2
Thrifts & Mortgage Finance............        1.1
Electric Utilities....................        0.9
Industrial Conglomerates..............        0.9
Energy Equipment & Services...........        0.8
Independent Power Producers & Energy
  Traders.............................        0.7
Textiles, Apparel & Luxury Goods......        0.7
Household Products....................        0.6
Machinery.............................        0.5
Distributors..........................        0.5
Airlines..............................        0.5
Beverages.............................        0.5
Pharmaceuticals.......................        0.4
Gas Utilities.........................        0.4
Media.................................        0.4
Health Care Providers & Services......        0.3
Building Products.....................        0.3
Tobacco...............................        0.2
Household Durables....................        0.1
Health Care Equipment & Supplies......        0.1
Paper & Forest Products...............        0.1
Short Term Investments................        2.1
Other Assets & Liabilities............       (0.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.6%
CHINA -- 99.6%
AIR FREIGHT & LOGISTICS -- 0.1%
Sinotrans, Ltd. ............       3,170,000   $    833,990
                                               ------------
AIRLINES -- 0.4%
Air China, Ltd. (a).........       3,038,000      2,378,197
                                               ------------
AUTOMOBILES -- 2.0%
Brilliance China Automotive
  Holdings, Ltd. (a)........       3,714,000      1,048,957
Denway Motors, Ltd. ........       6,900,000      4,395,896
Dongfeng Motor Group Co.,
  Ltd. .....................       4,172,000      6,015,303
                                               ------------
                                                 11,460,156
                                               ------------
BEVERAGES -- 0.5%
Tsingtao Brewery Co.,
  Ltd. .....................         490,000      2,717,290
                                               ------------
BIOTECHNOLOGY -- 0.1%
American Oriental
  Bioengineering, Inc.
  (a)(b)....................          66,893        311,052
                                               ------------
CHEMICALS -- 0.6%
China Bluechemical, Ltd. ...       2,584,000      1,582,915
Sinofert Holdings, Ltd. ....       1,286,000        719,784
Sinopec Shanghai
  Petrochemical Co., Ltd.
  (a).......................       3,360,000      1,330,298
                                               ------------
                                                  3,632,997
                                               ------------
COMMERCIAL BANKS -- 17.6%
Bank of China, Ltd. ........      28,010,000     15,171,684
Bank of Communications Co.,
  Ltd. .....................       6,628,000      7,701,560
China CITIC Bank............       1,927,393      1,647,992
China Construction Bank
  Corp. ....................      40,639,000     34,957,491
China Merchants Bank Co.,
  Ltd. .....................       4,000,450     10,498,921
Industrial & Commercial Bank
  of China..................      40,682,000     33,787,773
                                               ------------
                                                103,765,421
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0% (c)
Bio-Treat Technology, Ltd.
  (a).......................       1,525,015         70,605
                                               ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
AAC Acoustic Technology
  Holdings, Inc. ...........         976,000      1,613,649
ZTE Corp. ..................         432,044      2,674,488
                                               ------------
                                                  4,288,137
                                               ------------
COMPUTERS & PERIPHERALS -- 0.7%
Lenovo Group, Ltd. .........       4,658,000      2,919,491
TPV Technology, Ltd. .......       1,976,000      1,218,109
                                               ------------
                                                  4,137,600
                                               ------------
CONSTRUCTION & ENGINEERING -- 0.9%
China Communications
  Construction Co., Ltd. ...       4,474,394      4,287,404
China Railway Construction
  Corp. ....................         923,000      1,184,394
                                               ------------
                                                  5,471,798
                                               ------------
CONSTRUCTION MATERIALS -- 0.9%
Anhui Conch Cement Co.,
  Ltd. .....................         490,000      3,153,320
China National Building
  Material Co., Ltd. .......       1,138,000      2,356,998
                                               ------------
                                                  5,510,318
                                               ------------
DISTRIBUTORS -- 0.9%
China Resources Enterprise..       1,508,000      5,513,480
                                               ------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 1.4%
China Communications
  Services Corp., Ltd. .....       1,629,369        802,702
China Telecom Corp., Ltd. ..      17,532,000      7,325,679
                                               ------------
                                                  8,128,381
                                               ------------
ELECTRICAL EQUIPMENT -- 2.5%
Byd Co., Ltd. (a)...........         924,400      8,160,275
Dongfang Electrical
  Machinery Co., Ltd. ......         175,000        938,864
Harbin Power Equipment Co.,
  Ltd. .....................         812,000        726,753
Shanghai Electric Group Co.,
  Ltd. .....................       4,540,000      2,101,947
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)...........         153,231      2,548,232
                                               ------------
                                                 14,476,071
                                               ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.0% (c)
China BAK Battery, Inc.
  (a).......................          12,810         35,612
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
China Oilfield Services,
  Ltd. .....................       2,712,000      3,252,700
                                               ------------
FOOD PRODUCTS -- 2.9%
Chaoda Modern Agriculture
  Holdings, Ltd. ...........       2,276,254      2,436,521
China Foods, Ltd. ..........           1,339          1,202
China Huiyuan Juice Group,
  Ltd. .....................         888,948        632,830
China Mengniu Dairy Co.,
  Ltd. (a)..................       1,209,000      4,326,739
China Milk Products Group,
  Ltd. (a)(b)...............       1,648,000        399,102
China Yurun Food Group,
  Ltd. .....................         962,000      2,853,477
People's Food Holdings,
  Ltd. .....................       1,317,000        586,292
Pine Agritech, Ltd. (a).....         203,000         23,858
Tingyi Cayman Islands
  Holding Corp. ............       2,388,000      5,912,987
                                               ------------
                                                 17,173,008
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
China Medical Technologies,
  Inc. ADR (b)..............          30,030        421,922
Mindray Medical
  International, Ltd. ADR
  (b).......................           9,444        320,340
                                               ------------
                                                    742,262
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
China Travel International
  Investment Hong Kong,
  Ltd. .....................       3,362,000      1,005,905
Ctrip.com International,
  Ltd. ADR (a)..............          73,269      5,265,110
Home Inns & Hotels
  Management, Inc. ADR
  (a)(b)....................           3,376        119,342
Shanghai Jin Jiang
  International Hotels Group
  Co., Ltd. ................       4,498,000      1,299,388
                                               ------------
                                                  7,689,745
                                               ------------
HOUSEHOLD DURABLES -- 0.0% (c)
China Digital TV Holding
  Co., Ltd. ADR (b).........          24,889        151,574
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 1.5%
China Power International
  Development, Ltd. (a).....       2,958,000        743,882

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
China Resources Power
  Holdings Co. .............       1,418,000   $  2,823,546
Datang International Power
  Generation Co., Ltd. .....       4,496,000      1,942,417
Huadian Power International
  Co. (a)...................       2,714,000        721,022
Huaneng Power International,
  Inc. .....................       4,498,000      2,546,569
                                               ------------
                                                  8,777,436
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Shanghai Industrial
  Holdings, Ltd. ...........         726,000      3,712,370
                                               ------------
INSURANCE -- 10.8%
China Insurance
  International Holdings
  Co., Ltd. (a).............         863,400      2,794,841
China Life Insurance Co.,
  Ltd. .....................       8,729,000     43,171,910
PICC Property & Casualty
  Co., Ltd. (a).............       3,190,000      2,879,785
Ping An Insurance Group Co.
  of China, Ltd. ...........       1,681,500     14,746,101
                                               ------------
                                                 63,592,637
                                               ------------
INTERNET SOFTWARE & SERVICES -- 6.3%
Baidu, Inc. ADR (a).........          23,577      9,695,570
Giant Interactive Group,
  Inc. ADR (b)..............          31,182        218,898
NetEase.com ADR (a)(b)......         166,173      6,249,766
SINA Corp. (a)(b)...........          53,567      2,420,157
Sohu.com, Inc. (a)(b).......          36,030      2,063,798
Tencent Holdings, Ltd. .....         765,500     16,634,759
The9, Ltd. ADR (b)..........           2,383         17,205
                                               ------------
                                                 37,300,153
                                               ------------
IT SERVICES -- 0.2%
Travelsky Technology,
  Ltd. .....................       1,195,000      1,206,705
                                               ------------
MACHINERY -- 0.6%
China Infrastructure
  Machinery Holdings,
  Ltd. .....................           1,148            798
Guangzhou Shipyard
  International Co., Ltd. ..         164,000        279,606
Weichai Power Co., Ltd. ....         395,800      3,200,477
                                               ------------
                                                  3,480,881
                                               ------------
MARINE -- 1.8%
China COSCO Holdings Co.,
  Ltd. .....................       3,247,875      4,000,130
China Shipping Container
  Lines Co., Ltd. (a).......       5,648,500      2,039,683
China Shipping Development
  Co., Ltd. ................       1,902,000      2,860,095
Yangzijiang Shipbuilding
  Holdings, Ltd. ...........       1,656,000      1,427,230
                                               ------------
                                                 10,327,138
                                               ------------
MEDIA -- 0.3%
Focus Media Holding, Ltd.
  ADR (a)(b)................         109,199      1,730,804
                                               ------------
METALS & MINING -- 3.4%
Aluminum Corp. of China,
  Ltd. (a)..................       4,340,000      4,785,499
Angang Steel Co., Ltd. .....       1,601,720      3,536,403
Hunan Non-Ferrous Metal
  Corp., Ltd. (a)...........       2,066,000        804,653
Jiangxi Copper Co., Ltd. ...       1,912,000      4,527,224
Maanshan Iron & Steel (Class
  H) (a)....................       2,548,000      1,866,462
Zijin Mining Group Co.,
  Ltd. .....................       4,622,500      4,423,360
                                               ------------
                                                 19,943,601
                                               ------------
MULTILINE RETAIL -- 0.7%
Golden Eagle Retail Group,
  Ltd. .....................         871,000      1,779,282
Parkson Retail Group,
  Ltd. .....................       1,268,000      2,237,055
                                               ------------
                                                  4,016,337
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 19.0%
China Coal Energy Co. ......       4,235,413      7,778,165
China Petroleum & Chemical
  Corp. ....................      20,762,000     18,501,998
China Shenhua Energy Co.,
  Ltd. .....................       3,883,500     19,031,732
CNOOC, Ltd. ................      17,031,000     26,796,087
CNPC Hong Kong, Ltd. .......       3,260,000      4,338,791
PetroChina Co., Ltd. .......      24,046,000     28,902,150
Yanzhou Coal Mining Co.,
  Ltd. .....................       2,876,000      6,364,695
                                               ------------
                                                111,713,618
                                               ------------
PAPER & FOREST PRODUCTS -- 0.8%
Citic Resources Holdings,
  Ltd. (a)..................       2,143,200        627,422
Lee & Man Paper
  Manufacturing Ltd. (a)....       2,038,400      1,406,419
Nine Dragons Paper Holdings,
  Ltd. .....................       1,519,000      2,448,720
                                               ------------
                                                  4,482,561
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.5%
Agile Property Holdings,
  Ltd. .....................       2,064,000      3,034,492
China Overseas Land &
  Investment, Ltd. .........       4,077,680      8,624,390
China Resources Land,
  Ltd. .....................       1,322,000      3,007,471
E-House China Holdings Ltd.
  (a)(b)....................          41,190        746,363
Greentown China Holdings,
  Ltd. .....................         679,000      1,064,816
Guangzhou Investment Co.,
  Ltd. .....................       5,178,000      1,469,116
Guangzhou R&F Properties
  Co., Ltd. ................       1,376,400      2,431,849
Shanghai Forte Land Co. ....       1,738,000        569,318
Shenzhen Investment, Ltd. ..       2,231,254        949,586
Shimao Property Holdings,
  Ltd. .....................       1,513,000      2,872,223
Yanlord Land Group, Ltd.
  (b).......................       1,270,000      1,962,962
                                               ------------
                                                 26,732,586
                                               ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co.,
  Ltd. .....................       2,390,000        977,077
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.3%
Actions Semiconductor Co.,
  Ltd. ADR (a)..............         133,071        320,701
Semiconductor Manufacturing
  International Corp. (a)...      18,748,000      1,208,917
                                               ------------
                                                  1,529,618
                                               ------------
SOFTWARE -- 0.3%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a)(b)....................          33,386      1,756,437
                                               ------------
SPECIALTY RETAIL -- 0.2%
Xinyu Hengdeli Holdings,
  Ltd. .....................       3,799,360      1,440,553
                                               ------------

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Li Ning Co., Ltd. ..........         959,500   $  3,650,383
Ports Design, Ltd. .........         446,500      1,387,746
Weiqiao Textile Co. ........       1,005,500        689,866
                                               ------------
                                                  5,727,995
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 2.6%
Anhui Expressway Co.,
  Ltd. .....................       1,602,000      1,115,649
Beijing Capital
  International Airport Co.,
  Ltd. (a)..................       2,388,000      1,582,956
China Merchants Holdings
  International Co., Ltd. ..       1,394,406      4,540,692
COSCO Pacific, Ltd. ........       1,520,083      1,946,650
Dalian Port PDA Co., Ltd. ..       1,502,000        581,116
GZI Transportation Ltd. ....         420,217        167,457
Jiangsu Expressway Co. .....       2,226,000      1,986,565
Shenzhen Expressway Co.,
  Ltd. .....................       2,066,000      1,017,806
Zhejiang Expressway Co.,
  Ltd. .....................       2,548,000      2,362,652
                                               ------------
                                                 15,301,543
                                               ------------
WATER UTILITIES -- 0.3%
Guangdong Investment,
  Ltd. .....................       3,290,000      1,922,054
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 10.0%
China Mobile, Ltd. .........       5,668,000     53,251,372
China Unicom, Ltd. .........       4,096,492      5,430,960
                                               ------------
                                                 58,682,332
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $513,760,734).......                    586,094,830
                                               ------------
SHORT TERM INVESTMENTS -- 1.3%
UNITED STATES -- 1.3%
MONEY MARKET FUNDS -- 1.3%
State Street Institutional
  Liquid Reserves Fund (d)..       1,141,005      1,141,005
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........       6,721,812      6,721,812
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,862,817).........                      7,862,817
                                               ------------
TOTAL INVESTMENTS -- 100.9% (f)
  (Cost $521,623,551).......................    593,957,647
OTHER ASSETS AND
  LIABILITIES -- (0.9)%.....                     (5,356,626)
                                               ------------
NET ASSETS -- 100.0%........                   $588,601,021
                                               ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at December 31, 2009.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
   (e) Investments of cash collateral for securities loaned.
   (f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 93.4%
BRAZIL -- 17.3%
Banco Bradesco SA ADR (a)...          71,724   $  1,568,604
Banco do Brasil SA..........          16,453        280,320
Bradespar SA Preference
  Shares....................          14,549        321,577
Brasil Telecom SA Preference
  Shares ADR (a)(b).........           6,239        181,742
Brasil Telecom SA ADR
  (a)(b)....................           3,537         56,557
Braskem SA Preference Shares
  ADR (b)...................           6,009         98,608
BRF -- Brasil Foods SA ADR
  (a).......................           4,106        215,031
Centrais Eletricas
  Brasileiras SA ADR........          19,245        401,195
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a)............           3,803        285,681
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a)...................           9,952      1,006,048
Companhia de Saneamento
  Basico do Estado de Sao
  Paulo.....................           7,636        150,600
Companhia Energetica de
  Minas Gerais ADR..........          21,165        382,240
Companhia Siderurgica
  Nacional SA ADR (a).......          24,611        785,829
Cosan SA Industria e
  Comercio (b)..............           5,755         84,516
Cyrela Brazil Realty SA.....          16,217        227,924
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes.............           1,519         10,674
Duratex SA..................          12,115        112,588
Empresa Brasileira de
  Aeronautica SA............          24,762        135,089
Fibria Celulose SA ADR
  (a)(b)....................          10,763        245,827
Gerdau SA ADR (a)...........          36,655        624,235
Investimentos Itau SA.......          26,558        209,941
Investimentos Itau SA
  Preference Shares.........         141,791        963,873
Itau Unibanco Banco Multiplo
  SA ADR....................         115,488      2,637,746
Lojas Americanas SA
  Preference Shares.........          14,254        126,987
Lojas Renner SA.............          10,489        236,472
Metalurgica Gerdau SA
  Preference Shares.........          18,070        361,980
MMX Mineracao e Metalicos SA
  (b).......................           4,894         34,672
Natura Cosmeticos SA........           8,859        184,529
Petroleo Brasileiro SA ADR
  (c).......................          71,707      3,039,660
Petroleo Brasileiro SA ADR
  (a)(c)....................          53,508      2,551,261
Souza Cruz SA...............           5,850        193,837
Tam SA ADR (a)(b)...........           4,577        101,701
Tim Participacoes SA ADR....           4,534        134,705
Tractebel Energia SA ADR
  (a).......................           7,723         95,386
Usinas Siderurgicas de Minas
  Gerais SA ADR (a).........          14,401        408,023
Vale SA Preference Shares
  ADR (a)...................          92,743      2,301,881
Vale SA ADR (a).............          72,000      2,090,160
Vivo Participacoes SA
  Preference Shares.........           9,463        295,746
Vivo Participacoes SA, ADR
  (a).......................           4,004        124,124
Weg SA......................          14,380        151,785
                                               ------------
TOTAL BRAZIL................                     23,419,354
                                               ------------
CHILE -- 1.9%
Administradora de Fondos de
  Pensiones Caprum SA.......           3,414        129,897
Antarchile SA...............          10,306        188,952
Cementos Bio-Bio SA.........          48,382        109,211
Companhia General de
  Electricidad..............          23,200        156,877
Empresa Nacional de
  Electricidad SA ADR.......           5,668        284,930
Empresas COPEC SA...........          23,726        355,013
Enersis SA ADR..............          13,847        316,542
Farmacias Ahumada SA........          32,799         72,678
Lan Airlines SA ADR (a).....           9,124        152,097
Parque Arauco SA............         132,691        151,722
SACI Falabella..............          71,919        424,638
Vina Concha y Toro SA ADR...           3,714        154,540
Vina San Pedro SA...........      16,602,846        121,105
                                               ------------
TOTAL CHILE.................                      2,618,202
                                               ------------
CHINA -- 13.4%
AAC Acoustic Technology
  Holdings, Inc. ...........          84,000        138,880
Air China, Ltd. (b).........         122,000         95,504
Aluminum Corp. of China,
  Ltd. (b)..................         208,000        229,351
Angang Steel Co., Ltd. .....          44,640         98,560
Anhui Conch Cement Co.,
  Ltd. .....................          42,000        270,285
Baidu, Inc. ADR (b).........           1,393        572,843
Bank of China, Ltd. ........       1,042,000        564,402
Bank of Communications Co.,
  Ltd. .....................         275,000        319,543
Beijing Capital
  International Airport Co.,
  Ltd. (b)..................         126,000         83,523
China CITIC Bank............         237,000        202,644
China Coal Energy Co. ......         209,000        383,820
China Communications
  Construction Co., Ltd. ...         194,000        185,892
China Construction Bank
  Corp. ....................       1,161,000        998,687
China COSCO Holdings Co.,
  Ltd. .....................         149,925        184,650
China Life Insurance Co.,
  Ltd. .....................         361,000      1,785,435
China Mengniu Dairy Co.,
  Ltd. (b)..................          60,000        214,726
China Merchants Bank Co.,
  Ltd. .....................         166,500        436,968
China Oilfield Services,
  Ltd. .....................         164,000        196,697
China Petroleum & Chemical
  Corp. ....................         820,000        730,741
China Railway Construction
  Corp. ....................         105,000        134,736
China Railway Group, Ltd.
  (b).......................         188,000        146,442
China Shenhua Energy Co.,
  Ltd. .....................         167,000        818,411
China Shipping Container
  Lines Co., Ltd. (b).......         340,350        122,901
China Shipping Development
  Co., Ltd. ................          84,000        126,313
China Telecom Corp., Ltd. ..         758,000        316,727
CNPC Hong Kong, Ltd. .......         210,000        279,493
Ctrip.com International,
  Ltd. ADR (b)..............           4,277        307,345
Datang International Power
  Generation Co., Ltd. .....         252,000        108,872
Dongfang Electrical
  Machinery Co., Ltd. ......           3,800         20,387
Dongfeng Motor Group Co.,
  Ltd. .....................         210,000        302,784
Focus Media Holding, Ltd.
  ADR (a)(b)................           4,768         75,573
Guangshen Railway Co.,
  Ltd. .....................         168,000         68,681
Guangzhou R&F Properties
  Co., Ltd. ................          75,600        133,571
Harbin Power Equipment Co.,
  Ltd. .....................          42,000         37,591

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Huadian Power International
  Co. (b)...................         252,000   $     66,948
Huaneng Power International,
  Inc. .....................         210,000        118,893
Industrial & Commercial Bank
  of China..................       1,903,000      1,580,506
Jiangsu Expressway Co. .....         128,000        114,232
Jiangxi Copper Co., Ltd. ...          44,000        104,183
Lenovo Group, Ltd. .........         288,000        180,510
Li Ning Co., Ltd. ..........          42,000        159,787
Maanshan Iron & Steel (b)...         126,000         92,298
NetEase.com ADR (a)(b)......           5,045        189,742
Nine Dragons Paper Holdings,
  Ltd. .....................          63,000        101,560
Parkson Retail Group,
  Ltd. .....................          51,134         90,213
PetroChina Co., Ltd. .......         924,000      1,110,604
PICC Property & Casualty
  Co., Ltd. (b).............         168,000        151,663
Pine Agritech, Ltd. (b).....         171,000         20,097
Ping An Insurance Group Co.
  of China, Ltd. ...........          63,000        552,485
Semiconductor Manufacturing
  International Corp. (b)...         714,000         46,040
Shanghai Electric Group Co.,
  Ltd. .....................         210,000         97,227
Shenzhen Expressway Co.,
  Ltd. .....................         168,000         82,764
SINA Corp. (a)(b)...........           2,424        109,516
Sinopec Shanghai
  Petrochemical Co., Ltd.
  (b).......................         168,000         66,515
Sinotrans, Ltd. ............         210,000         55,249
Suntech Power Holdings Co.,
  Ltd. ADR (b)..............           4,106         68,283
Tencent Holdings, Ltd. .....          42,000        912,684
Tingyi Cayman Islands
  Holding Corp. ............         126,000        311,992
TPV Technology, Ltd. .......         168,000        103,564
Travelsky Technology,
  Ltd. .....................         102,000        102,999
Weiqiao Textile Co. ........          53,000         36,363
Yanzhou Coal Mining Co.,
  Ltd. .....................         126,000        278,843
Zhejiang Expressway Co.,
  Ltd. .....................         162,000        150,216
Zijin Mining Group Co.,
  Ltd. .....................         170,000        162,676
ZTE Corp. ..................          30,752        190,364
                                               ------------
TOTAL CHINA.................                     18,101,994
                                               ------------
CZECH REPUBLIC -- 0.6%
CEZ AS......................           8,820        414,067
Komercni Banka AS...........             961        205,161
Telefonica O2 Czech Republic
  AS........................           6,198        140,772
Unipetrol (b)...............           6,282         47,617
                                               ------------
TOTAL CZECH REPUBLIC........                        807,617
                                               ------------
EGYPT -- 0.7%
Commercial International
  Bank......................          24,325        241,930
Egyptian Co. for Mobile
  Services..................           3,877        170,348
Egyptian Financial Group-
  Hermes Holding............          15,184         69,570
Egyptian Kuwait Holding
  Co. ......................          19,502         39,004
Orascom Construction
  Industries................           6,116        274,324
Orascom Telecom Holding
  SAE.......................           6,480         29,548
Orascom Telecom Holding SAE
  GDR (c)...................           3,441         79,109
Orascom Telecom Holding SAE
  GDR (c)...................             200          4,598
                                               ------------
TOTAL EGYPT.................                        908,431
                                               ------------
HONG KONG -- 4.6%
Agile Property Holdings,
  Ltd. .....................         126,000        185,245
Chaoda Modern Agriculture
  Holdings, Ltd. ...........         122,550        131,179
China Merchants Holdings
  International Co., Ltd. ..          43,380        141,261
China Mobile, Ltd. .........         235,500      2,212,544
China Overseas Land &
  Investment, Ltd. .........         171,200        362,092
China Power International
  Development, Ltd. (b).....         210,000         52,811
China Resources Enterprise..          42,000        153,558
China Resources Land,
  Ltd. .....................          84,000        191,095
China Resources Power
  Holdings Co. .............          89,600        178,413
China Travel International
  Investment Hong Kong,
  Ltd. .....................         204,000         61,036
China Unicom, Ltd. .........         173,668        230,242
Citic Pacific, Ltd. ........          37,000         99,729
CNOOC, Ltd. ................         804,000      1,264,991
COSCO Pacific, Ltd. ........          84,691        108,457
Denway Motors, Ltd. ........         290,000        184,755
Guangdong Investment,
  Ltd. .....................         170,000         99,316
Guangzhou Investment Co.,
  Ltd. .....................         292,000         82,847
GZI Transportation, Ltd. ...          25,258         10,065
Kingboard Chemical Holdings,
  Ltd. .....................          30,500        121,150
Shimao Property Holdings,
  Ltd. .....................          63,000        119,597
Xinyu Hengdeli Holdings,
  Ltd. .....................         492,000        186,545
                                               ------------
TOTAL HONG KONG.............                      6,176,928
                                               ------------
HUNGARY -- 0.8%
FHB Mortgage Bank NyRt (b)..          14,359         99,185
MOL Hungarian Oil and Gas
  NyRt (b)..................           3,521        317,803
OTP Bank NyRt (a)(b)........          12,754        369,456
Richter Gedeon NyRt.........           1,049        238,932
Tiszai Vegyi Kominat NyRt...           1,482         26,753
                                               ------------
TOTAL HUNGARY...............                      1,052,129
                                               ------------
INDIA -- 8.6%
Ambuja Cements, Ltd. GDR....          17,217         38,570
Ambuja Cements, Ltd. .......           6,752         15,126
Anant Raj Industries,
  Ltd. .....................          31,949         91,656
Bajaj Holdings & Investment,
  Ltd. .....................           1,786         22,861
BF Utilities, Ltd. (b)......           7,339        200,922
Bharat Heavy Electricals,
  Ltd. .....................           7,418        382,577
Bharti Airtel, Ltd. ........          96,779        688,174
Cipla, Ltd. ................          25,315        182,784
Dr. Reddy's Laboratories,
  Ltd. ADR (a)..............           7,848        190,000
Gail India, Ltd. ...........          27,854        247,983
Godrej Industries, Ltd. ....          13,605         53,955
Grasim Industries, Ltd. GDR
  (d).......................             731         38,962
Grasim Industries, Ltd.
  (d).......................             288         15,318
HCL Technologies, Ltd. .....           7,121         56,780
HDFC Bank, Ltd. ............          10,255        375,778
Hero Honda Motors, Ltd. ....           8,101        300,069
Hindustan Unilever, Ltd. ...          64,318        366,060
Housing Development Finance
  Corp., Ltd. ..............          11,009        635,913
ICICI Bank, Ltd. ADR........          12,183        459,421
India Infoline, Ltd. .......          99,677        276,851
Indian Hotels Co., Ltd. ....          34,818         77,066

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Infosys Technologies, Ltd.
  ADR (a)...................          21,211   $  1,172,332
ITC, Ltd. ..................           1,982         10,705
ITC, Ltd. GDR (c)...........             200          1,078
ITC, Ltd. GDR (c)...........           2,611         14,073
ITC, Ltd. GDR (c)(d)........          22,171        119,490
JAI Corp., Ltd. ............          31,802        142,830
Larsen & Toubro, Ltd. GDR...           8,684        318,269
Mahindra & Mahindra, Ltd.
  GDR.......................           7,441        171,143
Maruti Udyog, Ltd. .........           6,112        205,839
Mercator Lines, Ltd. .......          84,391        104,457
Monnet Ispat, Ltd. .........           3,208         25,941
Oil & Natural Gas Corp.,
  Ltd. .....................          18,124        460,354
Reliance Capital, Ltd. .....           3,206         59,160
Reliance Communications,
  Ltd. .....................          39,438        146,150
Reliance Industries, Ltd.
  GDR (d)...................          33,628      1,563,702
Reliance Infrastructure,
  Ltd. .....................           9,424        232,891
Reliance Mediaworks, Ltd.
  (b).......................          29,202        161,275
Siemens India, Ltd. ........           8,588        107,223
State Bank of India GDR.....           1,973        195,327
Suzlon Energy, Ltd. (b).....         175,409        340,942
Tata Consultancy Services,
  Ltd. .....................          17,472        281,144
Tata Motors, Ltd. ADR (a)...          10,169        171,449
Tata Power Co., Ltd. .......           7,783        230,990
Tata Steel, Ltd. ...........          13,658        181,089
Unitech, Ltd. ..............          59,775        105,973
United Breweries Holdings,
  Ltd. (b)..................           8,560         58,863
Wipro, Ltd. ADR (a).........          12,775        284,499
                                               ------------
TOTAL INDIA.................                     11,584,014
                                               ------------
INDONESIA -- 2.0%
Astra International Tbk PT..         127,000        469,069
Bank Central Asia Tbk PT....         749,500        386,916
Bank Danamon Indonesia Tbk
  PT........................         157,710         76,379
Bank Mandiri Persero Tbk
  PT........................         397,000        198,606
Bank Rakyat Indonesia Tbk
  PT........................         341,500        278,071
Barito Pacific Tbk PT (b)...         358,000         50,680
Bumi Resources Tbk PT.......         645,000        166,485
Indofood Sukses Makmur Tbk
  PT........................         473,500        178,917
Indosat Tbk PT..............          93,000         46,772
Kalbe Farma Tbk PT..........         520,000         71,953
Medco Energi Internasional
  Tbk PT....................         246,000         64,151
Perusahaan Gas Negara Tbk
  PT........................         541,000        224,577
Telekomunikasi Indonesia Tbk
  PT........................         273,000        274,598
United Tractors Tbk PT......         138,000        227,674
                                               ------------
TOTAL INDONESIA.............                      2,714,848
                                               ------------
ISRAEL -- 3.6%
Avner Oil & Gas, Ltd. LP....       1,248,246        461,667
Bank Hapoalim BM (b)........          57,114        250,288
Bank Leumi Le-Israel BM
  (b).......................          58,204        268,126
Check Point Software
  Technologies (a)(b).......           9,615        325,756
Formula Systems (1985),
  Ltd. .....................           7,567         82,003
Israel Chemicals, Ltd. .....          26,275        346,819
Israel Discount Bank, Ltd.
  (b).......................          50,197        119,264
Koor Industries, Ltd. ......           1,304         38,211
Makhteshim-Agan Industries,
  Ltd. .....................          22,673        108,337
Mizrahi Tefahot Bank, Ltd.
  (b).......................          19,398        178,208
NICE Systems, Ltd. (b)......           4,023        124,896
Ormat Industries, Ltd. .....          11,409        103,940
Partner Communications
  Company, Ltd. ............           7,677        155,445
Retalix, Ltd. (b)...........           5,211         67,008
Teva Pharmaceutical
  Industries, Ltd. .........          37,917      2,136,084
The Israel Corp., Ltd. (b)..             189        137,459
                                               ------------
TOTAL ISRAEL................                      4,903,511
                                               ------------
JORDAN -- 0.2%
Arab Bank PLC...............          12,120        208,065
                                               ------------
MALAYSIA -- 2.2%
Aeon Co. Bhd................         151,100        218,883
Alliance Financial Group
  Bhd.......................         163,000        129,010
Berjaya Sports Toto Bhd.....          79,400        100,873
Bintulu Port Holdings Bhd...          69,294        131,545
Bursa Malaysia Bhd..........          33,293         77,690
Carlsberg Brewery Bhd.......         242,597        321,668
Dialog Group Bhd............         250,792         96,684
Digi.Com Bhd................          21,000        134,685
Genting Bhd.................         127,400        273,106
IGB Corp. Bhd (b)...........         171,500        100,175
IOI Corp. Bhd...............         205,360        328,072
KFC Holdings Bhd............          82,900        179,165
KNM Group Bhd...............         408,650         91,898
Malaysian Airline System Bhd
  (b).......................         112,200         89,131
Malaysian Resources Corp.
  Bhd (b)...................         171,400         68,580
Multi Purpose Holdings Bhd..         121,760         66,499
Naim Cendera Holding Bhd....         103,187         88,601
OSK Holdings Bhd............         156,600         78,209
OSK Property Holdings Bhd...          14,164          2,151
OSK Ventures International
  Bhd (b)...................          23,500          4,564
Resorts World Bhd...........          16,600         13,623
SP Setia Bhd................         103,200        118,150
Sunrise Bhd.................         171,076        102,925
Ta Enterprise Bhd...........         207,100         42,642
TA Global Bhd (b)...........         123,540         16,056
Tebrau Teguh Bhd (b)........          14,500          2,880
UEM Land Holdings Bhd (b)...          42,525         18,505
WCT Engineering Bhd.........         190,900        144,959
                                               ------------
TOTAL MALAYSIA..............                      3,040,929
                                               ------------
MEXICO -- 5.7%
Alfa SAB de CV..............          22,481        141,649
America Movil SAB de CV
  (a).......................         990,822      2,335,248
Axtel SAB de CV (a)(b)......          68,858         62,184
Cemex SAB de CV (a)(b)......         384,837        456,897
Coca-Cola Femsa SAB de CV...          34,689        228,959
Consorcio ARA SAB de CV
  (a)(b)....................          68,417         47,689
Corporacion GEO SAB de CV
  (b).......................          29,050         77,301
Desarrolladora Homex SAB de
  CV (b)....................          12,774         71,818
Empresas ICA SAB de CV
  (a)(b)....................          28,051         65,533
Fomento Economico Mexicano
  SAB de CV.................         104,057        500,223
Grupo Aeroportuario del
  Sureste SAB de CV.........          27,105        140,742
Grupo Bimbo SAB de CV (a)...          33,597        219,255
Grupo Elektra SA de CV......           4,960        239,729
Grupo Financiero Banorte SAB
  de CV.....................          70,509        254,808
Grupo Iusacell SA de CV
  (b).......................             817          3,242
Grupo Mexico SAB de CV......         233,299        533,596
Grupo Modelo SAB de CV (b)..          39,393        219,061
Grupo Televisa SA de CV
  (a).......................          79,927        333,228

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Impulsora Del Desarrollo Y
  El Empleo en America
  Latina SA de CV (a)(b)....          71,225   $     72,287
Industrias CH SAB, Series B
  (b).......................          18,302         64,416
Industrias Penoles SA de CV
  (a).......................           6,346        136,589
Kimberly-Clark de Mexico SAB
  de CV.....................          36,888        165,489
Sare Holding SAB de CV
  (Class B) (b).............          81,353         29,911
Telefonos de Mexico SA de
  CV........................         285,476        238,345
Telmex Internacional SAB de
  CV........................         384,129        341,307
TV Azteca SAB de CV.........         157,393         85,355
Urbi Desarrollos Urbanos SA
  de CV (b).................          30,654         69,266
Wal-Mart de Mexico SAB de
  CV........................         129,669        579,048
                                               ------------
TOTAL MEXICO................                      7,713,175
                                               ------------
MOROCCO -- 0.7%
Banque Marocaine du Commerce
  Exterieur.................          11,139        374,012
Banque Marocaine pour le
  Commerce et l'Industrie SA
  (c).......................             957        112,162
Banque Marocaine pour le
  Commerce et l'Industrie SA
  (b)(c)(e).................              31          3,633
Douja Promotion Groupe
  Addoha SA.................           6,253         82,002
Holcim Maroc SA.............             592        141,018
ONA SA......................           1,073        174,701
                                               ------------
TOTAL MOROCCO...............                        887,528
                                               ------------
PERU -- 0.9%
Compania de Minas
  Buenaventura SA...........          11,345        378,167
Credicorp, Ltd. ............           4,101        315,859
Southern Copper Corp. (a)...          10,659        350,788
Volcan Compania Minera SAA
  (Class B).................          98,382        121,913
                                               ------------
TOTAL PERU..................                      1,166,727
                                               ------------
PHILIPPINES -- 0.5%
Ayala Land, Inc. ...........         547,980        133,350
Banco de Oro Universal
  Bank......................          94,700         79,890
Bank of the Philippine
  Islands...................         163,080        169,324
Filinvest Land, Inc. .......       2,487,000         48,417
Philippine Long Distance
  Telephone Co. ............           4,230        239,727
                                               ------------
TOTAL PHILIPPINES...........                        670,708
                                               ------------
POLAND -- 1.3%
Asseco Poland SA............           2,970         65,332
Bank BPH SA (b).............             701         20,577
Bank Pekao SA (b)...........           6,046        341,628
Bioton SA (b)...............         139,012         11,173
BRE Bank SA (b).............             745         67,687
Cersanit Krasnystaw SA (b)..           6,924         39,801
Getin Holding SA (b)........          11,834         36,639
Globe Trade Centre SA (b)...           7,421         66,516
Grupa Lotos SA (b)..........           4,519         50,216
KGHM Polska Miedz SA........           6,482        240,099
Orbis SA (b)................           3,097         48,007
PBG SA (b)..................             830         58,936
Polimex Mostostal SA........          28,994         40,223
Polski Koncern Naftowy Orlen
  GDR (b)...................           9,057        221,172
Powszechna Kasa Oszczednosci
  Bank Polski SA............          19,337        256,773
Telekomunikacja Polska SA...          39,668        219,985
                                               ------------
TOTAL POLAND................                      1,784,764
                                               ------------
RUSSIA -- 7.2%
Comstar United Telesystems
  GDR.......................          18,733        103,032
Gazprom OAO ADR (f).........         149,615      3,815,182
JSC MMC Norilsk Nickel ADR
  (b).......................          39,597        568,217
LUKOIL ADR..................          24,069      1,379,154
Mechel OAO ADR..............           7,078        133,208
Mobile TeleSystems ADR......           9,468        462,891
NovaTek OAO GDR.............           4,875        321,750
OAO Rosneft Oil Co. GDR.....          61,829        531,729
Polyus Gold Co. ADR.........           8,054        223,498
Rostelecom ADR..............           4,185        114,460
Severstal GDR (b)...........          13,957        132,592
Surgutneftegaz ADR..........         105,187        936,164
Tatneft GDR.................          12,253        357,052
Vimpel-Communications ADR...          21,251        395,056
VTB Bank OJSC GDR (d).......          32,037        151,215
Wimm-Bill-Dann Foods OJSC
  ADR (b)...................           4,868        116,004
                                               ------------
TOTAL RUSSIA................                      9,741,204
                                               ------------
SOUTH AFRICA -- 9.0%
ABSA Group, Ltd. ...........          14,530        253,554
Adcock Ingram Holdings,
  Ltd. .....................           4,469         32,894
Adcorp Holdings, Ltd. ......          19,290         65,490
Afgri, Ltd. ................         106,320         87,352
African Bank Investments,
  Ltd. .....................          60,981        246,781
African Rainbow Minerals,
  Ltd. .....................           7,037        166,059
Allied Electronics Corp.,
  Ltd. .....................          24,628         89,632
Anglo Platinum, Ltd. (b)....           2,740        294,884
AngloGold Ashanti, Ltd. ....          10,634        442,314
Aquarius Platinum, Ltd.
  (b).......................          17,664        116,095
ArcelorMittal South Africa,
  Ltd. .....................           9,001        125,901
Aspen Pharmacare Holdings,
  Ltd. (b)..................          27,106        270,922
Aveng, Ltd. ................          23,830        129,121
Avusa, Ltd. ................           4,129          9,644
Barloworld, Ltd. ...........          10,198         62,459
Bidvest Group, Ltd. ........          14,950        261,898
Business Connexion Group,
  Ltd. (b)..................          87,746         65,538
Cadiz Holdings..............          57,419         24,484
Coronation Fund Managers,
  Ltd. .....................          82,018         97,458
Discovery Holdings, Ltd. ...          13,434         58,288
ElementOne, Ltd. (b)(e).....           6,197         10,519
Eqstra Holdings, Ltd. (b)...           9,255          8,295
FirstRand, Ltd. ............         226,978        565,307
Foschini, Ltd. .............          13,439        110,396
Freeworld Coatings, Ltd. ...          11,964         13,631
Gold Fields, Ltd. ..........          32,057        426,541
Grindrod, Ltd. .............          40,115         96,859
Group Five, Ltd. ...........          11,387         59,535
Harmony Gold Mining Co.,
  Ltd. .....................           9,594         98,744
Impala Platinum Holdings,
  Ltd. .....................          27,834        767,275
Imperial Holdings, Ltd. ....           7,869         94,412
Investec, Ltd. .............           8,693         62,862
Invicta Holdings, Ltd. .....          24,332         82,607
JD Group, Ltd. .............           8,562         57,671
Kagiso Media, Ltd. .........          44,641         90,752
Kumba Iron Ore, Ltd. .......           2,489        103,092

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Lewis Group, Ltd. ..........          10,303   $     74,155
Massmart Holdings, Ltd. ....          13,693        166,241
Metorex, Ltd. (b)...........          29,712         19,408
MTN Group, Ltd. ............          78,425      1,255,652
Murray & Roberts Holdings,
  Ltd. .....................          21,087        133,101
Mvelaphanda Resources, Ltd.
  (b).......................          11,007         73,243
Naspers, Ltd. ..............          18,921        770,844
Nedbank Group, Ltd. ........          22,066        371,725
Netcare, Ltd. (b)...........          89,709        168,119
Pretoria Portland Cement
  Co., Ltd. ................           8,734         41,193
PSG Group, Ltd. ............          17,775         53,105
Reinet Investments SCA ADR
  (b).......................           7,173         11,689
Remgro, Ltd. ...............          18,407        222,971
RMB Holdings, Ltd. .........          40,818        164,076
Sanlam, Ltd. ...............          88,912        274,690
Sappi, Ltd. (a)(b)..........          12,115         58,405
Sasol, Ltd. ................          21,679        877,317
Shoprite Holdings, Ltd. ....          33,982        300,975
Standard Bank Group, Ltd. ..          44,183        612,007
Steinhoff International
  Holdings, Ltd. (b)........          69,433        195,841
Sun International, Ltd.
  (b).......................           7,091         91,404
Super Group, Ltd. (b).......          56,001          5,019
Telkom SA, Ltd. ............          11,472         58,343
Tiger Brands, Ltd. .........           8,374        194,585
Truworths International,
  Ltd. .....................          30,990        183,489
Wilson Bayly Holmes-Ovcon,
  Ltd. .....................           9,870        144,074
Woolworths Holdings, Ltd. ..          54,702        132,600
                                               ------------
TOTAL SOUTH AFRICA..........                     12,203,537
                                               ------------
TAIWAN -- 8.8%
Acer, Inc. .................          88,640        266,599
Advanced Semiconductor
  Engineering, Inc. ........         174,365        157,275
Asustek Computer, Inc. .....         100,932        195,016
AU Optronics Corp. ADR (a)..          47,214        566,096
Cathay Financial Holding
  Co., Ltd. (b).............         133,550        249,271
Chang Hwa Commercial Bank...         190,000         90,589
Chi Mei Optoelectronics
  Corp. GDR (c)(b)..........           7,625         53,638
Chi Mei Optoelectronics
  Corp. GDR (c)(b)..........           1,936         13,619
China Development Financial
  Holding Corp. (b).........         409,758        125,547
China Steel Chemical
  Corp. ....................         131,345        357,262
China Steel Corp. ..........         236,719        244,231
Chinatrust Financial Holding
  Co., Ltd. ................         259,290        161,727
Chunghwa Telecom Co.,
  Ltd. .....................         116,655        217,007
CMC Magnetics Corp. (b).....         105,000         27,149
Compal Electronics, Inc. ...         175,342        243,127
Delta Electronics, Inc. ....          67,340        210,536
Elite Semiconductor Memory
  Technology, Inc. .........          56,750        100,424
Epistar Corp. ..............          20,850         78,224
Far Eastern Textile Co.,
  Ltd. .....................         167,063        208,927
Formosa Chemicals & Fibre
  Corp. ....................          89,460        194,107
Formosa Plastics Corp. .....         139,610        293,755
Foxconn Technology Co.,
  Ltd. .....................          32,318        125,291
Fubon Financial Holding Co.,
  Ltd. (b)..................         190,000        233,453
Giant Manufacturing Co.,
  Ltd. .....................          96,960        271,615
Grape King, Inc. ...........          90,000        140,128
High Tech Computer Corp. ...          31,578        361,836
Hon Hai Precision Industry
  Co., Ltd. ................         133,564        632,639
Hotai Motor Co., Ltd. ......          44,000        105,787
Hua Nan Financial Holdings
  Co., Ltd. ................         175,376        110,484
Innolux Display Corp. ......          63,431         94,100
Lite-On Technology Corp. ...          89,313        134,172
MediaTek, Inc. .............          17,283        301,514
Mosel Vitelic, Inc. (b).....           5,995          3,524
Nan Ya Plastics Corp. ......         134,690        245,503
National Petroleum Co.,
  Ltd. .....................         191,000        232,293
Novatek Microelectronics
  Corp., Ltd. ..............          17,225         57,623
POU Chen Corp. .............         124,207         98,636
Powerchip Semiconductor
  Corp. (b).................         205,660         25,720
Powertech Technology,
  Inc. .....................          29,714        100,796
Precision Silicon Corp.
  (b).......................          14,098         16,749
ProMOS Technologies, Inc.
  (b).......................         194,000         13,101
Quanta Computer, Inc. ......         114,664        249,511
Shin Kong Financial Holding
  Co., Ltd. (b).............         126,368         52,546
Siliconware Precision
  Industries Co. ...........          87,578        118,697
SinoPac Financial Holdings
  Co., Ltd. (b).............         275,000        110,911
Solar Applied Materials
  Technology Corp. .........          57,611        148,238
Taishin Financial Holdings
  Co., Ltd. (b).............         235,000         92,575
Taiwan Cement Corp. ........         130,681        138,914
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR.......................         220,209      2,519,191
Taiwan Tea Corp. (b)........          48,885         31,102
Tatung Co., Ltd. (b)........         210,000         51,474
Tripod Technology Corp. ....          28,244         95,368
United Microelectronics
  Corp. ADR (a)(b)..........         160,010        620,839
Visual Photonics Epitaxy
  Co., Ltd. (b).............          48,490        133,107
Wistron Corp. ..............          67,635        131,316
                                               ------------
TOTAL TAIWAN................                     11,852,879
                                               ------------
THAILAND -- 1.5%
Advanced Info Service PCL...          76,615        198,776
Bangkok Expressway PCL......         220,759        137,726
Banpu PCL...................           8,808        152,700
Electricity Generating PCL
  (Foreign ownership
  limit)....................          49,873        118,175
IRPC PCL....................         563,058         73,971
Kasikornbank PCL............          36,100         92,037
PTT Exploration & Production
  PCL.......................          68,298        301,134
PTT PCL.....................          46,224        341,065
Siam Cement PCL.............          24,900        175,510
Siam Commercial Bank PCL....          72,502        188,649
Thai Oil PCL................          69,495         89,109
Tisco Financial Group PCL...         107,947         78,354
TMB Bank PCL (b)............       2,818,817        104,839
                                               ------------
TOTAL THAILAND..............                      2,052,045
                                               ------------

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
TURKEY -- 1.8%
Akbank TAS..................          47,861   $    301,736
Anadolu Efes Biracilik Ve
  Malt Sanayii AS...........          13,717        153,738
Dogan Sirketler Grubu
  Holdings AS...............          92,340         63,451
Dogan Yayin Holding AS (b)..          30,552         28,331
Eregli Demir ve Celik
  Fabrikalari TAS (b).......          43,140        129,511
Haci Omer Sabanci Holding
  AS........................          34,044        130,593
KOC Holding AS (b)..........          48,651        143,459
Migros Ticaret AS (b).......             536          7,044
Tupras-Turkiye Petrol
  Rafinerileri AS...........           7,734        153,499
Turkcell Iletisim Hizmet
  AS........................          29,332        207,425
Turkiye Garanti Bankasi AS..         149,087        631,577
Turkiye Is Bankasi..........          54,552        229,279
Ulker Biskuvi Sanayi AS.....          32,404         76,527
Yapi ve Kredi Bankasi AS
  (b).......................          51,277        112,204
                                               ------------
TOTAL TURKEY................                      2,368,374
                                               ------------
UNITED KINGDOM -- 0.1%
British American Tobacco
  PLC.......................           4,574        150,312
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $115,341,216).......                    126,127,275
                                               ------------
PREFERRED STOCK -- 0.0% (g)
MALAYSIA -- 0.0% (g)
TA Global Bhd (b)
  (Cost $0).................         123,540         12,628
                                               ------------
SHORT TERM INVESTMENTS -- 6.0%
UNITED STATES -- 6.0%
MONEY MARKET FUNDS -- 6.0%
State Street Institutional
  Liquid Reserves Fund
  (f)(h)....................             100            100
State Street Navigator
  Securities Lending Prime
  Portfolio (h)(i)..........       8,146,445      8,146,445
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $8,146,545).........                      8,146,545
                                               ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $123,487,761).......                    134,286,448
OTHER ASSETS AND
  LIABILITIES -- 0.6%.......                        785,634
                                               ------------
NET ASSETS -- 100.0%........                   $135,072,082
                                               ============




(a)     Security, or portion thereof, was on loan at December 31, 2009.
(b)     Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.4% of net assets as of December 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f) Security, or a portion thereof, is designated on the Fund's books or pledged as collateral for futures contracts.
(g)     Amount shown represents less than 0.05% of net assets.
(h) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)     Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At December 31, 2009, open futures contracts purchased were as follows:

                     EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                 DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------              ----------  ---------  ----------  ----------  ------------
MSCI Taiwan
  Index Futures....    1/28/10      273     $7,906,604  $8,069,880    $163,276

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Oil, Gas & Consumable Fuels...........       17.2%
Commercial Banks......................       14.3
Metals & Mining.......................       10.2
Wireless Telecommunication Services...        6.6
Semiconductors & Semiconductor
  Equipment...........................        3.2
Insurance.............................        2.3
Pharmaceuticals.......................        2.3
Diversified Telecommunication
  Services............................        2.2
Beverages.............................        2.0
Food Products.........................        1.6
Electric Utilities....................        1.6
Chemicals.............................        1.6
Real Estate Management & Development..        1.6
Computers & Peripherals...............        1.6
Construction & Engineering............        1.5
Industrial Conglomerates..............        1.5
IT Services...........................        1.5
Diversified Financial Services........        1.4
Internet Software & Services..........        1.3
Electronic Equipment, Instruments &
  Components..........................        1.3
Automobiles...........................        1.2
Media.................................        1.1
Construction Materials................        1.1
Food & Staples Retailing..............        1.1
Multiline Retail......................        0.9
Specialty Retail......................        0.9
Hotels, Restaurants & Leisure.........        0.9
Independent Power Producers & Energy
  Traders.............................        0.8
Transportation Infrastructure.........        0.8
Electrical Equipment..................        0.8
Capital Markets.......................        0.6
Household Durables....................        0.6
Thrifts & Mortgage Finance............        0.5
Software..............................        0.5
Marine................................        0.5
Paper & Forest Products...............        0.4
Machinery.............................        0.4
Gas Utilities.........................        0.4
Household Products....................        0.4
Tobacco...............................        0.4
Airlines..............................        0.3
Communications Equipment..............        0.2
Personal Products.....................        0.2
Textiles, Apparel & Luxury Goods......        0.2
Energy Equipment & Services...........        0.2
Leisure Equipment & Products..........        0.2
Water Utilities.......................        0.2
Distributors..........................        0.2
Health Care Providers & Services......        0.1
Aerospace & Defense...................        0.1
Professional Services.................        0.1
Trading Companies & Distributors......        0.1
Consumer Finance......................        0.1
Road & Rail...........................        0.1
Air Freight & Logistics...............        0.0***
Building Products.....................        0.0***
Biotechnology.........................        0.0***
Short Term Investments................        6.0
Other Asset & Liabilities.............        0.6
                                            -----
TOTAL.................................      100.0%
                                            -----




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for Banque
       Marocaine pour le Commerce et l'Industrie SA, which was Level 2 and part of the Commercial Banks Industry and ElementOne, Ltd., which was Level 2 and part of the Media Industry, both representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
COMMON STOCKS -- 99.8%
BRAZIL -- 27.5%
Banco Bradesco SA ADR...................     710,590   $ 15,540,603
Banco Santander Brasil SA ADS...........     279,261      3,892,898
Companhia de Bebidas das Americas
  ADR (a)...............................      75,112      7,593,072
Companhia Energetica de Minas Gerais
  ADR (a)...............................     151,294      2,732,370
Companhia Siderurgica Nacional SA
  ADR (a)...............................     207,135      6,613,820
Gerdau SA ADR (a).......................     316,261      5,385,925
Itau Unibanco Holding SA ADR (a)........     923,565     21,094,225
Petroleo Brasileiro SA ADR (a)..........     597,544     28,490,898
Tele Norte Leste Participacoes SA ADR...     129,216      2,767,807
Vale SA Preference Shares ADR (a).......     765,106     22,211,027
                                                       ------------
TOTAL BRAZIL............................                116,322,645
                                                       ------------
CHINA -- 31.0%
Baidu, Inc. ADR (b).....................      17,865      7,346,624
Bank of China, Ltd. ....................  31,863,000     17,258,671
Bank of Communications Co., Ltd. .......   2,867,000      3,331,378
China Construction Bank Corp. ..........  17,523,000     15,073,208
China Life Insurance Co., Ltd. .........   3,650,000     18,052,179
China Merchants Bank Co., Ltd. .........   1,821,050      4,779,227
China Petroleum & Chemical Corp. .......   8,782,000      7,826,055
China Shenhua Energy Co., Ltd. .........   1,454,000      7,125,567
China Telecom Corp., Ltd. ..............   7,390,000      3,087,883
Industrial & Commercial Bank of China...  24,337,000     20,212,699
PetroChina Co., Ltd. ...................  11,030,000     13,257,537
Ping An Insurance Group Co. of
  China, Ltd. ..........................     673,500      5,906,333
Tencent Holdings, Ltd. .................     361,100      7,846,912
                                                       ------------
TOTAL CHINA.............................                131,104,273
                                                       ------------
HONG KONG -- 11.2%
China Mobile, Ltd. .....................   2,844,000     26,719,637
China Overseas Land &
  Investment, Ltd. .....................   1,788,560      3,782,847
China Unicom, Ltd. .....................   2,904,000      3,850,004
CNOOC, Ltd. ............................   8,347,000     13,132,930
                                                       ------------
TOTAL HONG KONG.........................                 47,485,418
                                                       ------------
INDIA -- 7.3%
HDFC Bank, Ltd. ADR (a).................      30,358      3,948,969
ICICI Bank, Ltd. ADR (a)................     145,188      5,475,039
Infosys Technologies, Ltd. ADR..........     239,737     13,250,264
Reliance Industries, Ltd. GDR (b)(c)....     180,365      8,386,973
                                                       ------------
TOTAL INDIA.............................                 31,061,245
                                                       ------------
RUSSIA -- 22.8%
Gazprom OAO ADR.........................   1,702,054     43,402,377
JSC MMC Norilsk Nickel ADR (b)..........     424,859      6,096,727
LUKOIL ADR..............................     245,849     14,087,148
Mobile TeleSystems ADR..................     215,964     10,558,480
NovaTek OAO GDR.........................      63,390      4,183,740
Rosneft OJSC GDR (d)....................     868,844      7,472,058
Rosneft OJSC GDR (d)....................       5,891         50,663
Surgutneftegaz ADR......................     511,590      4,553,151
Tatneft GDR (d).........................     113,397      3,304,388
Tatneft GDR (d).........................       3,019         87,974
Vimpel-Communications ADR...............     155,189      2,884,963
                                                       ------------
TOTAL RUSSIA............................                 96,681,669
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $397,664,169)...................                422,655,250
                                                       ------------
SHORT TERM INVESTMENTS -- 6.8%
UNITED STATES -- 6.8%
MONEY MARKET FUNDS -- 6.8%
State Street Institutional Liquid
  Reserves Fund (e).....................     564,276        564,276
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  27,970,545     27,970,545
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $28,534,821)....................                 28,534,821
                                                       ------------
TOTAL INVESTMENTS -- 106.6%
  (Cost $426,198,990)...................                451,190,071
OTHER ASSETS AND
  LIABILITIES -- (6.6)%.................                (27,834,678)
                                                       ------------
NET ASSETS -- 100.0%....................               $423,355,393
                                                       ============





(a)  Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.0% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)  Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Oil, Gas & Consumable Fuels...........       36.7%
Commercial Banks......................       26.1
Metals & Mining.......................        9.5
Wireless Telecommunication Services...        8.8
Insurance.............................        5.7
Internet Software & Services..........        3.6
IT Services...........................        3.1
Diversified Telecommunication
  Services............................        3.0
Beverages.............................        1.8
Real Estate Management & Development..        0.9
Electric Utilities....................        0.6
Short Term Investments................        6.8
Other Assets & Liabilities............       (6.6)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
COMMON STOCKS -- 99.4%
CZECH REPUBLIC -- 3.8%
CEZ AS..................................    101,172   $  4,749,665
Komercni Banka AS.......................      7,818      1,669,040
Telefonica O2 Czech Republic AS.........     30,512        693,004
Unipetrol (a)...........................     77,481        587,298
                                                      ------------
TOTAL CZECH REPUBLIC....................                 7,699,007
                                                      ------------
HUNGARY -- 5.0%
Magyar Telekom NyRt.....................    458,481      1,781,866
MOL Hungarian Oil and Gas NyRt (a)......     23,725      2,141,400
OTP Bank NyRt (a)(b)....................    132,629      3,841,983
Richter Gedeon NyRt.....................     10,149      2,311,655
                                                      ------------
TOTAL HUNGARY...........................                10,076,904
                                                      ------------
POLAND -- 10.8%
Agora SA (a)............................     71,721        562,400
Apator SA...............................     66,096        367,469
Asseco Poland SA........................     31,383        690,345
Bank Pekao SA (a).......................     51,791      2,926,444
Bank Zachodni WBK SA (a)................     15,022        997,372
Bioton SA (a)...........................  1,294,384        104,032
BRE Bank SA (a).........................      5,944        540,043
Cersanit Krasnystaw SA (a)..............     68,305        392,640
Debica SA...............................     18,510        429,487
Echo Investment SA (a)..................    212,496        309,644
Getin Holding SA (a)....................    128,153        396,770
Globe Trade Centre SA (a)...............     85,569        766,972
ING Bank Slaski SA (a)..................      4,068      1,108,795
KGHM Polska Miedz SA....................     56,538      2,094,220
Netia SA (a)............................    355,948        609,479
Orbis SA (a)............................     31,452        487,546
PBG SA (a)..............................      6,978        495,485
Polimex Mostostal SA....................    283,686        393,554
Polski Koncern Naftowy Orlen SA (a).....     95,458      1,132,473
Powszechna Kasa Oszczednosci Bank
  Polski SA.............................    221,783      2,945,017
Telekomunikacja Polska SA...............    504,851      2,799,729
TVN SA..................................    131,677        657,534
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA........................      2,282        473,672
                                                      ------------
TOTAL POLAND............................                21,681,122
                                                      ------------
RUSSIA -- 65.1%
Comstar United Telesystems GDR (c)......    197,052      1,083,786
Comstar United Telesystems GDR (c)......     31,727        174,499
CTC Media, Inc. (a)(b)..................     53,023        790,043
Evraz Group SA GDR (a)(c)...............     61,249      1,730,284
Evraz Group SA GDR (a)(c)...............     36,284      1,025,023
Gazprom Neft ADR (c)....................     84,216      2,307,518
Gazprom Neft ADR (c)....................        563         15,398
Gazprom OAO ADR.........................  1,422,012     36,261,306
Integra Group Holdings GDR (a)(c).......    210,214        630,642
Integra Group Holdings GDR (a)(c).......    139,403        418,209
JSC MMC Norilsk Nickel ADR (a)..........    532,625      7,643,169
LUKOIL ADR..............................    307,752     17,634,190
Mechel OAO ADR..........................     57,210      1,076,692
Mobile TeleSystems ADR (b)..............    144,726      7,075,654
NovaTek OAO GDR.........................     52,502      3,465,132
OAO Rosneft Oil Co. GDR.................  1,213,317     10,434,526
PIK Group GDR (a).......................    201,964        838,151
Polymetal GDR (a)(c)....................     93,925        861,292
Polymetal GDR (a)(c)....................        362          3,320
Polyus Gold Co. ADR (c).................     94,611      2,625,455
Polyus Gold Co. ADR (c).................        353          9,725
Rosneft OJSC GDR........................    103,373        889,008
Rostelecom ADR (b)......................     66,435      1,816,997
Sberbank................................  3,945,791     11,083,727
Severstal GDR (a)(c)....................      3,047         28,947
Severstal GDR (a)(c)....................    382,597      3,634,671
Surgutneftegaz ADR......................    669,899      5,962,101
Tatneft OAO GDR (b).....................     78,510      2,287,781
Uralkali GDR (a)........................     93,013      1,953,273
Vimpel-Communications ADR...............     69,789      1,297,378
VTB Bank OJSC GDR.......................  1,154,002      5,446,889
                                                      ------------
TOTAL RUSSIA............................               130,504,786
                                                      ------------
TURKEY -- 14.7%
Akbank TAS..............................    494,272      3,116,095
Anadolu Anonim Turk Sigorta.............    606,493        546,226
Anadolu Efes Biracilik Ve Malt
  Sanayii AS............................    152,344      1,707,448
Arcelik (a).............................    393,259      1,534,785
Dogan Sirketler Grubu Holdings AS.......    738,382        507,378
Dogan Yayin Holding AS (a)..............    613,736        569,127
Dogus Otomotiv Servis ve Ticaret
  AS (a)................................    209,008        674,872
Enka Insaat ve Sanayi AS................    205,951        948,038
Eregli Demir ve Celik Fabrikalari
  TAS (a)...............................    436,842      1,311,444
Haci Omer Sabanci Holding AS............    348,769      1,337,884
Hurriyet Gazetecilik ve Gazetecilik
  AS (a)................................    542,842        677,217
KOC Holding AS (a)......................    448,470      1,322,417
Tupras-Turkiye Petrol Rafinerileri AS...     64,882      1,287,728
Turk Hava Yollari Anonim Ortakligi......    586,824      2,231,493
Turkcell Iletisim Hizmet AS.............    356,844      2,523,464
Turkiye Garanti Bankasi AS..............  1,325,700      5,616,061
Turkiye Is Bankasi......................    383,422      1,611,503
Vestel Elektronik Sanayi (a)............    371,874        645,034
Yapi ve Kredi Bankasi AS (a)............    620,926      1,358,709
                                                      ------------
TOTAL TURKEY............................                29,526,923
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $200,179,011)...................               199,488,742
                                                      ------------
SHORT TERM INVESTMENTS -- 1.9%
UNITED STATES -- 1.9%
MONEY MARKET FUNDS -- 1.9%
State Street Institutional Liquid
  Reserves Fund (d).....................    965,621        965,621
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  2,890,260      2,890,260
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,855,881).....................                 3,855,881
                                                      ------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $204,034,892)...................               203,344,623
OTHER ASSETS AND
  LIABILITIES -- (1.3)%.................                (2,742,529)
                                                      ------------
NET ASSETS -- 100.0%....................              $200,602,094
                                                      ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at December 31, 2009.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)  Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Oil, Gas & Consumable Fuels...........       41.8%
Commercial Banks......................       21.3
Metals & Mining.......................       11.2
Diversified Telecommunication
  Services............................        5.1
Wireless Telecommunication Services...        4.8
Electric Utilities....................        2.4
Media.................................        1.6
Household Durables....................        1.4
Industrial Conglomerates..............        1.4
Chemicals.............................        1.3
Pharmaceuticals.......................        1.2
Airlines..............................        1.1
Beverages.............................        0.9
Diversified Financial Services........        0.7
Energy Equipment & Services...........        0.5
Real Estate Management & Development..        0.5
Construction & Engineering............        0.4
Distributors..........................        0.3
Insurance.............................        0.3
Software..............................        0.3
Auto Components.......................        0.2
Building Products.....................        0.2
Electronic Equipment, Instruments &
  Components..........................        0.2
Hotels, Restaurants & Leisure.........        0.2
Biotechnology.........................        0.1
Short Term Investments................        1.9
Other Assets & Liabilities............       (1.3)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
COMMON STOCKS -- 99.8%
BRAZIL -- 67.9%
AES Tiete SA Preference Shares..........      45,247   $    519,126
B2W Companhia Global Do Varejo..........      27,997        767,701
Banco Bradesco SA ADR (a)...............     302,399      6,613,466
Banco do Brasil SA......................      95,862      1,633,262
BM&FBOVESPA SA..........................     274,883      1,931,687
Bradespar SA Preference Shares..........      97,370      2,152,172
Brasil Telecom SA ADR (b)(c)............      14,789        236,476
Brasil Telecom SA Preference Shares
  ADR (b)(c)............................      26,068        759,361
Braskem SA Preference Shares
  ADR (a)(b)............................      28,652        470,179
BRF -- Brasil Foods SA..................      18,875        491,257
BRF -- Brasil Foods SA ADR (a)..........      17,732        928,625
Centrais Eletricas Brasileiras SA.......       8,514        177,489
Centrais Eletricas Brasileiras SA ADR...      62,830      1,309,798
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR (a)...........      18,505      1,390,096
Companhia de Bebidas das Americas
  Preference Shares ADR (a).............      41,476      4,192,809
Companhia de Concessoes Rodoviarias.....      39,304        899,401
Companhia de Saneamento Basico do Estado
  de Sao Paulo..........................      36,878        727,321
Companhia Energetica de Minas Gerais
  ADR (a)...............................      84,998      1,535,064
Companhia Energetica de Sao Paulo
  Preference Shares.....................      55,633        766,901
Companhia Paranaense de Energia
  Preference Shares.....................      30,441        646,819
Companhia Siderurgica Nacional SA
  ADR (a)...............................     107,445      3,430,719
Cosan SA Industria e Comercio (b).......      36,060        529,564
Cyrela Brazil Realty SA.................      75,338      1,058,846
Cyrela Commercial Properties SA
  Empreendimentos e Participacoes.......      58,886        413,810
Duratex SA..............................     102,101        948,851
Empresa Brasileira de Aeronautica SA....     107,715        587,638
Fertilizantes Heringer SA (b)...........       4,320         26,517
Fibria Celulose SA ADR (a)(b)...........      61,680      1,408,771
Gafisa SA...............................      26,589        430,744
Gerdau SA ADR (a).......................     146,925      2,502,133
Gerdau SA Preference Shares.............      20,222        338,039
Gol Linhas Aereas Inteligentes SA
  Preference Shares (b).................      34,555        516,977
Investimentos Itau SA...................      93,589        739,821
Investimentos Itau SA Preference
  Shares................................     637,266      4,332,034
Itau Unibanco Banco Multiplo SA
  ADR (a)...............................     423,875      9,681,305
JBS SA (b)..............................     167,582        895,975
LLX Logistica SA (b)....................      98,440        570,920
Lojas Americanas SA Preference Shares...     148,446      1,322,491
Lojas Renner SA.........................      52,335      1,179,879
Metalurgica Gerdau SA Preference
  Shares................................      90,451      1,811,926
MMX Mineracao e Metalicos SA (b)........      13,079         92,660
MRV Engenharia e Participacoes SA.......       3,153         25,503
Natura Cosmeticos SA....................      43,092        897,585
NET Servicos de Comunicacao SA
  Preference Shares (b).................      56,739        781,170
OGX Petroleo e Gas Participacoes SA.....     136,514      1,339,140
Petroleo Brasileiro SA ADR..............     310,791     13,174,431
Petroleo Brasileiro SA Preference Shares
  ADR (a)...............................     215,500     10,275,040
Souza Cruz SA...........................      28,185        933,895
Tam SA ADR (a)(b).......................      18,404        408,937
Tele Norte Leste Participacoes SA ADR...      47,136      1,009,653
Tele Norte Leste Participacoes SA
  Preference Shares.....................       3,191         67,913
Tim Participacoes SA....................      37,078        108,903
Tim Participacoes SA ADR................      21,878        649,995
Tractebel Energia SA ADR (a)............       5,600         69,165
Usinas Siderurgicas de Minas Gerais SA..      15,613        442,362
Usinas Siderurgicas de Minas Gerais SA
  ADR (a)...............................      54,682      1,549,305
Vale SA ADR (a).........................     397,625      9,869,053
Vale SA Preference Shares ADR (a).......     324,615      9,423,573
Vivo Participacoes SA Preference
  Shares................................      39,175      1,224,331
                                                       ------------
TOTAL BRAZIL............................                113,218,584
                                                       ------------
CHILE -- 8.8%
Almendral SA............................   3,595,656        372,148
Antarchile SA...........................      55,618      1,019,709
Banco de Credito e Inversiones..........      39,528      1,320,769
Banco Santander Chile ADR...............       4,296        278,295
CAP SA..................................      27,890        821,992
Cencosud SA ADR (d).....................      21,228      1,077,826
Companhia General de Electricidad.......     149,606      1,011,628
Empresa Nacional de Electricidad
  SA ADR................................      27,128      1,363,725
Empresas CMPC SA........................      39,068      1,555,788
Empresas COPEC SA.......................     105,270      1,575,159
Enersis SA ADR..........................      56,272      1,286,378
Lan Airlines SA ADR (a).................      38,055        634,377
SACI Falabella..........................     319,314      1,885,353
Sociedad Quimica y Minera de Chile
  SA ADR................................      10,467        393,245
                                                       ------------
TOTAL CHILE.............................                 14,596,392
                                                       ------------
MEXICO -- 19.5%
Alfa SAB de CV..........................     105,858        666,994
America Movil SAB de CV (a).............   4,045,916      9,535,735
Cemex SAB de CV (a)(b)..................   1,662,697      1,974,034
Corporacion GEO SAB de CV (b)...........     140,777        374,603
Desarrolladora Homex SAB de CV (b)......      69,351        389,905
Empresas ICA SAB de CV (a)(b)...........     126,223        294,882
Fomento Economico Mexicano SAB de CV....     508,115      2,442,614
Grupo Aeroportuario del Sureste SAB
  de CV.................................     148,514        771,157
Grupo Bimbo SAB de CV (a)...............     165,471      1,079,870
Grupo Carso SA de CV (a)................     163,567        501,147
Grupo Financiero Banorte SAB de CV......     360,253      1,301,893
Grupo Iusacell SA de CV (b).............      15,548         61,702
Grupo Mexico SAB de CV..................     974,445      2,228,727
Grupo Modelo SAB de CV (b)..............     298,530      1,660,101
Grupo Televisa SA ADR...................       2,552         52,979

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Grupo Televisa SA de CV (a).............     323,566   $  1,348,997
Impulsora Del Desarrollo Y El Empleo en
  America Latina SA de CV (a)(b)........     409,639        415,745
Kimberly-Clark de Mexico SAB de CV......     225,596      1,012,084
Telefonos de Mexico SA de CV (a)........   1,554,631      1,297,967
Telmex Internacional SAB de CV (a)......   1,554,631      1,381,323
TV Azteca SAB de CV.....................     735,445        398,835
Urbi Desarrollos Urbanos SA de CV (b)...     170,290        384,787
Wal-Mart de Mexico SAB de CV............     639,979      2,857,881
                                                       ------------
TOTAL MEXICO............................                 32,433,962
                                                       ------------
PERU -- 3.6%
Companhia Minera Milpo SA...............     161,040        434,791
Compania de Minas Buenaventura SA.......      49,280      1,642,667
Credicorp, Ltd. ........................      21,698      1,671,180
Minsur SA...............................     195,082        449,046
Southern Copper Corp. (a)...............      41,578      1,368,332
Volcan Compania Minera SAA (Class B)....     340,407        421,827
                                                       ------------
TOTAL PERU..............................                  5,987,843
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $151,099,511)...................                166,236,781
                                                       ------------
SHORT TERM INVESTMENTS -- 19.7%
UNITED STATES -- 19.7%
MONEY MARKET FUNDS -- 19.7%
State Street Institutional Liquid
  Reserves Fund (e).....................      95,629         95,629
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  32,804,705     32,804,705
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $32,900,334)....................                 32,900,334
                                                       ------------
TOTAL INVESTMENTS -- 119.5%
  (Cost $183,999,845)...................                199,137,115
OTHER ASSETS AND
  LIABILITIES -- (19.5)%................                (32,465,256)
                                                       ------------
NET ASSETS -- 100.0%....................               $166,671,859
                                                       ============





(a)  Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)  Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Metals & Mining.......................       23.3%
Commercial Banks......................       16.5
Oil, Gas & Consumable Fuels...........       14.9
Wireless Telecommunication Services...        6.9
Beverages.............................        5.0
Electric Utilities....................        3.6
Food & Staples Retailing..............        3.2
Diversified Telecommunication
  Services............................        3.1
Multiline Retail......................        2.6
Food Products.........................        2.5
Paper & Forest Products...............        2.3
Industrial Conglomerates..............        2.3
Independent Power Producers & Energy
  Traders.............................        1.6
Household Durables....................        1.6
Media.................................        1.5
Transportation Infrastructure.........        1.3
Diversified Financial Services........        1.3
Construction Materials................        1.2
Airlines..............................        0.9
Tobacco...............................        0.6
Personal Products.....................        0.6
Household Products....................        0.6
Internet & Catalog Retail.............        0.5
Chemicals.............................        0.5
Water Utilities.......................        0.4
Construction & Engineering............        0.4
Aerospace & Defense...................        0.4
Real Estate Management & Development..        0.2
Short Term Investments................       19.7
Other Assets & Liabilities............      (19.5)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
COMMON STOCKS -- 100.0%
EGYPT -- 5.1%
Commercial International Bank...........    157,708   $  1,568,526
Eastern Tobacco.........................     34,560        718,452
Egyptian Financial Group-Hermes
  Holding...............................     94,778        434,253
Egyptian Kuwait Holding Co. ............    199,191        398,382
ElSwedy Cables Holding Co. .............     19,997        247,923
Orascom Construction Industries.........     28,590      1,282,360
Orascom Telecom Holding SAE GDR (a)(b)..     33,244        764,279
Sidi Kerir Petrochemicals Co. ..........     98,770        188,185
Six of October Development & Investment
  Co. (a)...............................     11,850        172,843
Suez Cement Co. ........................     51,807        434,500
Telecom Egypt...........................    161,448        538,381
                                                      ------------
TOTAL EGYPT.............................                 6,748,084
                                                      ------------
ISRAEL -- 25.0%
Africa-Israel Investments, Ltd. (a).....     11,930        149,597
Alvarion, Ltd. (a)(b)...................        790          2,955
Bank Hapoalim BM (a)....................    395,541      1,733,363
Bank Leumi Le-Israel BM (a).............    387,359      1,784,428
Bezeq Israeli Telecommunication
  Corp., Ltd. ..........................    424,603      1,073,613
Cellcom Israel, Ltd. ...................     13,218        423,769
Check Point Software
  Technologies (a)(b)...................     58,180      1,971,138
Delek Automotive Systems, Ltd. .........     76,064        849,395
Delek Group, Ltd. ......................      3,128        638,565
Elbit Imaging, Ltd. (a).................      5,929        129,912
Elbit Systems, Ltd. ....................     24,846      1,613,547
Gazit Globe, Ltd. ......................     44,269        438,249
Harel Insurance Investments & Finances,
  Ltd. (a)..............................        867         43,259
Israel Chemicals, Ltd. .................    192,502      2,540,945
Israel Discount Bank, Ltd. (a)..........    279,528        664,137
Makhteshim-Agan Industries, Ltd. .......     59,723        285,371
Mellanox Technologies, Ltd. (a)(b)......     29,085        548,543
Mizrahi Tefahot Bank, Ltd. (a)..........    104,510        960,124
NICE Systems, Ltd. (a)..................     23,272        722,489
Oil Refineries, Ltd. (a)................    495,113        252,262
Ormat Industries, Ltd. .................      4,245         38,674
Partner Communications Company, Ltd. ...     24,505        496,181
RADVision, Ltd. (a).....................     14,373         86,813
Syneron Medical, Ltd. (a)(b)............     10,622        111,000
Teva Pharmaceutical Industries, Ltd. ...    262,663     14,797,330
The Israel Corp., Ltd. (a)..............        992        721,478
                                                      ------------
TOTAL ISRAEL............................                33,077,137
                                                      ------------
MOROCCO -- 6.3%
Attijariwafa Bank.......................     60,360      2,064,936
Banque Centrale Populaire...............     19,047        586,444
Banque Marocaine du Commerce Exterieur..     79,267      2,661,534
Banque Marocaine pour le Commerce et
  l'Industrie SA........................      4,934        578,275
Banque Marocaine pour le Commerce et
  l'Industrie SA (a)(c).................        234         27,425
Ciments du Maroc........................      3,033        720,171
Douja Promotion Groupe Addoha SA........     29,579        387,898
ONA SA..................................      8,300      1,351,372
                                                      ------------
TOTAL MOROCCO...........................                 8,378,055
                                                      ------------
SOUTH AFRICA -- 63.6%
ABSA Group, Ltd. .......................    103,722      1,809,985
Adcock Ingram Holdings, Ltd. ...........     74,499        548,341
African Bank Investments, Ltd. .........    207,743        840,705
African Rainbow Minerals, Ltd. .........     32,222        760,376
Anglo Platinum, Ltd. (a)................     18,391      1,979,273
AngloGold Ashanti, Ltd. ................     99,312      4,130,813
Aquarius Platinum, Ltd. (a).............     97,208        638,893
ArcelorMittal South Africa, Ltd. .......     58,337        815,985
Aspen Pharmacare Holdings, Ltd. (a).....    181,736      1,816,435
Assore, Ltd. ...........................      4,526        432,087
Aveng, Ltd. ............................    170,775        925,333
Avusa, Ltd. ............................     80,526        188,090
Barloworld, Ltd. .......................     58,780        360,004
Bidvest Group, Ltd. ....................     96,140      1,684,204
DataTec, Ltd. ..........................    125,926        459,156
Discovery Holdings, Ltd. ...............    139,882        606,923
ElementOne, Ltd. (a)(c).................     97,384        165,310
Eqstra Holdings, Ltd. (a)...............    108,551         97,292
Exxaro Resources, Ltd. .................     55,251        784,075
FirstRand, Ltd. ........................  1,620,441      4,035,836
Foschini, Ltd. .........................     82,927        681,209
Fountainhead Property Trust.............    759,169        649,501
Freeworld Coatings, Ltd. ...............    151,950        173,127
Gold Fields, Ltd. ......................    223,345      2,971,766
Grindrod, Ltd. .........................    215,040        519,221
Growthpoint Properties, Ltd. ...........    495,928        942,187
Harmony Gold Mining Co., Ltd. ..........    104,245      1,072,922
Hyprop Investments, Ltd. ...............    102,803        640,097
Impala Platinum Holdings, Ltd. .........    177,910      4,904,288
Imperial Holdings, Ltd. ................     62,489        749,741
Investec, Ltd. .........................     68,832        497,750
JD Group, Ltd. .........................     50,168        337,917
Kumba Iron Ore, Ltd. ...................     28,496      1,180,279
Massmart Holdings, Ltd. ................     80,285        974,704
Metorex, Ltd. (a).......................    153,206        100,074
MTN Group, Ltd. ........................    496,349      7,946,976
Murray & Roberts Holdings, Ltd. ........    109,696        692,401
Mvelaphanda Resources, Ltd. (a).........     77,632        516,580
Naspers, Ltd. ..........................    119,096      4,851,984
Nedbank Group, Ltd. ....................    149,933      2,525,777
Netcare, Ltd. (a).......................    555,303      1,040,663
Pick'n Pay Stores, Ltd. (b).............    143,642        811,476
Pretoria Portland Cement Co., Ltd. .....    127,547        601,556
Remgro, Ltd. ...........................    147,046      1,781,226
Reunert, Ltd. ..........................     75,852        598,987
RMB Holdings, Ltd. .....................    280,015      1,125,574
Sanlam, Ltd. ...........................    636,906      1,967,695
Sappi, Ltd. (a)(b)......................     79,311        382,351
Sasol, Ltd. ............................    186,035      7,528,560
Shoprite Holdings, Ltd. ................    197,772      1,751,647
Standard Bank Group, Ltd. ..............    339,823      4,707,105
Steinhoff International Holdings,
  Ltd. (a)..............................    443,808      1,251,793
Sun International, Ltd. (a).............     35,455        457,021
Telkom SA, Ltd. ........................     73,170        372,122
Tiger Brands, Ltd. .....................     63,905      1,484,948

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
Truworths International, Ltd. ..........    186,123   $  1,102,015
Wilson Bayly Holmes-Ovcon, Ltd. ........     34,844        508,625
Woolworths Holdings, Ltd. ..............    331,529        803,639
                                                      ------------
TOTAL SOUTH AFRICA......................                84,284,620
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $137,774,139)...................               132,487,896
                                                      ------------
RIGHTS -- 0.0% (d)
EGYPT -- 0.0% (d)
Six of October Development & Investment
  Co. (expiring 1/20/10) (a)
  (Cost $0).............................      3,302          6,020
                                                      ------------
SHORT TERM INVESTMENTS -- 1.5%
UNITED STATES -- 1.5%
MONEY MARKET FUNDS -- 1.5%
State Street Institutional Liquid
  Reserves Fund (e).....................        100            100
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  1,969,211      1,969,211
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,969,311).....................                 1,969,311
                                                      ------------
TOTAL INVESTMENTS -- 101.5%
  (Cost $139,743,450)...................               134,463,227
OTHER ASSETS AND
  LIABILITIES -- (1.5)%.................                (2,027,964)
                                                      ------------
NET ASSETS -- 100.0%....................              $132,435,263
                                                      ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at December 31, 2009.
(c) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)  Amount shown represents less than 0.05% of net assets.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)  Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       16.3%
Metals & Mining.......................       15.3
Pharmaceuticals.......................       13.0
Wireless Telecommunication Services...        7.3
Diversified Financial Services........        5.9
Oil, Gas & Consumable Fuels...........        5.9
Media.................................        3.9
Industrial Conglomerates..............        3.5
Chemicals.............................        3.0
Food & Staples Retailing..............        2.7
Real Estate Management & Development..        2.7
Construction & Engineering............        2.6
Specialty Retail......................        2.2
Insurance.............................        2.0
Software..............................        2.0
Diversified Telecommunication
  Services............................        1.5
Construction Materials................        1.3
Aerospace & Defense...................        1.2
Food Products.........................        1.1
Capital Markets.......................        1.0
Household Durables....................        0.9
Health Care Providers & Services......        0.8
Distributors..........................        0.6
Multiline Retail......................        0.6
Tobacco...............................        0.5
Marine................................        0.4
Semiconductors & Semiconductor
  Equipment...........................        0.4
Electronic Equipment, Instruments &
  Components..........................        0.3
Hotels, Restaurants & Leisure.........        0.3
Paper & Forest Products...............        0.3
Electrical Equipment..................        0.2
Health Care Equipment & Supplies......        0.1
Internet Software & Services..........        0.1
Trading Companies & Distributors......        0.1
Communications Equipment..............        0.0***
Short Term Investments................        1.5
Other Assets & Liabilities............       (1.5)
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs except for Banque
       Marocaine pour le Commerce et l'Industrie SA, which was Level 2 and part of the Commercial Banks Industry and ElementOne, Ltd., which was Level 2 and part of the Media Industry, both representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 7.6%
Abacus Property Group...................    257,348   $    102,993
Alumina, Ltd. (a)(b)....................     48,018         79,460
Amcor, Ltd. ............................     10,300         57,710
AMP, Ltd. (a)...........................     18,319        111,537
Ansell, Ltd. ...........................     12,136        119,296
APA Group (a)...........................     47,898        150,770
Aristocrat Leisure, Ltd. (a)............     17,518         63,334
Australia & New Zealand Banking
  Group, Ltd. ..........................     15,162        311,990
BHP Billiton, Ltd. .....................     24,639        955,500
Billabong International, Ltd. (a).......      9,799         96,499
BlueScope Steel, Ltd. ..................     23,049         64,468
Brambles, Ltd. .........................     16,181         98,665
Bunnings Warehouse Property Trust.......    122,747        205,330
Commonwealth Bank of Australia..........      9,403        463,844
Computershare, Ltd. ....................      9,884        101,781
ConnectEast Group.......................    184,023         71,993
CSL, Ltd. ..............................      5,760        168,307
CSR, Ltd. ..............................     49,774         80,800
DUET Group..............................     64,990        105,208
Envestra, Ltd. .........................    207,891         95,353
Foster's Group, Ltd. ...................     21,200        104,864
GWA International, Ltd. (a).............     39,943        114,594
Harvey Norman Holdings, Ltd. ...........     29,802        113,106
Hills Industries, Ltd. (a)..............     34,267         62,869
Insurance Australia Group, Ltd. ........     22,501         81,552
Lend Lease Corp., Ltd. .................     10,335         95,457
Macquarie Airports......................     30,698         83,653
Macquarie Group, Ltd. (a)...............      3,082        134,155
National Australia Bank, Ltd. ..........     11,892        293,045
Newcrest Mining, Ltd. ..................      4,719        149,942
Origin Energy, Ltd. ....................      8,907        134,737
OZ Minerals, Ltd. (b)...................     60,472         64,175
Perpetual, Ltd. (a).....................      2,425         80,912
QBE Insurance Group, Ltd. ..............      7,793        179,421
Rio Tinto, Ltd. ........................      3,552        239,236
Santos, Ltd. ...........................      9,018        114,275
Sonic Healthcare, Ltd. .................      9,117        126,024
Suncorp-Metway, Ltd. ...................     13,281        103,796
Tatts Group, Ltd. ......................     38,607         84,720
Toll Holdings, Ltd. ....................      9,719         76,394
Wesfarmers, Ltd. .......................      8,795        247,339
Westfield Group.........................     12,024        135,605
Westpac Banking Corp. ..................     14,807        336,912
Woodside Petroleum, Ltd. ...............      5,407        229,524
Woolworths, Ltd. .......................     10,535        265,290
WorleyParsons, Ltd. (a).................      2,948         77,099
                                                      ------------
TOTAL AUSTRALIA.........................                 7,233,534
                                                      ------------
AUSTRIA -- 0.2%
Erste Group Bank AG.....................      1,957         73,171
OMV AG..................................      2,083         91,750
Voestalpine AG..........................      2,211         81,526
                                                      ------------
TOTAL AUSTRIA...........................                   246,447
                                                      ------------
BELGIUM -- 1.1%
Anheuser-Busch InBev NV.................      5,269        275,135
Bekaert NV..............................        849        132,164
Delhaize Group..........................      1,496        115,089
Dexia SA (b)............................      9,720         62,198
Fortis (b)..............................     27,547        103,669
Fortis VVPR Strip (b)...................        592              2
Gimv NV.................................      1,650         86,479
KBC Groep NV (b)........................      1,598         69,642
UCB SA (a)..............................      2,011         84,308
Umicore.................................      2,932         98,436
                                                      ------------
TOTAL BELGIUM...........................                 1,027,122
                                                      ------------
CANADA -- 8.1%
AGF Management, Ltd. ...................      3,951         64,069
Agnico-Eagle Mines, Ltd. (a)............      1,670         90,672
Agrium, Inc. ...........................      2,235        139,470
Bank of Montreal........................      3,577        190,562
Bank of Nova Scotia.....................      5,330        250,243
Barrick Gold Corp. .....................      7,118        281,502
Bombardier, Inc. (a)....................     17,577         80,479
Brookfield Asset Management, Inc.
  (Class A).............................      4,307         96,095
Cameco Corp. ...........................      4,706        152,310
Canadian Imperial Bank of Commerce (a)..      2,636        171,358
Canadian National Railway Co. (a).......      4,108        224,689
Canadian Natural Resources, Ltd. .......      4,497        326,010
Canadian Oil Sands Trust................      4,109        117,232
Canadian Pacific Railway, Ltd. (a)......      2,109        114,246
Canadian Western Bank...................      4,996        104,557
Cenovus Energy, Inc. ...................      5,023        126,971
CGI Group, Inc. (Class A) (b)...........      8,767        119,084
Crescent Point Energy Corp. (a).........      4,218        158,887
EnCana Corp. ...........................      5,592        181,946
Fairfax Financial Holdings, Ltd. (a)....        255         99,728
First Quantum Minerals, Ltd. (a)........      1,037         79,391
Gildan Activewear, Inc. (a)(b)..........      2,972         72,858
Goldcorp, Inc. .........................      5,952        234,764
Husky Energy, Inc. (a)..................      4,099        117,612
Iamgold Corp. ..........................      5,010         78,900
Imperial Oil, Ltd. .....................      3,569        138,423
Kinross Gold Corp. .....................      6,504        120,172
Magna International, Inc. (Class A).....      1,677         85,198
Manulife Financial Corp. ...............     12,292        226,646
MDS, Inc. (b)...........................      6,540         51,092
Nexen, Inc. ............................      5,859        140,949
Potash Corp. of Saskatchewan, Inc. .....      2,488        271,477
Research In Motion, Ltd. (b)............      3,833        259,702
Richelieu Hardware, Ltd. ...............      6,200        133,066
Rogers Communications, Inc. (Class
  B) (a)................................      4,464        139,198
Royal Bank of Canada (c)................      7,258        388,666
Royal Bank of Canada (a)(c).............      1,107         59,555
Russel Metals, Inc. ....................      5,526         93,457
Shaw Communications, Inc. (a)...........      4,832         99,880
Sherritt International Corp. ...........      9,652         60,489
Sino-Forest Corp. (a)(b)................      3,340         61,744
Sun Life Financial, Inc. ...............      4,582        132,213
Suncor Energy, Inc. ....................     12,874        456,948
Talisman Energy, Inc. ..................     10,177        191,143
Teck Resources, Ltd. (Class B) (b)......      4,758        167,110
TELUS Corp. (Non-Voting)................      2,206         68,915
TMX Group, Inc. ........................      2,439         77,077
Toronto-Dominion Bank...................      5,286        332,584

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
TransCanada Corp. (a)...................      5,254   $    181,373
Yamana Gold, Inc. ......................      7,939         90,874
                                                      ------------
TOTAL CANADA............................                 7,701,586
                                                      ------------
CHINA -- 0.7%
Chong Hing Bank, Ltd. ..................     44,000         85,798
Dah Sing Banking Group, Ltd. (b)........     69,270        103,627
Dah Sing Financial Holdings, Ltd. (b)...     10,817         59,986
Giordano International, Ltd. ...........    276,000         81,867
Hong Kong Land Holdings, Ltd. (a).......     23,000        113,850
Sino Land Co., Ltd. ....................     50,190         97,738
Transport International
  Holdings, Ltd. .......................     36,800        104,410
                                                      ------------
TOTAL CHINA.............................                   647,276
                                                      ------------
DENMARK -- 0.9%
A P Moller -- Maersk A/S................         20        141,142
Danske Bank A/S (b).....................      4,453        101,317
DSV A/S (a)(b)..........................      5,417         98,182
FLSmidth & Co. A/S (a)..................      1,393         98,574
GN Store Nord A/S (b)...................     12,762         68,408
Novo-Nordisk A/S (Class B)..............      3,285        210,291
SimCorp A/S.............................        398         74,823
Vestas Wind Systems A/S (b).............      1,897        115,951
                                                      ------------
TOTAL DENMARK...........................                   908,688
                                                      ------------
FINLAND -- 1.4%
Amer Sports Oyj (Class A) (a)...........      8,875         89,134
Elisa Oyj...............................      3,287         75,268
Fortum Oyj..............................      2,667         72,588
Kemira Oyj (a)..........................      4,356         64,935
Kesko Oyj (Class B) (a).................      2,097         69,440
Kone Oyj (Class B)......................      2,873        123,496
Konecranes Oyj..........................      2,544         69,642
Lassila & Tikanoja Oyj..................      4,385        100,599
Metso Oyj...............................      2,177         76,931
Neste Oil Oyj (a).......................      3,454         61,549
Pohjola Bank PLC........................      5,403         58,527
Sampo Oyj (Class A).....................      3,608         88,105
SanomaWSOY Oyj (a)......................      3,634         82,171
Stockmann Oyj (Class B).................      2,331         63,544
Stora Enso Oyj (b)......................      7,085         49,606
UPM-Kymmene Oyj.........................      5,161         61,607
Wartsila Oyj (a)........................      1,558         62,746
YIT Oyj.................................      3,203         66,405
                                                      ------------
TOTAL FINLAND...........................                 1,336,293
                                                      ------------
FRANCE -- 8.3%
Accor SA................................      2,013        110,472
Air Liquide SA..........................      1,505        179,286
Alcatel-Lucent (a)(b)...................     23,542         80,456
Alstom SA...............................      1,821        128,178
AXA.....................................     13,182        312,819
BNP Paribas.............................      5,625        451,139
Bourbon SA (a)..........................      1,610         60,867
Bouygues SA.............................      2,232        116,646
Cap Gemini SA...........................      1,687         77,381
Carrefour SA............................      4,570        220,046
Casino Guichard-Perrachon SA (a)........        940         84,332
Cie de Saint-Gobain (a).................      3,509        191,665
Cie Generale de Geophysique-
  Veritas (b)...........................      2,612         55,951
Cie Generale des Etablissements
  Michelin..............................      1,326        101,935
Credit Agricole SA......................      6,821        120,960
Danone SA...............................      4,745        291,582
Electricite de France...................      1,806        107,688
Essilor International SA (a)............      2,489        149,093
France Telecom SA.......................     12,304        307,694
GDF Suez (a)............................      8,893        386,413
Guyenne et Gascogne SA..................        962         87,921
Hermes International....................        881        117,945
L'Oreal SA..............................      1,728        193,381
Lafarge SA..............................      1,381        114,544
Lagardere SCA...........................      1,834         74,756
LVMH Moet Hennessy Louis Vuitton
  SA (a)................................      1,473        165,647
Nexans SA...............................      1,003         80,328
Pernod -- Ricard SA (a).................      1,861        159,964
Peugeot SA (b)..........................      1,780         60,437
PPR.....................................        803         97,053
Publicis Groupe (a).....................      2,363         96,624
Renault SA (b)..........................      1,616         83,932
Sanofi-Aventis..........................      6,908        545,713
Schneider Electric SA...................      1,940        227,628
Societe Generale........................      4,425        310,772
Sodexo..................................      1,368         78,245
Technip SA..............................      1,441        102,133
Total SA................................     15,338        990,388
Unibail-Rodamco SE......................        574        126,579
Valeo SA (b)............................      1,721         60,570
Vallourec SA (a)........................        583        106,272
Veolia Environnement....................      3,749        124,386
Vinci SA (a)............................      3,733        211,398
Vivendi.................................      7,208        215,055
                                                      ------------
TOTAL FRANCE............................                 7,966,274
                                                      ------------
GERMANY -- 6.8%
Adidas AG...............................      2,286        123,879
Allianz SE..............................      3,086        385,869
BASF SE.................................      5,994        373,751
Bayer AG................................      5,508        442,229
Bayerische Motoren Werke AG.............      2,594        118,351
Bilfinger Berger AG.....................      1,237         95,696
Commerzbank AG (a)(b)...................      8,254         69,693
Daimler AG..............................      7,075        377,916
Deutsche Bank AG........................      4,311        305,673
Deutsche Boerse AG......................      1,728        143,796
Deutsche Post AG........................      7,029        135,994
Deutsche Telekom AG.....................     19,897        293,751
E.ON AG.................................     11,975        502,204
Fresenius Medical Care AG & Co. KGaA....      2,056        108,967
Fresenius SE Preferenece Shares.........      1,389         99,663
GEA Group AG............................      3,987         89,009
Henkel AG & Co. KGaA Preference Shares..      2,644        138,196
Hochtief AG.............................      1,024         78,675
Infineon Technologies AG (b)............     15,359         85,501
K+S AG..................................      1,592         91,342
Lanxess AG..............................      2,132         80,571
Linde AG................................      1,072        129,442
MAN AG..................................      1,207         94,276
Merck KGaA..............................        952         89,001

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
Muenchener Rueckversicherungs-
  Gesellschaft AG.......................      1,536   $    239,484
Porsche Automobil Holding SE Preference
  Shares................................        883         55,414
Puma AG Rudolf Dassler Sport............        236         78,501
Rheinmetall AG..........................      1,432         91,921
RWE AG..................................      3,107        302,950
Salzgitter AG...........................        612         60,095
SAP AG..................................      6,518        308,606
Siemens AG..............................      6,058        558,095
ThyssenKrupp AG (a).....................      3,071        116,321
Volkswagen AG (a).......................        669         73,908
Volkswagen AG Preference Shares.........        835         78,758
Wincor Nixdorf AG.......................      1,323         90,448
                                                      ------------
TOTAL GERMANY...........................                 6,507,946
                                                      ------------
GREECE -- 0.3%
Hellenic Telecommunications Organization
  SA ADR (a)............................     13,644        102,603
National Bank of Greece SA ADR (a)......     37,902        197,469
                                                      ------------
TOTAL GREECE............................                   300,072
                                                      ------------
HONG KONG -- 1.9%
Bank of East Asia, Ltd. ................     29,054        115,593
CLP Holdings, Ltd. .....................     16,500        111,609
Esprit Holdings, Ltd. ..................     17,682        118,008
Hang Lung Group, Ltd. ..................     24,000        119,628
Hang Lung Properties, Ltd. .............     34,000        134,175
Hong Kong Exchanges and
  Clearing, Ltd. .......................     11,000        197,755
Hopewell Holdings.......................     24,500         79,307
Hysan Development Co., Ltd. ............     39,988        113,713
Li & Fung, Ltd. ........................     40,000        166,365
New World Development Co., Ltd. ........     57,175        117,682
Pacific Basin Shipping, Ltd. ...........    102,000         74,059
Swire Pacific, Ltd. ....................     14,000        169,718
The Link REIT...........................     44,659        114,152
Wheelock & Co., Ltd. ...................     39,000        119,705
Wing Hang Bank, Ltd. ...................      8,000         74,800
                                                      ------------
TOTAL HONG KONG.........................                 1,826,269
                                                      ------------
IRELAND -- 0.8%
Anglo Irish Bank Corp. PLC (b)(d).......      5,635             --
C&C Group PLC...........................         65            281
Covidien PLC............................      3,563        170,632
CRH PLC.................................      5,697        155,383
DCC PLC.................................      4,262        119,241
Grafton Group PLC (b)...................     14,305         60,341
Ingersoll-Rand PLC (a)..................      3,006        107,434
Kingspan Group PLC (b)..................      8,820         75,927
United Drug PLC.........................     24,527         74,955
                                                      ------------
TOTAL IRELAND...........................                   764,194
                                                      ------------
ITALY -- 3.0%
Assicurazioni Generali SpA..............      8,447        228,086
Atlantia SpA............................      4,111        107,643
Banca Piccolo Credito
  Valtellinese Scarl....................      8,937         71,805
Banca Popolare dell'Etruria e del
  Lazio Scrl............................     13,973         79,138
Banca Popolare di Milano Scarl..........      9,458         67,578
Banco Popolare Societa Cooperativa
  Scarl (b).............................      9,214         69,668
Davide Campari-Milano SpA...............     11,098        116,157
Enel SpA................................     26,075        151,421
Eni SpA.................................     16,754        427,873
Fiat SpA (b)............................      7,865        115,664
Finmeccanica SpA........................      4,580         73,531
Intesa Sanpaolo SpA (b).................     71,627        323,715
Parmalat SpA............................     35,367         99,101
Pirelli & C. SpA (b)....................    125,630         75,704
Saipem SpA..............................      3,615        124,998
Societa Cattolica di Assicurazioni
  Scrl (b)..............................      2,569         87,466
Telecom Italia SpA......................    105,387        164,510
UBI Banca ScpA..........................      6,809         98,083
UniCredit SpA (b).......................    107,429        361,058
                                                      ------------
TOTAL ITALY.............................                 2,843,199
                                                      ------------
JAPAN -- 17.8%
Advantest Corp. (a).....................      3,500         90,418
Aeon Co., Ltd. (a)......................      7,820         63,168
Aoyama Trading Co., Ltd. ...............      6,200         78,853
Asahi Breweries, Ltd. (a)...............      7,136        131,230
Asahi Kasei Corp. ......................     19,550         97,440
Astellas Pharma, Inc. ..................      3,910        145,320
Bridgestone Corp. (a)...................      5,865        102,438
Canon, Inc. ............................      7,616        319,873
Casio Computer Co., Ltd. (a)............     10,000         79,167
Central Japan Railway Co. (a)...........         20        133,627
Chubu Electric Power Co., Inc. (a)......      5,865        139,860
Chugai Pharmaceutical Co., Ltd. (a).....      4,180         78,127
Chuo Mitsui Trust Holdings, Inc. (a)....     19,550         65,310
Credit Saison Co., Ltd. (a).............      6,200         69,529
Daiichi Sankyo Co., Ltd. ...............      5,865        122,787
Daikin Industries, Ltd. (a).............      3,910        153,720
Daito Trust Construction Co., Ltd. .....      1,955         92,400
Daiwa Securities Group, Inc. ...........     19,550         97,650
Denso Corp. ............................      3,910        116,760
East Japan Railway Co. .................      2,100        132,413
Eisai Co., Ltd. (a).....................      2,051         75,347
Fanuc, Ltd. (a).........................      1,955        181,231
Fast Retailing Co., Ltd. ...............      1,000        187,658
FUJIFILM Holdings Corp. ................      3,910        117,180
Fujitsu, Ltd. (a).......................     23,513        150,532
Fukuoka Financial Group, Inc. (a).......     19,550         67,620
Hankyu Hanshin Holdings, Inc. (a).......     20,513         91,223
Hitachi, Ltd. (b).......................     34,475        105,171
Honda Motor Co., Ltd. (a)...............      9,375        313,188
Hoya Corp. (a)..........................      5,206        137,567
Ibiden Co., Ltd. .......................      2,400         85,074
Isuzu Motors, Ltd. (a)(b)...............     26,000         48,316
Itochu Corp. ...........................     19,550        143,220
Japan Digital Laboratory Co., Ltd. .....     11,920        133,035
Japan Tobacco, Inc. (a).................         36        121,038
JFE Holdings, Inc. (a)..................      3,910        153,300
JSR Corp. (a)...........................      4,000         80,778
Kajima Corp. ...........................     32,475         65,233
KDDI Corp. .............................         20        105,913
Kintetsu Corp. (a)......................     33,101        109,513
Kirin Holdings Co., Ltd. (a)............      7,000        112,036
Kiyo Holdings, Inc. ....................     58,651         70,561
Komatsu, Ltd. (a).......................      7,520        156,224
Konica Minolta Holdings, Inc. ..........      9,775         99,960
Kubota Corp. (a)........................     15,550        141,979

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
Kurita Water Industries, Ltd. (a).......      2,710   $     84,419
Kyocera Corp. ..........................      1,955        171,571
Marubeni Corp. (a)......................     21,550        118,288
Mediceo Paltac Holdings Co., Ltd. ......      6,399         79,115
Mitsubishi Corp. .......................     11,138        275,773
Mitsubishi Electric Corp. (b)...........     19,550        143,850
Mitsubishi Estate Co., Ltd. ............      7,925        125,819
Mitsubishi Heavy Industries, Ltd. (a)...     39,101        136,924
Mitsubishi Motors Corp. (a)(b)..........     57,613         79,214
Mitsubishi UFJ Financial Group, Inc. ...     75,224        365,232
Mitsui & Co., Ltd. .....................     16,826        236,950
Mitsui Chemicals, Inc. (a)..............     19,550         50,400
Mitsui OSK Lines, Ltd. (a)..............     16,550         86,932
Mitsui Sumitomo Insurance Group
  Holdings, Inc. .......................      4,199        106,672
Mizuho Financial Group, Inc. (a)........     95,800        170,823
Murata Manufacturing Co., Ltd. (a)......      2,000         98,824
NGK Insulators, Ltd. (a)................      3,000         65,095
Nidec Corp. ............................      2,000        183,469
Nikon Corp. ............................      4,000         78,544
Nintendo Co., Ltd. .....................        300         71,024
Nippon Mining Holdings, Inc. ...........     18,738         79,908
Nippon Oil Corp. .......................     19,550         90,300
Nippon Steel Corp. (a)..................     39,101        157,505
Nippon Telegraph & Telephone Corp. .....      2,300         90,177
Nippon Yusen KK (a).....................     19,550         59,850
Nissan Motor Co., Ltd. (a)(b)...........     15,541        135,219
Nitto Denko Corp. ......................      3,200        114,120
Nomura Holdings, Inc. ..................     24,785        181,305
NTT Data Corp. .........................         21         65,214
NTT DoCoMo, Inc. (a)....................        131        182,369
Obayashi Corp. (a)......................     19,550         66,360
Olympus Corp. (a).......................      3,000         96,031
ORIX Corp. (a)..........................        771         51,927
Panasonic Corp. ........................     15,850        225,590
Resona Holdings, Inc. ..................      5,900         59,447
Rohm Co., Ltd. .........................      2,000        130,190
Rohto Pharmaceutical Co., Ltd. (a)......      7,701         88,595
Sanyo Electric Co., Ltd. (a)(b).........     33,000         60,616
Secom Co., Ltd. ........................      2,148        101,984
Seven & I Holdings Co., Ltd. (a)........      7,328        149,323
Sharp Corp. (a).........................      8,000        100,285
Shimizu Corp. (a).......................     20,513         73,375
Shin-Etsu Chemical Co., Ltd. ...........      3,717        208,818
Softbank Corp. (a)......................      7,136        166,337
Sompo Japan Insurance, Inc. ............     17,626        112,275
Sony Corp. .............................      7,520        215,677
Stanley Electric Co., Ltd. .............      3,473         69,613
Sumitomo Chemical Co., Ltd. ............     19,550         85,050
Sumitomo Corp. .........................     11,575        117,248
Sumitomo Electric Industries, Ltd. .....      7,520         92,894
Sumitomo Metal Industries, Ltd. ........     38,101        101,908
Sumitomo Metal Mining Co., Ltd. ........      5,000         74,064
Sumitomo Mitsui Financial Group,
  Inc. (a)..............................      5,900        167,630
Sumitomo Realty & Development
  Co., Ltd. ............................      4,000         74,719
T&D Holdings, Inc. .....................      3,055         62,318
Taisei Corp. (a)........................     40,438         69,065
Taiyo Yuden Co., Ltd. (a)...............      6,000         76,954
Takeda Pharmaceutical Co., Ltd. ........      5,865        241,291
Takeuchi Manufacturing Co., Ltd. .......      7,500         68,398
TDK Corp. (a)...........................      1,955        118,650
Teijin, Ltd. (a)........................     23,550         75,890
Terumo Corp. (a)........................      2,148        129,210
The Akita Bank, Ltd. (a)................     19,550         76,440
The Aomori Bank, Ltd. ..................     39,101         90,303
The Awa Bank, Ltd. (a)..................     19,550        103,950
The Bank of Iwate, Ltd. (a).............      1,955        107,730
The Bank of Okinawa, Ltd. (a)...........      1,955         71,610
The Bank of Yokohama, Ltd. .............     19,550         88,620
The Chiba Bank, Ltd. (a)................     15,550         92,537
The Daisan Bank, Ltd. (b)...............     58,651        148,053
The Daishi Bank, Ltd. ..................     34,176        113,804
The Eighteenth Bank, Ltd. ..............     35,251        104,131
The Furukawa Electric Co., Ltd. (a).....     18,550         76,914
The Higo Bank, Ltd. ....................     19,550        108,570
The Hokkoku Bank, Ltd. .................     19,550         69,720
The Hyakugo Bank, Ltd. .................     19,550         86,100
The MISUMI Group, Inc. (a)..............      6,057        102,929
The Musashino Bank, Ltd. ...............      1,955         46,200
The Nanto Bank, Ltd. (a)................     17,550         94,636
The Ogaki Kyoritsu Bank, Ltd. ..........     19,550         61,530
The San-In Godo Bank, Ltd. .............     14,550        113,155
The Shiga Bank, Ltd. (a)................     19,550        110,460
The Shikoku Bank, Ltd. (a)..............     34,101        108,060
The Sumitomo Trust & Banking Co.,
  Ltd. (a)..............................     19,550         95,130
The Toho Bank, Ltd. ....................     39,101        118,023
The Tokyo Electric Power Co., Inc. .....      8,175        205,045
The Yamagata Bank, Ltd. ................     27,176        127,568
The Yamanashi Chuo Bank, Ltd. ..........     19,550         77,490
Tokio Marine Holdings, Inc. ............      5,865        159,390
Tokyo Electron, Ltd. ...................      1,955        124,320
Tokyo Gas Co., Ltd. ....................     21,475         85,582
Tokyu Corp. ............................     19,550         77,700
Toray Industries, Inc. (a)..............     19,550        105,630
Toshiba Corp. (a)(b)....................     32,513        178,464
Toyota Motor Corp. .....................     16,188        674,681
USS Co., Ltd. ..........................      1,711        104,026
Yamada Denki Co., Ltd. (a)..............      1,358         91,316
                                                      ------------
TOTAL JAPAN.............................                16,979,441
                                                      ------------
LUXEMBOURG -- 0.5%
ArcelorMittal...........................      5,972        275,729
Millicom International Cellular SA......      1,113         82,106
Tenaris SA..............................      4,564         98,354
Ternium SA ADR (a)(b)...................      1,781         63,083
                                                      ------------
TOTAL LUXEMBOURG........................                   519,272
                                                      ------------
NETHERLANDS -- 2.4%
Aegon NV (b)............................     14,493         94,404
Akzo Nobel NV...........................      2,489        165,699
ASML Holding NV.........................      4,733        162,976
European Aeronautic Defence and Space
  Co. NV (a)............................      4,033         81,501
Fugro NV................................      1,491         86,125
Heineken NV.............................      2,489        118,792
ING Groep NV (b)........................     27,890        276,104
Koninklijke (Royal) Philips
  Electronics NV........................      8,015        237,810
Koninklijke Ahold NV....................     11,223        149,106
Koninklijke DSM NV......................      2,585        127,806

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
Koninklijke Royal KPN NV................     10,670   $    181,256
SBM Offshore NV.........................      3,270         64,627
TNT NV..................................      3,810        117,527
Unilever NV.............................     11,286        368,381
Wolters Kluwer NV.......................      3,524         77,358
                                                      ------------
TOTAL NETHERLANDS.......................                 2,309,472
                                                      ------------
NEW ZEALAND -- 0.3%
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................     69,414        170,216
Port of Tauranga, Ltd. .................     30,170        154,770
                                                      ------------
TOTAL NEW ZEALAND.......................                   324,986
                                                      ------------
NORWAY -- 0.8%
DnB NOR ASA (b).........................     10,005        108,678
Norsk Hydro ASA (b).....................      9,153         77,178
Orkla ASA...............................     11,441        112,592
StatoilHydro ASA........................      8,041        201,554
Storebrand ASA (b)......................      8,359         57,243
Telenor ASA (b).........................      6,643         93,203
Yara International ASA..................      2,953        134,799
                                                      ------------
TOTAL NORWAY............................                   785,247
                                                      ------------
PAPUA NEW GUINEA -- 0.1%
Lihir Gold, Ltd. .......................     28,501         84,074
                                                      ------------
PORTUGAL -- 0.4%
Banco Comercial Portugues SA............     43,094         52,246
Mota -- Engil, SGPS SA..................     18,700        105,656
Portugal Telecom, SGPS SA...............     10,004        122,289
Teixeira Duarte -- Engenharia
  Construcoes SA (b)....................     51,546         77,357
                                                      ------------
TOTAL PORTUGAL..........................                   357,548
                                                      ------------
SINGAPORE -- 1.3%
Ascendas REIT...........................     72,000        113,850
CapitaLand, Ltd. .......................     36,000        107,696
City Developments, Ltd. (a).............     20,000        164,678
Cosco Corp. Singapore, Ltd. (a).........     83,000         70,352
Flextronics International, Ltd. (a)(b)..     14,118        103,203
Genting International PLC (a)(b)........     80,400         74,447
Keppel Corp., Ltd. .....................     22,978        134,698
SembCorp Industries, Ltd. ..............     46,000        121,229
Singapore Exchange, Ltd. ...............     18,000        106,799
UOL Group, Ltd. ........................     49,000        142,049
Wilmar International, Ltd. .............     17,000         77,859
                                                      ------------
TOTAL SINGAPORE.........................                 1,216,860
                                                      ------------
SOUTH KOREA -- 3.4%
Hyundai Securities Co., Ltd. ...........      5,720         72,699
KIWOOM Securities Co., Ltd. ............      2,056         74,155
Korea Electric Power Corp. ADR (b)......     14,103        205,058
KT Corp. ADR (a)........................     14,805        249,020
LG Display Co., Ltd. ADR (a)(b).........     12,690        214,842
LG Electronics, Inc. ...................        695         72,516
POSCO ADR...............................      4,705        616,825
Samsung Electronics Co., Ltd. GDR (e)...      3,962      1,386,700
SK Energy Co., Ltd. (b).................        906         91,419
SK Telecom Co., Ltd. ADR (a)............     17,563        285,574
                                                      ------------
TOTAL SOUTH KOREA.......................                 3,268,808
                                                      ------------
SPAIN -- 4.5%
Abertis Infraestructuras SA (a).........      6,702        151,159
Acciona SA..............................        624         81,560
Acerinox SA.............................      3,783         78,864
ACS, Actividades de Construccion y
  Servicios SA..........................      2,517        125,708
Banco Bilbao Vizcaya Argentaria SA......     19,928        363,972
Banco de Sabadell SA (a)................     14,109         78,441
Banco de Valencia SA (a)................      9,622         73,305
Banco Popular Espanol SA (a)............     12,051         88,699
Banco Santander SA......................     45,343        751,395
Ebro Puleva SA..........................      6,465        134,775
Enagas (a)..............................      5,722        126,634
Faes Farma SA...........................     13,288         67,967
Ferrovial SA (a)........................      6,576         77,602
Gamesa Corp. Tecnologica SA.............      4,321         73,062
Gestevision Telecinco SA (a)............      8,191        119,518
Iberdrola SA (a)........................     28,984        277,370
Iberia Lineas Aereas de Espana (a)(b)...     23,638         64,404
Indra Sistemas SA.......................      5,389        127,266
Industria de Diseno Textil SA...........      2,636        164,101
NH Hoteles SA (a)(b)....................     12,738         67,986
Red Electrica Corporacion SA............      2,493        138,852
Repsol YPF SA...........................      8,176        219,654
Sacyr Vallehermoso SA (a)(b)............      4,345         49,872
Telefonica SA...........................     27,408        767,597
                                                      ------------
TOTAL SPAIN.............................                 4,269,763
                                                      ------------
SWEDEN -- 2.1%
Alfa Laval AB (a).......................      6,628         91,900
Assa Abloy AB (Class B) (a).............      5,719        110,374
Atlas Copco AB (Class B)................     12,583        164,687
Boliden AB (a)..........................      4,483         57,826
Electrolux AB (b).......................      4,306        101,015
Hennes & Mauritz AB (Class B) (a).......      3,036        168,976
Investor AB.............................      2,214         41,210
Kinnevik Investment AB (Class B) (a)....      5,088         76,248
Nordea Bank AB (a)......................     14,941        152,547
Sandvik AB (a)..........................      9,164        110,890
Scania AB (Class B).....................      5,545         71,680
Securitas AB (Class B)..................      8,169         80,144
Skandinaviska Enskilda Banken AB (Class
  C) (b)................................     13,249         85,356
Skanska AB (Class B)....................      6,928        117,988
Tele2 AB (Class B)......................      5,521         85,211
Telefonaktiebolaget LM Ericsson (Class
  B) (a)................................     24,657        227,573
TeliaSonera AB..........................     15,092        109,595
Volvo AB ADR (Class A)..................     13,398        114,463
                                                      ------------
TOTAL SWEDEN............................                 1,967,683
                                                      ------------
SWITZERLAND -- 7.4%
ABB, Ltd. (b)...........................     16,177        312,038
ACE, Ltd. (b)...........................      1,893         95,407
Adecco SA...............................      1,787         98,620
Alcon, Inc. ............................        699        114,881
Bachem Holding AG (Class B).............      1,675        107,508
Cie Financiere Richemont SA (Class A)...      2,302         77,338
Clariant AG (b).........................      6,150         72,699
Credit Suisse Group AG..................      7,128        353,038
Foster Wheeler AG (a)(b)................      2,004         58,998
Geberit AG (a)..........................        591        104,908
Holcim, Ltd. (a)(b).....................      2,109        164,232
Julius Baer Group, Ltd. ................      1,783         62,748
Kuehne & Nagel International AG.........      1,096        106,552
Lonza Group AG..........................        994         70,193

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
Nestle SA...............................     20,446   $    992,879
Nobel Biocare Holding AG................      2,512         84,515
Noble Corp. ............................      2,115         86,080
Novartis AG.............................     16,449        899,026
PSP Swiss Property AG (a)(b)............      1,905        107,804
Roche Holding AG........................      5,104        867,989
SGS SA..................................         74         96,710
STMicroelectronics NV (b)...............     12,879        116,782
Sulzer AG...............................        731         57,349
Swatch Group AG.........................        457        115,781
Swiss Life Holding (b)..................        505         64,484
Swiss Reinsurance Co., Ltd. ............      3,229        155,898
Syngenta AG.............................        828        232,841
Transocean, Ltd. (a)(b).................      2,227        184,396
Tyco Electronics, Ltd. .................      4,564        112,046
Tyco International, Ltd. (a)(b).........      3,897        139,045
UBS AG (b)..............................     24,436        379,393
Weatherford International, Ltd. (a)(b)..      5,456         97,717
Xstrata PLC (b).........................     14,173        256,566
Zurich Financial Services AG............      1,004        219,982
                                                      ------------
TOTAL SWITZERLAND.......................                 7,066,443
                                                      ------------
UNITED KINGDOM -- 17.5%
3i Group PLC............................     12,327         56,335
AMEC PLC................................      6,481         82,889
Anglo American PLC (b)..................      9,397        411,387
AstraZeneca PLC.........................     10,966        515,404
Aviva PLC...............................     20,133        129,364
BAE Systems PLC.........................     25,986        150,859
Balfour Beatty PLC......................     18,021         75,227
Barclays PLC............................     77,898        347,190
Barratt Developments PLC (b)............     12,174         24,377
BG Group PLC............................     26,176        474,273
BHP Billiton PLC........................     16,123        519,422
BP PLC..................................    131,450      1,273,631
British American Tobacco PLC............     11,560        376,433
British Land Co. PLC....................      9,277         71,909
British Sky Broadcasting Group PLC......     11,961        108,551
BT Group PLC............................     56,044        122,178
Burberry Group PLC......................      7,804         75,488
Cable & Wireless PLC....................     26,849         61,307
Cadbury PLC.............................     11,039        142,165
Cairn Energy PLC (b)....................     17,000         91,307
Capita Group PLC........................     11,573        140,352
Carnival PLC (b)........................      2,620         90,330
Centrica PLC............................     35,935        163,121
Compass Group PLC.......................     20,365        146,410
Diageo PLC..............................     16,024        280,499
Experian PLC............................     12,650        125,631
FirstGroup PLC..........................      9,093         62,553
G4S PLC.................................     21,286         89,578
GlaxoSmithKline PLC.....................     37,141        791,398
Hays PLC................................     40,233         67,634
HSBC Holdings PLC.......................    111,369      1,274,735
ICAP PLC................................      9,480         65,828
Imperial Tobacco Group PLC..............      7,700        243,713
Informa PLC.............................     13,116         67,777
Intercontinental Hotels Group PLC.......      7,116        102,617
International Power PLC.................     16,666         83,188
Invensys PLC............................     13,078         63,209
J Sainsbury PLC.........................     13,295         69,454
Kingfisher PLC..........................     26,223         96,973
Land Securities Group PLC...............      7,028         77,742
Legal & General Group PLC...............     57,181         74,425
Lloyds Banking Group PLC (b)............    249,235        204,015
Lonmin PLC (b)..........................      1,995         63,112
Man Group PLC...........................     16,235         80,880
Marks & Spencer Group PLC...............     17,072        110,826
Mondi PLC...............................      8,758         47,379
National Grid PLC.......................     18,876        206,972
Next PLC................................      2,742         92,233
Old Mutual PLC (b)......................     49,089         86,564
Pearson PLC.............................      8,482        122,042
Persimmon PLC (b).......................      7,487         56,764
Prudential PLC..........................     18,984        196,200
Randgold Resources, Ltd. ...............      1,225         98,909
Reckitt Benckiser PLC...................      4,904        265,769
Rentokil Initial PLC (b)................     40,920         76,388
Resolution, Ltd. (b)....................     21,308         30,762
Rio Tinto PLC...........................      9,744        533,419
Rolls-Royce Group PLC (b)...............     16,713        130,492
Royal Bank of Scotland Group PLC (b)....    139,191         65,634
Royal Dutch Shell PLC (Class A).........     24,319        739,090
Royal Dutch Shell PLC (Class B).........     18,733        547,996
RSA Insurance Group PLC.................     32,800         63,878
SABMiller PLC...........................      7,038        207,530
Scottish & Southern Energy PLC..........      6,741        126,383
Serco Group PLC.........................     12,185        104,288
Shire, Ltd. ............................      6,326        123,608
Smith & Nephew PLC......................     12,336        127,393
Smiths Group PLC........................      5,798         94,940
Standard Chartered PLC..................     10,650        270,871
Standard Life PLC.......................     23,225         81,198
Tate & Lyle PLC.........................      9,938         69,441
Tesco PLC...............................     55,921        386,501
The Sage Group PLC......................     21,230         75,423
Tomkins PLC.............................     25,645         80,010
Tullow Oil PLC..........................      8,861        186,735
Unilever PLC............................      9,872        317,879
Virgin Media, Inc. (a)..................      4,362         73,412
Vodafone Group PLC......................    352,797        818,679
William Hill PLC........................     30,892         92,638
William Morrison Supermarkets PLC.......     24,228        108,532
Willis Group Holdings, Ltd. (a).........      2,822         74,444
Wolseley PLC (b)........................      3,628         73,058
WPP Group PLC...........................     11,384        112,047
                                                      ------------
TOTAL UNITED KINGDOM....................                16,711,197
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $86,211,566)....................                95,169,694
                                                      ------------
RIGHTS -- 0.0% (f)
SOUTH KOREA -- 0.0% (f)
KIWOOM Securities Co., Ltd.
  (expiring 1/6/10) (b)
  (Cost $0).............................        263          2,869
SHORT TERM INVESTMENTS -- 8.0%
UNITED STATES -- 8.0%
MONEY MARKET FUNDS -- 8.0%
State Street Institutional Liquid
  Reserves Fund (g).....................    121,710        121,710

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
State Street Navigator Securities
  Lending Prime Portfolio (g)(h)........  7,526,436   $  7,526,436
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,648,146).....................                 7,648,146
                                                      ------------
TOTAL INVESTMENTS -- 107.6%
  (Cost $93,859,712)....................               102,820,709
OTHER ASSETS AND
  LIABILITIES -- (7.6)%.................                (7,282,698)
                                                      ------------
NET ASSETS -- 100.0%....................              $ 95,538,011
                                                      ============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents
     1.5% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)  Amount shown represents less than 0.05% of net assets.
(g)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(h)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       13.6%
Oil, Gas & Consumable Fuels...........        8.7
Metals & Mining.......................        6.9
Pharmaceuticals.......................        5.6
Insurance.............................        4.4
Chemicals.............................        3.2
Diversified Telecommunication
  Services............................        3.0
Food Products.........................        2.6
Machinery.............................        2.4
Automobiles...........................        2.3
Electric Utilities....................        2.2
Real Estate Management & Development..        2.2
Semiconductors & Semiconductor
  Equipment...........................        2.2
Capital Markets.......................        2.1
Food & Staples Retailing..............        2.1
Industrial Conglomerates..............        1.9
Wireless Telecommunication Services...        1.9
Construction & Engineering............        1.7
Beverages.............................        1.6
Electronic Equipment, Instruments &
  Components..........................        1.6
Electrical Equipment..................        1.4
Health Care Equipment & Supplies......        1.4
Trading Companies & Distributors......        1.4
Media.................................        1.3
Multi-Utilities.......................        1.3
Energy Equipment & Services...........        1.2
Diversified Financial Services........        1.1
Road & Rail...........................        1.1
Specialty Retail......................        1.1
Hotels, Restaurants & Leisure.........        1.0
Household Durables....................        1.0
Real Estate Investment Trusts.........        1.0
Textiles, Apparel & Luxury Goods......        1.0
Building Products.....................        0.9
Tobacco...............................        0.8
Commercial Services & Supplies........        0.7
Auto Components.......................        0.6
Communications Equipment..............        0.6
Computers & Peripherals...............        0.6
Professional Services.................        0.6
Software..............................        0.6
Transportation Infrastructure.........        0.6
Aerospace & Defense...................        0.5
Construction Materials................        0.5
Gas Utilities.........................        0.5
IT Services...........................        0.5
Marine................................        0.5
Multiline Retail......................        0.5
Health Care Providers & Services......        0.4
Household Products....................        0.4
Office Electronics....................        0.4
Air Freight & Logistics...............        0.3
Biotechnology.........................        0.2
Distributors..........................        0.2
Leisure Equipment & Products..........        0.2
Life Sciences Tools & Services........        0.2
Paper & Forest Products...............        0.2
Personal Products.....................        0.2
Airlines..............................        0.1
Consumer Finance......................        0.1
Containers & Packaging................        0.1
Independent Power Producers & Energy
  Traders.............................        0.1
Short Term Investments................        8.0
Other Assets & Liabilities............       (7.6)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs except for Anglo Irish
      Bank Corp. PLC, which was Level 3 and part of the Commercial Banks Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
COMMON STOCKS -- 99.8%
AUSTRALIA -- 8.2%
Adelaide Brighton, Ltd. (a).............     538,747   $  1,332,436
Andean Resources, Ltd. (b)..............      86,198        201,558
Aquila Resources, Ltd. (a)(b)...........      36,057        360,274
Ausenco, Ltd. (a).......................     112,558        461,604
Austar United Communications, Ltd. (b)..     811,593      1,036,467
Austereo Group, Ltd. ...................   1,087,804      1,677,813
Australian Worldwide Exploration,
  Ltd. (b)..............................     897,144      2,259,170
Beach Petroleum, Ltd. ..................   1,355,721      1,121,726
Boart Longyear Group (b)................     961,389        306,942
Campbell Brothers, Ltd. ................      80,422      2,174,166
Centennial Coal Co., Ltd. ..............     449,628      1,617,492
Consolidated Media Holdings, Ltd. ......      51,789        142,524
Cudeco, Ltd. (a)(b).....................      30,825        139,721
Eastern Star Gas, Ltd. (a)(b)...........     173,401        128,657
Elders Ltd. (b).........................     107,113        150,278
Emeco Holdings, Ltd. ...................     184,490        131,078
Extract Resources, Ltd. (a)(b)..........      27,573        206,318
FKP Property Group......................     246,484        175,124
Fleetwood Corp., Ltd. (a)...............     234,421      1,684,504
Goodman Fielder, Ltd. ..................     862,556      1,264,456
Healthscope, Ltd. (a)...................     301,531      1,374,892
Iluka Resources, Ltd. (b)...............     245,618        790,810
ING Office Fund.........................     825,292        475,025
International Ferro Metals, Ltd. (b)....     232,031        114,282
Invocare, Ltd. .........................     475,419      2,633,820
IOOF Holdings, Ltd. ....................     334,129      1,824,029
JB Hi-Fi, Ltd. .........................     149,857      3,045,890
Kagara Zinc, Ltd. (b)...................     169,319        159,891
Karoon Gas Australia, Ltd. (a)(b).......      42,841        408,793
Linc Energy, Ltd (a)(b).................     120,883        173,946
MacArthur Coal, Ltd. (a)................      33,227        336,180
Mirabela Nickel, Ltd. (a)(b)............      81,569        183,398
Monadelphous Group, Ltd. ...............     116,833      1,504,656
Mount Gibson Iron, Ltd. (b).............     408,604        606,339
Oakton, Ltd. ...........................     190,902        542,533
Pacific Brands, Ltd. (b)................   1,188,835      1,208,172
PanAust, Ltd. (b).......................   1,727,389        877,743
PaperlinX, Ltd. (b).....................     523,343        301,228
Programmed Maintenance Services, Ltd. ..     247,035        850,915
Record Realty (c).......................     213,188             --
Riversdale Mining, Ltd. (b).............     109,748        710,654
Roc Oil Co., Ltd. (b)...................     776,443        467,857
SAI Global, Ltd. .......................     684,092      2,473,258
Sigma Pharmaceuticals, Ltd. ............   1,740,400      1,549,577
Silex Systems, Ltd. (b).................      21,974        120,945
Spark Infrastructure Group (d)..........   1,127,964      1,404,992
Spotless Group, Ltd. ...................     330,557        876,995
STW Communications Group, Ltd. .........     651,560        439,485
Transfield Services, Ltd. ..............     166,286        635,585
Transpacific Industries Group,
  Ltd. (a)(b)...........................     108,395        132,092
Whitehaven Coal Ltd. ...................      58,883        276,962
WHK Group, Ltd. ........................     715,177        688,218
                                                       ------------
TOTAL AUSTRALIA.........................                 43,761,470
                                                       ------------
AUSTRIA -- 0.7%
Atrium European Real Estate, Ltd. ......      66,782        450,332
BWIN Interactive Entertainment AG (b)...      17,915      1,072,865
BWT AG..................................      28,796        801,099
Immofinanz AG (a)(b)....................     143,223        513,723
Schoeller-Bleckmann Oilfield
  Equipment AG..........................      21,362      1,029,504
                                                       ------------
TOTAL AUSTRIA...........................                  3,867,523
                                                       ------------
BELGIUM -- 1.1%
AGFA-Gevaert NV (b).....................     103,047        669,745
Barco. NV (a)(b)........................      33,401      1,365,299
EVS Broadcast Equipment SA..............      16,480      1,059,281
KBC Ancora (b)..........................       7,826        183,471
Nyrstar (a)(b)..........................      14,604        174,749
RHJ International (b)...................     152,205      1,166,128
Tessenderlo Chemie NV...................      31,259      1,033,765
                                                       ------------
TOTAL BELGIUM...........................                  5,652,438
                                                       ------------
BERMUDA -- 0.4%
Catlin Group, Ltd. .....................     146,147        802,418
Frontline, Ltd. (a).....................      30,808        863,955
Golden Ocean Group, Ltd. (b)............     166,600        304,833
Ship Finance International, Ltd. (a)....      23,628        322,050
                                                       ------------
TOTAL BERMUDA...........................                  2,293,256
                                                       ------------
CANADA -- 11.4%
Alamos Gold, Inc. (b)...................      35,411        424,250
AltaGas Income Trust....................      86,494      1,551,092
Anvil Mining, Ltd. (a)(b)...............     130,005        396,829
Aurizon Mines, Ltd. (b).................      55,763        251,594
Bankers Petroleum, Ltd. (b).............      77,323        458,768
Birchcliff Energy, Ltd. (b).............      29,254        263,700
Canadian Western Bank (a)...............      89,714      1,877,546
Centerra Gold, Inc. (b).................      29,678        305,740
Compton Petroleum Corp. (b).............     173,812        155,848
Corus Entertainment, Inc. (Class B).....     127,210      2,408,660
Cott Corp. (b)..........................      24,968        206,251
Daylight Resources Trust................     104,494      1,015,685
Denison Mines Corp. (b).................     130,547        164,375
Detour Gold Corp. (b)...................      18,589        317,042
Dundee Corp. (Class A) (b)..............      78,209        904,922
Dundee Real Estate Investment Trust.....     105,532      2,088,796
DundeeWealth, Inc. (a)..................      78,814      1,037,471
Eldorado Gold Corp. (b).................     201,094      2,815,895
Equinox Minerals, Ltd. (a)(b)...........     196,532        766,744
European Goldfields, Ltd. (a)(b)........      39,753        230,551
First Uranium Corp. (b).................      31,386         68,858
FirstService Corp. (b)..................      56,650      1,096,957
FNX Mining Co., Inc. (b)................      97,509      1,075,217
Freehold Royalty Trust..................      72,838      1,048,434
Fronteer Development Group,
  Inc. (a)(b)...........................      33,396        131,564
Gammon Gold, Inc. (a)(b)................      93,728      1,037,995
GMP Capital, Inc. ......................      85,129      1,024,780
Golden Star Resources, Ltd. (b).........     422,809      1,314,787
Great Canadian Gaming Corp. (a)(b)......     104,043        788,994
Groupe Aeroplan, Inc. ..................      49,750        516,791
Guardian Capital Group, Ltd. ...........     228,324      1,735,816
Home Capital Group, Inc. ...............      47,207      1,884,497
HudBay Minerals, Inc. (b)...............      93,557      1,211,016

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Ivanhoe Energy, Inc. (b)................      74,647   $    210,765
Jaguar Mining, Inc. (a)(b)..............      26,541        298,993
Linamar Corp. ..........................     102,769      1,365,548
MacDonald, Dettwiler & Associates,
  Ltd. (b)..............................      48,858      1,985,359
Major Drilling Group
  International, Inc. ..................      27,935        766,624
Martinrea International, Inc. (b).......      85,483        689,017
Methanex Corp. .........................      32,723        640,820
New Gold, Inc. (b)......................     247,203        896,047
Northgate Minerals Corp. (b)............      61,129        188,924
Novagold Resources, Inc. (a)(b).........     147,086        893,726
NuVista Energy, Ltd. (b)................     121,543      1,446,899
Osisko Mining Corp. (b).................      72,161        582,327
Pan American Silver Corp. (b)...........      26,214        626,625
Peyto Energy Trust......................      94,045      1,261,289
Precision Drilling Trust................      58,039        423,521
Progress Energy Resources Corp. ........     224,075      3,024,430
Quadra Mining, Ltd. (b).................      28,778        398,310
Quebecor, Inc. (Class B)................      56,410      1,464,664
Red Back Mining, Inc. (a)(b)............       4,215         60,309
Rubicon Minerals Corp. (b)..............      46,360        221,109
Russel Metals, Inc. (a).................      72,320      1,223,097
Savanna Energy Services Corp. (a).......      92,241        609,749
Seabridge Gold, Inc. (b)................      12,773        309,959
ShawCor, Ltd. (Class A) (a).............      18,592        520,509
Sherritt International Corp. ...........      70,483        441,716
Silver Standard Resources, Inc. (a)(b)..      21,841        479,175
Silvercorp Metals, Inc. ................      51,060        339,475
Stantec, Inc. (b).......................      61,969      1,796,974
The Forzani Group, Ltd. ................      69,470        940,978
Thompson Creek Metals Co., Inc. (a)(b)..      45,701        537,505
Trican Well Service, Ltd. (a)...........      37,418        501,833
Uni-Select, Inc. .......................     106,845      3,148,225
Uranium One, Inc. (a)(b)................     247,455        712,848
UTS Energy Corp. (a)(b).................     186,334        405,248
Western Coal Corp. (b)..................      50,553        157,202
WestJet Airlines, Ltd. (b)..............      74,949        900,804
                                                       ------------
TOTAL CANADA............................                 61,048,068
                                                       ------------
CHINA -- 4.0%
Allied Properties HK, Ltd. (b)..........   3,426,791        636,387
Cafe de Coral Holdings, Ltd. ...........   1,375,867      3,147,759
China Gas Holdings, Ltd. ...............     834,000        456,040
Chow Sang Sang Holding
  International, Ltd. ..................     856,939      1,027,790
Daphne International Holdings, Ltd. ....     342,000        275,662
Far East Consortium
  International, Ltd. ..................   2,955,548      1,067,253
G-Resources Group, Ltd. (b).............   3,780,000        238,869
Galaxy Entertainment Group, Ltd. (b)....     311,000        128,747
Geely Automobile Holdings, Ltd. ........      25,000         13,767
Giordano International, Ltd. ...........   4,552,000      1,350,211
Hi Sun Technology China, Ltd. (b).......     636,000        359,255
HKR International, Ltd. ................   2,303,979        980,537
Integrated Distribution Services
  Group, Ltd. ..........................     510,953        743,295
Jinhui Shipping & Transportation,
  Ltd. (b)..............................      56,402        249,947
K Wah International Holdings, Ltd. .....   2,128,565        793,334
Kai Yuan Holdings, Ltd. (b).............   3,820,000        187,205
Melco International Development,
  Ltd. (b)..............................     213,000         98,341
Midland Holdings, Ltd. .................     353,790        307,523
PCCW, Ltd. .............................   2,414,000        582,171
Peace Mark Holdings, Ltd. (b)...........     504,228         97,542
REXLot Holdings, Ltd. ..................   1,475,000        165,494
Road King Infrastructure, Ltd. .........   1,008,544        784,302
Shun Tak Holdings, Ltd. ................     576,000        362,505
Techtronic Industries Co., Ltd. ........   1,291,500      1,080,962
Texwinca Holdings, Ltd. ................   1,804,050      1,686,778
VTech Holdings, Ltd. ...................     133,000      1,274,418
Xinao Gas Holdings, Ltd. ...............     832,000      2,145,975
Xinyi Glass Holdings Co., Ltd. .........   1,399,809      1,269,099
                                                       ------------
TOTAL CHINA.............................                 21,511,168
                                                       ------------
DENMARK -- 1.0%
Bang & Olufsen A/S (Class B) (b)........      21,965        319,761
D/S Norden A/S..........................      12,024        485,713
East Asiatic Co., Ltd. (a)..............      30,770      1,079,805
Genmab A/S (a)(b).......................       9,302        147,074
GN Store Nord A/S (b)...................     173,079        927,760
IC Companys A/S (b).....................      22,746        787,256
NeuroSearch A/S (b).....................      29,343        435,654
SimCorp A/S.............................       7,358      1,383,283
                                                       ------------
TOTAL DENMARK...........................                  5,566,306
                                                       ------------
FINLAND -- 2.6%
Amer Sports Oyj (Class A) (a)...........     145,502      1,461,312
Atria Group PLC.........................      52,114        826,962
Citycon Oyj.............................     223,487        942,705
Cramo Oyj (Class B).....................      49,710        855,143
HKScan Oyj (a)..........................     109,860      1,237,329
Kemira Oyj (a)..........................      20,942        312,183
Lassila & Tikanoja Oyj..................      70,312      1,613,072
Outotec Oyj.............................       9,889        351,017
Poyry Oyj...............................      74,217      1,189,413
Talvivaara Mining Co. PLC (b)...........      66,350        413,902
TietoEnator Oyj.........................      61,051      1,270,097
Vacon Oyj (a)...........................      36,193      1,386,474
Vaisala Oyj (Class A)...................      36,819      1,325,933
YIT Oyj.................................      23,338        483,846
                                                       ------------
TOTAL FINLAND...........................                 13,669,388
                                                       ------------
FRANCE -- 3.0%
Canal Plus..............................      34,044        277,437
Carbone Lorraine SA (a).................      29,486      1,074,547
Club Mediterranee SA (b)................      29,720        547,934
GL Events SA............................      27,802        683,696
Groupe Steria SCA.......................      28,872        891,032
IMS International Metal Service (b).....      35,477        489,664
Ingenico SA.............................      41,635      1,013,119
IPSOS...................................      50,018      1,518,511
Rhodia SA (b)...........................      57,793      1,045,602
Rubis...................................      30,822      2,728,487
Saft Groupe SA (a)......................      39,114      1,894,570
Sequana Capital SA (a)(b)...............      70,697        809,431
Societe de la Tour Eiffel...............      10,776        814,632
SOITEC (a)(b)...........................      84,810      1,215,837
Sperian Protection......................       9,631        696,292
UbiSoft Entertainment SA (a)(b).........      21,311        303,313
                                                       ------------
TOTAL FRANCE............................                 16,004,104
                                                       ------------

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
GERMANY -- 2.9%
Aixtron AG..............................      23,720   $    799,758
Aurubis AG..............................      11,978        519,344
Demag Cranes AG.........................      26,334        881,092
Deutsche Wohnen AG (b)..................     132,992      1,278,428
DIC Asset AG............................      32,757        383,034
Draegerwerk AG & Co. KGaA Preference
  Shares................................      13,294        570,108
Gerresheimer AG.........................      20,904        704,812
Gildemeister AG.........................      54,873        891,999
Indus Holding AG........................      59,343      1,021,708
Jenoptik AG (b).........................     131,912        717,298
Kloeckner & Co. AG (b)..................      24,060        616,183
Kontron AG..............................      74,596        853,001
KUKA AG (a)(b)..........................      44,726        766,838
Leoni AG................................      37,835        887,539
MLP AG..................................      54,897        634,833
Nordex AG (b)...........................      14,643        220,175
Patrizia Immobilien AG (a)(b)...........     108,859        477,927
Pfleiderer AG (a)(b)....................      47,914        422,092
Q-Cells SE (a)(b).......................      16,389        268,061
Solar Millennium AG (b).................      18,942        961,795
Stada Arzneimittel AG...................      18,151        630,220
Symrise AG..............................      44,177        949,476
Wirecard AG.............................      24,071        333,271
                                                       ------------
TOTAL GERMANY...........................                 15,788,992
                                                       ------------
GREECE -- 0.8%
Alapis Holding Industrial and
  Commercial SA.........................     485,810        355,478
Diana Shipping, Inc. (a)(b).............      18,920        273,962
DryShips, Inc. (b)......................      93,781        545,805
Ellaktor SA.............................     100,086        739,531
Fourlis Holdings SA.....................      43,214        569,792
Hellenic Exchanges SA...................      69,193        724,705
Intracom Holdings SA (b)................     360,788        631,521
Michaniki SA............................     166,012        276,295
Paragon Shipping, Inc. (a)..............      28,246        128,519
                                                       ------------
TOTAL GREECE............................                  4,245,608
                                                       ------------
HONG KONG -- 0.3%
Champion REIT...........................     711,000        302,590
Pacific Basin Shipping, Ltd. ...........   1,228,000        891,617
Sino Union Petroleum & Chemical
  International, Ltd. (b)...............   1,700,000        175,392
                                                       ------------
TOTAL HONG KONG.........................                  1,369,599
                                                       ------------
IRELAND -- 1.1%
C&C Group PLC...........................     231,061        997,859
Fyffes PLC..............................   1,367,547        902,560
Irish Life & Permanent PLC (b)..........      67,849        321,243
Kingspan Group PLC (b)..................     105,425        907,550
Paddy Power PLC (e).....................      63,016      2,237,700
Paddy Power PLC (e).....................      13,145        459,990
Smurfit Kappa Group PLC (b).............      26,037        231,611
                                                       ------------
TOTAL IRELAND...........................                  6,058,513
                                                       ------------
ITALY -- 2.4%
Amplifon SpA (b)........................     248,409      1,081,688
Astaldi SpA.............................     191,542      1,644,766
Banca Popolare dell'Etruria e del
  Lazio Scrl............................     188,501      1,067,608
Digital Multimedia Technologies
  SpA (b)...............................      25,535        586,181
Esprinet SpA............................      83,850      1,092,959
IMMSI SpA (b)...........................     629,825        759,058
Interpump Group SpA (b).................     245,449      1,306,505
Permasteelisa SpA (b)...................      92,273      1,719,728
Recordati SpA...........................     254,015      1,895,128
Sorin SpA (b)...........................     823,403      1,577,138
Tiscali SpA (b).........................      44,223         10,514
                                                       ------------
TOTAL ITALY.............................                 12,741,273
                                                       ------------
JAPAN -- 26.7%
Alps Electric Co., Ltd. (a)(b)..........     154,136        900,693
Asahi Holdings, Inc. (a)................      40,389        617,798
Bank of the Ryukyus, Ltd. ..............     119,300      1,358,376
Best Denki Co., Ltd. ...................     200,269        699,151
Central Glass Co., Ltd. ................     459,145      1,745,930
COMSYS Holdings Corp. (a)...............     178,450      1,867,021
DA Office Investment Corp. .............         270        573,672
Daifuku Co., Ltd. ......................     105,500        669,751
Daihen Corp. (a)........................     211,000        752,479
Daiichi Chuo Kisen Kaisha (a)(b)........     127,834        271,885
Daimei Telecom Engineering Corp. (a)....     116,000        880,950
Dainippon Screen Manufacturing Co.,
  Ltd. (a)(b)...........................     214,000        930,985
DCM Japan Holdings Co., Ltd. (a)........     150,533        869,937
Don Quijote Co., Ltd. (a)...............      66,600      1,609,646
DOUTOR NICHIRES Holdings Co., Ltd. (a)..     144,632      1,862,761
DTS Corp. ..............................      76,382        720,376
eAccess, Ltd. (a).......................       1,747      1,020,858
EDION Corp. (a).........................      88,800        964,357
FCC Co., Ltd. (a).......................      88,348      1,556,375
Fukuoka REIT Corp. .....................         270      1,409,528
Furukawa Co., Ltd. (a)..................     621,387        734,224
Glory, Ltd. (a).........................      63,600      1,407,337
H2O Retailing Corp. (a).................     211,000      1,214,845
Hanwa Co., Ltd. ........................     333,000      1,205,446
Heiwa Real Estate Co., Ltd. ............     279,000        893,088
Hitachi Kokusai Electric, Inc. (a)......     134,372      1,161,926
Hitachi Zosen Corp. (b).................     701,500        949,450
Horiba, Ltd. (a)........................      44,913      1,085,496
Hosiden Corp. (a).......................      98,000      1,041,109
Iino Kaiun Kaisha, Ltd. (a).............     122,000        516,333
IT Holdings Corp. ......................      81,908        931,743
Izumiya Co., Ltd. ......................     220,000        945,271
Japan Airport Terminal Co., Ltd. (a)....      83,300      1,125,639
Japan Asia Investment Co., Ltd. (a)(b)..     197,000        107,922
Japan Aviation Electronics Industry,
  Ltd. (a)..............................     123,000        825,769
Japan Excellent, Inc. ..................         217        962,683
Japan Logistics Fund, Inc. .............         217      1,589,709
Juki Corp. (a)(b).......................     116,332        118,713
K's Holdings Corp. (a)..................      43,900      1,315,656
Kanematsu Corp. (b).....................     670,698        497,107
Katakura Industries Co., Ltd. (a).......      84,274        725,103
Kayaba Industry Co., Ltd. (a)(b)........     275,832        868,132
Kenedix, Inc. (a)(b)....................         349        111,529
Kitz Corp. .............................     128,000        617,348
Kiyo Holdings, Inc. ....................   1,003,000      1,206,681
Komori Corp. (a)........................      94,236      1,036,550

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Kurabo Industries, Ltd. ................     615,000   $    938,074
Kyowa Exeo Corp. (a)....................     116,000        979,387
Makino Milling Machine Co.,
  Ltd. (a)(b)...........................     133,000        505,741
Marudai Food Co., Ltd. .................     477,656      1,421,244
Maruha Nichiro Holdings, Inc. (a).......     676,485        922,859
Marusan Securities Co., Ltd. (a)........     143,798        781,586
Miraca Holdings, Inc. ..................      69,400      1,897,234
Mitsui Mining & Smelting Co., Ltd. (b)..     575,000      1,482,357
Mitsui-Soko Co., Ltd. (a)...............     268,000        967,270
Nabtesco Corp. (a)......................     123,000      1,397,862
Nakanishi, Inc. (a).....................       8,483        674,303
Net One Systems Co., Ltd. (a)...........         819        911,417
Neturen Co., Ltd. (a)...................     186,603      1,180,613
New City Residence Investment
  Corp. (c)(f)..........................           4             --
Nihon Dempa Kogyo Co., Ltd. (a).........      22,400        404,232
Nihon Kohden Corp. (a)..................      59,600        941,743
Nikkiso Co., Ltd. ......................     209,000      1,169,655
Nippon Accommodations Fund, Inc. .......         221      1,153,725
Nippon Carbon Co., Ltd. (a).............     201,712        572,018
Nippon Konpo Unyu Soko Co., Ltd. .......     195,000      2,084,161
Nippon Light Metal Co., Ltd. (b)........   1,264,000      1,086,202
Nippon Seiki Co., Ltd. .................      81,000        923,154
Nippon Shinyaku Co., Ltd. ..............     187,000      2,085,031
Nippon Soda Co., Ltd. ..................     224,000        803,652
Nippon Suisan Kaisha, Ltd. (a)..........     353,899        995,988
Nippon Thompson Co., Ltd. ..............     192,000        950,771
Nishimatsu Construction Co., Ltd. ......     583,000        632,504
Nishimatsuya Chain Co., Ltd. (a)........     102,093        895,966
Nitto Boseki Co., Ltd. (a)..............     465,153        794,450
NOF Corp. (a)...........................     382,000      1,596,197
NSD Co., Ltd. (a).......................      81,408        837,734
Okasan Holdings, Inc. ..................     226,682      1,093,294
Oki Electric Industry Co., Ltd. (b).....   1,217,000      1,006,595
Orix JREIT, Inc. .......................         336      1,667,458
Osaka Securities Exchange Co., Ltd. ....         262      1,246,748
OSG Corp. (a)...........................     130,300      1,349,258
Park24 Co., Ltd. .......................     163,113      1,731,088
Point, Inc. ............................      21,310      1,190,311
Premier Investment Co. .................         411      1,342,113
Rengo Co., Ltd. ........................     171,000      1,013,932
Rohto Pharmaceutical Co., Ltd. (a)......     148,000      1,702,648
Ryohin Keikaku Co., Ltd. (a)............      27,803      1,009,443
Sakai Chemical Industry Co., Ltd. ......     296,565      1,344,330
Sanden Corp. (a)(b).....................     415,000      1,060,959
Sankyu, Inc. (a)........................     237,000      1,211,794
Sanyo Shokai, Ltd. (a)..................     167,000        491,519
Sanyo Special Steel Co., Ltd. (a).......     183,937        800,199
Sato Corp. .............................     104,200      1,075,635
Seiren Co., Ltd. (a)....................     173,600      1,199,042
Shima Seiki Manufacturing, Ltd. (a).....      60,425      1,095,627
Shimachu Co., Ltd. .....................      82,500      1,614,641
Shinko Electric Co., Ltd. (a)...........     391,000        743,402
Shochiku Co., Ltd. (a)..................     400,000      3,561,953
Shoei Co., Ltd. (a).....................      94,900        719,689
SMK Corp. (a)...........................     209,343      1,200,807
Star Micronics Co., Ltd. (a)............      55,800        457,932
Sumitomo Osaka Cement Co., Ltd. ........     812,793      1,239,772
Tadano, Ltd. (a)........................     127,526        528,761
Takara Holdings, Inc. (a)...............     269,000      1,543,004
Takasago International Corp. (a)........     292,694      1,402,240
Takefuji Corp. (a)......................      61,380        256,478
Takuma Co., Ltd. (a)(b).................     228,000        558,397
The Bank of Nagoya, Ltd. ...............     213,000        766,475
The Bank of Okinawa, Ltd. (a)...........      42,900      1,571,395
The Ehime Bank, Ltd. (a)................     591,000      1,669,617
The Eighteenth Bank, Ltd. ..............     560,730      1,656,381
The Hokuetsu Bank, Ltd. (a).............     799,000      1,261,647
The Michinoku Bank, Ltd. ...............     568,000      1,018,916
The Minato Bank, Ltd. (b)...............     666,000        736,860
The Miyazaki Bank, Ltd. ................     521,000      1,483,055
The Musashino Bank, Ltd. ...............      34,700        820,023
The Oita Bank, Ltd. ....................     345,000      1,234,062
The Tochigi Bank, Ltd. .................     221,000        940,072
The Tokushima Bank, Ltd. (a)............     232,000        807,433
The Tokyo Tomin Bank, Ltd. .............      38,500        523,148
Toagosei Co., Ltd. .....................     492,818      1,847,505
TOC Co., Ltd. ..........................     173,900        657,531
Toei Co., Ltd. .........................     273,000      1,448,649
Toho Holdings Co., Ltd. ................      64,719        772,360
Toho Zinc Co., Ltd. ....................     203,000        996,520
Tokai Tokyo Financial Holdings, Inc. ...     213,000        830,539
Tokyo Dome Corp. .......................     211,000        625,555
Tokyo Tatemono Co., Ltd. ...............     185,000        703,475
Topy Industries, Ltd. ..................     636,381      1,141,583
Toyo Corp/Chuo-ku.......................     147,348      1,123,767
Toyo Tire & Rubber Co., Ltd. (b)........     334,000        617,090
Toyobo Co., Ltd. (a)....................     866,788      1,359,375
Ulvac, Inc. (a).........................      40,400        974,252
Unitika, Ltd. (b).......................     880,000        661,690
Yodogawa Steel Works, Ltd. (a)..........     350,000      1,417,369
Zenrin Co., Ltd. .......................      48,577        559,892
                                                       ------------
TOTAL JAPAN.............................                143,149,773
                                                       ------------
NETHERLANDS -- 2.6%
Aalberts Industries NV (a)..............      76,538      1,108,011
ASM International NV (a)(b).............      60,778      1,548,257
BinckBank NV............................      19,561        351,937
Chicago Bridge & Iron Co. NV (b)........      35,411        716,010
Crucell NV (b)..........................      65,588      1,308,022
Draka Holdings (b)......................      24,038        464,043
Exact Holdings NV.......................      42,099      1,123,468
KAS Bank NV.............................      82,107      1,655,131
Koninklijke BAM Groep NV (a)............      32,556        338,645
Nutreco Holding NV......................      11,237        633,364
OPG Groep NV............................     132,949      2,458,748
Ordina NV (b)...........................      82,582        598,346
Orthofix International N.V. (a)(b)......      25,404        786,762
ProLogis European Properties (b)........      33,575        207,620
VistaPrint NV (a)(b)....................      12,780        724,115
                                                       ------------
TOTAL NETHERLANDS.......................                 14,022,479
                                                       ------------
NEW ZEALAND -- 0.5%
Auckland International Airport, Ltd. ...     574,814        844,892
Fisher & Paykel Appliances Holdings,
  Ltd. (b)..............................     867,595        366,157
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................     609,017      1,493,420
Nuplex Industries, Ltd. ................      94,014        199,755
                                                       ------------
TOTAL NEW ZEALAND.......................                  2,904,224
                                                       ------------

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
NORWAY -- 1.9%
Deep Sea Supply PLC (b).................     152,128   $    205,144
DET Norske Oljeselskap ASA (a)(b).......     900,200        790,059
Ekornes ASA.............................     106,847      2,219,506
Ganger Rolf ASA.........................       2,203         58,919
Norske Skogindustrier ASA (a)(b)........     224,269        370,754
Norwegian Property ASA (b)..............     354,797        829,137
Petroleum Geo-Services ASA (b)..........      76,449        880,047
Prosafe Production Public, Ltd. (b).....     110,192        237,483
Sevan Marine ASA (b)....................     148,064        260,409
Songa Offshore SE (b)...................     110,238        580,120
Subsea 7, Inc. (a)(b)...................      33,495        557,206
TGS Nopec Geophysical Co. ASA (b).......      40,000        725,661
Tomra Systems ASA.......................     166,618        798,940
Veidekke ASA............................     222,446      1,917,638
                                                       ------------
TOTAL NORWAY............................                 10,431,023
                                                       ------------
PORTUGAL -- 0.4%
Altri SGPS SA (a)(b)....................     160,123        917,797
Semapa-Sociedade de Investimento e
  Gestao, SGPS, SA......................     123,971      1,380,250
                                                       ------------
TOTAL PORTUGAL..........................                  2,298,047
                                                       ------------
SINGAPORE -- 3.2%
Bukit Sembawang Estates, Ltd. ..........     229,080        828,895
CapitaCommercial Trust..................     576,000        480,017
Cosco Corp. Singapore, Ltd. (a).........     388,000        328,872
Ezra Holdings, Ltd. (a).................     195,000        315,289
Haw Par Corp., Ltd. ....................     700,352      2,898,284
Hong Leong Finance, Ltd. ...............   1,460,656      3,287,633
Indofood Agri Resources, Ltd. (b).......     189,000        313,665
Mapletree Logistics Trust...............   3,393,965      1,897,691
Parkway Holdings, Ltd. (a)(b)...........   1,019,309      2,120,006
Straits Asia Resources, Ltd. (a)........     274,000        509,377
Suntec REIT (a).........................   2,075,000      1,995,263
Verigy, Ltd. (a)(b).....................      54,151        696,923
Wing Tai Holdings, Ltd. ................   1,079,000      1,406,439
                                                       ------------
TOTAL SINGAPORE.........................                 17,078,354
                                                       ------------
SOUTH KOREA -- 6.1%
Asiana Airlines (b).....................     172,652        540,429
Celltrion, Inc. (b).....................      17,141        220,799
Cheil Communications, Inc. .............       7,764      2,100,225
CJ CheilJedang Corp. (b)................       2,271        400,773
Daewoo Motor Sales (b)..................      38,581        334,630
Daum Communications Corp. (b)...........      13,371        807,215
Dong-A Pharmaceutical Co., Ltd. (b).....      10,029      1,106,702
Doosan Corp. ...........................       4,256        348,674
Eugene Investment & Securities Co.,
  Ltd. (b)..............................     451,998        372,630
Hana Tour Service, Inc. ................      19,285        831,368
Hanjin Heavy Industries & Construction
  Co., Ltd. (b).........................       7,900        153,662
Hanjin Shipping Co., Ltd. (b)(e)........      15,442        274,501
Hanjin Shipping Co., Ltd. (b)(e)........       2,977         35,024
Hanmi Pharm Co., Ltd. (b)...............       9,055        995,333
Hansol Paper Co. (b)....................      58,656        554,083
Hanwha Chemical Corp. (b)...............      76,165        882,997
Hanwha Securities Co. ..................      71,903        561,282
Hite Brewery Co., Ltd. (b)..............       6,864      1,002,065
Hotel Shilla Co., Ltd. (b)..............      54,462        963,453
Humax Co., Ltd. (b)(e)..................      38,962        618,989
Humax Co., Ltd. (b)(e)..................       9,155        111,639
Hyundai Department Store Co., Ltd. (b)..      15,346      1,482,578
Hyundai Marine & Fire Insurance
  Co., Ltd. ............................      64,732      1,039,514
Jeonbuk Bank (b)........................     183,762      1,155,145
Korean Reinsurance Co. .................      91,389        773,821
LG International Corp. (b)..............      51,119      1,327,937
LG Life Sciences, Ltd. (b)..............      18,468        983,289
LG Telecom, Ltd. (b)....................      60,244        439,229
LIG Insurance Co., Ltd. ................      44,072        819,390
LS Industrial Systems Co., Ltd. (b).....      16,758      1,395,930
MegaStudy Co., Ltd. (b).................       4,242        870,640
Meritz Fire & Marine Insurance Co.,
  Ltd. (b)..............................     122,657        720,474
Meritz Securities Co., Ltd. ............     579,200        611,792
Orion Corp. (b).........................       4,868      1,208,143
Poongsan Corp. (b)......................      92,255      1,711,250
Samsung Fine Chemicals Co., Ltd. .......      21,549        870,676
Seoul Semiconductor Co., Ltd. (b).......       8,955        356,823
SFA Engineering Corp. (b)...............      16,505        473,404
SK Chemicals Co., Ltd. (b)..............      23,187      1,330,120
STX Offshore & Shipbuilding Co.,
  Ltd. (b)..............................      17,420        185,498
STX Pan Ocean Co. Ltd. (b)..............      39,950        387,673
Taekwang Industrial Co. Ltd. (b)........         333        208,755
Yuhan Corp. (b).........................       7,773      1,188,170
                                                       ------------
TOTAL SOUTH KOREA.......................                 32,756,724
                                                       ------------
SPAIN -- 1.8%
Almirall SA.............................      12,776        167,540
Amper, SA...............................     104,060        927,153
Campofrio Alimentacion SA (b)...........     155,329      1,484,235
Construcciones y Auxiliar de
  Ferrocarriles SA......................       4,459      2,406,117
Ercros SA (b)...........................     185,457        369,857
Faes Farma SA...........................     152,988        782,515
General de Alquiler de Maquinaria (b)...      49,314        346,691
Tubacex SA..............................     206,704        815,563
Tubos Reunidos SA.......................     246,966        758,275
Vidrala SA..............................      54,903      1,484,853
                                                       ------------
TOTAL SPAIN.............................                  9,542,799
                                                       ------------
SWEDEN -- 2.4%
Carnegie Investment Bank AB (a)(c)......      59,625             --
Castellum AB (a)........................     166,700      1,692,658
Elekta AB (Class B) (a).................      91,020      2,179,860
Haldex AB (a)(b)........................     114,501        713,617
Haldex AB (New) (a)(c)..................     112,995        704,231
Intrum Justitia AB (a)..................      90,682      1,139,859
Kungsleden AB...........................     138,596        955,018
New Wave Group AB (Class B) (a).........     207,837        800,481
Q-Med AB (b)............................     124,310        839,168
TradeDoubler AB (a)(b)(e)...............      25,013        154,140
TradeDoubler AB (a)(b)(e)...............      50,512        331,082
Trelleborg AB (Class B) (a)(b)..........     215,762      1,624,236
Wihlborgs Fastigheter AB (a)............      80,574      1,495,225
                                                       ------------
TOTAL SWEDEN............................                 12,629,575
                                                       ------------
SWITZERLAND -- 2.3%
Basilea Pharmaceutica AG (a)(b).........       7,792        485,799
Belimo Holding AG.......................       2,068      2,300,556

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Daetwyler Holding AG....................      26,587   $  1,491,701
Georg Fischer AG (a)(b).................       2,591        656,052
Kudelski SA.............................      54,661      1,234,136
Kuoni Reisen Holding (Class B)..........       3,909      1,319,701
Meyer Burger Technology AG (b)..........         738        188,471
Mobimo Holding AG (b)...................       2,646        450,748
Petroplus Holdings AG (a)(b)............      32,655        601,136
Temenos Group AG (a)(b).................      61,207      1,589,754
Valora Holding AG.......................       7,152      1,764,218
                                                       ------------
TOTAL SWITZERLAND.......................                 12,082,272
                                                       ------------
UNITED KINGDOM -- 12.0%
Arriva PLC..............................     101,408        814,044
Barratt Developments PLC (b)............     272,458        545,573
Bellway PLC.............................      77,309      1,021,210
Bodycote PLC............................     176,978        454,696
Bovis Homes Group PLC (b)...............     151,102      1,060,698
Britvic PLC.............................     191,640      1,262,636
BTG PLC (b).............................      86,346        243,037
Charter International PLC...............      49,916        581,981
Chemring Group PLC......................      35,564      1,686,733
Chloride Group (a)......................     417,532      1,213,652
Connaught PLC...........................     279,140      1,604,737
Cookson Group PLC (b)...................      83,640        570,248
Croda International PLC (a).............      98,783      1,276,157
CSR PLC (b).............................      58,430        386,009
Dairy Crest Group PLC...................     145,036        849,250
Debenhams PLC (b).......................     453,402        570,365
Dimension Data Holdings PLC.............   1,207,071      1,458,029
DS Smith PLC............................     274,232        560,640
DSG International PLC (a)(b)............   1,750,173      1,031,587
Elementis PLC...........................     747,718        639,949
Enterprise Inns PLC (b).................     148,849        224,504
Fenner PLC..............................     295,223        798,540
Galliford Try Plc.......................     107,251        536,902
Game Group PLC..........................     341,504        584,566
Gem Diamonds, Ltd. (b)..................      53,911        197,622
Hardy Oil & Gas PLC (b).................      24,998        101,929
Helphire PLC (b)........................     314,895        246,626
Henderson Group PLC.....................     423,799        850,674
HMV Group PLC (a).......................     654,637        981,026
Hochschild Mining PLC...................      43,739        241,420
Hunting PLC.............................      49,237        463,148
Intermediate Capital Group PLC..........     142,999        632,726
International Personal Finance..........     240,691        808,454
Interserve PLC..........................     153,147        478,049
ITE Group PLC (a).......................     425,287        879,071
Jardine Lloyd Thompson Group PLC........     163,239      1,274,800
JKX Oil & Gas PLC.......................      57,978        264,493
Keller Group PLC........................      82,325        858,143
Kier Group PLC..........................      48,506        806,798
Laird Group PLC.........................     169,701        345,292
Lamprell PLC............................      63,328        188,884
Melrose PLC.............................     472,670      1,373,923
Michael Page International PLC..........     221,052      1,352,543
Micro Focus International PLC...........      78,580        578,260
Mitchells & Butlers PLC (b).............     187,599        751,604
Mitie Group.............................     406,924      1,510,064
Mondi PLC...............................     280,330      1,516,513
Morgan Crucible Co. ....................     246,914        628,795
Morgan Sindall PLC......................      55,085        533,724
N Brown Group PLC.......................     209,349        838,406
National Express Group PLC..............     175,958        545,275
Northern Foods PLC......................     783,725        845,419
Northgate PLC (b).......................      41,619        147,858
Pace PLC................................      82,958        279,986
PayPoint PLC............................      87,580        620,871
Premier Farnell PLC.....................     385,053      1,070,744
Premier Foods PLC (b)...................   1,083,706        624,758
Punch Taverns PLC (b)...................     153,673        168,748
PV Crystalox Solar PLC..................     218,476        216,623
Rank Group PLC (b)......................     683,946        917,262
Redrow PLC (b)..........................     251,916        541,052
Regus PLC...............................     178,236        263,359
Restaurant Group PLC....................     278,775        841,836
RPS Group PLC...........................     253,714        889,070
Salamander Energy PLC (b)...............      72,562        347,780
Senior PLC..............................     552,531        669,191
Shaftesbury PLC.........................     268,385      1,705,867
Shanks Group PLC........................     346,873        747,797
SIG PLC (b).............................     245,603        444,602
SOCO International PLC (b)..............      24,388        527,731
Spectris PLC............................      93,069      1,109,158
Spirent Communications PLC..............     245,382        404,180
SSL International PLC...................     166,931      2,116,111
St James's Place PLC....................     154,883        615,277
Stagecoach Group PLC....................     255,197        698,517
Tullett Prebon PLC......................     211,492        952,521
UK Coal PLC (b).........................     138,489        166,611
Ultra Electronics Holdings PLC..........      42,779        949,872
Unite Group PLC (b).....................     240,704      1,164,158
Victrex PLC.............................     128,321      1,678,474
Wellstream Holdings PLC.................      39,333        337,274
Wetherspoon (J.D.) PLC (b)..............     131,987        905,841
WH Smith PLC............................     140,078      1,117,452
Wincanton PLC...........................     195,914        640,652
Yell Group PLC (b)......................   1,006,731        638,907
                                                       ------------
TOTAL UNITED KINGDOM....................                 64,589,564
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $602,512,997)...................                535,062,540
                                                       ------------
WARRANTS -- 0.0% (g)
ITALY -- 0.0% (g)
Interpump Group (expiring 10/31/12) (b)
  (Cost $0).............................      51,560         17,251
                                                       ------------
SHORT TERM INVESTMENTS -- 9.1%
UNITED STATES -- 9.1%
MONEY MARKET FUNDS   -- 9.1%
State Street Institutional Liquid
  Reserves Fund (h).....................     174,821        174,821
State Street Navigator Securities
  Lending Prime Portfolio (h)(i)........  48,558,706     48,558,706
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $48,733,527)....................                 48,733,527
                                                       ------------
TOTAL INVESTMENTS -- 108.9%
  (Cost $651,246,524)...................                583,813,318
OTHER ASSETS AND
  LIABILITIES -- (8.9)%.................                (47,667,504)
                                                       ------------
NET ASSETS -- 100.0%....................               $536,145,814
                                                       ============


SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 3 inputs, except for Haldex AB (New), which was based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents
     0.3% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)  Company has filed for insolvency.
(g)  Amount shown represents less than 0.05% of net assets.
(h)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(i)  Investments of cash collateral for securities loaned.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Metals & Mining.......................        6.3%
Machinery.............................        5.3
Oil, Gas & Consumable Fuels...........        4.6
Commercial Banks......................        3.9
Real Estate Management & Development..        3.8
Specialty Retail......................        3.8
Chemicals.............................        3.5
Real Estate Investment Trusts.........        3.4
Commercial Services & Supplies........        3.3
Hotels, Restaurants & Leisure.........        3.3
Electronic Equipment, Instruments &
  Components..........................        3.3
Media.................................        3.3
Construction & Engineering............        3.2
Capital Markets.......................        3.1
Health Care Equipment & Supplies......        2.7
Food Products.........................        2.4
Pharmaceuticals.......................        2.3
Electrical Equipment..................        1.9
Professional Services.................        1.8
Health Care Providers & Services......        1.7
Auto Components.......................        1.7
Software..............................        1.6
Industrial Conglomerates..............        1.6
Textiles, Apparel & Luxury Goods......        1.5
Building Products.....................        1.5
Semiconductors & Semiconductor
  Equipment...........................        1.5
Household Durables....................        1.4
Energy Equipment & Services...........        1.4
IT Services...........................        1.4
Trading Companies & Distributors......        1.3
Communications Equipment..............        1.3
Insurance.............................        1.2
Multiline Retail......................        1.1
Paper & Forest Products...............        1.1
Road & Rail...........................        1.1
Gas Utilities.........................        1.0
Distributors..........................        1.0
Beverages.............................        0.9
Marine................................        0.9
Consumer Finance......................        0.8
Transportation Infrastructure.........        0.7
Diversified Consumer Services.........        0.7
Diversified Financial Services........        0.6
Containers & Packaging................        0.6
Internet Software & Services..........        0.6
Biotechnology.........................        0.6
Aerospace & Defense...................        0.5
Construction Materials................        0.5
Automobiles...........................        0.5
Thrifts & Mortgage Finance............        0.4
Food & Staples Retailing..............        0.3
Leisure Equipment & Products..........        0.3
Airlines..............................        0.3
Electric Utilities....................        0.3
Diversified Telecommunication
  Services............................        0.2
Internet & Catalog Retail.............        0.2
Life Sciences Tools & Services........        0.1
Health Care Technology................        0.1
Air Freight & Logistics...............        0.1
Short Term Investments................        9.1
Other Assets & Liabilities............       (8.9)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs except for Record Realty and New City Residence Investment Corp., which were Level 3 and part of the Real Estate Investment Trusts Industry, Carnegie Investment Bank AB, which was Level 3 and part of the Capital Markets Industry, all representing less than 0.05% of net assets, and Haldex AB (New), which was Level 2 and part of the Machinery Industry, representing 0.13% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                      ----------   --------------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 18.1%
Abacus Property Group...................   5,196,333   $    2,079,629
Babcock & Brown Japan Property Trust....   1,982,729          704,351
Bunnings Warehouse Property Trust.......   1,167,191        1,952,467
CFS Retail Property Trust (a)...........   6,424,353       10,977,711
Commonwealth Property Office Fund (a)...   6,354,276        5,543,277
Dexus Property Group (a)................  17,132,180       13,096,654
Goodman Group...........................  21,738,184       12,414,402
GPT Group...............................  36,162,620       19,676,328
ING Industrial Fund (a)(b)..............   9,141,941        3,946,467
ING Office Fund.........................   9,446,667        5,437,351
Macquarie CountryWide Trust (a).........   5,421,375        2,852,293
Macquarie Office Trust (a)..............  17,586,540        4,903,102
Westfield Group.........................   8,482,606       95,665,563
                                                       --------------
TOTAL AUSTRALIA.........................                  179,249,595
                                                       --------------
AUSTRIA -- 2.3%
Atrium European Real Estate, Ltd. ......     783,745        5,285,044
CA Immobilien Anlagen AG (a)(b).........     306,109        3,469,598
IMMOEAST AG (a)(b)......................   1,474,580        8,145,261
Immofinanz AG (a)(b)....................   1,585,158        5,685,760
                                                       --------------
TOTAL AUSTRIA...........................                   22,585,663
                                                       --------------
BELGIUM -- 1.1%
Befimmo S.C.A. .........................      53,141        4,711,879
Cofinimmo...............................      42,748        6,048,013
                                                       --------------
TOTAL BELGIUM...........................                   10,759,892
                                                       --------------
CANADA -- 7.7%
Artis REIT..............................      71,533          776,502
Boardwalk REIT..........................      92,422        3,266,309
Brookfield Asset Management, Inc.
  (Class A).............................   1,996,922       44,553,828
Calloway REIT...........................     158,079        2,941,881
Canadian Apartment Properties REIT......     129,772        1,740,444
Canadian REIT...........................     126,331        3,268,085
Chartwell Seniors Housing REIT..........     243,504        1,632,883
Extendicare REIT........................     132,489        1,203,124
First Capital Realty, Inc. (a)..........     139,413        2,880,418
H&R REIT................................     281,563        4,149,519
Primaris Retail REIT....................     119,205        1,835,235
RioCan REIT.............................     448,006        8,482,777
                                                       --------------
TOTAL CANADA............................                   76,731,005
                                                       --------------
CHINA -- 3.6%
Hong Kong Land Holdings, Ltd. (a).......   4,767,000       23,596,650
Kerry Properties, Ltd. .................   2,405,670       12,254,753
                                                       --------------
TOTAL CHINA.............................                   35,851,403
                                                       --------------
FRANCE -- 11.6%
Fonciere des Regions (a)................      95,365        9,766,557
Gecina SA...............................      81,538        8,907,357
Klepierre (a)...........................     342,242       13,940,381
SILIC (a)...............................      33,248        4,054,716
Unibail-Rodamco SE......................     355,617       78,420,991
                                                       --------------
TOTAL FRANCE............................                  115,090,002
                                                       --------------
GERMANY -- 0.2%
IVG Immobilien AG (b)...................     291,049        2,234,065
                                                       --------------
HONG KONG -- 8.8%
Champion REIT...........................   6,813,319        2,899,640
GZI REIT................................   2,820,000        1,069,222
Hang Lung Group, Ltd. ..................   3,264,808       16,273,409
Hang Lung Properties, Ltd. .............   7,133,755       28,152,115
Hysan Development Co., Ltd. ............   2,378,893        6,764,799
Prosperity REIT.........................   4,384,000          751,958
The Link REIT...........................   8,446,925       21,591,046
Wheelock & Co., Ltd. ...................   3,222,545        9,891,163
                                                       --------------
TOTAL HONG KONG.........................                   87,393,352
                                                       --------------
ITALY -- 0.1%
Beni Stabili SpA (a)....................   1,493,447        1,232,065
                                                       --------------
JAPAN -- 17.1%
Aeon Mall Co., Ltd. (a).................     310,640        5,986,231
DA Office Investment Corp. (a)..........       1,002        2,128,961
Daibiru Corp. ..........................     223,300        1,597,484
Frontier Real Estate Investment
  Corp. (a).............................         567        4,019,765
Fukuoka REIT Corp. .....................         353        1,842,827
Global One REIT (a).....................         377        2,547,215
Hankyu REIT, Inc. ......................         333        1,269,832
Heiwa Real Estate Co., Ltd. ............     580,500        1,858,198
Japan Excellent, Inc. ..................         547        2,426,672
Japan Hotel and Resort, Inc. ...........         299          415,282
Japan Office Investment Corp. (a).......         580          566,948
Japan Prime Realty Investment Corp. ....       2,418        5,002,490
Japan Real Estate Investment Corp. .....       1,907       14,011,365
Japan Retail Fund Investment Corp. (a)..       1,506        6,745,819
Kenedix Realty Investment Corp. ........         910        2,482,840
Mitsui Fudosan Co., Ltd. ...............   3,430,000       57,403,083
Mori Hills REIT Investment Corp. .......         388        1,188,236
Mori Trust Sogo REIT, Inc. (a)..........         437        3,515,903
Nippon Building Fund, Inc. .............       2,103       15,948,418
Nippon Commercial Investment Corp. (a)..       1,004        1,461,324
Nippon Residential Investment
  Corp. (a).............................         967        2,355,826
Nomura Real Estate Office Fund, Inc. ...       1,130        6,117,622
NTT Urban Development Corp. (a).........       4,233        2,800,932
Orix JREIT, Inc. .......................         975        4,838,606
Premier Investment Co. .................         513        1,675,192
Shoei Co., Ltd. (a).....................     142,290        1,079,078
TOC Co., Ltd. ..........................     376,200        1,422,444
Tokyu Land Corp. (a)....................   1,782,000        6,546,474
Tokyu REIT, Inc. (a)....................         660        3,530,587
Top REIT, Inc. .........................         604        2,679,542
United Urban Investment Corp. ..........         779        4,100,220
                                                       --------------
TOTAL JAPAN.............................                  169,565,416
                                                       --------------
NETHERLANDS -- 3.1%
Corio NV................................     297,652       20,366,297
Eurocommercial Properties NV............     136,684        5,647,888
VastNed Retail NV.......................      71,195        4,681,906
                                                       --------------
TOTAL NETHERLANDS.......................                   30,696,091
                                                       --------------
NEW ZEALAND -- 0.7%
AMP NZ Office Trust (a).................   3,005,779        1,662,238
Goodman Property Trust (a)..............   2,440,685        1,900,282

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                      ----------   --------------
ING Property Trust (a)..................   2,119,133   $    1,249,010
Kiwi Income Property Trust (a)..........   3,224,857        2,440,430
                                                       --------------
TOTAL NEW ZEALAND.......................                    7,251,960
                                                       --------------
SINGAPORE -- 7.1%
Ascendas REIT (a).......................   5,061,773        8,003,943
Cambridge Industrial Trust..............   2,720,074          871,850
CapitaCommercial Trust..................   6,270,769        5,225,827
CapitaLand, Ltd. (a)....................   9,747,999       29,161,719
CapitaMall Trust........................   7,838,717       10,049,995
Frasers Commercial Trust (a)............   9,908,496          988,062
Guocoland, Ltd. ........................     951,000        1,537,640
Mapletree Logistics Trust...............   4,233,000        2,366,826
Singapore Land, Ltd. ...................     508,000        2,377,264
Starhill Global REIT (a)................   3,930,000        1,469,604
Suntec REIT (a).........................   6,370,388        6,125,591
United Industrial Corp., Ltd. ..........   1,539,000        2,291,043
                                                       --------------
TOTAL SINGAPORE.........................                   70,469,364
                                                       --------------
SOUTH AFRICA -- 0.7%
Capital Property Fund...................   1,402,186        1,351,963
Fountainhead Property Trust.............   3,882,426        3,321,580
SA Corporate Real Estate Fund...........   3,107,160        1,101,299
Sycom Property Fund.....................     387,347        1,015,216
                                                       --------------
TOTAL SOUTH AFRICA......................                    6,790,058
                                                       --------------
SPAIN -- 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)............      35,998               --
                                                       --------------
SWEDEN -- 1.4%
Castellum AB (a)........................     625,534        6,351,622
Fabege AB (a)...........................     571,514        3,617,937
Kungsleden AB...........................     532,063        3,666,265
                                                       --------------
TOTAL SWEDEN............................                   13,635,824
                                                       --------------
SWITZERLAND -- 2.0%
PSP Swiss Property AG (a)(b)............     164,406        9,303,749
Swiss Prime Site AG (b).................     194,098       10,890,142
                                                       --------------
TOTAL SWITZERLAND.......................                   20,193,891
                                                       --------------
UNITED KINGDOM -- 14.0%
Big Yellow Group PLC (b)................     367,135        2,098,751
British Land Co. PLC....................   3,394,235       26,309,647
Derwent London PLC......................     392,931        8,375,719
Grainger PLC............................   1,614,631        3,337,453
Great Portland Estates PLC..............   1,218,763        5,650,467
Hammerson PLC...........................   2,716,479       18,599,621
Land Securities Group PLC...............   2,983,709       33,004,937
Liberty International PLC (a)...........   2,239,726       18,626,618
Segro PLC...............................   2,862,126       15,927,070
Shaftesbury PLC (a).....................     879,377        5,589,360
Workspace Group PLC.....................   3,079,836        1,156,332
                                                       --------------
TOTAL UNITED KINGDOM....................                  138,675,975
                                                       --------------
TOTAL COMMON STOCKS --
  (Cost $1,204,251,302).................                  988,405,621
                                                       --------------
SHORT TERM INVESTMENTS -- 6.9%
UNITED STATES -- 6.9%
MONEY MARKET FUNDS -- 6.9%
State Street Institutional Liquid
  Reserves Fund (f).....................     158,507          158,507
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  67,954,979       67,954,979
                                                       --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $68,113,486)....................                   68,113,486
                                                       --------------
TOTAL INVESTMENTS -- 106.5%
  (Cost $1,272,364,788).................                1,056,519,107
OTHER ASSETS AND
  LIABILITIES -- (6.5)%.................                  (64,596,665)
                                                       --------------
NET ASSETS -- 100.0%....................               $  991,922,442
                                                       ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Company has filed for insolvency.
(e) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(g)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Retail REIT's.........................       37.6%
Real Estate Management & Development..       32.4
Diversified REIT's....................       14.1
Office REIT's.........................       11.2
Industrial REIT's.....................        3.1
Residential REIT's....................        0.7
Specialized REIT's....................        0.5
Short Term Investments................        6.9
Other Assets & Liabilities............       (6.5)
                                            -----
TOTAL.................................      100.0%
                                            -----




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs except for Martinsa-Fadesa
      SA, which was Level 3 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 1.7%
AGL Energy, Ltd. .......................      25,907   $    327,590
Asciano Group (b).......................     169,216        276,976
Macquarie Infrastructure Group..........     133,896        160,760
Transurban Group (a)....................      75,360        375,474
                                                       ------------
TOTAL AUSTRALIA.........................                  1,140,800
                                                       ------------
BRAZIL -- 1.0%
Centrais Eletricas Brasileiras SA ADR...      15,258        318,079
Companhia Energetica de Minas Gerais
  ADR (a)...............................      20,092        362,861
                                                       ------------
TOTAL BRAZIL............................                    680,940
                                                       ------------
CANADA -- 4.3%
Enbridge, Inc. (a)......................      21,720      1,007,530
Fortis, Inc. (a)........................       9,993        273,381
TransAlta Corp. (a).....................      12,664        283,637
TransCanada Corp. (a)...................      39,295      1,356,499
                                                       ------------
TOTAL CANADA............................                  2,921,047
                                                       ------------
FINLAND -- 1.0%
Fortum Oyj..............................      25,836        703,183
                                                       ------------
FRANCE -- 8.7%
Electricite de France...................      15,126        901,936
GDF Suez (a)............................      95,519      4,150,432
Veolia Environnement....................      27,134        900,267
                                                       ------------
TOTAL FRANCE............................                  5,952,635
                                                       ------------
GERMANY -- 10.4%
E.ON AG.................................     116,291      4,876,979
RWE AG..................................      22,806      2,223,711
                                                       ------------
TOTAL GERMANY...........................                  7,100,690
                                                       ------------
HONG KONG -- 2.8%
CLP Holdings, Ltd. .....................     105,500        713,624
Hong Kong & China Gas Co., Ltd. ........     284,320        715,012
HongKong Electric Holdings, Ltd. .......      93,000        506,136
                                                       ------------
TOTAL HONG KONG.........................                  1,934,772
                                                       ------------
ITALY -- 5.9%
A2A SpA.................................      90,429        190,203
Atlantia SpA............................      24,374        638,213
Enel SpA................................     407,267      2,365,059
Snam Rete Gas SpA.......................      97,844        487,124
Terna -- Rete Elettrica Nationale SpA...      86,875        373,932
                                                       ------------
TOTAL ITALY.............................                  4,054,531
                                                       ------------
JAPAN -- 9.0%
Chubu Electric Power Co., Inc. (a)......      34,070        812,454
Electric Power Development Co.,
  Ltd. (a)..............................       9,600        272,238
Hokkaido Electric Power Co., Inc. (a)...       9,300        168,728
Hokuriku Electric Power Co. (a).........       9,500        206,644
Kyushu Electric Power Co., Inc. ........      20,609        423,714
Osaka Gas Co., Ltd. ....................      94,000        317,052
Shikoku Electric Power Co., Inc. (a)....      10,326        266,205
The Chugoku Electric Power Co.,
  Inc. (a)..............................      16,100        306,971
The Kansai Electric Power Co.,
  Inc. (a)..............................      41,929        945,818
The Tokyo Electric Power Co., Inc. .....      58,927      1,478,001
Tohoku Electric Power Co., Inc. ........      22,200        438,778
Tokyo Gas Co., Ltd. ....................     119,000        474,236
                                                       ------------
TOTAL JAPAN.............................                  6,110,839
                                                       ------------
PORTUGAL -- 1.4%
Brisa Auto- Estradas de Portugal SA.....      26,026        268,107
EDP -- Energias de Portugal SA..........     159,123        709,561
                                                       ------------
TOTAL PORTUGAL..........................                    977,668
                                                       ------------
SOUTH KOREA -- 0.6%
Korea Electric Power Corp. ADR (b)......      29,654        431,169
                                                       ------------
SPAIN -- 6.4%
Abertis Infraestructuras SA (a).........      20,397        460,039
Enagas (a)..............................      10,348        229,012
Gas Natural SDG SA (a)..................      26,728        578,479
Iberdrola Renovables SA (a).............      48,828        232,586
Iberdrola SA............................     299,586      2,866,971
                                                       ------------
TOTAL SPAIN.............................                  4,367,087
                                                       ------------
UNITED KINGDOM -- 7.7%
Centrica PLC............................     296,072      1,343,971
Drax Group PLC..........................      21,783        145,911
International Power PLC.................      88,011        439,307
National Grid PLC.......................     142,162      1,558,781
Pennon Group PLC........................      20,186        175,211
Scottish & Southern Energy PLC..........      53,432      1,001,764
Severn Trent PLC........................      13,944        244,540
United Utilities Group PLC..............      39,076        312,796
                                                       ------------
TOTAL UNITED KINGDOM....................                  5,222,281
                                                       ------------
UNITED STATES -- 38.7%
Allegheny Energy, Inc. .................      10,022        235,317
Alliant Energy Corp. (a)................       6,487        196,297
Ameren Corp. (a)........................      13,744        384,145
American Electric Power Co., Inc. ......      27,673        962,744
American Tower Corp. (Class A) (b)......      23,390      1,010,682
Aqua America, Inc. (a)..................       8,191        143,424
Calpine Corp. (a)(b)....................      19,200        211,200
CenterPoint Energy, Inc. ...............      22,604        327,984
CMS Energy Corp. (a)....................      13,486        211,191
Consolidated Edison, Inc. (a)...........      16,220        736,875
Constellation Energy Group, Inc. .......      11,554        406,354
Crown Castle International
  Corp. (a)(b)..........................      16,789        655,442
Dominion Resources, Inc. (a)............      34,278      1,334,100
DTE Energy Co. (a)......................       9,498        414,018
Duke Energy Corp. (a)...................      75,255      1,295,138
Edison International....................      18,905        657,516
El Paso Corp. ..........................      40,427        397,397
Entergy Corp. ..........................      11,005        900,649
EQT Corp. (a)...........................       7,644        335,724
Exelon Corp. ...........................      38,305      1,871,965
FirstEnergy Corp. (a)...................      17,675        821,004
FPL Group, Inc. (a).....................      23,754      1,254,686
Integrys Energy Group, Inc. (a).........       4,416        185,428
Kinder Morgan Management, LLC (b).......       4,904        267,955
Mirant Corp. (a)(b).....................       8,568        130,833
National Fuel Gas Co. (a)...............       4,753        237,650
NiSource, Inc. (a)......................      16,074        247,218
Northeast Utilities.....................      10,110        260,737
NRG Energy, Inc. (b)....................      14,875        351,199
NSTAR (a)...............................       6,241        229,669

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
ONEOK, Inc. (a).........................       6,208   $    276,691
Pepco Holdings, Inc. (a)................      13,040        219,724
PG&E Corp. (a)..........................      21,539        961,716
Pinnacle West Capital Corp. (a).........       5,861        214,395
PPL Corp. (a)...........................      21,793        704,132
Progress Energy, Inc. ..................      16,172        663,214
Public Service Enterprise Group,
  Inc. (a)..............................      29,573        983,302
SBA Communications Corp. (Class
  A) (a)(b).............................       6,862        234,406
SCANA Corp. (a).........................       7,170        270,166
Sempra Energy (a).......................      14,343        802,921
Spectra Energy Corp. ...................      37,319        765,413
The AES Corp. (b).......................      38,407        511,197
The Southern Co. (a)....................      46,204      1,539,517
The Williams Cos., Inc. ................      34,006        716,846
Wisconsin Energy Corp. (a)..............       6,901        343,877
Xcel Energy, Inc. (a)...................      26,467        561,630
                                                       ------------
TOTAL UNITED STATES.....................                 26,443,688
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $86,688,904)....................                 68,041,330
                                                       ------------
SHORT TERM INVESTMENTS -- 20.2%
UNITED STATES -- 20.2%
MONEY MARKET FUNDS -- 20.2%
State Street Institutional Liquid
  Reserves Fund (c).....................      95,693         95,693
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  13,676,683     13,676,683
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,772,376)....................                 13,772,376
                                                       ------------
TOTAL INVESTMENTS -- 119.8%
  (Cost $100,461,280)(e)................                 81,813,706
OTHER ASSETS AND
  LIABILITIES -- (19.8)%................                (13,516,052)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 68,297,654
                                                       ============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(d)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Electric Utilities....................       48.4%
Multi- Utilities......................       28.1
Oil, Gas & Consumable Fuels...........        6.6
Gas Utilities.........................        5.3
Independent Power Producers & Energy
  Traders.............................        4.4
Transportation Infrastructure.........        2.8
Wireless Telecommunication Services...        2.8
Water Utilities.......................        0.8
Road & Rail...........................        0.4
Short Term Investments................       20.2
Other Assets & Liabilities............      (19.8)
                                            -----
TOTAL.................................      100.0%
                                            -----




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
COMMON STOCKS -- 99.8%
AUSTRALIA -- 6.1%
Alumina, Ltd. (a)(b)....................     208,449   $    344,942
Amcor, Ltd. ............................      86,149        482,689
AMP, Ltd. (a)...........................      61,376        373,694
Australia & New Zealand Banking
  Group, Ltd. ..........................      41,595        855,906
BHP Billiton, Ltd. .....................      91,280      3,539,836
BlueScope Steel, Ltd. ..................     129,632        362,578
Boral, Ltd. ............................     107,399        574,706
Brambles, Ltd. .........................      48,384        295,026
CFS Retail Property Trust (a)...........     148,426        253,625
Coca-Cola Amatil, Ltd. .................      63,434        657,779
Commonwealth Bank of Australia..........      32,004      1,578,737
CSL, Ltd. ..............................      19,081        557,545
Fortescue Metals Group, Ltd. (b)........      57,119        228,083
Foster's Group, Ltd. ...................      76,570        378,748
Insurance Australia Group, Ltd. ........      71,599        259,502
Lend Lease Corp., Ltd. .................      57,687        532,816
Macquarie Group, Ltd. ..................      16,833        732,716
Macquarie Infrastructure Group..........     262,944        315,699
National Australia Bank, Ltd. ..........      41,035      1,011,192
Newcrest Mining, Ltd. ..................      16,227        515,597
Origin Energy, Ltd. ....................      52,293        791,040
OZ Minerals, Ltd. (b)...................     292,241        310,136
Perpetual, Ltd. ........................      12,719        424,381
Qantas Airways, Ltd. ...................     166,734        448,357
QBE Insurance Group, Ltd. (a)...........      22,630        521,019
Rio Tinto, Ltd. ........................       8,742        588,794
Santos, Ltd. ...........................      47,586        603,002
Sonic Healthcare, Ltd. .................      24,487        338,484
Suncorp-Metway, Ltd. ...................      60,564        473,329
Toll Holdings, Ltd. ....................      66,881        525,706
Transurban Group (a)....................      55,892        278,476
Wesfarmers, Ltd. .......................         237          6,665
Wesfarmers, Ltd. PPS....................      12,190        342,048
Westfield Group.........................      37,970        428,220
Westpac Banking Corp. ..................      45,489      1,035,037
Woodside Petroleum, Ltd. ...............      18,735        795,288
Woolworths, Ltd. .......................      32,462        817,452
                                                       ------------
TOTAL AUSTRALIA.........................                 22,578,850
                                                       ------------
AUSTRIA -- 0.4%
Erste Group Bank AG.....................      13,244        495,188
OMV AG..................................       6,710        295,554
Raiffeisen International Bank-Holding
  AG (a)................................       8,952        507,333
Telekom Austria AG......................      13,716        195,806
                                                       ------------
TOTAL AUSTRIA...........................                  1,493,881
                                                       ------------
BELGIUM -- 0.7%
Anheuser-Busch InBev NV.................      14,624        763,632
Anheuser-Busch InBev NV -- VVPR
  Strip (b).............................       8,694             62
Delhaize Group..........................       3,024        232,640
Dexia SA (b)............................      41,790        267,413
Fortis (b)..............................     106,058        399,133
Fortis VVPR Strip (b)...................       5,332             15
KBC Groep NV (b)........................       8,680        378,279
Solvay SA...............................       2,681        290,608
UCB SA (a)..............................       4,513        189,200
                                                       ------------
TOTAL BELGIUM...........................                  2,520,982
                                                       ------------
BRAZIL -- 3.4%
Banco Bradesco SA ADR (a)...............      50,693      1,108,656
Companhia de Bebidas das Americas
  Preference Shares ADR (a).............       8,566        865,937
Companhia Energetica de Minas Gerais
  ADR (a)...............................      43,042        777,339
Companhia Siderurgica Nacional SA
  ADR (a)...............................      21,206        677,108
Gerdau SA ADR (a).......................      47,679        811,973
Itau Unibanco Banco Holding SA ADR (a)..      86,561      1,977,053
Petroleo Brasileiro SA Preference
  Shares ADR............................      78,626      3,332,956
Tele Norte Leste Participacoes SA
  ADR (a)...............................      17,053        365,275
Vale SA ADR (a).........................      99,484      2,469,193
                                                       ------------
TOTAL BRAZIL............................                 12,385,490
                                                       ------------
CANADA -- 7.2%
Agnico-Eagle Mines, Ltd. (a)............       3,040        165,056
Agrium, Inc. ...........................       4,975        310,454
Bank of Montreal (a)....................      16,578        883,180
Bank of Nova Scotia.....................      24,795      1,164,124
Barrick Gold Corp. .....................      26,425      1,045,052
Brookfield Asset Management, Inc.
  (Class A).............................      16,757        373,870
Brookfield Properties Corp. ............      28,043        342,396
Cameco Corp. ...........................      11,222        363,202
Canadian Imperial Bank of Commerce (a)..      10,167        660,925
Canadian National Railway Co. ..........      15,131        827,597
Canadian Natural Resources, Ltd. .......      15,381      1,115,044
Canadian Pacific Railway, Ltd. (a)......       6,690        362,403
Canadian Tire Corp., Ltd. (Class A).....       4,989        273,637
Cenovus Energy, Inc. ...................      21,034        531,694
Enbridge, Inc. (a)......................      13,686        634,855
EnCana Corp. ...........................      22,173        721,439
Enerplus Resources Fund.................       8,809        203,430
Gildan Activewear, Inc. (a)(b)..........      11,733        287,631
Goldcorp, Inc. .........................      20,736        817,889
Husky Energy, Inc. (a)..................      11,343        325,461
IGM Financial, Inc. (a).................       9,474        383,262
Imperial Oil, Ltd. .....................      12,723        493,458
Kinross Gold Corp. .....................      13,669        252,557
Loblaw Co., Ltd. (a)....................       9,048        292,408
Manulife Financial Corp. (a)............      39,861        734,977
National Bank of Canada (a).............       8,630        495,895
Nexen, Inc. ............................      11,000        264,625
Onex Corp. .............................      15,257        343,459
Penn West Energy Trust..................      12,063        213,448
Potash Corp. of Saskatchewan, Inc. .....       8,704        949,731
Research In Motion, Ltd. (b)............      14,049        951,877
Rogers Communications, Inc. (Class
  B) (a)................................      13,512        421,336
Royal Bank of Canada (a)................      32,054      1,724,468
Shaw Communications, Inc. (a)...........      14,477        299,248
Shoppers Drug Mart Corp. (a)............       9,090        393,740
SNC-Lavalin Group, Inc. (a).............      11,922        613,983

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Sun Life Financial, Inc. (a)............      16,093   $    464,361
Suncor Energy, Inc. ....................      33,305      1,182,123
Talisman Energy, Inc. ..................      35,442        665,668
Teck Resources, Ltd. (Class B) (b)......      20,091        705,633
TELUS Corp. (Non-Voting)................       7,337        229,205
Thomson Reuters Corp. (a)...............      16,000        518,148
TMX Group, Inc. (a).....................       6,944        219,445
Toronto-Dominion Bank (a)...............      19,950      1,255,212
TransAlta Corp. (a).....................      17,308        387,649
TransCanada Corp. (a)...................      16,452        567,938
                                                       ------------
TOTAL CANADA............................                 26,433,193
                                                       ------------
CHILE -- 0.4%
Empresa Nacional de Electricidad
  SA ADR................................      14,710        739,472
Enersis SA ADR..........................      28,651        654,962
                                                       ------------
TOTAL CHILE.............................                  1,394,434
                                                       ------------
CHINA -- 2.2%
Bank of China, Ltd. ....................   1,612,760        873,555
Bank of Communications Co., Ltd. .......     289,000        335,810
China Construction Bank Corp. ..........   1,212,000      1,042,557
China COSCO Holdings Co., Ltd. .........     283,500        349,163
China Huiyuan Juice Group, Ltd. ........     148,000        105,359
China Life Insurance Co., Ltd. .........     230,000      1,137,535
China Petroleum & Chemical Corp. .......     588,000        523,994
China Shenhua Energy Co., Ltd. .........      56,500        276,888
China Telecom Corp., Ltd. ..............     680,000        284,135
Huaneng Power International, Inc. ......     472,000        267,225
Industrial & Commercial Bank of China...   1,144,000        950,131
PetroChina Co., Ltd. ...................     572,000        687,517
Ping An Insurance Group Co. of
  China, Ltd. ..........................      57,000        499,868
Tencent Holdings, Ltd. .................      22,800        495,457
Zijin Mining Group Co., Ltd. ...........     352,000        336,836
                                                       ------------
TOTAL CHINA.............................                  8,166,030
                                                       ------------
DENMARK -- 0.7%
A P Moller -- Maersk A/S................          57        402,256
Danske Bank A/S (b).....................      23,467        533,932
DSV A/S (a)(b)..........................      15,083        273,377
Novo-Nordisk A/S (Class B)..............      14,114        903,514
Vestas Wind Systems A/S (b).............       6,269        383,181
                                                       ------------
TOTAL DENMARK...........................                  2,496,260
                                                       ------------
FINLAND -- 1.1%
Elisa Oyj...............................       9,648        220,926
Fortum Oyj..............................      14,371        391,138
Kesko Oyj (Class B) (a).................       5,789        191,697
Kone Oyj (Class B)......................      10,624        456,674
Metso Oyj...............................      13,036        460,664
Neste Oil Oyj (a).......................       9,216        164,225
Nokia Oyj...............................      33,483        428,514
Outokumpu Oyj...........................      16,765        318,950
Sampo Oyj (Class A).....................      15,351        374,863
Stora Enso Oyj (b)......................      39,128        273,958
UPM-Kymmene Oyj.........................      24,688        294,703
Wartsila Oyj (a)........................       9,230        371,724
YIT Oyj.................................           1             21
                                                       ------------
TOTAL FINLAND...........................                  3,948,057
                                                       ------------
FRANCE -- 7.1%
Accor SA................................       6,925        380,038
Air France-KLM (b)......................      17,744        280,040
Air Liquide SA..........................       7,201        857,835
Alcatel-Lucent (a)(b)...................     138,799        474,356
Alstom SA...............................       6,170        434,299
AXA.....................................      38,042        902,765
BNP Paribas.............................      23,231      1,863,184
Bouygues SA.............................       6,585        344,137
Cap Gemini SA...........................       4,542        208,337
Carrefour SA............................      16,638        801,123
Credit Agricole SA (a)..................      21,024        372,829
Danone SA...............................      15,653        961,882
Essilor International SA (a)............       9,576        573,610
France Telecom SA.......................      49,942      1,248,933
GDF Suez (a)............................      28,430      1,235,323
Hermes International (a)................       2,796        374,318
L'Oreal SA..............................       7,805        873,461
Lagardere SCA...........................       5,246        213,833
LVMH Moet Hennessy Louis Vuitton
  SA (a)................................       6,361        715,330
Neopost SA (a)..........................       2,393        198,001
Pernod -- Ricard SA (a).................       5,384        462,786
Peugeot SA (b)..........................      12,079        410,122
PPR (a).................................       3,992        482,486
Publicis Groupe (a).....................       6,896        281,980
Renault SA (b)..........................      12,285        638,057
Sanofi-Aventis..........................      26,260      2,074,469
Schneider Electric SA...................       6,397        750,584
Societe Generale........................      16,271      1,142,728
Sodexo..................................       4,093        234,104
Technip SA..............................       4,258        301,793
Total SA (a)............................      54,762      3,536,031
Unibail-Rodamco SE......................       1,878        414,138
Vallourec SA (a)........................       1,229        224,028
Veolia Environnement....................       9,064        300,731
Vinci SA (a)............................      13,342        755,551
Vivendi.................................      33,878      1,010,771
                                                       ------------
TOTAL FRANCE............................                 26,333,993
                                                       ------------
GERMANY -- 5.6%
Adidas AG...............................       9,055        490,695
Allianz SE..............................      11,863      1,483,330
BASF SE.................................      24,252      1,512,214
Bayer AG................................      19,427      1,559,766
Commerzbank AG (a)(b)...................      49,244        415,792
Daimler AG..............................      24,463      1,306,708
Deutsche Bank AG........................      14,704      1,042,591
Deutsche Boerse AG......................       6,992        581,842
Deutsche Lufthansa AG...................      10,781        181,749
Deutsche Post AG........................      28,783        556,882
Deutsche Telekom AG.....................      81,082      1,197,060
E.ON AG.................................      47,987      2,012,465
Fresenius Medical Care AG & Co. KGaA....       8,093        428,926
Linde AG................................       3,804        459,327
MAN AG..................................       4,203        328,287
Merck KGaA..............................       2,974        278,034
Metro AG................................       5,304        323,954
Muenchener Rueckversicherungs
  Gesellschaft AG.......................       5,997        935,017

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
RWE AG..................................      13,517   $  1,317,982
Salzgitter AG...........................       1,761        172,920
SAP AG..................................      25,305      1,198,109
Siemens AG..............................      21,732      2,002,066
ThyssenKrupp AG (a).....................      10,553        399,720
TUI AG (a)(b)...........................      29,215        244,791
Volkswagen AG (a).......................       2,978        328,997
                                                       ------------
TOTAL GERMANY...........................                 20,759,224
                                                       ------------
GREECE -- 0.3%
Hellenic Telecommunications Organization
  SA ADR (a)............................      34,834        261,952
National Bank of Greece SA ADR (a)......     167,868        874,592
                                                       ------------
TOTAL GREECE............................                  1,136,544
                                                       ------------
HONG KONG -- 3.4%
Bank of East Asia, Ltd. ................     184,611        734,487
Cheung Kong Holdings, Ltd. .............      58,000        750,240
China Merchants Holdings International
  Co., Ltd. ............................     113,471        369,503
China Mobile, Ltd. .....................     173,500      1,630,048
China Overseas Land &
  Investment, Ltd. .....................     118,000        249,573
China Resources Enterprise..............     118,000        431,426
Citic Pacific, Ltd. ....................     118,000        318,053
CNOOC, Ltd. ............................     520,217        818,495
COSCO Pacific, Ltd. ....................     228,594        292,742
Esprit Holdings, Ltd. ..................      46,121        307,808
Hang Lung Properties, Ltd. .............     118,000        465,666
Henderson Land Development Co., Ltd. ...      59,000        444,361
Hong Kong & China Gas Co., Ltd. ........     286,420        720,293
Hong Kong Exchanges and
  Clearing, Ltd. .......................      45,600        819,783
Hutchison Whampoa, Ltd. ................      57,000        392,543
Li & Fung, Ltd. ........................     118,000        490,776
Mongolia Energy Co., Ltd. (b)...........     347,000        178,108
New World Development Co., Ltd. ........     345,649        711,442
Pacific Basin Shipping, Ltd. ...........     104,000         75,512
Shangri-La Asia, Ltd. ..................     118,000        222,181
Sun Hung Kai Properties, Ltd. ..........      58,000        869,920
Swire Pacific, Ltd. ....................      57,000        690,994
The Link REIT...........................     144,309        368,866
                                                       ------------
TOTAL HONG KONG.........................                 12,352,820
                                                       ------------
HUNGARY -- 0.3%
MOL Hungarian Oil and Gas NyRt (b)......       3,622        326,919
Richter Gedeon NyRt.....................       3,385        771,007
                                                       ------------
TOTAL HUNGARY...........................                  1,097,926
                                                       ------------
INDIA -- 1.8%
Dr. Reddy's Laboratories, Ltd. ADR (a)..      22,883        553,997
HDFC Bank, Ltd. ADR (a).................       8,022      1,043,502
ICICI Bank, Ltd. ADR....................      26,793      1,010,364
Infosys Technologies, Ltd. ADR (a)......      19,967      1,103,576
Reliance Industries, Ltd. GDR (c)(b)....      34,268      1,593,462
Tata Motors, Ltd. ADR (a)...............      78,630      1,325,702
                                                       ------------
TOTAL INDIA.............................                  6,630,603
                                                       ------------
INDONESIA -- 0.5%
Astra International Tbk PT..............     228,000        842,108
Bank Rakyat Indonesia Tbk PT............     794,050        646,565
Telekomunikasi Indonesia Tbk PT.........     323,000        324,891
                                                       ------------
TOTAL INDONESIA.........................                  1,813,564
                                                       ------------
IRELAND -- 0.1%
CRH PLC.................................       6,122        166,975
Elan Corp. PLC (b)......................      30,703        185,015
                                                       ------------
TOTAL IRELAND...........................                    351,990
                                                       ------------
ISRAEL -- 0.7%
Bank Hapoalim BM (b)....................     114,244        500,647
Bank Leumi Le-Israel BM (b).............     104,309        480,515
Teva Pharmaceutical Industries, Ltd.
  ADR (a)...............................      26,494      1,488,433
                                                       ------------
TOTAL ISRAEL............................                  2,469,595
                                                       ------------
ITALY -- 2.6%
Assicurazioni Generali SpA..............      27,304        737,262
Atlantia SpA............................      17,046        446,335
Banca Monte dei Paschi di Siena
  SpA (a)...............................     172,670        304,222
Banca Popolare di Milano Scarl..........      45,340        323,956
Enel SpA................................     162,073        941,182
Eni SpA.................................      63,916      1,632,321
Fiat SpA (b)............................      42,315        622,292
Finmeccanica SpA........................      12,960        208,071
Intesa Sanpaolo SpA (b).................     218,861        989,133
Lottomatica SpA (a).....................      17,275        347,738
Mediaset SpA............................      33,081        272,200
Mediobanca SpA (b)......................      18,687        222,935
Pirelli & C. SpA (b)....................     768,797        463,273
Saipem SpA..............................      11,785        407,495
Telecom Italia SpA......................     384,893        600,821
UBI Banca ScpA..........................      27,503        396,177
UniCredit SpA (b).......................     145,804        490,033
                                                       ------------
TOTAL ITALY.............................                  9,405,446
                                                       ------------
JAPAN -- 14.3%
Aeon Co., Ltd. (a)......................      17,200        138,938
Aisin Seiki Co., Ltd. (a)...............      11,300        321,661
Asahi Breweries, Ltd. (a)...............      17,600        323,661
Asahi Glass Co., Ltd. (a)...............      57,000        537,580
Asahi Kasei Corp. ......................      59,000        294,065
Astellas Pharma, Inc. ..................      17,200        639,261
Bridgestone Corp. (a)...................      17,600        307,402
Canon, Inc. ............................      23,000        966,002
Central Japan Railway Co. ..............          57        380,837
Chubu Electric Power Co., Inc. (a)......      23,400        558,011
Credit Saison Co., Ltd. (a).............      16,900        189,523
Daiichi Sankyo Co., Ltd. ...............      23,500        491,987
Daikin Industries, Ltd. (a).............      17,200        676,212
Daiwa Securities Group, Inc. ...........      57,000        284,709
Denso Corp. ............................      11,800        352,371
East Japan Railway Co. .................      11,500        725,120
Eisai Co., Ltd. (a).....................       5,900        216,746
Electric Power Development Co.,
  Ltd. (a)..............................       5,900        167,313
Elpida Memory, Inc. (b).................      23,200        375,307
Fanuc, Ltd. (a).........................       5,700        528,396
FUJIFILM Holdings Corp. ................      17,100        512,477
Fujitsu, Ltd. (a).......................      59,000        377,722

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Hankyu Hanshin Holdings, Inc. (a).......      59,000   $    262,377
Haseko Corp. (a)(b).....................      75,500         53,526
Hitachi, Ltd. (a)(b)....................     117,000        356,926
Hokuhoku Financial Group, Inc. (a)......     118,000        239,562
Honda Motor Co., Ltd. (a)...............      40,500      1,352,973
Hoya Corp. .............................      11,800        311,811
Inpex Holdings, Inc. ...................          57        429,207
Itochu Corp. ...........................      57,000        417,573
Japan Real Estate Investment Corp. (a)..          57        418,798
Japan Retail Fund Investment Corp. (a)..          59        264,278
Japan Tobacco, Inc. ....................         114        383,286
JFE Holdings, Inc. (a)..................      17,200        674,365
JS Group Corp. .........................      11,500        197,524
JSR Corp. (a)...........................      11,800        238,294
Kajima Corp. ...........................      59,000        118,513
Kamigumi Co., Ltd. .....................      57,000        415,737
KDDI Corp. .............................          59        312,444
Keihin Electric Express Railway Co.,
  Ltd. (a)..............................      58,423        429,253
Kintetsu Corp. (a)......................     117,000        387,088
Kobe Steel, Ltd. (a)(b).................     118,000        212,944
Komatsu, Ltd. ..........................      28,500        592,073
Konica Minolta Holdings, Inc. ..........      29,500        301,670
Kubota Corp. (a)........................      57,000        520,436
Kyocera Corp. ..........................       5,700        500,231
Makita Corp. ...........................       5,700        194,092
Marubeni Corp. (a)......................      56,000        307,385
Marui Group Co., Ltd. (a)...............      35,300        216,513
Mitsubishi Chemical Holdings Corp. .....      59,000        249,702
Mitsubishi Corp. .......................      40,200        995,338
Mitsubishi Electric Corp. (b)...........      57,000        419,410
Mitsubishi Estate Co., Ltd. ............      57,618        914,758
Mitsubishi Heavy Industries, Ltd. (a)...     117,000        409,711
Mitsubishi Rayon Co., Ltd. (a)..........      56,000        224,373
Mitsubishi UFJ Financial Group, Inc. ...     225,300      1,093,889
Mitsui & Co., Ltd. .....................      57,300        806,921
Mitsui Chemicals, Inc. (a)..............      59,000        152,103
Mitsui Mining & Smelting Co., Ltd. (b)..     113,000        291,315
Mitsui Sumitomo Insurance Group
  Holdings, Inc. .......................      17,100        434,411
Mizuho Financial Group, Inc. (a)........     309,000        550,986
Murata Manufacturing Co., Ltd. (a)......       5,900        291,530
NEC Corp. (b)...........................      59,000        151,469
Nidec Corp. (a).........................       5,700        522,885
Nippon Mining Holdings, Inc. ...........      59,000        251,603
Nippon Oil Corp. .......................      59,000        272,517
Nippon Steel Corp. (a)..................     172,000        692,841
Nippon Telegraph & Telephone Corp. .....      11,700        458,725
Nippon Yusen KK (a).....................      59,000        180,622
Nissan Motor Co., Ltd. (a)(b)...........      58,800        511,606
Nitto Denko Corp. ......................      11,700        417,251
Nomura Holdings, Inc. ..................      64,100        468,898
NTT Data Corp. .........................          59        183,220
NTT DoCoMo, Inc. .......................         458        637,594
Obayashi Corp. (a)......................      59,000        200,269
ORIX Corp. (a)..........................       6,260        421,614
Osaka Gas Co., Ltd. ....................     117,000        394,629
Panasonic Corp. ........................      58,600        834,040
Resona Holdings, Inc. ..................      17,600        177,333
Rohm Co., Ltd. .........................       5,700        371,040
Secom Co., Ltd. ........................       5,900        280,122
Seven & I Holdings Co., Ltd. ...........      22,900        466,634
Sharp Corp. (a).........................      57,000        714,528
Shin-Etsu Chemical Co., Ltd. ...........      11,700        657,296
Softbank Corp. (a)......................      23,100        538,450
Sompo Japan Insurance, Inc. ............      57,000        363,081
Sony Corp. .............................      28,700        823,127
Sumitomo Chemical Co., Ltd. ............      59,000        256,673
Sumitomo Corp. .........................      29,400        297,805
Sumitomo Electric Industries, Ltd. .....      23,500        290,295
Sumitomo Metal Industries, Ltd. ........     118,000        315,613
Sumitomo Mitsui Financial Group,
  Inc. (a)..............................      17,600        500,048
T&D Holdings, Inc. .....................       5,750        117,291
Takeda Pharmaceutical Co., Ltd. ........      23,000        946,238
TDK Corp. (a)...........................       5,900        358,075
Teijin, Ltd. ...........................     117,000        377,034
Terumo Corp. (a)........................      11,700        703,797
The 77 Bank, Ltd. (a)...................     114,697        607,397
The Bank of Yokohama, Ltd. .............      59,000        267,447
The Chiba Bank, Ltd. (a)................      57,000        339,202
The Furukawa Electric Co., Ltd. (a).....      59,000        244,632
The Joyo Bank, Ltd. (a).................      59,000        235,759
The Kansai Electric Power Co.,
  Inc. (a)..............................      28,600        645,147
The Shizuoka Bank, Ltd. ................      57,000        492,884
The Sumitomo Trust & Banking
  Co., Ltd. ............................      59,000        287,094
The Tokyo Electric Power Co., Inc. .....      41,000      1,028,358
Tokio Marine Holdings, Inc. ............      17,600        478,307
Tokyo Electron, Ltd. ...................       5,900        375,187
Tokyo Gas Co., Ltd. ....................     117,000        466,266
Tokyu Corp. ............................      59,000        234,492
Toppan Printing Co., Ltd. (a)...........      57,000        459,821
Toray Industries, Inc. (a)..............      59,000        318,782
Toshiba Corp. (b).......................      59,000        323,852
Toyota Motor Corp. .....................      69,700      2,904,947
Toyota Tsusho Corp. ....................      16,900        248,158
West Japan Railway Co. .................         117        392,116
Yahoo! Japan Corp. (a)..................         764        228,474
Yamada Denki Co., Ltd. (a)..............       3,450        231,989
Yamaha Corp. ...........................      22,600        270,923
Yamaha Motor Co., Ltd. (a)(b)...........      23,500        294,334
                                                       ------------
TOTAL JAPAN.............................                 52,838,458
                                                       ------------
LUXEMBOURG -- 0.2%
ArcelorMittal (a).......................      19,273        889,839
                                                       ------------
MEXICO -- 1.0%
America Movil SAB de CV (a).............     525,978      1,239,667
Cemex SAB de CV (a)(b)..................     252,360        299,614
Fomento Economico Mexicano SAB de CV....      54,937        264,093
Grupo Financiero Banorte SAB de CV......     122,452        442,521
Grupo Modelo SAB de CV (b)..............      69,851        388,436
Grupo Televisa SA de CV (a).............     108,277        451,424
Telefonos de Mexico SA de CV (a)........     410,769        342,952
Telmex Internacional SAB de CV..........     392,002        348,302
                                                       ------------
TOTAL MEXICO............................                  3,777,009
                                                       ------------

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
NETHERLANDS -- 2.4%
Aegon NV (b)............................      16,415   $    106,923
Akzo Nobel NV (a).......................       8,938        595,024
ASML Holding NV.........................      14,099        485,485
European Aeronautic Defence and Space
  Co. NV (a)............................      13,819        279,260
Heineken NV.............................       7,463        356,186
ING Groep NV (b)........................      72,157        714,337
James Hardie Industries NV (b)..........      72,459        553,911
Koninklijke (Royal) Philips
  Electronics NV........................      34,310      1,017,999
Koninklijke Ahold NV....................      38,288        508,686
Koninklijke DSM NV......................       7,487        370,168
Koninklijke Royal KPN NV................      56,964        967,672
Reed Elsevier NV........................      27,697        341,789
SBM Offshore NV.........................      11,366        224,634
TNT NV..................................      14,601        450,398
Unilever NV (a).........................      47,416      1,547,684
Wolters Kluwer NV.......................      13,035        286,140
                                                       ------------
TOTAL NETHERLANDS.......................                  8,806,296
                                                       ------------
NORWAY -- 0.7%
DnB NOR ASA (b).........................      76,997        836,374
Norsk Hydro ASA (b).....................      54,729        461,475
StatoilHydro ASA........................      27,429        687,529
Telenor ASA (b).........................      22,772        319,497
Yara International ASA..................       5,832        266,220
                                                       ------------
TOTAL NORWAY............................                  2,571,095
                                                       ------------
POLAND -- 0.1%
Telekomunikacja Polska SA GDR (a).......      77,446        448,412
                                                       ------------
PORTUGAL -- 0.3%
Banco Comercial Portugues SA............     238,194        288,777
Portugal Telecom, SGPS SA...............      44,046        538,421
Zon Multimedia Servicos de
  Telecomunicacoes e Multimedia SGPS
  SA (a)................................      39,991        248,902
                                                       ------------
TOTAL PORTUGAL..........................                  1,076,100
                                                       ------------
RUSSIA -- 1.4%
Gazprom OAO ADR.........................      68,264      1,740,732
LUKOIL ADR..............................      17,590      1,007,907
Mechel OAO ADR..........................      28,166        530,084
Mobile TeleSystems ADR..................      10,990        537,301
Tatneft ADR (d).........................      21,769        634,349
Tatneft ADR (d).........................         989         28,820
Vimpel-Communications ADR...............      39,970        743,042
                                                       ------------
TOTAL RUSSIA............................                  5,222,235
                                                       ------------
SINGAPORE -- 1.2%
CapitaLand, Ltd. .......................     117,000        350,012
DBS Group Holdings, Ltd. ...............      58,500        641,690
Fraser and Neave, Ltd. .................     115,000        344,029
Parkway Holdings, Ltd. (a)(b)...........     112,000        232,943
Singapore Exchange, Ltd. (a)............     117,000        694,191
Singapore Press Holdings, Ltd. (a)......     176,000        460,073
Singapore Telecommunications, Ltd. .....     469,000      1,038,919
United Overseas Bank, Ltd. .............      58,000        813,847
                                                       ------------
TOTAL SINGAPORE.........................                  4,575,704
                                                       ------------
SOUTH AFRICA -- 1.4%
Anglo Platinum, Ltd. (b)................       4,642        499,580
AngloGold Ashanti, Ltd. ................      12,226        508,532
Discovery Holdings, Ltd. ...............           1              4
FirstRand, Ltd. ........................     114,937        286,260
Gold Fields, Ltd. ......................      27,830        370,298
Harmony Gold Mining Co., Ltd. ..........      24,289        249,990
Impala Platinum Holdings, Ltd. .........      17,654        486,652
MTN Group, Ltd. ........................      41,770        668,774
Naspers, Ltd. ..........................      12,085        492,344
Sanlam, Ltd. ...........................     113,035        349,217
Sasol, Ltd. ............................      17,970        727,219
Standard Bank Group, Ltd. ..............      36,041        499,227
Telkom SA, Ltd. ........................      19,196         97,626
                                                       ------------
TOTAL SOUTH AFRICA......................                  5,235,723
                                                       ------------
SOUTH KOREA -- 2.9%
Hana Financial Group, Inc. (b)..........      18,670        527,485
Hyundai Development Co. (b).............       9,110        295,328
Hyundai Heavy Industries (b)............       1,741        259,399
Hyundai Mobis (b).......................       4,637        680,931
Hyundai Motor Co. (b)...................       3,826        397,558
KB Financial Group, Inc. (b)............      13,092        671,197
Kia Motors Corp. (b)....................      39,470        679,597
Korea Electric Power Corp. ADR (b)......      16,573        240,971
KT Corp. ADR (a)........................      11,917        200,444
KT&G Corp. .............................       4,530        250,527
LG Electronics, Inc. ...................       4,530        472,655
NHN Corp. (b)...........................       1,589        261,996
POSCO ADR (a)...........................       8,727      1,144,110
Samsung Corp. (b).......................       8,167        393,455
Samsung Electronics Co., Ltd. GDR (c)...       5,732      2,006,200
Samsung Fire & Marine Insurance
  Co., Ltd. ............................       1,678        287,478
Samsung Heavy Industries Co., Ltd. (b)..      12,870        267,463
Samsung Securities Co., Ltd. ...........       5,284        286,780
Shinhan Financial Group Co., Ltd. (b)...      10,214        378,922
Shinsegae Co., Ltd. (b).................         446        205,674
SK Energy Co., Ltd. (b).................       4,067        410,376
SK Holdings Co., Ltd. (b)...............       3,571        272,929
SK Telecom Co., Ltd. ADR (a)............      13,716        223,022
                                                       ------------
TOTAL SOUTH KOREA.......................                 10,814,497
                                                       ------------
SPAIN -- 3.7%
Abertis Infraestructuras SA (a).........      19,431        438,252
Acciona SA..............................       2,279        297,878
Acerinox SA (a).........................      20,385        424,964
ACS, Actividades de Construccion y
  Servicios SA..........................       9,981        498,487
Banco Bilbao Vizcaya Argentaria SA......      65,350      1,193,576
Banco Popular Espanol SA (a)............      55,006        404,859
Banco Santander SA......................     174,419      2,890,358
Ferrovial SA (a)........................      31,428        370,876
Gamesa Corp. Tecnologica SA.............      11,917        201,499
Gas Natural SDG SA (a)..................      18,384        397,888
Iberdrola SA (a)........................     106,105      1,015,401
Indra Sistemas SA (a)...................      24,954        589,313
Industria de Diseno Textil SA...........       9,120        567,754
Mapfre SA (b)...........................       1,261          4,831
Mapfre SA...............................      62,051        260,584

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Repsol YPF SA (a).......................      26,025   $    699,179
Telefonica SA...........................     115,833      3,244,054
                                                       ------------
TOTAL SPAIN.............................                 13,499,753
                                                       ------------
SWEDEN -- 2.0%
Assa Abloy AB (Class B) (a).............      15,374        296,710
Atlas Copco AB (Class B)................      35,364        462,846
Hennes & Mauritz AB (Class B) (a).......      12,960        721,321
Husqvarna AB (Class B) (a)(b)...........      71,304        526,784
Nordea Bank AB (a)......................      91,978        939,090
Sandvik AB (a)..........................      31,671        383,240
Securitas AB (Class B) (a)..............      19,102        187,406
Skandinaviska Enskilda Banken AB (Class
  A) (a)(b).............................      91,541        568,469
Skanska AB (Class B) (a)................      19,041        324,279
SKF AB (Class B) (a)....................      18,511        320,438
Svenska Handelsbanken AB (Class A)......      16,270        465,306
Tele2 AB (Class B)......................      23,719        366,078
Telefonaktiebolaget LM Ericsson (Class
  B) (a)................................      83,819        773,613
TeliaSonera AB (a)......................      56,223        408,280
Volvo AB ADR (Class A)..................      51,417        439,271
                                                       ------------
TOTAL SWEDEN............................                  7,183,131
                                                       ------------
SWITZERLAND -- 5.7%
ABB, Ltd. (b)...........................      57,471      1,108,558
Adecco SA...............................       4,743        261,754
Credit Suisse Group AG..................      24,449      1,210,920
Geberit AG (a)..........................       1,757        311,883
Givaudan SA.............................         463        370,176
Holcim, Ltd. (a)(b).....................       7,414        577,342
Kuehne & Nagel International AG.........       5,775        561,439
Logitech International SA (a)(b)........      21,311        369,631
Nestle SA...............................     103,216      5,012,279
Nobel Biocare Holding AG................       9,560        321,641
Novartis AG.............................      53,922      2,947,127
Roche Holding AG........................      18,519      3,149,350
SGS SA..................................         226        295,358
Swatch Group AG.........................       1,819        460,843
Swiss Reinsurance Co., Ltd. ............       8,007        386,582
Syngenta AG.............................       3,266        918,429
UBS AG (b)..............................      79,950      1,241,303
Xstrata PLC (b).........................      40,502        733,186
Zurich Financial Services AG............       3,760        823,836
                                                       ------------
TOTAL SWITZERLAND.......................                 21,061,637
                                                       ------------
TAIWAN -- 2.3%
AU Optronics Corp. ADR (a)..............      79,096        948,361
Hon Hai Precision Industry Co., Ltd.
  GDR (d)...............................     240,550      2,309,280
Hon Hai Precision Industry Co., Ltd.
  GDR (d)...............................     100,923        968,861
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................     238,954      2,733,633
United Microelectronics Corp.
  ADR (a)(b)............................     413,118      1,602,898
                                                       ------------
TOTAL TAIWAN............................                  8,563,033
                                                       ------------
THAILAND -- 0.4%
Bangkok Bank PCL........................     347,676      1,214,885
PTT PCL.................................      45,277        334,077
                                                       ------------
TOTAL THAILAND..........................                  1,548,962
                                                       ------------
TURKEY -- 0.2%
Akbank TAS..............................     100,077        630,927
Turkiye Is Bankasi......................      66,359        278,903
                                                       ------------
TOTAL TURKEY............................                    909,830
                                                       ------------
UNITED KINGDOM -- 15.0%
3i Group PLC............................      69,067        315,638
Anglo American PLC (b)..................      36,821      1,611,970
AstraZeneca PLC.........................      37,707      1,772,236
BAE Systems PLC.........................      90,271        524,058
Barclays PLC............................     266,788      1,189,069
BG Group PLC............................      90,849      1,646,057
BHP Billiton PLC........................      44,772      1,442,385
BP PLC..................................     507,699      4,919,143
British American Tobacco PLC............      50,192      1,634,423
British Land Co. PLC....................      59,078        457,930
British Sky Broadcasting Group PLC......      37,931        344,241
BT Group PLC............................      91,430        199,322
Burberry Group PLC......................      47,126        455,847
Cable & Wireless PLC....................      77,967        178,030
Cadbury PLC.............................      39,065        503,095
Capita Group PLC........................      24,666        299,137
Centrica PLC............................     179,432        814,503
Cobham PLC..............................      81,929        332,742
Compass Group PLC.......................      70,946        510,053
Diageo PLC..............................      71,028      1,243,342
Experian PLC............................      41,477        411,921
FirstGroup PLC..........................      51,247        352,541
G4S PLC.................................      61,499        258,806
GlaxoSmithKline PLC.....................     131,454      2,801,013
Hammerson PLC...........................      51,406        351,975
HSBC Holdings PLC.......................     439,329      5,028,581
ICAP PLC................................      64,113        445,191
Imperial Tobacco Group PLC..............      27,499        870,372
Inchcape PLC (b)........................         436            210
Intercontinental Hotels Group PLC.......      28,666        413,381
International Power PLC.................      48,154        240,361
J Sainsbury PLC.........................      53,291        278,394
Land Securities Group PLC...............      28,122        311,078
Lloyds Banking Group PLC (b)............     248,215        203,181
Marks & Spencer Group PLC...............      49,306        320,079
National Grid PLC.......................      81,372        892,230
Next PLC................................       9,869        331,966
Old Mutual PLC (b)......................     344,854        608,121
Pearson PLC.............................      26,501        381,304
Prudential PLC..........................      35,007        361,798
Reckitt Benckiser PLC...................      18,693      1,013,055
Reed Elsevier PLC.......................      38,591        318,760
Rio Tinto PLC...........................      34,119      1,867,789
Rolls-Royce Group PLC (b)...............      54,366        424,479
Royal Bank of Scotland Group PLC (b)....     648,379        305,734
Royal Dutch Shell PLC (Class A).........      96,811      2,942,227
Royal Dutch Shell PLC (Class B).........      70,482      2,061,809
RSA Insurance Group PLC.................      92,166        179,494
SABMiller PLC...........................      25,027        737,975
Scottish & Southern Energy PLC..........      28,374        531,967
Severn Trent PLC........................      17,095        299,799
Smith & Nephew PLC......................      36,762        379,640
Smiths Group PLC........................      14,890        243,817
Standard Chartered PLC..................      29,619        753,326

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Standard Life PLC.......................      86,647   $    302,931
Tesco PLC...............................     207,451      1,433,809
The Sage Group PLC......................      56,072        199,205
Tomkins PLC.............................     131,683        410,836
Tullow Oil PLC..........................       5,811        122,460
Unilever PLC............................      36,566      1,177,428
United Utilities Group PLC..............      25,834        206,796
Vodafone Group PLC......................   1,364,040      3,165,306
Whitbread PLC...........................      19,393        441,879
Wolseley PLC (b)........................      14,681        295,634
WPP Group PLC...........................      36,991        364,084
                                                       ------------
TOTAL UNITED KINGDOM....................                 55,435,963
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $395,269,762)...................                368,226,559
                                                       ------------
WARRANTS -- 0.0% (e)
ITALY -- 0.0% (e)
Mediobanca Spa (expiring 3/18/11) (b)...      15,365          2,387
UBI Banca ScpA (expiring
  6/30/2011) (b)........................      21,885          1,542
                                                       ------------
TOTAL WARRANTS --
  (Cost $0).............................                      3,929
                                                       ------------
SHORT TERM INVESTMENTS -- 8.0%
UNITED STATES -- 8.0%
MONEY MARKET FUNDS -- 8.0%
State Street Institutional Liquid
  Reserves Fund (f).....................     154,148        154,148
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  29,389,348     29,389,348
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $29,543,496)....................                 29,543,496
                                                       ------------
TOTAL INVESTMENTS -- 107.8%
  (Cost $424,813,258)...................                397,773,984
OTHER ASSETS AND
  LIABILITIES -- (7.8)%.................                (28,819,037)
                                                       ------------
NET ASSETS -- 100.0%....................               $368,954,947
                                                       ============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent
     1.0% of net assets as of December 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)  Amount shown represents less than 0.05% of net assets.
(f)  Affiliated fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(g)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       15.4%
Oil, Gas & Consumable Fuels...........       11.3
Metals & Mining.......................        7.4
Pharmaceuticals.......................        5.7
Diversified Telecommunication
  Services............................        4.0
Insurance.............................        3.8
Automobiles...........................        2.8
Chemicals.............................        2.7
Wireless Telecommunication Services...        2.6
Electric Utilities....................        2.5
Food Products.........................        2.5
Semiconductors & Semiconductor
  Equipment...........................        2.2
Machinery.............................        2.0
Capital Markets.......................        1.9
Electronic Equipment, Instruments &
  Components..........................        1.9
Real Estate Management & Development..        1.8
Beverages.............................        1.7
Food & Staples Retailing..............        1.7
Media.................................        1.7
Industrial Conglomerates..............        1.4
Multi-Utilities.......................        1.3
Road & Rail...........................        1.2
Construction & Engineering............        1.0
Diversified Financial Services........        1.0
Electrical Equipment..................        1.0
Household Durables....................        1.0
Trading Companies & Distributors......        1.0
Tobacco...............................        0.9
Hotels, Restaurants & Leisure.........        0.8
Real Estate Investment Trusts.........        0.8
Textiles, Apparel & Luxury Goods......        0.8
Communications Equipment..............        0.7
Transportation Infrastructure.........        0.7
Auto Components.......................        0.6
Construction Materials................        0.6
IT Services...........................        0.6
Aerospace & Defense...................        0.5
Building Products.....................        0.5
Gas Utilities.........................        0.5
Health Care Equipment & Supplies......        0.5
Independent Power Producers & Energy
  Traders.............................        0.5
Specialty Retail......................        0.5
Air Freight & Logistics...............        0.4
Commercial Services and Supplies......        0.4
Marine................................        0.4
Multiline Retail......................        0.4
Office Electronics....................        0.4
Software..............................        0.4
Computers & Peripherals...............        0.3
Distributors..........................        0.3
Energy Equipment & Services...........        0.3
Health Care Providers & Services......        0.3
Household Products....................        0.3
Internet Software & Services..........        0.3
Professional Services.................        0.3
Airlines..............................        0.2
Biotechnology.........................        0.2
Consumer Finance......................        0.2
Paper & Forest Products...............        0.2
Personal Products.....................        0.2
Containers & Packaging................        0.1
Leisure Equipment & Products..........        0.1
Water Utilities.......................        0.1
Short Term Investments................        8.0
Other Assets & Liabilities............       (7.8)
                                            -----
TOTAL.................................      100.0%
                                            -----




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
COMMON STOCKS -- 100.0%
AIR FREIGHT & LOGISTICS -- 0.3%
Yamato Holdings Co., Ltd. (a)...........      3,180   $    43,996
                                                      -----------
AIRLINES -- 0.3%
All Nippon Airways Co., Ltd. ...........     11,000        29,776
Japan Airlines Corp. (a)(b).............     17,000        12,235
                                                      -----------
                                                           42,011
                                                      -----------
AUTO COMPONENTS -- 2.4%
Aisin Seiki Co., Ltd. (a)...............      1,168        33,248
Bridgestone Corp. (a)...................      3,903        68,170
Denso Corp. ............................      2,747        82,031
FCC Co., Ltd. (a).......................        884        15,573
Futaba Industrial Co., Ltd. (b).........        508         4,245
Keihin Corp. ...........................        556         8,248
NGK Spark Plug Co., Ltd. ...............      1,160        13,021
NHK Spring Co., Ltd. ...................      1,340        12,393
Nissin Kogyo Co., Ltd. .................        616         9,548
NOK Corp. (a)...........................      1,116        15,332
Showa Corp. (a).........................      2,112        12,682
Stanley Electric Co., Ltd. .............        744        14,913
Sumitomo Rubber Industries, Inc. (a)....      1,908        16,437
Tokai Rika Co., Ltd. ...................        120         2,688
Toyo Tire & Rubber Co., Ltd. (b)........      2,851         5,267
Toyoda Gosei Co., Ltd. .................         68         2,038
Toyota Boshoku Corp. ...................        100         2,213
Toyota Industries Corp. ................      1,172        34,683
                                                      -----------
                                                          352,730
                                                      -----------
AUTOMOBILES -- 7.9%
Daihatsu Motor Co., Ltd. ...............      2,464        24,482
Fuji Heavy Industries, Ltd. (b).........      6,347        30,680
Honda Motor Co., Ltd. (a)...............      8,674       289,770
Isuzu Motors, Ltd. (a)(b)...............      9,651        17,935
Mazda Motor Corp. (a)(b)................      6,123        13,944
Mitsubishi Motors Corp. (a)(b)..........     27,173        37,361
Nissan Motor Co., Ltd. (a)(b)...........     11,862       103,209
Suzuki Motor Corp. (a)..................      2,192        53,684
Toyota Motor Corp. .....................     13,677       570,028
Yamaha Motor Co., Ltd. (a)(b)...........      1,316        16,483
                                                      -----------
                                                        1,157,576
                                                      -----------
BEVERAGES -- 1.1%
Asahi Breweries, Ltd. (a)...............      2,584        47,519
Ito En, Ltd. (a)........................      1,556        23,349
Kirin Holdings Co., Ltd. (a)............      5,207        83,339
Takara Holdings, Inc. (a)...............      2,479        14,220
                                                      -----------
                                                          168,427
                                                      -----------
BUILDING PRODUCTS -- 1.3%
Aica Kogyo Co., Ltd. ...................      2,284        23,160
Asahi Glass Co., Ltd. (a)...............      5,299        49,976
Daikin Industries, Ltd. (a).............      1,532        60,230
JS Group Corp. .........................      1,872        32,154
TOTO, Ltd. (a)..........................      4,444        28,021
                                                      -----------
                                                          193,541
                                                      -----------
CAPITAL MARKETS -- 1.7%
Daiwa Securities Group, Inc. ...........      8,482        42,367
JAFCO Co., Ltd. (a).....................        312         7,474
Mizuko Securities Co., Ltd. ............      5,587        16,864
Nomura Holdings, Inc. ..................     16,476       120,524
Okasan Holdings, Inc. ..................      3,107        14,985
SBI Holdings, Inc. (a)..................        160        28,461
Tokai Tokyo Financial Holdings, Inc. ...      3,967        15,468
                                                      -----------
                                                          246,143
                                                      -----------
CHEMICALS -- 4.8%
Asahi Kasei Corp. ......................      6,859        34,186
Daicel Chemical Industries, Ltd. .......      2,055        12,008
DIC Corp. ..............................      6,391        10,847
Hitachi Chemical Co., Ltd. .............        976        19,720
JSR Corp. (a)...........................      1,360        27,465
Kaneka Corp. ...........................      3,224        20,467
Kansai Paint Co., Ltd. .................      3,092        25,807
Kuraray Co., Ltd. ......................      3,471        40,528
Mitsubishi Chemical Holdings Corp. .....      6,623        28,030
Mitsubishi Gas Chemical Co., Inc. (a)...      3,268        16,359
Mitsubishi Rayon Co., Ltd. .............      5,291        21,199
Mitsui Chemicals, Inc. .................      4,843        12,485
Nifco, Inc. ............................      1,028        20,373
Nissan Chemical Industries, Ltd. .......      1,416        20,093
Nitto Denko Corp. ......................        784        27,959
Shin-Etsu Chemical Co., Ltd. ...........      2,420       135,954
Showa Denko K.K. (a)....................      6,723        13,360
Sumitomo Chemical Co., Ltd. ............      8,674        37,735
Taiyo Nippon Sanso Corp. (a)............      3,180        33,612
Teijin, Ltd. (a)........................      7,367        23,740
Tokai Carbon Co., Ltd. (a)..............      2,828        13,974
Toray Industries, Inc. (a)..............      8,758        47,320
Tosoh Corp. (a).........................      5,599        15,517
Ube Industries, Ltd. ...................      8,543        23,309
Zeon Corp. (a)..........................      3,132        14,063
                                                      -----------
                                                          696,110
                                                      -----------
COMMERCIAL BANKS -- 8.0%
Chuo Mitsui Trust Holdings, Inc. (a)....      5,981        19,981
Fukuoka Financial Group, Inc. (a).......      7,000        24,212
Hokuhoku Financial Group, Inc. (a)......      9,658        19,608
Mitsubishi UFJ Financial Group, Inc. ...     60,500       293,743
Mizuho Financial Group, Inc. (a)........     75,000       133,734
Mizuho Trust & Banking Co.,
  Ltd. (a)(b)...........................     10,370         9,580
Resona Holdings, Inc. ..................      3,200        32,242
Shinsei Bank, Ltd. (a)(b)...............      9,726        10,552
Sumitomo Mitsui Financial Group,
  Inc. (a)..............................      5,600       159,106
Suruga Bank, Ltd. (a)...................      2,496        21,610
The 77 Bank, Ltd. (a)...................      4,803        25,435
The Awa Bank, Ltd. (a)..................      4,731        25,155
The Bank of Kyoto, Ltd. ................      2,916        23,492
The Bank of Yokohama, Ltd. .............      7,947        36,024
The Chiba Bank, Ltd. (a)................      6,063        36,080
The Chugoku Bank, Ltd. .................      1,504        18,563
The Hachijuni Bank, Ltd. (a)............      4,719        27,373
The Hiroshima Bank, Ltd. (a)............      5,811        22,284
The Hyakugo Bank, Ltd. .................      5,147        22,668
The Iyo Bank, Ltd. .....................      3,180        25,756
The Joyo Bank, Ltd. (a).................      5,155        20,599
The Juroku Bank, Ltd. ..................      4,883        17,781
The Musashino Bank, Ltd. ...............        520        12,289
The Nanto Bank, Ltd. (a)................      3,391        18,285
The Nishi-Nippon City Bank, Ltd. .......      7,799        19,017

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
The Shizuoka Bank, Ltd. ................      3,363   $    29,080
The Sumitomo Trust & Banking Co.,
  Ltd. (a)..............................      9,634        46,879
Yamaguchi Financial Group, Inc. ........      2,076        19,222
                                                      -----------
                                                        1,170,350
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Aeon Delight Co., Ltd. .................        200         2,834
Dai Nippon Printing Co., Ltd. (a).......      3,739        47,433
Daiseki Co., Ltd. (a)...................        400         8,069
Nissha Printing Co., Ltd. (a)...........        236        11,560
Park24 Co., Ltd. .......................      1,100        11,674
Secom Co., Ltd. ........................      1,368        64,950
Toppan Printing Co., Ltd. (a)...........      4,299        34,680
                                                      -----------
                                                          181,200
                                                      -----------
COMMUNICATIONS EQUIPMENT -- 0.0% (c)
Aiphone Co., Ltd. (a)...................        200         3,384
                                                      -----------
COMPUTERS & PERIPHERALS -- 1.8%
Fujitsu, Ltd. (a).......................     11,498        73,611
NEC Corp. (b)...........................     12,918        33,164
Seiko Epson Corp. (a)...................      1,276        20,505
Toshiba Corp. (a)(b)....................     23,633       129,722
                                                      -----------
                                                          257,002
                                                      -----------
CONSTRUCTION & ENGINEERING -- 1.0%
Chiyoda Corp. ..........................      1,688        12,964
COMSYS Holdings Corp. (a)...............      2,000        20,925
JGS Corp. ..............................      1,460        26,755
Kajima Corp. ...........................      7,595        15,256
Kyowa Exeo Corp. (a)....................        548         4,627
Maeda Corp. ............................      4,855        13,194
Obayashi Corp. (a)......................      5,679        19,277
Shimizu Corp. (a).......................      4,559        16,307
Taisei Corp. ...........................      9,995        17,071
                                                      -----------
                                                          146,376
                                                      -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. (a)(b)............      9,607        10,939
                                                      -----------
CONSUMER FINANCE -- 0.6%
Acom Co., Ltd. .........................         12           182
Aeon Credit Service Co., Ltd. (a).......      1,040         9,999
Aiful Corp. (a).........................      1,331         1,873
Credit Saison Co., Ltd. (a).............      1,264        14,175
Orient Corp. (a)(b).....................      4,501         3,916
ORIX Corp. (a)..........................        626        42,162
Promise Co., Ltd. (a)(b)................        764         5,810
Takefuji Corp. (a)......................      1,054         4,404
                                                      -----------
                                                           82,521
                                                      -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. ...............      1,048        15,940
                                                      -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. (a).........        992        14,598
                                                      -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Corp. ..........................        628        26,241
                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
Nippon Telegraph & Telephone Corp. .....      6,400       250,926
                                                      -----------
ELECTRIC UTILITIES -- 4.2%
Chubu Electric Power Co., Inc. (a)......      3,963        94,504
Hokkaido Electric Power Co., Inc. (a)...      1,328        24,094
Hokuriku Electric Power Co. (a).........      1,412        30,714
Kyushu Electric Power Co., Inc. ........      2,376        48,850
Shikoku Electric Power Co., Inc. (a)....      1,572        40,526
The Chugoku Electric Power Co.,
  Inc. (a)..............................      1,748        33,328
The Kansai Electric Power Co., Inc. ....      4,811       108,525
The Okinawa Electric Power Co., Inc. ...        136         7,231
The Tokyo Electric Power Co., Inc. .....      6,767       169,729
Tohoku Electric Power Co., Inc. ........      2,843        56,191
                                                      -----------
                                                          613,692
                                                      -----------
ELECTRICAL EQUIPMENT -- 1.6%
Fuji Electric Holdings Co.,
  Ltd. (a)(b)...........................      6,099        10,482
Fujikura, Ltd. .........................      4,107        21,308
Mitsubishi Electric Corp. (b)...........     10,974        80,748
Panasonic Electric Works, Co. Ltd. (a)..      3,151        37,976
Sumitomo Electric Industries, Ltd. .....      3,887        48,016
The Furukawa Electric Co., Ltd. (a).....      4,899        20,313
Ushio, Inc. ............................      1,136        18,865
                                                      -----------
                                                          237,708
                                                      -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.8%
Alps Electric Co., Ltd. (a)(b)..........      1,868        10,916
Canon Electronics, Inc. ................        100         2,140
Citizen Holdings Co., Ltd. .............      3,103        17,832
FUJIFILM Holdings Corp. ................      2,927        87,720
Hamamatsu Photonics K.K. (a)............        668        16,145
Hirose Electric Co., Ltd. (a)...........        408        42,555
Hitachi, Ltd. (b).......................     16,933        51,657
Horiba, Ltd. (a)........................        504        12,181
Hoya Corp. (a)..........................      2,732        72,192
Ibiden Co., Ltd. .......................        996        35,306
Keyence Corp. ..........................        340        70,122
Kyocera Corp. ..........................        992        87,058
Murata Manufacturing Co., Ltd. .........      1,328        65,619
Nidec Corp. ............................        964        88,432
Nippon Electric Glass Co., Ltd. ........      2,548        34,787
Oki Electric Industry Co., Ltd. (b).....     12,166        10,063
OMRON Corp. ............................      1,480        26,422
Shimadzu Corp. (a)......................      3,312        21,915
Taiyo Yuden Co., Ltd. ..................        776         9,953
TDK Corp. (a)...........................        996        60,448
Yaskawa Electric Corp. .................      1,604        13,301
Yokogawa Electric Corp. (a).............      1,864        16,258
                                                      -----------
                                                          853,022
                                                      -----------
FOOD & STAPLES RETAILING -- 1.4%
Aeon Co., Ltd. (a)......................      4,503        36,374
Cawachi, Ltd. ..........................        548         9,777
FamilyMart Co., Ltd. (a)................        952        28,071
Izumiya Co., Ltd. ......................      2,740        11,773
Lawson, Inc. (a)........................        400        17,616
Seven & I Holdings Co., Ltd. ...........      4,639        94,529
UNY Co., Ltd. ..........................      2,000        13,986
                                                      -----------
                                                          212,126
                                                      -----------
FOOD PRODUCTS -- 1.0%
Ajinomoto Co., Inc. ....................      4,003        37,624
Hokuto Corp. ...........................        500        10,393
Kikkoman Corp. .........................      2,256        27,481
MEIJI Holdings Co. Ltd. (a)(b)..........        400        15,081
Nissin Food Products Co., Ltd. (a)......        640        20,830

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
Sakata Seed Corp. ......................      1,584   $    22,885
Yakult Honsha Co., Ltd. (a).............        464        14,006
                                                      -----------
                                                          148,300
                                                      -----------
GAS UTILITIES -- 0.9%
Osaka Gas Co., Ltd. ....................     13,150        44,354
Saibu Gas Co., Ltd. (a).................     10,273        28,029
Tokyo Gas Co., Ltd. ....................     13,873        55,286
                                                      -----------
                                                          127,669
                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Miraca Holdings, Inc. ..................        636        17,387
Nakanishi, Inc. ........................        100         7,949
Olympus Corp. (a).......................        492        15,749
Sysmex Corp. (a)........................        200        10,419
Terumo Corp. (a)........................        956        57,507
                                                      -----------
                                                          109,011
                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. .................         84         3,329
Mediceo Paltac Holdings Co., Ltd. ......      1,192        14,738
Suzuken Co., Ltd. (a)...................        632        20,706
                                                      -----------
                                                           38,773
                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. (a).............        404        26,558
Round One Corp. ........................        800         4,718
                                                      -----------
                                                           31,276
                                                      -----------
HOUSEHOLD DURABLES -- 4.1%
Casio Computer Co., Ltd. (a)............      2,248        17,797
Funai Electric Co., Ltd. (a)............        495        24,778
Haseko Corp. (a)(b).....................      9,139         6,479
Makita Corp. ...........................        976        33,234
Panasonic Corp. ........................     11,981       170,523
Pioneer Corp. (a)(b)....................      2,260         6,943
Sangetsu Co., Ltd. .....................        176         3,694
Sanyo Electric Co., Ltd. (a)(b).........     11,422        20,980
Sekisui Chemical Co., Ltd. (a)..........      3,079        19,051
Sekisui House, Ltd. (a).................      3,679        33,156
Sharp Corp. (a).........................      5,519        69,184
Sony Corp. .............................      6,411       183,870
Sumitomo Forestry Co., Ltd. (a).........      1,268         9,534
                                                      -----------
                                                          599,223
                                                      -----------
HOUSEHOLD PRODUCTS -- 0.8%
Kao Corp. ..............................      3,339        78,010
Uni-Charm Corp. (a).....................        444        41,541
                                                      -----------
                                                          119,551
                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development Co., Ltd. ...        840        23,821
                                                      -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Hankyu Hanshin Holdings, Inc. (a).......      8,486        37,738
Keihan Electric Railway Co., Ltd. (a)...      5,747        22,409
                                                      -----------
                                                           60,147
                                                      -----------
INSURANCE -- 2.0%
Aioi Insurance Co., Ltd. ...............      3,579        17,069
Mitsui Sumitomo Insurance Group
  Holdings, Inc. .......................      3,136        79,668
Nipponkoa Insurance Co., Ltd. ..........      4,479        25,355
Sompo Japan Insurance, Inc. ............      5,111        32,556
T&D Holdings, Inc. .....................      1,310        26,722
Tokio Marine Holdings, Inc. ............      3,947       107,266
                                                      -----------
                                                          288,636
                                                      -----------
INTERNET & CATALOG RETAIL -- 0.3%
DeNA Co., Ltd. .........................          1         5,908
Rakuten, Inc. (a)(b)....................         51        38,731
                                                      -----------
                                                           44,639
                                                      -----------
INTERNET SOFTWARE & SERVICES -- 0.2%
Yahoo! Japan Corp. (a)..................        106        31,699
                                                      -----------
IT SERVICES -- 0.6%
CSK Holdings Corp. (a)(b)...............        756         3,541
IT Holdings Corp. ......................        832         9,464
Itochu Techno-Solutions Corp. (a).......        608        16,295
Net One Systems Co., Ltd. ..............         15        16,693
Nomura Research Institute, Ltd. (a).....        300         5,900
NTT Data Corp. .........................          8        24,843
Otsuka Corp. ...........................        112         5,570
TKC Corp. ..............................        400         7,571
                                                      -----------
                                                           89,877
                                                      -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.2%
Namco Bandai Holdings, Inc. (a).........      2,332        22,244
Nikon Corp. ............................      2,440        47,912
Roland Corp. ...........................        300         2,655
Sankyo Co., Ltd. .......................        640        31,899
Sega Sammy Holdings, Inc. (a)...........      2,131        25,500
Shimano, Inc. ..........................        592        23,656
Yamaha Corp. ...........................      1,292        15,488
                                                      -----------
                                                          169,354
                                                      -----------
MACHINERY -- 4.9%
Amada Co., Ltd. (a).....................      2,527        15,771
Amano Corp. (a).........................      1,336        11,438
Fanuc, Ltd. (a).........................      1,180       109,387
Fuji Machine Manufacturing Co., Ltd. ...        100         1,235
Glory, Ltd. (a).........................      1,044        23,102
Hitachi Construction Machinery
  Co., Ltd. ............................        100         2,594
IHI Corp. (a)(b)........................     10,311        16,281
JTEKT Corp. ............................      1,508        19,195
Kawasaki Heavy Industries, Ltd. (a).....      8,978        22,567
Komatsu, Ltd. (a).......................      5,539       115,070
Komori Corp. ...........................        788         8,668
Kubota Corp. (a)........................      4,663        42,575
Kurita Water Industries, Ltd. (a).......        976        30,403
Minebea Co., Ltd. ......................      3,255        17,552
Mitsubishi Heavy Industries, Ltd. (a)...     18,676        65,400
Mitsui Engineering & Shipbuilding Co.,
  Ltd. (a)..............................      6,567        15,660
Mori Seiki Co., Ltd. (a)................        868         7,785
NGK Insulators, Ltd. ...................      1,320        28,642
NSK, Ltd. (a)...........................      2,463        17,991
NTN Corp. ..............................      2,495        11,176
OKUMA Corp. ............................      1,648         8,586
OSG Corp. (a)...........................      1,112        11,515
SMC Corp. ..............................        320        36,195
Sumitomo Heavy Industries, Ltd. (b).....      3,795        19,078
Tadano, Ltd. ...........................        780         3,234
The Japan Steel Works, Ltd. (a).........      2,708        34,295

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
THK Co., Ltd. ..........................      1,100   $    19,354
Toshiba Machine Co., Ltd. ..............      1,944         7,413
                                                      -----------
                                                          722,162
                                                      -----------
MARINE -- 0.5%
Kawasaki Kisen Kaisha, Ltd. (a)(b)......      4,759        13,496
Mitsui OSK Lines, Ltd. (a)..............      5,491        28,842
Nippon Yusen KK (a).....................      7,995        24,476
                                                      -----------
                                                           66,814
                                                      -----------
MEDIA -- 0.6%
Dentsu, Inc. (a)........................      1,600        36,694
Jupiter Telecommunications Co. (a)......         24        23,769
Toho Co, Ltd. (a).......................      1,352        21,973
Tokyo Broadcasting System, Inc. ........        100         1,396
                                                      -----------
                                                           83,832
                                                      -----------
METALS & MINING -- 3.4%
Daido Steel Co., Ltd. (a)...............      3,199        11,821
Dowa Holdings Co., Ltd. ................      1,767         9,756
JFE Holdings, Inc. (a)..................      3,447       135,147
Kobe Steel, Ltd. (a)(b).................     17,645        31,842
Mitsubishi Materials Corp. (a)(b).......      8,027        19,573
Mitsui Mining & Smelting Co., Ltd. (b)..      4,839        12,475
Nippon Steel Corp. .....................     27,755       111,801
Nisshin Steel Co., Ltd. (a).............      6,951        12,245
OSAKA Titanium Technologies Co. ........         36           984
Pacific Metals Co., Ltd. ...............        988         7,440
Sumitomo Metal Industries, Ltd. ........     24,340        65,102
Sumitomo Metal Mining Co., Ltd. ........      3,575        52,956
Toho Titanium Co., Ltd. ................         56           842
Tokyo Steel Manufacturing Co., Ltd. ....      1,144        12,841
Yodogawa Steel Works, Ltd. (a)..........      3,963        16,049
                                                      -----------
                                                          500,874
                                                      -----------
MULTILINE RETAIL -- 0.6%
Isetan Mitsukoshi Holdings, Ltd. (a)....      2,441        21,947
J Front Retailing Co., Ltd. (a).........      3,778        16,598
Marui Group Co., Ltd. ..................      2,616        16,045
Ryohin Keikaku Co., Ltd. (a)............        236         8,568
Takashimaya Co., Ltd. (a)...............      3,332        21,189
The Daiei, Inc. (a)(b)..................      1,402         4,834
                                                      -----------
                                                           89,181
                                                      -----------
OFFICE ELECTRONICS -- 3.1%
Brother Industries, Ltd. (a)............      1,932        22,019
Canon, Inc. ............................      7,658       321,637
Konica Minolta Holdings, Inc. ..........      4,075        41,671
Ricoh Co., Ltd. (a).....................      4,555        64,292
                                                      -----------
                                                          449,619
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 1.1%
Cosmo Oil Co., Ltd. (a).................      5,927        12,415
Inpex Holdings, Inc. (a)................          6        45,180
Nippon Mining Holdings, Inc. ...........      7,751        33,054
Nippon Oil Corp. .......................     10,430        48,175
TonenGeneral Sekiyu K.K. (a)............      2,547        21,203
                                                      -----------
                                                          160,027
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. ...............        800        20,452
OJI Paper Co., Ltd. (a).................      5,839        24,399
                                                      -----------
                                                           44,851
                                                      -----------
PERSONAL PRODUCTS -- 0.5%
Mandom Corp. (a)........................      1,116        31,588
Shiseido Co., Ltd. (a)..................      2,232        42,700
                                                      -----------
                                                           74,288
                                                      -----------
PHARMACEUTICALS -- 4.8%
Astellas Pharma, Inc. ..................      2,871       106,705
Chugai Pharmaceutical Co., Ltd. (a).....      1,716        32,073
Daiichi Sankyo Co., Ltd. ...............      4,251        88,997
Dainippon Sumitomo Pharma Co.,
  Ltd. (a)..............................        960        10,065
Eisai Co., Ltd. (a).....................      1,140        41,880
Hisamitsu Pharmaceutical Co., Inc. .....        504        16,241
Kissei Pharmaceutical Co., Ltd. ........      1,000        19,754
Kyowa Hakko Kogyo Co., Ltd. ............      1,833        19,394
Mitsubishi Tanabe Pharma Corp. .........      1,000        12,471
Mochida Pharmaceutical Co., Ltd. .......      1,000         8,937
Nichi-iko Pharmaceutical Co., Ltd. .....        200         5,403
Ono Pharmaceutical Co., Ltd. ...........        432        18,469
Santen Pharmaceutical Co., Ltd. (a).....        956        30,602
Seikagaku Corp. ........................        800         8,344
Shionogi & Co., Ltd. (a)................      2,496        53,891
Taisho Pharmaceutical Co., Ltd. ........        592        10,162
Takeda Pharmaceutical Co., Ltd. ........      5,055       207,967
Torii Pharmaceutical Co., Ltd. .........        200         3,783
Tsumura & Co. ..........................        100         3,222
                                                      -----------
                                                          698,360
                                                      -----------
PROFESSIONAL SERVICES -- 0.1%
MEITEC Corp. (a)........................        912        12,295
                                                      -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.6%
Daikyo, Inc. (a)(b).....................      4,256         9,052
Daito Trust Construction Co., Ltd. .....        764        36,109
Daiwa House Industry Co., Ltd. .........      3,363        35,908
Heiwa Real Estate Co., Ltd. ............      4,356        13,944
Leopalace21 Corp. (b)...................      1,044         4,284
Mitsubishi Estate Co., Ltd. ............      7,111       112,896
Mitsui Fudosan Co., Ltd. ...............      4,923        82,389
Sumitomo Realty & Development
  Co., Ltd. ............................      2,843        53,107
Tokyo Tatemono Co., Ltd. (a)............      2,540         9,658
Tokyu Land Corp. (a)....................      4,664        17,134
                                                      -----------
                                                          374,481
                                                      -----------
ROAD & RAIL -- 3.8%
Central Japan Railway Co. ..............          9        60,132
East Japan Railway Co. .................      2,400       151,329
Keihin Electric Express Railway
  Co., Ltd. ............................      4,355        31,998
Keisei Electric Railway Co., Ltd. (a)...      3,147        17,172
Kintetsu Corp. (a)......................     12,038        39,827
Nagoya Railroad Co., Ltd. ..............      9,362        27,152
Nankai Electric Railway Co., Ltd. ......      6,111        24,156
Nippon Express Co., Ltd. ...............      6,555        26,827
Odakyu Electric Railway Co., Ltd. (a)...      4,483        34,335
Sotetsu Holdings, Inc. (a)..............      8,254        34,135
Tobu Railway Co., Ltd. (a)..............      7,007        36,505
Tokyu Corp. ............................      6,391        25,401
West Japan Railway Co. .................         15        50,271
                                                      -----------
                                                          559,240
                                                      -----------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
Advantest Corp. (a).....................      1,316   $    33,997
Dainippon Screen Manufacturing Co.,
  Ltd. (a)(b)...........................      4,364        18,985
Disco Corp. (a).........................        484        29,998
Elpida Memory, Inc. (b).................      2,176        35,201
Rohm Co., Ltd. .........................        676        44,004
Sanken Electric Co., Ltd. (a)...........      3,404         9,544
Shinko Electric Industries Co., Ltd. ...        592         8,470
SUMCO Corp. (a).........................      1,046        18,315
Tokyo Electron, Ltd. ...................      1,140        72,494
                                                      -----------
                                                          271,008
                                                      -----------
SOFTWARE -- 1.6%
Konami Corp. (a)........................        792        14,088
Nintendo Co., Ltd. .....................        748       177,087
NSD Co., Ltd. ..........................        932         9,591
Square Enix Co., Ltd. (a)...............        896        18,807
Trend Micro, Inc. (a)(b)................        368        13,954
                                                      -----------
                                                          233,527
                                                      -----------
SPECIALTY RETAIL -- 1.9%
Aoyama Trading Co., Ltd. ...............        984        12,515
Autobacs Seven Co., Ltd. ...............        180         5,346
Culture Convenience Club Co., Ltd. (a)..      1,532         7,340
Fast Retailing Co., Ltd. ...............        476        89,325
Hikari Tsushin, Inc. ...................        184         3,321
Nitori Co., Ltd. (a)....................        510        37,964
Sanrio Co., Ltd. (a)....................        548         4,162
Shimachu Co., Ltd. .....................        884        17,301
Shimamura Co., Ltd. (a).................        332        31,597
USS Co., Ltd. ..........................        410        24,927
Yamada Denki Co., Ltd. (a)..............        610        41,018
                                                      -----------
                                                          274,816
                                                      -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Asics Corp. ............................      1,064         9,498
Gunze, Ltd. ............................      4,223        15,469
Nisshinbo Industries, Inc. .............      1,584        14,599
Onward Kashiyama Co., Ltd. .............      1,580         9,759
The Japan Wool Textile Co., Ltd. (a)....      2,031        12,304
Toyobo Co., Ltd. (a)....................      9,302        14,588
                                                      -----------
                                                           76,217
                                                      -----------
TOBACCO -- 0.7%
Japan Tobacco, Inc. (a).................         31       104,227
                                                      -----------
TRADING COMPANIES & DISTRIBUTORS -- 4.1%
Hanwa Co., Ltd. ........................      3,207        11,609
Inaba Denki Sangyo Co., Ltd. ...........        956        21,822
Itochu Corp. ...........................      8,266        60,555
Iwatani Corp. ..........................      7,451        21,210
Marubeni Corp. (a)......................     10,402        57,097
Mitsubishi Corp. .......................      7,807       193,299
Mitsui & Co., Ltd. .....................     10,202       143,668
Sojitz Corp. ...........................      8,528        16,031
Sumitomo Corp. .........................      6,475        65,588
Toyota Tsusho Corp. ....................      1,039        15,257
                                                      -----------
                                                          606,136
                                                      -----------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Kamigumi Co., Ltd. .....................      2,395        17,468
Mitsubishi Logistics Corp. .............      1,216        14,329
                                                      -----------
                                                           31,797
                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.4%
KDDI Corp. .............................         23       121,800
NTT DoCoMo, Inc. .......................        100       139,213
Softbank Corp. (a)......................      3,915        91,257
                                                      -----------
                                                          352,270
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $19,825,968)....................               14,644,557
                                                      -----------
SHORT TERM INVESTMENTS -- 17.1%
UNITED STATES -- 17.1%
MONEY MARKET FUNDS -- 17.1%
State Street Institutional Liquid
  Reserves Fund (d).....................      5,057         5,057
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  2,510,540     2,510,540
                                                      -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,515,597).....................                2,515,597
                                                      -----------
TOTAL INVESTMENTS -- 117.1% (f)
  (Cost $22,341,565)....................               17,160,154
OTHER ASSETS AND
  LIABILITIES -- (17.1)%................               (2,511,668)
                                                      -----------
NET ASSETS -- 100.0%....................              $14,648,486
                                                      ===========





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
COMMON STOCKS -- 99.9%
JAPAN -- 99.9%
AIR FREIGHT & LOGISTICS -- 0.3%
Kintetsu World Express, Inc. (a)........       8,300   $    214,867
                                                       ------------
AUTO COMPONENTS -- 4.7%
Ahresty Corp. (b).......................       9,700         56,995
FCC Co., Ltd. (a).......................      14,113        248,621
Futaba Industrial Co., Ltd. (b).........      16,394        137,006
Kayaba Industry Co., Ltd. (a)(b)........      59,902        188,531
Keihin Corp. ...........................      12,041        178,620
Musashi Seimitsu Industry Co., Ltd. ....      10,552        243,695
Nippon Seiki Co., Ltd. .................      11,939        136,068
Nissan Shatai Co., Ltd. (a).............      22,000        195,671
Nissin Kogyo Co., Ltd. (a)..............      14,134        219,081
Press Kogyo Co., Ltd. ..................      45,569         85,171
Showa Corp. (a).........................      19,139        114,922
Takata Corp. (a)........................       8,500        196,761
The Yokohama Rubber Co., Ltd. ..........      40,986        179,186
Tokai Rika Co., Ltd. ...................      12,200        273,237
Topre Corp. ............................      21,634        191,951
Toyo Tire & Rubber Co., Ltd. (b)........      58,372        107,847
Toyota Boshoku Corp. (a)................      11,500        254,471
TS Tech Co., Ltd. ......................      10,500        212,605
Unipres Corp. (a).......................      10,600        166,922
                                                       ------------
                                                          3,387,361
                                                       ------------
BEVERAGES -- 0.7%
Ito En, Ltd. (a)........................      15,300        229,594
Mikuni Coca-Cola Bottling Co.,
  Ltd. (a)..............................      33,945        264,355
                                                       ------------
                                                            493,949
                                                       ------------
BIOTECHNOLOGY -- 0.1%
AnGes MG, Inc. (b)......................          33         49,981
                                                       ------------
BUILDING PRODUCTS -- 2.9%
Aica Kogyo Co., Ltd. ...................      34,319        348,001
Bunka Shutter Co., Ltd. (a).............      65,577        220,480
Central Glass Co., Ltd. ................      65,309        248,342
Nichias Corp. (b).......................      44,000        173,930
Nitto Boseki Co., Ltd. (a)..............      99,020        169,120
Noritz Corp. ...........................      21,465        279,221
Sankyo-Tateyama Holdings, Inc. (b)......     150,467        202,034
Sanwa Shutter Corp. (a).................      76,910        195,797
Sekisui Jushi Corp. ....................      28,938        222,253
                                                       ------------
                                                          2,059,178
                                                       ------------
CAPITAL MARKETS -- 1.6%
JAFCO Co., Ltd. (a).....................       6,900        165,283
Japan Asia Investment Co., Ltd. (b).....       7,000          3,835
kabu.com Securities Co., Ltd............           7          6,752
Matsui Securities Co., Ltd (a)..........      20,800        144,111
Mito Securities Co., Ltd. (b)...........      57,129        126,415
Monex Beans Holdings, Inc. .............         344        117,506
Okasan Holdings, Inc. ..................      41,447        199,900
Sparx Group Co., Ltd. (b)...............          25          2,927
Tokai Tokyo Financial Holdings,
  Inc. (a)..............................      73,721        287,456
Toyo Securities Co., Ltd. (b)...........      63,457        115,196
                                                       ------------
                                                          1,169,381
                                                       ------------
CHEMICALS -- 8.0%
ADEKA Corp. (a).........................      30,213        264,824
Asahi Organic Chemicals Industry Co.,
  Ltd. (a)..............................     110,540        245,790
C. Uyemura & Co., Ltd. (a)..............       3,776        145,613
Chugoku Marine Paints, Ltd. ............      20,000        139,642
DIC Corp. (a)...........................     126,000        213,846
Fujikura Kasei Co., Ltd. ...............      26,338        129,858
Fujimi, Inc. (a)........................       8,273        136,498
Ishihara Sangyo Kaisha, Ltd. (b)........     143,811        115,858
Kureha Corp. ...........................      38,000        186,949
Lintec Corp. ...........................      15,308        307,492
Nifco, Inc. ............................      15,079        298,843
Nihon Parkerizing Co., Ltd. ............      14,401        170,934
Nippon Paint Co., Ltd. .................      44,000        265,148
Nippon Shokubai Co., Ltd. ..............      27,000        231,731
Nippon Soda Co., Ltd. ..................      40,065        143,743
Nippon Valqua Industries, Ltd. .........      78,025        147,510
NOF Corp. (a)...........................      59,731        249,588
Okamoto Industries, Inc. (a)............      90,841        344,453
SK Kaken Co., Ltd. .....................         780         22,538
Stella Chemifa Corp. ...................       3,500        183,093
Sumitomo Bakelite Co., Ltd. (a).........      47,000        230,721
Taiyo Ink Manufacturing Co., Ltd. ......       9,400        247,382
The Nippon Synthetic Chemical Industry
  Co., Ltd. ............................      20,000        151,888
Toagosei Co., Ltd. .....................      68,000        254,922
Toda Kogyo Corp. (a)....................       9,000         72,507
Tokai Carbon Co., Ltd. (a)..............      47,542        234,914
Tokyo Ohka Kogyo Co., Ltd. (a)..........       9,500        176,030
Toyo Ink Manufacturing Co., Ltd. .......      58,000        222,418
Zeon Corp. .............................      41,000        184,091
                                                       ------------
                                                          5,718,824
                                                       ------------
COMMERCIAL BANKS -- 9.3%
Aozora Bank, Ltd. (b)...................     172,290        181,368
Bank of the Ryukyus, Ltd. ..............      15,281        173,993
Kansai Urban Banking Corp. .............      74,000        103,335
Kiyo Holdings, Inc. ....................     229,754        276,411
Sapporo Hokuyo Holdings, Inc. (a).......      72,900        263,895
The Aichi Bank, Ltd. ...................       3,749        270,216
The Awa Bank, Ltd. .....................      69,000        366,883
The Bank of Iwate, Ltd. (a).............       4,156        229,016
The Bank of Nagoya, Ltd. ...............      44,000        158,333
The Bank of Okinawa, Ltd. (a)...........       6,300        230,764
The Biwako Bank, Ltd. ..................     168,049        175,098
The Daishi Bank, Ltd. ..................      75,000        249,745
The Fukushima Bank, Ltd. (b)............     318,478        177,892
The Higo Bank, Ltd. ....................      47,000        261,013
The Hokkoku Bank, Ltd. .................      66,000        235,372
The Hyakugo Bank, Ltd. .................      73,000        321,500
The Hyakujushi Bank, Ltd. ..............      64,000        222,740
The Juroku Bank, Ltd. ..................      77,000        280,391
The Kagoshima Bank, Ltd. ...............      40,000        279,285
The Keiyo Bank, Ltd. ...................      54,000        238,982
The Musashino Bank, Ltd. ...............       9,700        229,228
The Nagano Bank, Ltd. ..................     112,534        228,465
The Nanto Bank, Ltd. (a)................      59,000        318,148
The Shikoku Bank, Ltd. (a)..............      80,000        253,505
The Taiko Bank, Ltd. ...................      78,000        173,436
The Tochigi Bank, Ltd. .................      40,846        173,747

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
The Tokushima Bank, Ltd. (a)............      44,305   $    154,195
The Tokyo Tomin Bank, Ltd. .............      11,305        153,615
Tomato Bank, Ltd. ......................     125,872        265,008
                                                       ------------
                                                          6,645,579
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.4%
Aeon Delight Co., Ltd. .................       7,800        110,513
Asahi Holdings, Inc. ...................       9,400        143,784
Daiseki Co., Ltd. (a)...................       9,393        189,484
Duskin Co., Ltd. .......................      18,100        321,385
Moshi Moshi Hotline, Inc. (a)...........      10,472        187,629
Nippon Kanzai Co., Ltd. ................      10,152        162,375
Okamura Corp. ..........................      32,884        150,476
Oyo Corp. (a)...........................      20,360        181,741
Park24 Co., Ltd. .......................      25,885        274,713
                                                       ------------
                                                          1,722,100
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 0.9%
Aiphone Co., Ltd. (a)...................      14,006        236,956
Denki Kogyo Co., Ltd. ..................      39,303        170,984
Hitachi Kokusai Electric, Inc. (a)......      30,634        264,895
                                                       ------------
                                                            672,835
                                                       ------------
COMPUTERS & PERIPHERALS -- 0.8%
Eizo Nanao Corp. .......................       9,400        223,653
Melco Holdings, Inc. ...................       7,100        127,365
Wacom Co., Ltd. (a).....................         113        243,855
                                                       ------------
                                                            594,873
                                                       ------------
CONSTRUCTION & ENGINEERING -- 3.8%
Chugai Ro Co., Ltd. ....................      63,522        165,807
Daimei Telecom Engineering Corp. (a)....      24,029        182,486
Kandenko Co., Ltd. (a)..................      35,000        219,937
Kinden Corp. ...........................      37,924        318,970
Kyowa Exeo Corp. (a)....................      32,676        275,883
Kyudenko Corp. .........................      44,657        266,229
Maeda Corp. (a).........................      60,158        163,489
Maeda Road Construction Co., Ltd. ......      29,000        213,073
Penta-Ocean Construction Co., Ltd. (b)..     128,500        125,608
Sanki Engineering Co., Ltd. (a).........      27,196        190,470
Toda Corp. (a)..........................      62,000        197,132
Tokyu Construction Co., Ltd. (b)........      62,292        151,222
Toshiba Plant Systems & Services
  Corp. (a).............................      15,000        188,839
Toyo Engineering Corp. .................      36,000        105,183
                                                       ------------
                                                          2,764,328
                                                       ------------
CONSTRUCTION MATERIALS -- 0.5%
Sumitomo Osaka Cement Co., Ltd. (a).....     109,000        166,260
Taiheiyo Cement Corp. (a)(b)............     197,000        224,309
                                                       ------------
                                                            390,569
                                                       ------------
CONSUMER FINANCE -- 1.1%
Acom Co., Ltd. (a)......................       8,230        124,915
Aeon Credit Service Co., Ltd. (a).......      20,500        197,084
Aiful Corp. (a).........................      24,900         35,038
OMC Card, Inc. (a)(b)...................      52,962         96,144
Orient Corp. (a)(b).....................      75,000         65,256
Promise Co., Ltd. (a)(b)................      20,000        152,103
Takefuji Corp. (a)......................      23,720         99,115
                                                       ------------
                                                            769,655
                                                       ------------
CONTAINERS & PACKAGING -- 0.6%
FP Corp. (a)............................       4,200        189,484
Fuji Seal International, Inc. (a).......      10,170        208,217
                                                       ------------
                                                            397,701
                                                       ------------
DISTRIBUTORS -- 0.7%
Canon Marketing Japan, Inc. ............      13,000        191,310
Yokohama Reito Co., Ltd. ...............      49,580        320,610
                                                       ------------
                                                            511,920
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Century Tokyo Leasing Corp. ............      17,600        186,596
Fuyo General Lease Co., Ltd. ...........       7,100        148,948
Japan Securities Finance Co., Ltd. (a)..      25,719        197,254
Ricoh Leasing Co., Ltd. ................       8,367        165,372
                                                       ------------
                                                            698,170
                                                       ------------
ELECTRIC UTILITIES -- 0.5%
Japan Wind Dev Co. (a)..................          27         73,551
The Okinawa Electric Power Co., Inc. ...       5,000        265,857
                                                       ------------
                                                            339,408
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.9%
Daihen Corp. (a)........................      40,971        146,113
Fuji Electric Holdings Co.,
  Ltd. (a)(b)...........................     126,000        216,553
Hitachi Cable, Ltd. ....................      61,000        183,469
Nippon Carbon Co., Ltd. (a).............      43,000        121,940
Nippon Signal Co., Ltd. ................      21,200        204,496
Shinko Electric Co., Ltd. (a)...........      73,826        140,364
SWCC Showa Holdings Co., Ltd. (b).......     137,075        117,794
Toyo Electric Manufacturing. Co.,
  Ltd. (a)..............................      15,000        119,555
Toyo Tanso Co., Ltd. (a)................       2,500        120,039
                                                       ------------
                                                          1,370,323
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.3%
Alps Electric Co., Ltd. (a)(b)..........      35,200        205,691
Anritsu Corp. (b).......................      42,000        134,443
Arisawa Manufacturing Co., Ltd. ........      15,172         77,575
Dai-ichi Seiko Co. Ltd. ................       2,000         83,785
Enplas Corp. (a)........................      16,789        318,846
ESPEC Corp. ............................      22,431        109,149
Hakuto Co., Ltd. (a)....................      22,611        196,734
Horiba, Ltd. (a)........................       9,865        238,426
Hosiden Corp. (a).......................      15,495        164,612
Japan Aviation Electronics Industry,
  Ltd. (a)..............................      15,971        107,222
Japan Cash Machine Co., Ltd. ...........      23,024        204,037
Koa Corp. (a)...........................      18,091        143,609
Meiko Electronics Co., Ltd. ............       3,500         88,539
Nichicon Corp. (a)......................      14,700        154,429
Nidec Sankyo Corp. (a)..................      24,917        209,571
Nihon Dempa Kogyo Co., Ltd. (a).........       6,595        119,014
Nippon Ceramic Co., Ltd. (a)............      14,423        178,012
Nippon Chemi-Con Corp. (a)(b)...........      38,432        139,535
Oki Electric Industry Co., Ltd. (b).....     180,000        148,880
Ryosan Co., Ltd. (a)....................      11,096        261,026
Ryoyo Electro Corp. ....................      23,404        185,532
Star Micronics Co., Ltd. ...............      13,969        114,639

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Toko, Inc. (a)(b).......................      91,739   $    110,369
Topcon Corp. (a)........................      17,319         86,321
                                                       ------------
                                                          3,779,996
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Shinko Plantech Co., Ltd. ..............      13,086        131,992
                                                       ------------
FOOD & STAPLES RETAILING -- 2.4%
Cawachi, Ltd. ..........................       8,735        155,850
Circle K Sunkus Co., Ltd. ..............      20,798        256,247
Izumiya Co., Ltd. ......................      39,933        171,579
Matsumotokiyoshi Holdings Co.,
  Ltd. (a)..............................      11,800        259,842
Ministop Co., Ltd. .....................      17,894        217,200
Sugi Pharmacy Co., Ltd. (a).............      10,600        232,279
Sundrug Co., Ltd. (a)...................       9,700        215,162
Tsuruha Holdings, Inc. .................       5,800        206,842
                                                       ------------
                                                          1,715,001
                                                       ------------
FOOD PRODUCTS -- 4.6%
Ariake Japan Co., Ltd. (a)..............      11,664        173,654
Ezaki Glico Co., Ltd. ..................      25,000        278,747
Fuji Oil Co., Ltd. (a)..................      17,600        257,114
Fujicco Co., Ltd. ......................      29,657        342,778
Hokuto Corp. ...........................      12,621        262,330
Marudai Food Co., Ltd. .................      94,417        280,934
Maruha Nichiro Holdings, Inc. (a).......     118,000        160,975
Megmilk Snow Brand Co., Ltd. (a)(b).....      18,000        264,891
Mitsui Sugar Co., Ltd. .................      44,497        143,392
Morinaga Milk Industry Co., Ltd. .......      58,000        228,648
Nakamuraya Co., Ltd. (a)................      61,952        318,095
Nichirei Corp. .........................      62,000        214,448
Nippon Suisan Kaisha, Ltd. (a)..........      66,075        185,957
Riken Vitamin Co., Ltd. ................       9,380        223,681
                                                       ------------
                                                          3,335,644
                                                       ------------
GAS UTILITIES -- 0.4%
Shizuoka Gas Co., Ltd. .................      45,319        291,595
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Asahi Intecc Co., Ltd. .................       4,700         78,253
Fukuda Denshi Co., Ltd. (a).............       8,086        197,167
Nakanishi, Inc. ........................       1,847        146,816
Nihon Kohden Corp. (a)..................       9,600        151,690
Nipro Corp. ............................      10,500        216,440
Paramount Bed Co., Ltd. (a).............      16,510        347,952
                                                       ------------
                                                          1,138,318
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
DOUTOR NICHIRES Holdings Co., Ltd. (a)..      14,775        190,292
Joban Kosan Co., Ltd. ..................     225,000        352,865
Kabuki-Za Co., Ltd (b)(c)...............       5,000        193,888
MOS Food Services, Inc. ................      22,914        362,558
Nissin Healthcare Food Service
  Co., Ltd. ............................      16,708        206,393
Ohsho Food Service Corp. ...............       4,700        124,953
Round One Corp. ........................      12,600         74,305
Tokyo Dome Corp. .......................      63,085        187,029
Zensho Co., Ltd. (a)....................      26,846        185,423
                                                       ------------
                                                          1,877,706
                                                       ------------
HOUSEHOLD DURABLES -- 2.1%
Arnest One Corp. (a)....................      12,900        130,254
Clarion Co., Ltd. (a)(b)................      57,000         58,167
Foster Electric Co. Ltd. ...............       4,700        138,584
France Bed Holdings Co., Ltd. (a).......     150,734        215,346
Funai Electric Co., Ltd. (a)............       5,300        265,299
Haseko Corp. (a)(b).....................     276,000        195,671
JVC KENWOOD Holdings, Inc. (b)..........     167,015         77,143
Misawa Homes Holdings, Inc. (a)(b)......       8,266         25,039
Pioneer Corp. (a)(b)....................      36,600        112,440
Sumitomo Forestry Co., Ltd. (a).........      41,500        312,047
                                                       ------------
                                                          1,529,990
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.7%
Lion Corp. .............................      56,000        272,496
Pigeon Corp. ...........................       5,200        203,319
                                                       ------------
                                                            475,815
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Katakura Industries Co., Ltd. (a).......      15,780        135,773
                                                       ------------
INSURANCE -- 0.3%
Nissay Dowa General Insurance
  Co., Ltd. ............................      39,000        186,004
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.7%
DeNA Co., Ltd. (a)......................          53        313,121
Senshukai Co., Ltd. (a).................      31,024        157,294
                                                       ------------
                                                            470,415
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 1.3%
Access Co., Ltd. (a)(b).................          63         92,238
eAccess, Ltd. (a).......................         428        250,102
GMO Internet, Inc. (a)..................      28,900        116,413
Gree, Inc. (a)..........................       2,000        122,885
Index Holdings (b)......................          35          1,936
Kakaku.com, Inc. (a)....................          73        283,077
mixi, Inc. (a)(b).......................          12         94,355
                                                       ------------
                                                            961,006
                                                       ------------
IT SERVICES -- 2.0%
CSK Holdings Corp. (a)(b)...............      16,000         74,934
INES Corp. .............................      35,260        271,187
IT Holdings Corp. ......................      18,637        212,005
Itochu Techno-Solutions Corp. (a).......       8,600        230,485
Net One Systems Co., Ltd. ..............          89         99,043
OBIC Co., Ltd. (a)......................       1,901        310,588
Otsuka Corp. (a)........................       3,500        174,070
Trans Cosmos, Inc. (b)..................      11,167         89,245
                                                       ------------
                                                          1,461,557
                                                       ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Aruze Corp. (b).........................       7,800         96,521
Heiwa Corp. (a).........................      17,800        181,642
Mars Engineering Corp. .................       4,258        102,682
Roland Corp. ...........................      14,676        129,900
Tomy Co., Ltd. .........................      20,000        163,274
                                                       ------------
                                                            674,019
                                                       ------------
MACHINERY -- 7.0%
Amano Corp. (a).........................      22,332        191,188
Asahi Diamond Industrial Co., Ltd. .....      36,942        263,489
CKD Corp. ..............................      23,105        174,228
Daifuku Co., Ltd. (a)...................      28,181        178,903
Fuji Machine Manufacturing Co., Ltd. ...      11,471        141,701

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Furukawa Co., Ltd. (a)..................     115,280   $    136,214
Hino Motors, Ltd. (a)(b)................      52,998        182,742
Hitachi Zosen Corp. (b).................     230,226        311,601
Iseki & Co., Ltd. (a)(b)................      37,000        116,848
Juki Corp. (a)(b).......................      54,450         55,564
Kitz Corp. .............................      38,502        185,696
Komori Corp. (a)........................      15,440        169,833
Kyokuto Kaihatsu Kogyo Co., Ltd. .......      37,640        137,872
Makino Milling Machine Co.,
  Ltd. (a)(b)...........................      37,739        143,505
Meidensha Corp. (a).....................      40,000        178,742
Miura Co., Ltd. ........................       8,300        209,071
Mori Seiki Co., Ltd. (a)................      19,600        175,799
Nachi-Fujikoshi Corp. (a)(b)............      71,418        154,198
Namura Shipbuilding Co., Ltd. ..........      16,700         85,388
Nippon Sharyo, Ltd. (a).................      31,970        202,613
Nippon Thompson Co., Ltd. ..............      31,511        156,040
OKUMA Corp. (a).........................      28,192        146,873
OSG Corp. (a)...........................      20,100        208,136
Ryobi, Ltd. (b).........................      39,723        103,686
Shima Seiki Manufacturing, Ltd. (a).....       7,500        135,990
Sintokogio, Ltd. .......................      19,019        134,427
Tadano, Ltd. (a)........................      35,913        148,906
Tocalo Co., Ltd. (a)....................       8,336        138,344
Toshiba Machine Co., Ltd. ..............      39,009        148,753
Tsubakimoto Chain Co. (a)...............      40,124        156,884
Union Tool Co. (a)......................       5,232        137,411
                                                       ------------
                                                          5,010,645
                                                       ------------
MARINE -- 0.2%
Iino Kaiun Kaisha, Ltd. (a).............      33,906        143,498
                                                       ------------
MEDIA -- 2.0%
Avex Group Holdings, Inc. (a)...........      17,392        138,060
CyberAgent, Inc. (a)....................          66        116,268
Daiichikosho Co., Ltd. .................      16,581        187,192
Kadokawa Group Holdings, Inc. (a).......       7,787        181,511
Shochiku Co., Ltd. (a)..................      37,243        331,645
Sky Perfect JSAT Corp. .................         873        346,968
Usen Corp. (a)(b).......................       3,280          1,832
Zenrin Co., Ltd. .......................      12,424        143,197
                                                       ------------
                                                          1,446,673
                                                       ------------
METALS & MINING -- 3.0%
Aichi Steel Corp. ......................      35,000        153,392
Daido Steel Co., Ltd. (a)...............      58,000        214,319
Godo Steel, Ltd. .......................      35,440         76,137
Maruichi Steel Tube, Ltd. (a)...........      12,500        249,342
Nakayama Steel Works, Ltd. .............      67,212         91,690
Nippon Denko Co., Ltd. (a)..............      23,000        136,377
Nippon Yakin Kogyo Co., Ltd. ...........      32,000        122,370
Nisshin Steel Co., Ltd. (a).............     137,000        241,345
OSAKA Titanium Technologies Co. (a).....       5,200        142,156
Sanyo Special Steel Co., Ltd. (a).......      38,750        168,578
Sumitomo Light Metal Industries,
  Ltd. (b)..............................     153,135        121,725
Toho Titanium Co., Ltd. (a).............      10,800        162,415
Toho Zinc Co., Ltd. ....................      33,796        165,903
Tokyo Rope Manufacturing Co., Ltd. (a)..      50,654        140,380
                                                       ------------
                                                          2,186,129
                                                       ------------
MULTILINE RETAIL -- 0.7%
H2O Retailing Corp. (a).................      40,107        230,919
Matsuya Co., Ltd. (a)(b)................      12,608        112,679
Parco Co., Ltd. (a).....................      22,925        197,249
                                                       ------------
                                                            540,847
                                                       ------------
OFFICE ELECTRONICS -- 0.1%
Riso Kagaku Corp. ......................      12,547        100,408
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 0.2%
Itochu Enex Co., Ltd. ..................      38,104        155,944
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.4%
Daio Paper Corp. .......................      31,940        258,690
                                                       ------------
PERSONAL PRODUCTS -- 1.3%
Aderans Holdings Co., Ltd. (a)..........      15,004        176,480
Fancl Corp. (a).........................      12,900        232,933
Mandom Corp. (a)........................      11,545        326,774
Milbon Co., Ltd. (a)....................       7,808        166,065
                                                       ------------
                                                            902,252
                                                       ------------
PHARMACEUTICALS -- 2.7%
Kaken Pharmaceutical Co., Ltd. .........      39,428        334,584
Kyorin Co., Ltd. .......................      15,000        219,776
Mochida Pharmaceutical Co., Ltd. .......      32,483        290,304
Nichi-iko Pharmaceutical Co., Ltd. (a)..       6,865        185,461
Rohto Pharmaceutical Co., Ltd. (a)......      28,493        327,794
Sawai Pharmaceutical Co., Ltd. (a)......       4,300        245,266
Torii Pharmaceutical Co., Ltd. .........      17,400        329,141
                                                       ------------
                                                          1,932,326
                                                       ------------
PROFESSIONAL SERVICES -- 0.3%
en-japan, Inc. (a)(b)...................          39         45,579
MEITEC Corp. (a)........................      11,444        154,275
                                                       ------------
                                                            199,854
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.5%
Daibiru Corp. ..........................      22,026        157,574
Daikyo, Inc. (a)(b).....................      61,352        130,487
Goldcrest Co., Ltd. ....................       5,759        159,603
Heiwa Real Estate Co., Ltd. ............      55,255        176,873
K.K. DaVinci Holdings (a)(b)............         255         17,640
Kenedix, Inc. (a)(b)....................         131         41,863
Leopalace21 Corp. (b)...................      33,800        138,693
Shoei Co., Ltd. (a).....................      12,598         95,539
Suruga Corp. (c)(d).....................      10,689             --
TOC Co., Ltd. ..........................      40,900        154,646
                                                       ------------
                                                          1,072,918
                                                       ------------
ROAD & RAIL -- 1.6%
Hitachi Transport System, Ltd. (a)......      16,400        209,283
Kobe Electric Railway Co., Ltd. (b).....      84,000        350,996
Sankyu, Inc. (a)........................      72,830        372,384
Seino Holdings Co., Ltd. ...............      34,000        215,479
                                                       ------------
                                                          1,148,142
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
Dainippon Screen Manufacturing Co.,
  Ltd. (a)(b)...........................      49,000        213,169
Micronics Japan Co., Ltd. (a)...........       5,800         97,690
NEC Electronics Corp. (a)(b)............       7,200         59,243

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Tokyo Seimitsu Co., Ltd. (a)(b).........      13,400   $    160,492
Ulvac, Inc. (a).........................       7,402        178,500
                                                       ------------
                                                            709,094
                                                       ------------
SOFTWARE -- 1.1%
Capcom Co., Ltd. (a)....................      15,300        251,617
DTS Corp. ..............................      15,332        144,600
Fuji Soft, Inc. ........................      12,074        193,506
NSD Co., Ltd. (a).......................      17,578        180,887
                                                       ------------
                                                            770,610
                                                       ------------
SPECIALTY RETAIL -- 3.9%
ABC-Mart, Inc. (a)......................       6,700        186,761
Aoyama Trading Co., Ltd. ...............      18,700        237,830
Autobacs Seven Co., Ltd. ...............       8,588        255,071
Chiyoda Co., Ltd. (a)...................      15,113        194,645
Culture Convenience Club Co., Ltd. (a)..      29,828        142,900
DCM Japan Holdings Co., Ltd. ...........      25,900        149,677
EDION Corp. (a).........................      18,850        204,709
Gulliver International Co., Ltd. (a)....       3,083        214,596
Honeys Co., Ltd. (a)....................      13,642         78,984
Joshin Denki Co., Ltd. (a)..............      20,000        156,400
Komeri Co., Ltd. .......................       8,430        225,023
Megane Top Co., Ltd. (a)................      10,600        115,001
Nishimatsuya Chain Co., Ltd. (a)........      15,266        133,974
Right On Co., Ltd. .....................      12,500         96,541
Sanrio Co., Ltd. (a)....................      20,005        151,926
United Arrows, Ltd. ....................      15,329        127,282
Xebio Co., Ltd. (a).....................       8,961        156,802
                                                       ------------
                                                          2,828,122
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
Atsugi Co., Ltd. .......................     214,470        258,023
Daidoh, Ltd. (a)........................      24,311        165,303
Daiwabo Co., Ltd. (a)...................      38,635         80,926
Gunze, Ltd. ............................      65,348        239,365
Onward Kashiyama Co., Ltd. (a)..........      34,000        210,000
Sanyo Shokai, Ltd. (a)..................      62,516        183,999
Seiko Corp. (a).........................      38,649         71,407
The Japan Wool Textile Co., Ltd. (a)....      36,170        219,130
Toyobo Co., Ltd. (a)....................     164,000        257,200
Unitika, Ltd. (b).......................     172,084        129,393
                                                       ------------
                                                          1,814,746
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.3%
Hanwa Co., Ltd. ........................      75,032        271,613
Inaba Denki Sangyo Co., Ltd. ...........      11,463        261,656
Inabata & Co., Ltd. ....................      49,475        175,377
Iwatani Corp. ..........................     120,422        342,788
Kuroda Electric Co., Ltd. (a)...........       8,300        120,361
Nagase & Co., Ltd. .....................      25,000        285,998
Okaya & Co., Ltd. ......................      19,605        197,956
                                                       ------------
                                                          1,655,749
                                                       ------------
TRANSPORTATION INFRASTRUCTURE -- 1.0%
Japan Airport Terminal Co., Ltd. (a)....      16,948        229,020
Mitsui-Soko Co., Ltd. ..................      49,686        179,327
The Sumitomo Warehouse Co., Ltd. (a)....      61,563        277,743
                                                       ------------
                                                            686,090
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $93,899,002)....................                 71,698,570
                                                       ------------
SHORT TERM INVESTMENTS -- 20.1%
UNITED STATES -- 20.1%
MONEY MARKET FUNDS -- 20.1%
State Street Institutional Liquid
  Reserves Fund (e).....................      60,321         60,321
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  14,385,577     14,385,577
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $14,445,898)....................                 14,445,898
                                                       ------------
TOTAL INVESTMENTS -- 120.0% (g)
  (Cost $108,344,900)...................                 86,144,468
OTHER ASSETS AND
  LIABILITIES -- (20.0)%................                (14,346,823)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 71,797,645
                                                       ============





(a)  Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Kabuki-za Co., Ltd.'s value is determined based on Level 2 inputs and Suruga Corp.'s value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)  Company has filed for insolvency.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)  Investments of cash collateral from securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
COMMON STOCKS -- 99.8%
AUSTRALIA -- 21.8%
ASX, Ltd. ..............................      26,652   $    837,493
Australia & New Zealand Banking
  Group, Ltd. ..........................     201,015      4,136,312
Bank of Queensland, Ltd. (a)............     654,392      6,773,952
Bendigo and Adelaide Bank, Ltd. ........     854,427      7,561,341
Billabong International, Ltd. (a).......     113,111      1,113,904
Commonwealth Bank of Australia..........      86,848      4,284,156
Leighton Holdings, Ltd. (a).............     117,975      4,043,503
National Australia Bank, Ltd. ..........     238,561      5,878,666
Sims Metal Management, Ltd. ............      38,142        761,527
United Group, Ltd. .....................      94,690      1,216,929
Wesfarmers, Ltd. .......................     261,772      7,361,730
                                                       ------------
TOTAL AUSTRALIA.........................                 43,969,513
                                                       ------------
AUSTRIA -- 0.7%
Oesterreichische Post AG (a)............      53,389      1,456,929
                                                       ------------
BELGIUM -- 2.5%
Belgacom SA.............................     109,441      3,975,756
Mobistar SA.............................      16,351      1,123,596
                                                       ------------
TOTAL BELGIUM...........................                  5,099,352
                                                       ------------
BERMUDA -- 2.2%
Nordic American Tanker Shipping, Ltd. ..     148,945      4,468,350
                                                       ------------
CANADA -- 9.4%
ARC Energy Trust........................     237,350      4,514,484
Bank of Montreal (a)....................      19,761      1,052,751
Baytex Energy Trust.....................      47,000      1,331,521
Brookfield Properties Corp. ............     105,488      1,287,973
Inter Pipeline Fund (Class A)...........     567,916      5,856,033
Manitoba Telecom Services, Inc. ........      50,766      1,622,226
Pembina Pipeline Income Fund............      62,246      1,040,254
Telus Corp. ............................      40,457      1,316,343
Vermilion Energy Trust..................      31,345        969,337
                                                       ------------
TOTAL CANADA............................                 18,990,922
                                                       ------------
CZECH REPUBLIC -- 1.0%
CEZ AS..................................      17,713        831,563
Komercni Banka AS.......................       5,763      1,230,324
                                                       ------------
TOTAL CZECH REPUBLIC....................                  2,061,887
                                                       ------------
FINLAND -- 7.2%
Fortum Oyj..............................      34,872        949,118
Kesko Oyj (Class B).....................      32,439      1,074,185
Konecranes Oyj..........................      39,677      1,086,158
Nokia Oyj ADR...........................      67,350        865,448
Orion Oyj (Class B).....................     302,434      6,530,449
Rautaruukki Oyj.........................      39,822        922,152
Sampo Oyj (Class A).....................      47,882      1,169,251
YIT Oyj.................................      96,197      1,994,368
                                                       ------------
TOTAL FINLAND...........................                 14,591,129
                                                       ------------
FRANCE -- 6.9%
Bouygues SA.............................      24,555      1,283,262
Ciments Francais SA.....................      24,673      2,619,568
ICADE...................................       9,663        925,421
Lagardere SCA...........................      26,425      1,077,115
M6-Metropole Television.................      53,003      1,366,547
Neopost SA (a)..........................       9,765        807,975
Nexity..................................      34,430      1,257,684
Schneider Electric SA...................      13,765      1,615,099
Total SA................................      20,543      1,326,480
Vallourec SA (a)........................       9,292      1,693,791
                                                       ------------
TOTAL FRANCE............................                 13,972,942
                                                       ------------
GERMANY -- 7.4%
BASF SE.................................      19,841      1,237,170
Bilfinger Berger AG.....................      26,636      2,060,605
K+S AG..................................      14,305        820,758
RWE AG..................................      60,223      5,872,077
ThyssenKrupp AG.........................     130,354      4,937,467
                                                       ------------
TOTAL GERMANY...........................                 14,928,077
                                                       ------------
HONG KONG -- 0.4%
Hang Seng Bank Ltd. ....................      56,400        834,284
                                                       ------------
ISRAEL -- 5.1%
Cellcom Israel, Ltd. ...................     176,974      5,673,786
Israel Chemicals, Ltd. .................      80,041      1,056,507
Koor Industries, Ltd. ..................      44,509      1,304,250
Mizrahi Tefahot Bank, Ltd. (b)..........     132,862      1,220,591
Partner Communications Company, Ltd. ...      47,074        953,162
                                                       ------------
TOTAL ISRAEL............................                 10,208,296
                                                       ------------
ITALY -- 7.9%
Eni SpA.................................     109,756      2,803,007
Mediaset SpA............................     841,924      6,927,591
Mediobanca SpA (b)......................     421,598      5,029,638
Recordati SpA...........................     168,345      1,255,971
                                                       ------------
TOTAL ITALY.............................                 16,016,207
                                                       ------------
JAPAN -- 0.4%
Nintendo Co., Ltd. .....................       3,200        757,592
                                                       ------------
NETHERLANDS -- 4.4%
Koninklijke BAM Groep NV (a)............     584,068      6,075,435
Koninklijke Boskalis Westminster NV.....      35,075      1,361,259
Koninklijke DSM NV......................      27,456      1,357,465
                                                       ------------
TOTAL NETHERLANDS.......................                  8,794,159
                                                       ------------
PORTUGAL -- 3.6%
Brisa Auto- Estradas de Portugal SA.....     129,443      1,333,457
Portugal Telecom, SGPS SA...............     484,637      5,924,233
                                                       ------------
TOTAL PORTUGAL..........................                  7,257,690
                                                       ------------
RUSSIA -- 0.5%
Mobile TeleSystems ADR..................      21,540      1,053,091
                                                       ------------
SINGAPORE -- 0.6%
DBS Group Holdings, Ltd. ...............     104,000      1,140,781
                                                       ------------
SOUTH AFRICA -- 0.8%
Kumba Iron Ore, Ltd. ...................      39,871      1,651,421
                                                       ------------
SPAIN -- 7.2%
ACS, Actividades de Construccion y
  Servicios SA..........................      17,034        850,739
Banco Bilbao Vizcaya Argentaria SA (a)..      88,266      1,612,122
Banco de Sabadell SA (a)................     148,478        825,486
Banco Espanol de Credito SA.............      76,967        945,266
Banco Popular Espanol SA (a)............     122,811        903,921
Banco Santander SA......................      74,548      1,235,361
Enagas (a)..............................     106,554      2,358,147

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Fomento de Construcciones y
  Contratas SA..........................      24,575   $  1,038,376
Gas Natural SDG SA (a)..................      43,612        943,903
Iberdrola SA (a)........................     122,249      1,169,896
Repsol YPF SA (a).......................      35,488        953,409
Telefonica SA...........................      58,019      1,624,898
                                                       ------------
TOTAL SPAIN.............................                 14,461,524
                                                       ------------
SWEDEN -- 1.3%
Ratos AB (Class B) (a)..................      43,578      1,129,106
Sandvik AB (a)..........................     118,820      1,437,802
                                                       ------------
TOTAL SWEDEN............................                  2,566,908
                                                       ------------
SWITZERLAND -- 2.2%
Adecco SA...............................      19,117      1,055,018
Swatch Group AG.........................      24,331      1,162,710
Swisscom AG.............................       3,276      1,253,674
Zurich Financial Services AG............       4,660      1,021,030
                                                       ------------
TOTAL SWITZERLAND.......................                  4,492,432
                                                       ------------
TAIWAN -- 0.5%
Chunghwa Telecom Co., Ltd. ADR..........      43,768        812,772
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................      17,820        203,861
                                                       ------------
TOTAL TAIWAN............................                  1,016,633
                                                       ------------
TURKEY -- 0.8%
Tupras-Turkiye Petrol Rafinerileri AS...      78,986      1,567,653
                                                       ------------
UNITED KINGDOM -- 5.0%
Admiral Group PLC.......................      72,383      1,389,794
AstraZeneca PLC.........................      25,997      1,221,864
BP PLC..................................     134,220      1,300,470
GlaxoSmithKline PLC.....................      31,681        675,056
IMI PLC.................................     226,075      1,892,924
Pearson PLC.............................      77,707      1,118,072
Royal Dutch Shell PLC (Class A).........      41,581      1,263,707
Smiths Group PLC........................      79,285      1,298,257
                                                       ------------
TOTAL UNITED KINGDOM....................                 10,160,144
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $181,079,593)...................                201,517,916
                                                       ------------
WARRANTS -- 0.0% (c)
ITALY -- 0.0% (c)
Mediobanca SpA (expiring 3/18/11) (b)
  (Cost $0).............................     247,316         38,429
                                                       ------------
SHORT TERM INVESTMENTS -- 6.8%
UNITED STATES -- 6.8%
MONEY MARKET FUNDS -- 6.8%
State Street Institutional Liquid
  Reserves Fund (d).....................      88,730         88,730
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  13,649,070     13,649,070
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,737,800)....................                 13,737,800
                                                       ------------
TOTAL INVESTMENTS -- 106.6%
  (Cost $194,817,393)...................                215,294,145
OTHER ASSETS AND
  LIABILITIES -- (6.6)%.................                (13,449,111)
                                                       ------------
NET ASSETS -- 100.0%....................               $201,845,034
                                                       ============






(a)  Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       19.7%
Oil, Gas & Consumable Fuels...........       13.6
Construction & Engineering............        9.9
Diversified Telecommunication
  Services............................        8.2
Media.................................        5.1
Pharmaceuticals.......................        4.8
Wireless Telecommunication Services...        4.4
Food & Staples Retailing..............        4.2
Metals & Mining.......................        4.1
Capital Markets.......................        3.1
Machinery.............................        3.0
Multi-Utilities.......................        2.8
Chemicals.............................        2.2
Insurance.............................        1.8
Gas Utilities.........................        1.6
Electric Utilities....................        1.5
Construction Materials................        1.3
Industrial Conglomerates..............        1.3
Textiles, Apparel & Luxury Goods......        1.1
Electrical Equipment..................        0.8
Air Freight & Logistics...............        0.7
Transportation Infrastructure.........        0.7
Household Durables....................        0.6
Real Estate Management & Development..        0.6
Professional Services.................        0.5
Real Estate Investment Trusts.........        0.5
Communications Equipment..............        0.4
Diversified Financial Services........        0.4
Office Electronics....................        0.4
Software..............................        0.4
Semiconductors & Semiconductor
  Equipment...........................        0.1
Short Term Investments................        6.8
Other Assets & Liabilities............       (6.6)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
COMMON STOCKS -- 99.4%
AUSTRALIA -- 10.3%
Alumina, Ltd. (a)(b)....................     19,402   $    32,107
Aristocrat Leisure, Ltd. (a)............      6,523        23,583
Arrow Energy, Ltd. (b)..................      8,438        31,569
Asciano Group (b).......................     38,264        62,631
ASX, Ltd. ..............................        988        31,046
Bendigo and Adelaide Bank, Ltd. ........      3,743        33,124
BlueScope Steel, Ltd. ..................     20,928        58,535
Boral, Ltd. ............................     19,317       103,368
Caltex Australia, Ltd. (b)..............      2,538        21,228
CFS Retail Property Trust (a)...........     87,057       148,760
Cochlear, Ltd. .........................      1,614       100,259
Computershare, Ltd. ....................      4,743        48,841
CSR, Ltd. (a)...........................     41,160        66,816
David Jones, Ltd. ......................      2,092        10,160
Dexus Property Group....................    114,721        87,698
Downer EDI, Ltd. .......................      1,348        11,335
Energy Resources of Australia Ltd. .....        450         9,669
Fairfax Media, Ltd. (a).................     14,100        22,065
Goodman Group...........................     65,118        37,188
GPT Group...............................     90,376        49,174
Harvey Norman Holdings, Ltd. ...........     20,560        78,031
Incitec Pivot, Ltd. ....................     17,994        57,449
Lend Lease Corp., Ltd. .................      1,078         9,957
Macquarie Airports......................     14,805        40,344
Macquarie Infrastructure Group..........     11,226        13,478
Metcash, Ltd. ..........................     31,810       127,879
Mirvac Group............................     46,544        65,719
OneSteel, Ltd. .........................     13,024        39,239
OZ Minerals, Ltd. (b)...................     39,698        42,129
Paladin Energy, Ltd. (a)(b).............     11,898        44,728
Qantas Airways, Ltd. ...................      6,734        18,108
Sims Metal Management, Ltd. ............      1,353        27,013
Sonic Healthcare, Ltd. .................     10,694       147,823
TABCORP Holdings, Ltd. .................      6,427        40,172
Tatts Group, Ltd. ......................     17,355        38,084
Toll Holdings, Ltd. ....................      9,695        76,206
Transurban Group........................      6,734        33,552
                                                      -----------
TOTAL AUSTRALIA.........................                1,889,067
                                                      -----------
AUSTRIA -- 0.8%
Andritz AG..............................      1,643        95,517
IMMOEAST AG (a)(b)......................      3,232        17,853
Wienerberger AG (b).....................      1,422        26,074
                                                      -----------
TOTAL AUSTRIA...........................                  139,444
                                                      -----------
BELGIUM -- 0.4%
Ackermans & Van Haaren NV...............      1,112        82,947
                                                      -----------
CANADA -- 8.6%
Alimentation Couche-Tard, Inc.
  (Class B).............................      4,062        80,670
Biovail Corp. (a).......................        716        10,026
Canadian Tire Corp., Ltd. (Class A).....        812        44,537
Celestica, Inc. (b).....................      1,704        16,189
Eldorado Gold Corp. (a)(b)..............      4,569        65,026
Ensign Energy Services, Inc. (a)........        628         8,986
Finning International, Inc. ............      4,332        68,925
First Quantum Minerals, Ltd. (a)........        991        75,869
Fortis, Inc. (a)........................      5,485       150,055
Franco-Nevada Corp. ....................      1,356        36,346
Gerdau Ameristeel Corp. (a).............      1,438        11,947
Gildan Activewear, Inc. (a)(b)..........      2,223        54,496
Iamgold Corp. ..........................      4,042        63,656
Inmet Mining Corp. .....................      1,098        66,801
Ivanhoe Mines, Ltd. (b).................      3,549        52,506
Lundin Mining Corp. (b).................      7,634        31,312
Metro, Inc. (a).........................      2,899       108,455
Niko Resources, Ltd. (a)................      1,098       103,060
Onex Corp. .............................      4,019        90,474
Open Text Corp. (a)(b)..................        272        11,081
Pacific Rubiales Energy Corp. (a)(b)....      2,576        37,964
Petrobank Energy & Resources, Ltd. (b)..      1,462        71,416
Red Back Mining, Inc. (a)(b)............      2,576        36,858
Silver Wheaton Corp. (b)................      4,479        67,846
Sino-Forest Corp. (a)(b)................      3,291        60,838
TMX Group, Inc. ........................      2,194        69,335
TransAlta Corp. (a).....................      1,348        30,191
Viterra, Inc. (b).......................      4,389        41,322
                                                      -----------
TOTAL CANADA............................                1,566,187
                                                      -----------
CHINA -- 0.1%
Shui On Land, Ltd. .....................     22,000        13,051
                                                      -----------
DENMARK -- 1.2%
DSV A/S (a)(b)..........................      6,213       112,609
FLSmidth & Co. A/S......................        272        19,248
Jyske Bank A/S (b)......................      2,085        81,410
                                                      -----------
TOTAL DENMARK...........................                  213,267
                                                      -----------
FINLAND -- 2.6%
Elisa Oyj...............................      4,019        92,029
Metso Oyj...............................      1,798        63,538
Neste Oil Oyj...........................        450         8,019
Nokian Renkaat Oyj (a)..................      1,348        32,879
Orion Oyj (Class B).....................      4,454        96,175
Outokumpu Oyj...........................      1,889        35,938
Pohjola Bank PLC........................      2,470        26,756
Rautaruukki Oyj.........................        900        20,841
Stora Enso Oyj (b)......................      9,654        67,593
Wartsila Oyj (a)........................        900        36,246
                                                      -----------
TOTAL FINLAND...........................                  480,014
                                                      -----------
FRANCE -- 4.3%
Air France-KLM (b)......................      1,932        30,491
Atos Origin SA (b)......................      1,645        75,726
Bourbon SA (a)..........................      1,923        72,700
Compagnie Generale de Geophysique-
  Veritas (b)...........................      1,660        35,559
EDF Energies Nouvelles SA...............        178         9,196
Euler Hermes SA.........................        134        10,053
Eurazeo.................................        178        12,472
Fonciere des Regions (a)................         88         9,012
Groupe Eurotunnel SA....................      3,919        36,773
Neopost SA (a)..........................      1,230       101,773
Nexans SA...............................        823        65,912
Nexity..................................        200         7,306
SCOR SE.................................      5,344       134,178
Valeo SA (b)............................      2,588        91,083
Wendel (a)..............................        494        30,335
Zodiac SA (a)...........................      1,691        70,674
                                                      -----------
TOTAL FRANCE............................                  793,243
                                                      -----------

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
GERMANY -- 2.6%
Bilfinger Berger AG.....................      1,362   $   105,366
GEA Group AG............................        766        17,101
Lanxess AG..............................      2,387        90,208
MTU Aero Engines Holding AG.............        222        12,164
ProSiebenSat.1 Media AG Preference
  Shares................................      2,066        23,891
Rhoen-Klinikum AG.......................      3,295        80,935
SGL Carbon AG (a)(b)....................      1,001        29,801
Sky Deutschland AG (b)..................      3,926        12,730
Solarworld AG (a).......................        988        21,731
Tognum AG...............................        944        15,711
TUI AG (b)..............................      1,348        11,295
United Internet AG (a)(b)...............      4,097        54,197
                                                      -----------
TOTAL GERMANY...........................                  475,130
                                                      -----------
GREECE -- 0.4%
Marfin Investment Group SA (b)..........      8,532        24,360
Titan Cement Co. SA.....................      1,630        47,521
                                                      -----------
TOTAL GREECE............................                   71,881
                                                      -----------
HONG KONG -- 3.1%
ASM Pacific Technology, Ltd. ...........      1,800        17,143
Chinese Estates Holdings, Ltd. .........     27,623        47,166
Fosun International.....................     16,000        11,184
Fushan International Energy
  Group, Ltd. ..........................     30,000        29,172
GCL Poly Energy Holdings, Ltd. .........     99,000        29,621
GOME Electrical Appliances Holdings,
  Ltd. (b)..............................    112,000        40,732
Hopewell Holdings.......................     30,000        97,111
Hopson Development Holdings, Ltd. ......      6,000         8,666
Melco Crown Entertainment Ltd, ADR (b)..      2,066         6,962
Mongolia Energy Co., Ltd. (b)...........     63,000        32,337
NWS Holdings, Ltd. .....................     23,405        43,164
Orient Overseas International, Ltd. ....      2,000         9,363
Shangri-La Asia, Ltd. ..................     16,000        30,126
The Link REIT...........................     54,422       139,107
Wing Hang Bank, Ltd. ...................      2,000        18,700
                                                      -----------
TOTAL HONG KONG.........................                  560,554
                                                      -----------
IRELAND -- 1.2%
Allied Irish Banks PLC (b)..............     10,780        18,560
Dragon Oil PLC (b)......................      4,709        29,457
Elan Corp. PLC (b)......................      6,290        37,903
Governor & Co. of the Bank of
  Ireland (b)...........................     12,574        23,904
Kerry Group PLC (Class A)...............      4,042       119,325
                                                      -----------
TOTAL IRELAND...........................                  229,149
                                                      -----------
ITALY -- 2.5%
Banca Popolare dell'Emilia
  Romagna Scrl..........................        900        13,507
Banca Popolare di Milano Scarl..........      7,972        56,960
Davide Campari-Milano SpA...............     14,884       155,783
EXOR SpA................................      2,964        31,235
Fondiaria-Sai SpA.......................        628        10,010
Geox SpA (a)............................      1,078         7,459
Mediolanum SpA (a)......................      1,526         9,551
Parmalat SpA............................     25,682        71,963
Pirelli & C. SpA (b)....................     37,544        22,624
Prysmian SpA............................      1,798        31,446
Saras SpA (a)...........................      8,545        26,819
Unipol Gruppo Finanziario SpA (a)(b)....      6,828         9,400
Unipol Gruppo Finanziario SpA Preference
  Shares (b)............................     16,348        14,472
                                                      -----------
TOTAL ITALY.............................                  461,229
                                                      -----------
JAPAN -- 23.7%
Advantest Corp. (a).....................      2,300        59,418
Alfresa Holdings Corp. .................      1,000        39,637
Amada Co., Ltd. (a).....................     14,000        87,373
Aozora Bank, Ltd. (b)...................     14,000        14,738
Brother Industries, Ltd. (a)............      1,800        20,515
Casio Computer Co., Ltd. (a)............      7,000        55,417
Cosmo Oil Co., Ltd. (a).................     28,000        58,650
Credit Saison Co., Ltd. (a).............      4,500        50,465
Electric Power Development Co., Ltd. ...        800        22,686
Elpida Memory, Inc. (b).................      2,400        38,825
Fuji Heavy Industries, Ltd. (b).........     20,000        96,675
Fukuoka Financial Group, Inc. (a).......     23,000        79,553
Hirose Electric Co., Ltd. (a)...........      1,000       104,302
Hitachi Metals, Ltd. ...................      1,000         9,560
Hokkaido Electric Power Co., Inc. (a)...      2,700        48,985
Hokuhoku Financial Group, Inc. (a)......     37,000        75,117
Idemitsu Kosan Co., Ltd. (a)............      1,000        58,005
IHI Corp. (a)(b)........................      5,000         7,895
Isetan Mitsukoshi Holdings, Ltd. (a)....      8,500        76,422
Isuzu Motors, Ltd. (a)(b)...............     10,000        18,583
J Front Retailing Co., Ltd. (a).........     18,000        79,081
Japan Real Estate Investment Corp. (a)..         14       102,863
JSR Corp. (a)...........................        800        16,156
Kajima Corp. (a)........................     31,000        62,270
Kawasaki Heavy Industries, Ltd. (a).....      4,000        10,054
Kawasaki Kisen Kaisha, Ltd. (a)(b)......      3,000         8,507
Keihin Electric Express Railway Co.,
  Ltd. (a)..............................     23,000       168,989
Konami Corp. (a)........................      3,100        55,144
Konica Minolta Holdings, Inc. ..........      5,000        51,131
Kuraray Co., Ltd. ......................     13,500       157,629
Kurita Water Industries, Ltd. (a).......      2,300        71,647
Makita Corp. ...........................        800        27,241
Marui Group Co., Ltd. (a)...............     12,900        79,122
Mazda Motor Corp. (a)(b)................      5,000        11,386
Mediceo Paltac Holdings Co., Ltd. ......      5,500        68,000
Mitsubishi Gas Chemical Co., Inc. ......     14,000        70,079
Mitsubishi Materials Corp. (a)(b).......      3,000         7,315
Mitsubishi Rayon Co., Ltd. (b)..........      2,000         8,013
Mitsui Chemicals, Inc. (a)..............     10,000        25,780
Mitsui Engineering & Shipbuilding Co.,
  Ltd. (a)..............................     27,000        64,386
Mitsumi Electric Co., Ltd. .............        800        14,033
Namco Bandai Holdings, Inc. (a).........      7,000        66,770
NGK Spark Plug Co., Ltd. (a)............      7,000        78,576
Nippon Mining Holdings, Inc. ...........      6,000        25,587
Nippon Paper Group, Inc. (a)............        800        20,452
Nippon Sheet Glass Co., Ltd. ...........     23,000        65,471
Nipponkoa Insurance Co., Ltd. (a).......      8,000        45,287
Nisshin Steel Co., Ltd. (a).............     27,000        47,564
NTN Corp. ..............................     18,000        80,627
Obayashi Corp. (a)......................     22,000        74,676
OJI Paper Co., Ltd. (a).................      9,000        37,607
OMRON Corp. ............................        800        14,282
SBI Holdings, Inc. (a)..................        257        45,716

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
Sega Sammy Holdings, Inc. ..............        800   $     9,573
Seiko Epson Corp. (a)...................        800        12,856
Shimano, Inc. (a).......................      2,700       107,890
Shimizu Corp. (a).......................     18,000        64,386
Shinko Electric Industries Co., Ltd. ...        800        11,446
Shinsei Bank, Ltd. (a)(b)...............     14,000        15,189
Showa Denko K.K. (a)....................     37,000        73,527
Showa Shell Sekiyu K.K. (a).............     13,800       112,066
Sojitz Corp. ...........................     16,600        31,205
Stanley Electric Co., Ltd. (a)..........      4,300        86,189
Sumitomo Heavy Industries, Ltd. (b).....      2,000        10,054
Suzuken Co., Ltd. (a)...................      1,300        42,591
Taisei Corp. ...........................     37,000        63,194
Taiyo Nippon Sanso Corp. ...............      1,000        10,570
Takashimaya Co., Ltd. (a)...............     10,000        63,591
Teijin, Ltd. (a)........................      3,000         9,668
The Bank of Kyoto, Ltd. (a).............     10,000        80,563
The Furukawa Electric Co., Ltd. (a).....     18,000        74,633
The Gunma Bank, Ltd. ...................     18,000        91,455
The Hachijuni Bank, Ltd. (a)............     23,000       133,412
The Joyo Bank, Ltd. (a).................     23,000        91,906
THK Co., Ltd. ..........................      5,100        89,734
Tokuyama Corp. .........................      2,000        11,107
Ube Industries, Ltd. ...................     31,000        84,580
Yakult Honsha Co., Ltd. (a).............        800        24,147
Yamaguchi Financial Group, Inc. ........      1,000         9,259
Yamaha Corp. ...........................      5,500        65,933
Yokogawa Electric Corp. (a).............      9,100        79,373
                                                      -----------
TOTAL JAPAN.............................                4,344,359
                                                      -----------
LUXEMBOURG -- 0.7%
Acergy SA (a)...........................      2,535        40,218
GAGFAH SA...............................        900         8,225
Oriflame Cosmetics SA SDR...............      1,278        76,697
                                                      -----------
TOTAL LUXEMBOURG........................                  125,140
                                                      -----------
NETHERLANDS -- 3.1%
Core Laboratories NV....................        632        74,652
Fugro NV................................        628        36,275
Gemalto NV (a)(b).......................      2,314       101,260
James Hardie Industries NV (b)..........      3,088        23,606
Koninklijke Boskalis Westminster NV.....      1,706        66,210
Qiagen NV (a)(b)........................      2,980        66,784
SBM Offshore NV.........................      2,617        51,721
SNS REAAL NV (b)........................      1,616         9,831
TomTom NV (a)(b)........................      1,622        14,545
Wereldhave NV...........................      1,328       127,087
                                                      -----------
TOTAL NETHERLANDS.......................                  571,971
                                                      -----------
NEW ZEALAND -- 0.2%
Contact Energy, Ltd. (a)(b).............      5,118        22,903
Fletcher Building, Ltd. ................      2,474        14,384
                                                      -----------
TOTAL NEW ZEALAND.......................                   37,287
                                                      -----------
NORWAY -- 0.7%
Aker Solutions ASA......................        900        11,755
Marine Harvest (a)(b)...................     33,988        24,893
Renewable Energy Corp. AS (a)(b)........      3,592        27,826
Storebrand ASA (b)......................      9,009        61,694
                                                      -----------
TOTAL NORWAY............................                  126,168
                                                      -----------
PORTUGAL -- 0.2%
Banco BPI SA (a)........................      7,456        22,679
Sonae (a)...............................      7,722         9,639
                                                      -----------
TOTAL PORTUGAL..........................                   32,318
                                                      -----------
SINGAPORE -- 2.4%
CapitaMall Trust........................     55,000        70,515
Fraser and Neave, Ltd. .................     43,000       128,637
Golden Agri-Resources, Ltd. (b).........     84,000        30,514
Neptune Orient Lines, Ltd. (a)..........     11,000        12,928
Olam International, Ltd. (a)............      9,096        17,234
Singapore Press Holdings, Ltd. (a)......     69,000       180,370
                                                      -----------
TOTAL SINGAPORE.........................                  440,198
                                                      -----------
SOUTH KOREA -- 4.6%
Amorepacific Corp. Preference
  Shares (b)............................         88        22,596
Cheil Industries, Inc. (b)..............        932        45,220
Daelim Industrial Co. Ltd. (b)..........        450        32,152
Daewoo Engineering & Construction Co.,
  Ltd. (b)..............................      1,962        21,566
Daewoo International Corp. (b)..........        659        18,732
Daewoo Securities Co., Ltd. ............      1,460        24,762
Daewoo Securities Co., Ltd. Preference
  Shares................................      1,418         9,583
Daewoo Shipbuilding & Marine Engineering
  Co., Ltd. (b).........................      1,260        18,936
Dongbu Insurance Co., Ltd. .............        700        19,477
Doosan Infracore Co., Ltd. (b)..........      1,000        14,041
Glovis Co., Ltd. (b)....................        178        17,349
GS Engineering & Construction
  Corp. (b).............................        360        33,543
GS Holdings Corp. (b)...................        412        11,959
Hanwha Corp. (b)........................      1,520        62,394
Hyosung Corp. (b).......................        272        19,901
Hyundai Development Co. (b).............        486        15,755
Hyundai Merchant Marine Co., Ltd. (b)...        880        20,177
Hyundai Mipo Dockyard Co., Ltd. (b).....         82         7,253
Hyundai Securities Co., Ltd. ...........      2,892        36,756
KCC Corp. ..............................         77        24,565
Kia Motors Corp. (b)....................      2,178        37,501
Korea Zinc Co., Ltd. (b)................         99        17,343
Korean Air Lines Co., Ltd. (b)..........        380        17,915
LG Household & Health Care, Ltd. (b)....         88        21,991
LS Corp. (b)............................        178        17,732
Mirae Asset Securities Co., Ltd. .......        454        25,342
NCSoft Corp. (b)........................        178        22,852
OCI Co., Ltd. (b).......................        178        33,400
Samsung Engineering Co., Ltd. (b).......        361        33,481
Samsung Securities Co., Ltd. ...........        640        34,735
Samsung Techwin Co., Ltd. (b)...........        530        41,327
SK Holdings Co., Ltd. (b)...............        360        27,515
SK Networks Co., Ltd. (b)...............        880         7,935
Woori Investment & Securities
  Co., Ltd. ............................      1,626        23,249
                                                      -----------
TOTAL SOUTH KOREA.......................                  839,035
                                                      -----------
SPAIN -- 2.5%
Bolsas y Mercados Espanoles (a).........      1,973        63,692
Ebro Puleva SA..........................      8,337       173,801
Enagas (a)..............................        900        19,918
Grifols SA (a)..........................        810        14,184
Grupo Catalana Occidente SA.............        450        10,143

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
Indra Sistemas SA.......................      6,812   $   160,872
Tecnicas Reunidas SA....................        178        10,248
                                                      -----------
TOTAL SPAIN.............................                  452,858
                                                      -----------
SWEDEN -- 2.6%
Alfa Laval AB (a).......................      2,244        31,114
Boliden AB..............................      3,142        40,529
Getinge AB (Class B) (a)................      5,558       106,099
Hexagon AB (Class B)....................      2,154        31,902
Husqvarna AB (Class B) (a)(b)...........      4,310        31,842
Industrivarden AB.......................      1,166        14,411
Kinnevik Investment AB (Class B) (a)....      2,877        43,114
Lundin Petroleum AB (a)(b)..............      5,202        41,237
Meda AB (Class A) (a)...................      2,578        23,288
Modern Times Group AB (Class B) (a).....      1,456        72,575
SSAB AB (Series A) (a)..................      2,876        49,181
                                                      -----------
TOTAL SWEDEN............................                  485,292
                                                      -----------
SWITZERLAND -- 5.1%
Aryzta AG...............................      1,259        46,950
Baloise Holding AG......................        895        74,500
Banque Cantonale Vaudoise...............         55        21,867
Basellandschaftliche Kantonalbank.......        188       188,409
Clariant AG (b).........................      4,037        47,722
EFG International AG....................      1,059        14,649
Foster Wheeler AG (b)...................      1,526        44,926
Logitech International SA (a)(b)........      1,210        20,987
Nobel Biocare Holding AG................      1,983        66,717
Panalpina Welttransport Holding AG......        255        16,231
PSP Swiss Property AG (a)(b)............      2,549       144,248
Sika AG.................................         80       124,982
Straumann Holding AG (a)................        114        32,256
Sulzer AG...............................        669        52,485
Swiss Life Holding (b)..................        272        34,732
                                                      -----------
TOTAL SWITZERLAND.......................                  931,661
                                                      -----------
UNITED KINGDOM -- 15.5%
3i Group PLC............................     12,124        55,407
Aberdeen Asset Management PLC...........      5,480        11,858
Admiral Group PLC.......................      5,101        97,942
Aggreko PLC (a).........................      7,310       109,782
AMEC PLC................................      1,616        20,668
ARM Holdings PLC........................      3,200         9,172
Ashmore Group PLC.......................      2,692        11,824
Balfour Beatty PLC......................     17,875        74,617
British Airways PLC (a)(b)..............      6,646        20,059
Bunzl PLC...............................      5,366        58,491
Burberry Group PLC......................      1,260        12,188
Cobham PLC..............................     35,053       142,362
Dana Petroleum PLC (b)..................      1,221        23,188
Drax Group PLC..........................      8,850        59,281
easyJet PLC (b).........................      2,691        15,340
FirstGroup PLC..........................      8,595        59,127
GKN PLC (b).............................     13,676        25,839
Hammerson PLC...........................      6,018        41,205
Hays PLC................................     43,675        73,420
Home Retail Group PLC...................     11,480        52,371
ICAP PLC................................      3,414        23,706
IG Group Holdings PLC...................      2,336        14,327
Inchcape PLC (b)........................     94,641        45,620
Informa PLC.............................     18,140        93,739
Inmarsat PLC............................     13,046       145,786
Intercontinental Hotels Group PLC.......      2,875        41,459
Intertek Group PLC......................      5,426       109,965
Invensys PLC............................     11,112        53,707
Investec PLC............................     12,257        84,141
ITV PLC (a)(b)..........................     42,376        35,824
Johnson Matthey PLC.....................        900        22,251
Liberty International PLC...............      2,604        21,656
Logica PLC..............................     41,936        76,998
London Stock Exchange Group PLC (a).....      2,884        33,439
Lonmin PLC (b)..........................      1,798        56,880
Pennon Group PLC........................     11,205        97,257
Persimmon PLC (b).......................      2,426        18,393
Petrofac, Ltd. .........................      2,816        47,430
Petropavlovsk PLC (b)...................      1,704        28,232
Premier Oil PLC (b).....................        450         8,030
Randgold Resources, Ltd. ...............      1,155        93,258
Rentokil Initial PLC (b)................     20,229        37,763
Resolution, Ltd. (b)....................     18,631        26,897
Rexam PLC...............................     13,121        61,574
Segro PLC...............................      8,172        45,475
Serco Group PLC.........................     14,626       125,180
Tate & Lyle PLC.........................      6,064        42,372
Taylor Wimpey PLC (b)...................     12,752         8,010
Thomas Cook Group PLC...................      5,194        19,300
Tomkins PLC.............................     26,424        82,440
Travis Perkins PLC (b)..................      1,616        22,234
Tui Travel PLC (a)......................     17,490        72,021
Virgin Media, Inc. .....................      3,346        56,313
William Hill PLC........................     13,379        40,121
Willis Group Holdings, Ltd. ............      2,538        66,952
                                                      -----------
TOTAL UNITED KINGDOM....................                2,832,891
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $17,145,206)....................               18,194,341
                                                      -----------
WARRANTS -- 0.0% (c)
FRANCE -- 0.0% (c)
Fonciere Des Regions (expiring 12/31/10)
  (a)(b)
  (Cost $0).............................         88            74
                                                      -----------
SHORT TERM INVESTMENTS -- 15.4%
UNITED STATES -- 15.4%
MONEY MARKET FUNDS -- 15.4%
State Street Institutional Liquid
  Reserves Fund (d).....................     12,879        12,879
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  2,800,719     2,800,719
                                                      -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,813,598).....................                2,813,598
                                                      -----------

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
TOTAL INVESTMENTS -- 114.8%
  (Cost $19,958,804)....................              $21,008,013
OTHER ASSETS AND
  LIABILITIES -- (14.8)%................               (2,701,713)
                                                      -----------
NET ASSETS -- 100.0%....................              $18,306,300
                                                      ===========





(a)  Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt
ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Metals & Mining.......................        6.4%
Commercial Banks......................        5.9
Chemicals.............................        5.3
Real Estate Investment Trusts.........        5.2
Machinery.............................        4.6
Oil, Gas & Consumable Fuels...........        4.1
Construction & Engineering............        3.9
Insurance.............................        3.4
Food Products.........................        3.1
Diversified Financial Services........        2.9
Media.................................        2.7
Multiline Retail......................        2.4
Capital Markets.......................        2.3
Industrial Conglomerates..............        2.3
Energy Equipment & Services...........        2.2
Road & Rail...........................        2.2
Health Care Providers & Services......        2.1
IT Services...........................        2.0
Real Estate Management & Development..        1.9
Auto Components.......................        1.8
Food & Staples Retailing..............        1.8
Hotels, Restaurants & Leisure.........        1.8
Health Care Equipment & Supplies......        1.7
Commercial Services & Supplies........        1.6
Electrical Equipment..................        1.6
Leisure Equipment & Products..........        1.4
Diversified Telecommunication
  Services............................        1.3
Aerospace & Defense...................        1.2
Electric Utilities....................        1.2
Electronic Equipment, Instruments &
  Components..........................        1.2
Trading Companies & Distributors......        1.1
Beverages.............................        1.0
Construction Materials................        1.0
Office Electronics....................        1.0
Paper & Forest Products...............        1.0
Professional Services.................        1.0
Automobiles...........................        0.9
Household Durables....................        0.9
Pharmaceuticals.......................        0.9
Independent Power Producers & Energy
  Traders.............................        0.8
Computers & Peripherals...............        0.7
Semiconductors & Semiconductor
  Equipment...........................        0.7
Transportation Infrastructure.........        0.7
Air Freight & Logistics...............        0.6
Airlines..............................        0.6
Building Products.....................        0.6
Personal Products.....................        0.5
Water Utilities.......................        0.5
Biotechnology.........................        0.4
Internet Software & Services..........        0.4
Software..............................        0.4
Textiles, Apparel & Luxury Goods......        0.4
Consumer Finance......................        0.3
Containers & Packaging................        0.3
Internet & Catalog Retail.............        0.3
Marine................................        0.3
Distributors..........................        0.2
Specialty Retail......................        0.2
Gas Utilities.........................        0.1
Household Products....................        0.1
Short Term Investments................       15.4
Other Assets & Liabilities............      (14.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedule of Investments)

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
COMMON STOCKS -- 97.6%
BRAZIL -- 8.2%
Anhanguera Educacional Participacoes
  SA (a)................................      29,254   $    417,363
Centrais Eletricas de Santa Catarina SA
  Preference Shares.....................      24,915        501,673
Companiha de Tecidos Norte de Minas
  Preference Shares.....................     118,130        362,549
Confab Industrial SA Preference Shares..     215,752        634,929
Diagnosticos da America SA..............      31,774      1,038,780
Eternit SA (b)..........................     131,285        650,701
Eternit SA (a)(b).......................      25,400        126,767
LLX Logistica SA (a)....................     193,240      1,120,730
Localiza Rent a Car SA..................      32,050        355,212
Lojas Renner SA.........................      38,583        869,844
Lupatech SA (a).........................      21,909        341,228
Magnesita Refratarios SA (a)............      55,238        457,887
Marcopolo SA Preference Shares..........     181,301        702,032
Randon SA Implementos e Participacoes
  Preference Shares.....................      81,283        726,474
Rossi Residencial SA....................      17,420        152,895
Sao Martinho SA.........................      37,740        368,047
Terna Participacoes SA..................      34,473        738,820
Totvs SA................................      20,269      1,372,041
                                                       ------------
TOTAL BRAZIL............................                 10,937,972
                                                       ------------
CHILE -- 2.5%
Almendral SA............................   4,617,689        477,927
Companiha SudAmericana de Vapores
  SA (a)................................     503,007        367,401
La Polar SA.............................     177,689      1,013,379
Masisa SA...............................   4,576,084        676,602
Vina Concha Y Toro SA...................     337,199        747,854
                                                       ------------
TOTAL CHILE.............................                  3,283,163
                                                       ------------
CHINA -- 10.9%
AAC Acoustic Technology
  Holdings, Inc. .......................     396,000        654,719
Anhui Expressway Co., Ltd. .............     948,000        660,197
BBMG Corp. (a)..........................     361,500        395,811
Brilliance China Automotive Holdings,
  Ltd. (a)..............................   2,676,000        755,791
China Green Holdings, Ltd. .............     420,000        399,198
China Hongxing Sports, Ltd. ............   1,063,000        143,858
China Huiyuan Juice Group, Ltd. ........     531,400        378,296
China Medical Technologies, Inc. ADR....      10,066        141,427
China Shanshui Cement Group, Ltd. ......     899,000        656,217
E-House China Holdings, Ltd. (a)........      10,516        190,550
Focus Media Holding, Ltd. ADR (a).......      18,636        295,381
Giant Interactive Group, Inc. ADR.......      48,949        343,622
Great Wall Motor Co., Ltd. .............     377,500        471,263
Harbin Power Equipment Co., Ltd. .......     446,000        399,177
Home Inns & Hotels Management, Inc.
  ADR (a)...............................      26,589        939,921
Huangshan Tourism Development
  Co., Ltd. ............................     285,151        388,091
Inner Mongolia Eerduosi Cashmere
  Products Co., Ltd. ...................     571,168        460,933
Metallurgical Corp. of China, Ltd. (a)..     657,000        388,910
Ports Design, Ltd. .....................     265,500        825,188
Semiconductor Manufacturing
  International Corp. (a)...............   8,061,000        519,793
Shanghai Electric Group Co., Ltd. ......   1,160,000        537,061
Shenzhen International Holdings, Ltd. ..   6,615,000        503,331
SINA Corp. (a)..........................      17,351        783,918
TPV Technology, Ltd. ...................   1,118,000        689,193
Wumart Stores, Inc. ....................     276,000        437,098
WuXi PharmaTech Cayman, Inc. ADR (a)....      13,676        218,269
Xinjiang Xinxin Mining Industry
  Co., Ltd. ............................     947,000        519,051
Zhejiang Southeast Electric Power
  Co. (a)...............................     654,800        461,634
Zhuzhou CSR Times Electric Co., Ltd. ...     531,000      1,088,838
                                                       ------------
TOTAL CHINA.............................                 14,646,736
                                                       ------------
CZECH REPUBLIC -- 0.5%
Philip Morris CR AS.....................       1,307        624,669
                                                       ------------
EGYPT -- 1.9%
Eastern Tobacco.........................      18,092        376,106
Egyptian Financial Group-Hermes
  Holding...............................      78,441        359,401
Egyptian for Tourism Resorts (a)........     414,810        124,789
Egyptian Kuwait Holding Co. ............     224,720        449,440
Misr Beni Suef Cement Co. ..............      24,302        562,715
Olympic Group Financial Investments.....      31,514        156,572
Six of October Development & Investment
  Co. (a)...............................      12,996        189,558
Suez Cement Co. ........................      39,972        335,241
                                                       ------------
TOTAL EGYPT.............................                  2,553,822
                                                       ------------
HONG KONG -- 3.2%
Chaoda Modern Agriculture
  Holdings, Ltd. .......................     781,120        836,117
China Everbright International, Ltd. ...   1,139,000        587,564
China Power International Development,
  Ltd. (a)..............................   2,359,000        593,245
China Travel International Investment
  Hong Kong, Ltd. ......................   1,908,000        570,871
Guangzhou Investment Co., Ltd. .........   2,398,000        680,367
GZI Transportation, Ltd. ...............     208,549         83,107
Lee & Man Paper Manufacturing,
  Ltd. (a)..............................     369,600        255,010
Shougang Concord International
  Enterprises Co., Ltd. ................   2,464,000        616,473
                                                       ------------
TOTAL HONG KONG.........................                  4,222,754
                                                       ------------
INDIA -- 8.5%
Amtek Auto, Ltd. .......................      67,794        253,126
Anant Raj Industries, Ltd. .............     140,819        403,983
Ashok Leyland, Ltd. ....................     590,093        627,057
Bharat Forge, Ltd. .....................     104,008        610,168
CESC, Ltd. .............................      53,962        448,765
Divi's Laboratories, Ltd. ..............      35,504        514,306
Educomp Solutions, Ltd. ................      20,714        318,222
Glenmark Pharmaceuticals, Ltd. .........      83,989        497,057
GTL, Ltd. ..............................      70,308        588,406
India Cements, Ltd. ....................      91,294        242,875
IRB Infrastructure Developers, Ltd. ....     104,706        553,512
IVRCL Infrastructures &
  Projects, Ltd. .......................     115,229        870,872
MAX India, Ltd. (a).....................      91,403        437,128
Moser Baer India, Ltd. .................     173,076        317,253
Nagarjuna Construction Co., Ltd. .......     132,901        474,085

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
Patni Computer Systems, Ltd. ...........      79,202   $    827,166
Punj Lloyd, Ltd. .......................      99,033        435,737
Sintex Industries, Ltd. ................      60,646        350,244
United Phosphorus, Ltd. ................     137,518        516,561
Welspun-Gujarat Stahl, Ltd. ............      63,262        368,955
Yes Bank, Ltd. (a)......................     196,706      1,129,892
Zee Entertainment Enterprises, Ltd. ....     108,197        594,287
                                                       ------------
TOTAL INDIA.............................                 11,379,657
                                                       ------------
INDONESIA -- 1.5%
Bakrie and Brothers Tbk PT (a)..........  25,315,000        229,034
Bank Panin Indonesia Tbk PT (a).........   7,985,000        645,939
Darma Henwa PT Tbk (a)..................  18,850,926        272,882
Energi Mega Persada Tbk PT (a)..........   6,367,500        130,807
Kalbe Farma Tbk PT......................   3,020,000        417,882
Lippo Karawaci Tbk PT (a)...............   5,744,500        311,835
                                                       ------------
TOTAL INDONESIA.........................                  2,008,379
                                                       ------------
ISRAEL -- 4.0%
Clal Industries, Ltd. ..................     175,806        998,771
Elbit Imaging, Ltd. (a).................      11,247        246,437
First International Bank of Israel,
  Ltd. (a)..............................      54,173        908,127
Isramco Negev 2 -- LP (a)...............   4,754,791        677,821
Koor Industries, Ltd. ..................      15,206        445,582
NICE Systems, Ltd. (a)..................      31,041        963,681
Orbotech, Ltd. (a)......................      52,946        496,104
Osem Investments, Ltd. .................      47,086        658,806
                                                       ------------
TOTAL ISRAEL............................                  5,395,329
                                                       ------------
MALAYSIA -- 4.1%
Alliance Financial Group Bhd............     963,600        762,662
Bursa Malaysia Bhd......................     225,500        526,211
Gamuda Bhd..............................     969,300        736,034
IGB Corp. Bhd (a).......................   1,276,500        745,619
KNM Group Bhd...........................   1,829,050        411,323
Kulim Malaysia Bhd......................     211,600        466,583
Malaysian Bulk Carriers Bhd.............     322,500        303,286
Media Prima Bhd.........................   1,102,400        537,677
Parkson Holdings Bhd....................     251,041        389,319
SP Setia Bhd............................     541,600        620,056
                                                       ------------
TOTAL MALAYSIA..........................                  5,498,770
                                                       ------------
MEXICO -- 3.0%
Axtel, SAB de CV (a)(c).................     465,448        420,334
Consorcio ARA SAB de CV (a)(c)..........     592,523        413,006
Corporacion GEO SAB de CV (a)...........     185,400        493,344
Empresas ICA SAB de CV (a)(c)...........     199,046        465,011
Grupo Aeroportuario del Sureste SAB de
  CV (c)................................     152,482        791,761
Industrias CH SAB, Series B (a).........     129,796        456,832
Promotora y Operadora de
  Infraestructura, SAB de CV (a)........     157,164        352,720
TV Azteca SAB de CV.....................   1,196,420        648,824
                                                       ------------
TOTAL MEXICO............................                  4,041,832
                                                       ------------
MOROCCO -- 0.3%
Societe Anonyme Marocaine de 1'Industrie
  du Raffinage (a)......................       5,707        394,815
                                                       ------------
PERU -- 0.2%
Sociedad Minera El Brocal SA............      17,925        273,001
                                                       ------------
PHILIPPINES -- 0.4%
Megaworld Corp. ........................  14,822,000        474,509
                                                       ------------
POLAND -- 2.3%
Agora SA (a)............................      33,180        260,181
Asseco Poland SA........................      20,731        456,028
Ciech SA (a)............................      17,246        224,185
Echo Investment SA (a)..................     196,650        286,554
Emperia Holding SA......................       6,805        193,804
Grupa Lotos SA (a)......................      40,036        444,891
LPP SA (a)..............................         476        264,472
Orbis SA (a)............................      25,663        397,809
PBG SA (a)..............................       4,715        334,797
Polimex Mostostal SA....................     196,622        272,771
                                                       ------------
TOTAL POLAND............................                  3,135,492
                                                       ------------
RUSSIA -- 1.4%
AK Transneft OAO Preference Shares......         728        611,520
Integra Group Holdings GDR (a)(c).......     124,495        373,485
LSR Group GDR (a).......................      15,162        137,974
OGK-2 OAO (a)(d)........................   3,232,191        100,521
PIK Group GDR (a).......................      68,557        284,512
Vsmpo-Avisma Corp. (d)..................       5,454        343,602
                                                       ------------
TOTAL RUSSIA............................                  1,851,614
                                                       ------------
SOUTH AFRICA -- 10.4%
Afgri, Ltd. ............................     800,209        657,446
Aquarius Platinum, Ltd. (a).............      91,032        598,302
Aveng, Ltd. ............................     112,207        607,986
Coronation Fund Managers, Ltd. .........     693,616        824,192
DataTec, Ltd. ..........................     146,720        534,976
Foschini, Ltd. .........................     141,975      1,166,263
Gold Reef Resorts, Ltd. ................     208,370        551,503
Grindrod, Ltd. .........................     225,286        543,960
Hosken Consolidated Investments,
  Ltd. (a)..............................      57,229        553,657
Investec, Ltd. .........................      62,292        450,457
JD Group, Ltd. .........................     119,008        801,602
JSE, Ltd. ..............................      66,349        543,136
Lewis Group, Ltd. ......................     123,955        892,156
Merafe Resources, Ltd. (a)..............   1,045,710        198,811
Metorex, Ltd. (a).......................     235,604        153,896
Mvelaphanda Resources, Ltd. (a).........      76,496        509,021
Netcare, Ltd. (a).......................     428,328        802,706
Northam Platinum, Ltd. .................      72,739        474,538
Reunert, Ltd. ..........................     106,650        842,193
SA Corporate Real Estate Fund...........   2,041,014        723,415
The Spar Group, Ltd. ...................      37,459        361,631
Tongaat Hulett, Ltd. ...................      18,622        250,080
Wilson Bayly Holmes-Ovcon, Ltd. ........      23,306        340,202
Woolworths Holdings, Ltd. ..............     194,997        472,680
                                                       ------------
TOTAL SOUTH AFRICA......................                 13,854,809
                                                       ------------
TAIWAN -- 28.5%
A-DATA Technology Co., Ltd. (a).........      50,000        163,358
Asia Optical Co., Inc. .................     154,540        344,013
BES Engineering Corp. ..................   1,069,000        290,436
Capital Securities Corp. (a)............     899,100        556,579
Catcher Technology Co., Ltd. ...........     152,000        424,374
Cathay Real Estate Development Co.,
  Ltd. (a)..............................     672,000        277,330
Chicony Electronics Co., Ltd. ..........     203,372        493,408
China Bills Finance Corp. ..............   3,350,000        959,387

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
China Life Insurance Co., Ltd. (a)......     672,655   $    522,604
China Petrochemical Development
  Corp. (a).............................     992,780        384,883
Chinese Gamer International Corp. ......       7,000         92,793
Clevo Co. (a)...........................     262,053        426,036
CMC Magnetics Corp. (a).................   1,369,000        353,967
Coretronic Corp. .......................     546,420        792,681
D-Link Corp. ...........................     422,904        445,580
E.Sun Financial Holding Co., Ltd. (a)...   2,585,562      1,079,170
Epistar Corp. ..........................     178,000        667,813
Everlight Electronics Co., Ltd. ........     161,503        605,920
Far Eastern Department Stores, Ltd. ....     341,629        391,989
Far Eastern International Bank (a)......   1,237,669        464,344
Faraday Technology Corp. ...............     127,323        275,465
Feng Hsin Iron & Steel Co., Ltd. .......     227,270        384,409
Formosa Taffeta Co., Ltd. ..............     613,000        496,380
Giant Manufacturing Co., Ltd. ..........     239,660        671,363
Gintech Energy Corp. (a)................     244,294        713,367
Global Unichip Corp. ...................      50,669        268,513
Goldsun Development & Construction
  Co., Ltd. ............................     843,516        388,990
Greatek Electronics, Inc. ..............     492,900        504,689
HannStar Display Corp. (a)..............   2,069,474        537,669
Himax Technologies, Inc. ADR............     135,753        376,036
Hotai Motor Co., Ltd. ..................     162,000        389,489
Inventec Co., Ltd. .....................   1,532,405        919,874
KGI Securities Co., Ltd. ...............   1,008,000        598,781
King Yuan Electronics Co., Ltd. ........     640,994        304,615
Kinsus Interconnect Technology Corp. ...     153,030        409,547
Largan Precision Co., Ltd. .............      27,220        358,281
Macronix International Co., Ltd. .......     908,656        519,881
Makalot Industrial Co., Ltd. ...........     377,000        714,279
Mitac International Corp. ..............     669,999        346,678
Nan Kang Rubber Tire Co., Ltd. (a)......     326,000        422,979
Nanya Technology Corp. (a)..............     739,948        756,489
Novatek Microelectronics Corp., Ltd. ...     165,000        551,977
Phison Electronics Corp. ...............      27,000        230,030
PixArt Imaging, Inc. ...................      20,000        168,829
Polaris Securities Co., Ltd. (a)........   1,310,920        780,773
Powertech Technology, Inc. .............     173,000        586,853
President Securities Corp. (a)..........     741,924        510,312
Prime View International Co., Ltd. (a)..     106,000        279,043
Qisda Corp. (a).........................     735,080        460,790
Realtek Semiconductor Corp. ............     159,000        469,767
RichTek Technology Corp. ...............      47,455        485,158
Ritek Corp. (a).........................   1,956,596        538,316
Ruentex Development Co., Ltd. ..........     278,000        370,261
Silicon Motion Technology Corp.
  ADR (a)...............................      31,368        106,965
Simplo Technology Co., Ltd. ............      78,530        466,490
Solar Applied Materials
  Technology Corp. .....................     104,423        268,689
Taichung Commercial Bank................     987,848        258,196
Taishin Financial Holdings Co.,
  Ltd. (a)..............................     920,000        362,420
Taiwan Business Bank (a)................   1,369,000        355,679
Taiwan Glass Industrial Corp. ..........     813,787        666,601
Tatung Co., Ltd. (a)....................   1,460,000        357,868
Teco Electric & Machinery Co., Ltd. ....   1,966,000        860,528
Tripod Technology Corp. ................     253,255        855,136
TSRC Corp. .............................     304,000        375,901
Tung Ho Steel Enterprise Corp. .........     344,258        372,942
Unimicron Technology Corp. .............     329,130        477,462
Universal Cement Corp. (a)..............     397,800        217,649
Via Technologies, Inc. (a)..............     318,062        181,977
Wafer Works Corp. ......................     129,821        236,629
Walsin Lihwa Corp. (a)..................   1,711,000        639,251
Wan Hai Lines, Ltd. (a).................     770,400        413,080
Winbond Electronics Corp. (a)...........   3,062,000        935,305
Wintek Corp. (a)........................     544,000        484,727
WPG Holdings Co., Ltd. .................     277,304        482,909
Yageo Corp. ............................   1,661,000        607,588
Yang Ming Marine Transport..............     840,899        319,429
Yosun Industrial Corp. .................     538,801        559,268
Young Fast Optoelectronics Co., Ltd. ...      29,000        318,696
Yuen Foong Yu Paper Manufacturing Co.,
  Ltd. (a)..............................   1,429,080        625,516
Yulon Motor Co., Ltd. ..................     717,462        845,656
                                                       ------------
TOTAL TAIWAN............................                 38,179,105
                                                       ------------
THAILAND -- 4.0%
BEC World PCL...........................     888,071        655,265
Cal-Comp Electronics Thailand PCL.......   4,941,886        459,504
Central Pattana PCL.....................     734,378        447,147
Charoen Pokphand Foods PCL..............   3,365,568      1,150,794
Glow Energy PCL.........................     264,821        262,120
Hana Microelectronics PCL...............   1,252,950        781,684
Minor International PCL.................     764,327        259,055
Thanachart Capital PCL..................   1,565,578      1,037,771
Thoresen Thai Agencies PCL..............     413,038        337,591
                                                       ------------
TOTAL THAILAND..........................                  5,390,931
                                                       ------------
TURKEY -- 1.8%
Albaraka Turk Katilim Bankasi...........     290,088        427,696
Kardemir Karabuk Demir Celik Sanayi ve
  Ticaret AS (a)........................     488,266        208,473
Petkim Petrokimya Holding AS (a)........      98,612        480,248
Sekerbank TAS (a).......................     144,502        248,717
Turk Hava Yollari Anonim Ortakligi......     278,395      1,058,642
                                                       ------------
TOTAL TURKEY............................                  2,423,776
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $114,241,488)...................                130,571,135
                                                       ------------
RIGHTS -- 0.0% (e)
EGYPT -- 0.0% (e)
Six of October Development & Investment
  Co. (expiring
  1/20/10) (a)
  (Cost $0).............................       3,338          6,086
                                                       ------------

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                      ----------   ------------
SHORT TERM INVESTMENTS -- 2.1%
UNITED STATES -- 2.1%
MONEY MARKET FUNDS -- 2.1%
State Street Institutional Liquid
  Reserves Fund (f)(g)..................   2,493,176   $  2,493,176
State Street Navigator Securities
  Lending Prime Portfolio (g)(h)........     277,703        277,703
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,770,879).....................                  2,770,879
                                                       ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $117,012,367)...................                133,348,100
OTHER ASSETS AND
  LIABILITIES -- 0.3%...................                    463,174
                                                       ------------
NET ASSETS -- 100.0%....................               $133,811,274
                                                       ============





(a)  Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)  Security, or portion thereof, was on loan at December 31, 2009.
(d) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)  Amount shown represents less than 0.05% of net assets.
(f) Security, or a portion thereof, is designated on the Fund's books or pledged as collateral for futures contracts.
(g) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At December 31, 2009, open futures contracts purchased were as follows:

                     EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                 DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------              ----------  ---------  ----------  ----------  ------------
MSCI Taiwan
  Index Futures....    1/28/10       95     $2,735,898  $2,808,200     $72,302

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Semiconductors & Semiconductor
  Equipment...........................        6.3%
Electronic Equipment, Instruments &
  Components..........................        6.0
Commercial Banks......................        5.0
Metals & Mining.......................        4.7
Construction & Engineering............        4.5
Computers & Peripherals...............        4.4
Capital Markets.......................        4.1
Food Products.........................        3.9
Real Estate Management & Development..        3.6
Construction Materials................        3.4
Electrical Equipment..................        3.2
Industrial Conglomerates..............        2.6
Hotels, Restaurants & Leisure.........        2.4
Software..............................        2.4
Specialty Retail......................        2.4
Textiles, Apparel & Luxury Goods......        2.4
Multiline Retail......................        2.3
Media.................................        2.2
Transportation Infrastructure.........        2.0
Machinery.............................        1.8
Chemicals.............................        1.7
Marine................................        1.7
Automobiles...........................        1.6
Health Care Providers & Services......        1.4
Household Durables....................        1.4
Electric Utilities....................        1.3
Oil, Gas & Consumable Fuels...........        1.2
Paper & Forest Products...............        1.2
Independent Power Producers & Energ
  Traders.............................        1.1
IT Services...........................        1.1
Auto Components.......................        1.0
Pharmaceuticals.......................        0.9
Airlines..............................        0.8
Building Products.....................        0.8
Communications Equipment..............        0.8
Consumer Finance......................        0.8
Diversified Financial Services........        0.8
Leisure Equipment & Products..........        0.8
Tobacco...............................        0.8
Diversified Telecommunication
  Services............................        0.7
Food & Staples Retailing..............        0.7
Beverages.............................        0.6
Energy Equipment & Services...........        0.6
Internet Software & Services..........        0.6
Diversified Consumer Services.........        0.5
Gas Utilities.........................        0.5
Life Sciences Tools & Services........        0.5
Real Estate Investment Trusts.........        0.5
Air Freight & Logistics...............        0.4
Commercial Services & Supplies........        0.4
Insurance.............................        0.4
Road & Rail...........................        0.3
Health Care Equipment & Supplies......        0.1
Short Term Investments................        2.1
Other Assets & Liabilities............        0.3
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs except for OGK-2 OAO, which was Level 2 and part of the Independent Power Producers & Energy Traders Industry, representing 0.08% of net assets and Vsmpo-Avisma Corp., which was Level 2 and part of the Metals & Mining Industry, representing 0.26% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 9.7%
Abacus Property Group...................    277,879   $    111,210
Babcock & Brown Japan Property
  Trust (a).............................    108,781         38,644
Bunnings Warehouse Property Trust.......     62,484        104,523
CFS Retail Property Trust (a)...........    343,918        587,675
Commonwealth Property Office Fund (a)...    340,166        296,750
Dexus Property Group....................    917,144        701,109
Goodman Group...........................  1,163,720        664,586
GPT Group...............................  1,935,909      1,053,341
ING Industrial Fund (a)(b)..............    489,400        211,268
ING Office Fund.........................    505,712        291,080
Macquarie CountryWide Trust (a).........    290,225        152,693
Macquarie Office Trust..................    941,468        262,480
Westfield Group.........................    454,103      5,121,306
                                                      ------------
TOTAL AUSTRALIA.........................                 9,596,665
                                                      ------------
AUSTRIA -- 1.2%
Atrium European Real Estate, Ltd. ......     41,957        282,930
CA Immobilien Anlagen AG (b)............     16,387        185,739
IMMOEAST AG (a)(b)......................     78,939        436,042
Immofinanz AG (a)(b)....................     84,859        304,378
                                                      ------------
TOTAL AUSTRIA...........................                 1,209,089
                                                      ------------
BELGIUM -- 0.6%
Befimmo S.C.A. .........................      2,845        252,259
Cofinimmo...............................      2,288        323,708
                                                      ------------
TOTAL BELGIUM...........................                   575,967
                                                      ------------
CANADA -- 4.8%
Artis REIT..............................      3,778         41,011
Boardwalk REIT..........................      4,948        174,869
Brookfield Asset Management, Inc.
  (Class A).............................    106,931      2,385,764
Brookfield Properties Corp. ............     54,071        655,341
Calloway REIT...........................      8,348        155,358
Canadian Apartment Properties REIT......      7,118         95,463
Canadian REIT...........................      6,763        174,954
Chartwell Seniors Housing REIT..........     13,033         87,396
Extendicare REIT........................      7,296         66,255
First Capital Realty, Inc. (a)..........      7,282        150,454
H&R REIT................................     15,073        222,137
Primaris Retail REIT....................      6,564        101,057
RioCan REIT.............................     23,983        454,106
                                                      ------------
TOTAL CANADA............................                 4,764,165
                                                      ------------
CHINA -- 1.9%
Hong Kong Land Holdings, Ltd. (a).......    255,000      1,262,250
Kerry Properties, Ltd. .................    128,635        655,281
                                                      ------------
TOTAL CHINA.............................                 1,917,531
                                                      ------------
FRANCE -- 6.2%
Fonciere des Regions (a)................      5,083        520,562
Gecina SA...............................      4,365        476,840
Klepierre (a)...........................     18,321        746,261
SILIC (a)...............................      1,780        217,078
Unibail-Rodamco SE......................     19,037      4,198,057
                                                      ------------
TOTAL FRANCE............................                 6,158,798
                                                      ------------
GERMANY -- 0.1%
IVG Immobilien AG (b)...................     15,581        119,598
                                                      ------------
HONG KONG -- 4.7%
Champion REIT...........................    365,110        155,385
GZI REIT................................    155,000         58,770
Hang Lung Group, Ltd. ..................    174,996        872,266
Hang Lung Properties, Ltd. .............    382,018      1,507,567
Hysan Development Co., Ltd. ............    127,371        362,202
Prosperity REIT.........................    241,000         41,337
The Link REIT...........................    451,954      1,155,232
Wheelock & Co., Ltd. ...................    173,016        531,049
                                                      ------------
TOTAL HONG KONG.........................                 4,683,808
                                                      ------------
ITALY -- 0.1%
Beni Stabili SpA........................     82,343         67,931
                                                      ------------
JAPAN -- 9.2%
Aeon Mall Co., Ltd. (a).................     16,600        319,893
DA Office Investment Corp. (a)..........         52        110,485
Daibiru Corp. (a).......................     12,300         87,994
Frontier Real Estate Investment
  Corp. (a).............................         30        212,686
Fukuoka REIT Corp. .....................         19         99,189
Global One REIT (a).....................         20        135,131
Hankyu REIT, Inc. (a)...................         18         68,640
Heiwa Real Estate Co., Ltd. ............     32,000        102,433
Japan Excellent, Inc. ..................         29        128,654
Japan Hotel and Resort, Inc. ...........         18         25,000
Japan Office Investment Corp. ..........         29         28,347
Japan Prime Realty Investment Corp. ....        129        266,882
Japan Real Estate Investment Corp. (a)..        102        749,428
Japan Retail Fund Investment Corp. (a)..         81        362,823
Kenedix Realty Investment Corp. ........         49        133,691
Mitsui Fudosan Co., Ltd. ...............    184,000      3,079,349
Mori Hills REIT Investment Corp. .......         21         64,312
Mori Trust Sogo REIT, Inc. (a)..........         23        185,048
Nippon Building Fund, Inc. .............        113        856,953
Nippon Commercial Investment Corp. (a)..         56         81,508
Nippon Residential Investment Corp. ....         52        126,684
Nomura Real Estate Office Fund, Inc. ...         60        324,829
NTT Urban Development Corp. ............        227        150,204
Orix JREIT, Inc. (a)....................         52        258,059
Premier Investment Co. .................         28         91,433
Shoei Co., Ltd. (a).....................      7,900         59,911
TOC Co., Ltd. ..........................     20,700         78,268
Tokyu Land Corp. .......................     95,000        348,998
Tokyu REIT, Inc. (a)....................         36        192,577
Top REIT, Inc. .........................         33        146,399
United Urban Investment Corp. ..........         42        221,064
                                                      ------------
TOTAL JAPAN.............................                 9,096,872
                                                      ------------
NETHERLANDS -- 1.6%
Corio NV................................     15,934      1,090,255
Eurocommercial Properties NV............      7,317        302,344
VastNed Retail NV.......................      3,811        250,618
                                                      ------------
TOTAL NETHERLANDS.......................                 1,643,217
                                                      ------------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (a).................    165,727         91,649
Goodman Property Trust (a)..............    131,789        102,609
ING Property Trust (a)..................    116,416         68,615
Kiwi Income Property Trust..............    172,926        130,863
                                                      ------------
TOTAL NEW ZEALAND.......................                   393,736
                                                      ------------

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
SINGAPORE -- 3.8%
Ascendas REIT...........................    271,000   $    428,519
Cambridge Industrial Trust..............    150,000         48,079
CapitaCommercial Trust..................    336,000        280,010
CapitaLand, Ltd. .......................    521,500      1,560,098
CapitaMall Trust........................    420,086        538,591
Frasers Commercial Trust (a)............    550,352         54,880
Guocoland, Ltd. ........................     51,000         82,460
Mapletree Logistics Trust...............    226,000        126,365
Singapore Land, Ltd. (a)................     27,000        126,351
Starhill Global REIT....................    215,000         80,398
Suntec REIT (a).........................    339,000        325,973
United Industrial Corp., Ltd. ..........     83,000        123,559
                                                      ------------
TOTAL SINGAPORE.........................                 3,775,283
                                                      ------------
SOUTH AFRICA -- 0.4%
Capital Property Fund...................     76,836         74,084
Fountainhead Property Trust.............    207,840        177,816
SA Corporate Real Estate Fund...........    171,394         60,749
Sycom Property Fund.....................     21,252         55,700
                                                      ------------
TOTAL SOUTH AFRICA......................                   368,349
                                                      ------------
SPAIN -- 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)............        178             --
                                                      ------------
SWEDEN -- 0.7%
Castellum AB (a)........................     33,513        340,288
Fabege AB...............................     30,620        193,838
Kungsleden AB...........................     28,483        196,267
                                                      ------------
TOTAL SWEDEN............................                   730,393
                                                      ------------
SWITZERLAND -- 1.1%
PSP Swiss Property AG (a)(b)............      8,801        498,049
Swiss Prime Site AG (b).................     10,391        583,002
                                                      ------------
TOTAL SWITZERLAND.......................                 1,081,051
                                                      ------------
UNITED KINGDOM -- 7.5%
Big Yellow Group PLC (b)................     19,654        112,353
British Land Co. PLC....................    181,705      1,408,445
Derwent London PLC......................     21,035        448,382
Grainger PLC............................     86,437        178,666
Great Portland Estates PLC..............     65,245        302,491
Hammerson PLC...........................    145,422        995,699
Land Securities Group PLC...............    159,728      1,766,866
Liberty International PLC...............    119,900        997,145
Segro PLC...............................    153,219        852,628
Shaftesbury PLC (a).....................     47,076        299,217
Workspace Group PLC.....................    169,809         63,755
                                                      ------------
TOTAL UNITED KINGDOM....................                 7,425,647
                                                      ------------
UNITED STATES -- 45.6%
Acadia Realty Trust.....................      8,276        139,616
Alexander's, Inc. (b)...................        549        167,127
Alexandria Real Estate Equities, Inc. ..      9,050        581,824
AMB Property Corp. .....................     30,510        779,530
American Campus Communities, Inc. ......     10,998        309,044
Apartment Investment & Management Co.
  (Class A).............................     24,388        388,257
Ashford Hospitality Trust (b)...........     12,889         59,805
Avalonbay Communities, Inc. ............     17,004      1,396,198
BioMed Realty Trust, Inc. ..............     20,104        317,241
Boston Properties, Inc. ................     28,930      1,940,335
Brandywine Realty Trust.................     26,831        305,873
BRE Properties, Inc. ...................     11,296        373,672
Camden Property Trust...................     13,380        566,911
CBL & Associates Properties, Inc. ......     28,767        278,177
Cedar Shopping Centers, Inc. ...........     10,830         73,644
Colonial Properties Trust...............     13,837        162,308
Corporate Office Properties Trust.......     12,106        443,443
Cousins Properties, Inc. ...............     17,312        132,091
DCT Industrial Trust, Inc. .............     43,678        219,264
Developers Diversified Realty Corp. ....     26,564        245,983
DiamondRock Hospitality Co. ............     24,678        209,023
Digital Realty Trust, Inc. .............     14,618        734,993
Douglas Emmett, Inc. ...................     25,344        361,152
Duke Realty Corp. ......................     46,705        568,400
DuPont Fabros Technology, Inc. .........      8,707        156,639
EastGroup Properties, Inc. .............      5,417        207,363
Education Realty Trust, Inc. ...........     11,393         55,142
Equity Lifestyle Properties, Inc. ......      6,337        319,828
Equity One, Inc. .......................      8,162        131,980
Equity Residential......................     57,148      1,930,459
Essex Property Trust, Inc. .............      6,076        508,257
Extra Space Storage, Inc. ..............     18,037        208,327
Federal Realty Investment Trust.........     12,711        860,789
FelCor Lodging Trust, Inc. (b)..........     13,967         50,281
First Industrial Realty Trust,
  Inc. (b)..............................     11,224         58,701
First Potomac Realty Trust..............      6,132         77,079
Forest City Enterprises, Inc. (Class
  A) (b)................................     25,227        297,174
Franklin Street Properties Corp. .......     14,855        217,032
HCP, Inc. ..............................     60,680      1,853,167
Health Care REIT, Inc. .................     25,641      1,136,409
Healthcare Realty Trust, Inc. ..........     12,274        263,400
Hersha Hospitality Trust................     11,784         37,002
Highwoods Properties, Inc. .............     14,786        493,113
Home Properties, Inc. ..................      7,025        335,163
Hospitality Properties Trust............     25,484        604,226
Host Hotels & Resorts, Inc. (b).........    131,821      1,538,351
HRPT Properties Trust...................     47,040        304,349
Inland Real Estate Corp. ...............     15,289        124,605
Kilroy Realty Corp. ....................      9,004        276,153
Kimco Realty Corp. .....................     83,831      1,134,233
Kite Realty Group Trust.................     13,500         54,945
LaSalle Hotel Properties................     13,228        280,830
Liberty Property Trust..................     23,298        745,769
Mack-Cali Realty Corp. .................     16,346        565,081
Mid-America Apartment
  Communities, Inc. ....................      6,025        290,887
Nationwide Health Properties, Inc. .....     23,418        823,845
Parkway Properties, Inc. ...............      4,603         95,834
Pennsylvania Real Estate
  Investment Trust......................      9,307         78,737
Post Properties, Inc. ..................     10,111        198,176
ProLogis................................     98,741      1,351,764
PS Business Parks, Inc. ................      3,921        196,246
Public Storage..........................     26,824      2,184,815
Ramco-Gershenson Properties Trust.......      6,218         59,320
Regency Centers Corp. ..................     18,429        646,121
Saul Centers, Inc. .....................      1,587         51,990
Senior Housing Properties Trust.........     26,493        579,402
Simon Property Group, Inc. .............     59,564      4,753,207
SL Green Realty Corp. ..................     16,032        805,448
Sovran Self Storage, Inc. ..............      5,615        200,624
Sun Communities, Inc. ..................      3,684         72,759

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ---------   ------------
Sunstone Hotel Investors, Inc. (b)......     19,859   $    176,348
Tanger Factory Outlet Centers, Inc. ....      8,308        323,929
Taubman Centers, Inc. ..................     10,978        394,220
The Macerich Co. .......................     19,763        710,480
U-Store-It Trust........................     16,307        119,367
UDR, Inc. ..............................     31,889        524,255
Universal Health Realty Income Trust....      2,354         75,399
Ventas, Inc. ...........................     32,658      1,428,461
Vornado Realty Trust....................     37,591      2,629,115
Washington Real Estate
  Investment Trust......................     12,458        343,218
Weingarten Realty Investors.............     24,957        493,898
                                                      ------------
TOTAL UNITED STATES.....................                45,187,623
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $81,458,541)....................                98,795,723
                                                      ------------
SHORT TERM INVESTMENTS -- 3.7%
UNITED STATES -- 3.7%
MONEY MARKET FUNDS -- 3.7%
State Street Institutional Liquid
  Reserves Fund (f).....................     99,805         99,805
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  3,581,301      3,581,301
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,681,106).....................                 3,681,106
                                                      ------------
TOTAL INVESTMENTS -- 103.3%
  (Cost $85,139,647)....................               102,476,829
OTHER ASSETS AND
  LIABILITIES -- (3.3)%.................                (3,315,713)
                                                      ------------
NET ASSETS -- 100.0%....................              $ 99,161,116
                                                      ============





(a)  Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Company has filed for insolvency.
(e) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Retail REITs..........................       30.9%
Real Estate Management & Development..       18.4
Office REITs..........................       14.2
Specialized REITs.....................       12.2
Diversified REITs.....................       11.7
Residential REITs.....................        7.7
Industrial REITs......................        4.5
Short Term Investments................        3.7
Other Assets & Liabilities............       (3.3)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs except for Martinsa-Fadesa
      SA, which was Level 3 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------   ----------
COMMON STOCKS -- 99.4%
AUSTRALIA -- 2.3%
Aristocrat Leisure, Ltd. ...............   4,818   $   17,419
Crown, Ltd. ............................   4,663       33,717
Fairfax Media, Ltd. ....................  21,960       34,365
Tatts Group, Ltd. ......................  12,319       27,033
                                                   ----------
TOTAL AUSTRALIA.........................              112,534
                                                   ----------
AUSTRIA -- 0.4%
BWIN Interactive Entertainment AG (a)...     300       17,966
                                                   ----------
BELGIUM -- 1.0%
S.A. D'Ieteren NV.......................     118       47,252
                                                   ----------
CANADA -- 4.4%
Canadian Tire Corp., Ltd. (Class A).....     627       34,390
Gildan Activewear, Inc. (a).............     738       18,092
Magna International, Inc. (Class A).....     592       30,076
Shaw Communications, Inc. ..............   2,087       43,139
Thomson Reuters Corp. ..................   2,086       67,553
Tim Hortons, Inc. ......................     700       21,454
                                                   ----------
TOTAL CANADA............................              214,704
                                                   ----------
CHINA -- 0.3%
Giordano International, Ltd. ...........  50,000       14,831
                                                   ----------
FINLAND -- 0.9%
Nokian Renkaat Oyj......................     561       13,683
SanomaWSOY Oyj..........................   1,422       32,154
                                                   ----------
TOTAL FINLAND...........................               45,837
                                                   ----------
FRANCE -- 11.6%
Accor SA................................     822       45,111
Cie Generale des Etablissements
  Michelin..............................     725       55,734
Havas SA................................   5,272       21,111
Hermes International....................     267       35,745
Lagardere SCA...........................     650       26,495
LVMH Moet Hennessy Louis Vuitton SA.....     932      104,809
Peugeot SA (a)..........................     829       28,147
PPR.....................................     370       44,719
Renault SA (a)..........................     787       40,875
Sodexo..................................     588       33,631
Vivendi.................................   4,579      136,617
                                                   ----------
TOTAL FRANCE............................              572,994
                                                   ----------
GERMANY -- 8.0%
Adidas AG...............................     925       50,126
Bayerische Motoren Werke AG.............   1,319       60,179
Daimler AG..............................   3,388      180,973
Porsche Automobil Holding SE............     379       23,785
TUI AG (a)..............................   1,366       11,446
Volkswagen AG...........................     314       34,689
Volkswagen AG Preference Share..........     350       33,012
                                                   ----------
TOTAL GERMANY...........................              394,210
                                                   ----------
GREECE -- 0.8%
Jumbo SA................................   1,482       18,860
OPAP SA.................................     874       19,236
                                                   ----------
TOTAL GREECE............................               38,096
                                                   ----------
HONG KONG -- 3.0%
Belle International Holdings Ltd. ......  18,000       21,031
Esprit Holdings, Ltd. ..................   5,840       38,976
GOME Electrical Appliances Holdings,
  Ltd. (a)..............................  37,000       13,504
Li & Fung, Ltd. ........................  12,000       49,909
Shangri-La Asia, Ltd. ..................   8,000       15,063
Skyworth Digital Holdings Ltd. .........  10,000       10,266
                                                   ----------
TOTAL HONG KONG.........................              148,749
                                                   ----------
ITALY -- 2.7%
Fiat SpA (a)............................   3,783       55,634
Lottomatica SpA.........................   1,177       23,692
Mediaset SpA............................   4,100       33,736
Pirelli & C. SpA (a)....................  35,652       21,484
                                                   ----------
TOTAL ITALY.............................              134,546
                                                   ----------
JAPAN -- 35.9%
Aisin Seiki Co., Ltd. ..................   1,100       31,312
Aoyama Trading Co., Ltd. ...............   2,000       25,436
Benesse Corp. ..........................     600       25,071
Bridgestone Corp. ......................   3,100       54,145
Casio Computer Co., Ltd. ...............   1,900       15,042
Denso Corp. ............................   1,700       50,765
Dentsu, Inc. ...........................   1,500       34,400
Fast Retailing Co., Ltd. ...............     300       56,297
Fuji Heavy Industries, Ltd. (a).........   6,000       29,003
Gunze, Ltd. ............................   7,000       25,641
Honda Motor Co., Ltd. ..................   5,600      187,078
Isetan Mitsukoshi Holdings, Ltd. .......   2,600       23,376
Isuzu Motors, Ltd. (a)..................   6,000       11,150
Makita Corp. ...........................     900       30,646
Mazda Motor Corp. (a)...................   7,000       15,941
Mitsubishi Motors Corp. (a).............  17,000       23,374
Namco Bandai Holdings, Inc. ............   2,000       19,077
Nikon Corp. ............................   2,000       39,272
Nissan Motor Co., Ltd. (a)..............   8,000       69,606
Panasonic Corp. ........................   7,000       99,629
PARIS MIKI HOLDINGS, Inc. ..............   2,000       16,757
Rakuten, Inc. (a).......................      31       23,543
Resorttrust, Inc. ......................   2,200       25,900
Sanyo Electric Co., Ltd. (a)............  10,000       18,368
Sekisui Chemical Co., Ltd. .............   4,000       24,749
Sekisui House, Ltd. ....................   3,000       27,037
Sharp Corp. ............................   4,000       50,142
Shimano, Inc. ..........................     600       23,976
Sony Corp. .............................   3,700      106,117
Stanley Electric Co., Ltd. .............   1,200       24,053
Sumitomo Forestry Co., Ltd. ............   3,400       25,565
Suzuki Motor Corp. .....................   1,800       44,084
Toyobo Co., Ltd. .......................  17,000       26,661
Toyota Industries Corp. ................   1,000       29,594
Toyota Motor Corp. .....................   9,700      404,275
Yamada Denki Co., Ltd. .................     500       33,622
                                                   ----------
TOTAL JAPAN.............................            1,770,704
                                                   ----------
LUXEMBOURG -- 0.7%
SES.....................................   1,421       32,121
                                                   ----------
NETHERLANDS -- 1.8%
Reed Elsevier NV........................   3,632       44,820
Wolters Kluwer NV.......................   1,986       43,596
                                                   ----------
TOTAL NETHERLANDS.......................               88,416
                                                   ----------
NORWAY -- 0.4%
Schibsted ASA (a).......................     956       21,530
                                                   ----------

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------   ----------
SINGAPORE -- 1.4%
Genting International PLC (a)...........  24,000   $   22,223
Jardine Cycle & Carriage Ltd. ..........   1,000       19,231
Singapore Press Holdings, Ltd. .........  10,000       26,141
                                                   ----------
TOTAL SINGAPORE.........................               67,595
                                                   ----------
SOUTH KOREA -- 4.6%
Hyundai Mobis (a).......................     300       44,054
Hyundai Motor Co. (a)...................     837       86,973
Kia Motors Corp. (a)....................   1,100       18,940
LG Electronics, Inc. ...................     464       48,413
Lotte Shopping Co. Ltd. (a).............     100       29,713
                                                   ----------
TOTAL SOUTH KOREA.......................              228,093
                                                   ----------
SPAIN -- 1.3%
Industria de Diseno Textil SA...........     882       54,908
La Seda de Barcelona SA (Class
  B) (a)(b).............................  23,359           --
NH Hoteles SA (a).......................   2,076       11,080
                                                   ----------
TOTAL SPAIN.............................               65,988
                                                   ----------
SWEDEN -- 2.9%
Electrolux AB (a).......................   2,140       50,202
Hennes & Mauritz AB (Class B)...........   1,676       93,282
                                                   ----------
TOTAL SWEDEN............................              143,484
                                                   ----------
SWITZERLAND -- 2.0%
Cie Financiere Richemont SA (Class A)...     974       32,723
Swatch Group AG.........................     259       65,617
                                                   ----------
TOTAL SWITZERLAND.......................               98,340
                                                   ----------
UNITED KINGDOM -- 13.0%
British Sky Broadcasting Group PLC......   5,280       47,918
Burberry Group PLC......................   2,100       20,313
Carnival PLC (a)........................   1,058       36,477
Compass Group PLC.......................   8,251       59,319
GKN PLC (a).............................   7,300       13,792
Home Retail Group PLC...................   5,828       26,587
Informa PLC.............................   3,700       19,120
ITV PLC (a).............................  17,000       14,371
Kingfisher PLC..........................  14,174       52,416
Marks & Spencer Group PLC...............   7,561       49,084
Next PLC................................   1,276       42,921
Pearson PLC.............................   4,836       69,582
Reed Elsevier PLC.......................   5,517       45,570
Tui Travel PLC..........................   5,923       24,390
Virgin Media, Inc. .....................   1,697       28,561
Whitbread PLC...........................   1,486       33,859
WPP Group PLC...........................   5,619       55,305
                                                   ----------
TOTAL UNITED KINGDOM....................              639,585
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $5,004,146).....................            4,897,575
                                                   ----------
SHORT TERM INVESTMENTS -- 0.0% (c)
UNITED STATES -- 0.0% (c)
MONEY MARKET FUND -- 0.0% (c)
State Street Institutional Liquid
  Reserves Fund (d)
  (Cost $1,385).........................   1,385        1,385
                                                   ----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $5,005,531).....................            4,898,960
OTHER ASSETS AND
  LIABILITIES -- 0.6%...................               27,835
                                                   ----------
NET ASSETS -- 100.0%....................           $4,926,795
                                                   ==========





(a)  Non-income producing security.
(b) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(c)  Amount shown represents less than 0.05% of net assets.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Automobiles...........................       27.3%
Media.................................       17.8
Household Durables....................       10.3
Hotels, Restaurants & Leisure.........        9.7
Specialty Retail......................        8.9
Textiles, Apparel & Luxury Goods......        7.7
Auto Components.......................        7.5
Multiline Retail......................        4.6
Distributors..........................        2.4
Leisure Equipment & Products..........        1.7
Internet & Catalog Retail.............        1.0
Diversified Consumer Services.........        0.5
Containers & Packaging................        0.0***
Short Term Investments................        0.0***
Other Assets & Liabilities............        0.6
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs expect for La Seda de
       Barcelona SA, which was Level 3 and part of the Containers & Packaging Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 99.5%
AUSTRALIA -- 8.9%
Coca-Cola Amatil, Ltd. .........       7,862   $   81,525
Foster's Group, Ltd. ...........      20,564      101,718
Wesfarmers, Ltd. ...............       7,806      219,526
Woolworths, Ltd. ...............       8,860      223,111
                                               ----------
TOTAL AUSTRALIA.................                  625,880
                                               ----------
BELGIUM -- 4.1%
Anheuser-Busch InBev NV.........       4,035      210,698
Anheuser-Busch InBev NV -- VVPR
  Strip (a).....................       2,040           15
Delhaize Group..................       1,032       79,393
                                               ----------
TOTAL BELGIUM...................                  290,106
                                               ----------
CANADA -- 2.5%
Loblaw Co., Ltd. ...............       1,987       64,215
Shoppers Drug Mart Corp. .......       2,090       90,530
Viterra, Inc. (a)...............       1,971       18,556
                                               ----------
TOTAL CANADA....................                  173,301
                                               ----------
DENMARK -- 0.9%
Carlsberg A/S (Class B).........         897       66,416
                                               ----------
FINLAND -- 0.5%
Kesko Oyj (Class B).............       1,153       38,180
                                               ----------
FRANCE -- 10.6%
Carrefour SA....................       3,398      163,614
Casino Guichard-Perrachon SA....         589       52,842
Danone SA.......................       4,043      248,444
L'Oreal SA......................       1,489      166,635
Pernod - Ricard SA..............       1,377      118,361
                                               ----------
TOTAL FRANCE....................                  749,896
                                               ----------
GERMANY -- 2.7%
Beiersdorf AG...................         941       62,010
Henkel AG & Co. KGaA Preference
  Shares........................       2,399      125,391
                                               ----------
TOTAL GERMANY...................                  187,401
                                               ----------
IRELAND -- 0.4%
Kerry Group PLC (Class A).......         881       26,008
                                               ----------
ITALY -- 0.8%
Parmalat SpA....................      20,117       56,369
                                               ----------
JAPAN -- 11.7%
Aeon Co., Ltd. .................       5,600       45,236
Ajinomoto Co., Inc. ............       6,000       56,394
Asahi Breweries, Ltd. ..........       4,600       84,593
Japan Tobacco, Inc. ............          34      114,313
Kao Corp. ......................       5,000      116,816
Kirin Holdings Co., Ltd. .......       7,000      112,036
Lawson, Inc. ...................       1,400       61,657
Nichirei Corp. .................      10,000       34,588
Seven & I Holdings Co., Ltd. ...       4,900       99,848
Shiseido Co., Ltd. .............       3,800       72,698
UNY Co., Ltd. ..................       3,800       26,573
                                               ----------
TOTAL JAPAN.....................                  824,752
                                               ----------
LUXEMBOURG -- 0.3%
Oriflame Cosmetics SA SDR.......         291       17,464
                                               ----------
NETHERLANDS -- 7.6%
Heineken NV.....................       1,927       91,970
Koninklijke Ahold NV............       8,055      107,017
Unilever NV.....................      10,310      336,524
                                               ----------
TOTAL NETHERLANDS...............                  535,511
                                               ----------
NORWAY -- 0.2%
Marine Harvest (a)..............      19,345       14,169
                                               ----------
SINGAPORE -- 1.4%
Golden Agri-Resources, Ltd.
  (a)...........................      62,105       22,560
Wilmar International, Ltd. .....      17,000       77,859
                                               ----------
TOTAL SINGAPORE.................                  100,419
                                               ----------
SPAIN -- 1.1%
Ebro Puleva SA..................       3,432       71,546
SOS Cuetara SA (a)..............       2,800        8,798
                                               ----------
TOTAL SPAIN.....................                   80,344
                                               ----------
SWEDEN -- 0.7%
Swedish Match AB................       2,244       49,311
                                               ----------
SWITZERLAND -- 16.2%
Lindt & Spruengli AG............          30       64,426
Nestle SA.......................      22,279    1,081,892
                                               ----------
TOTAL SWITZERLAND...............                1,146,318
                                               ----------
UNITED KINGDOM -- 28.9%
British American Tobacco PLC....      10,609      345,465
Cadbury PLC.....................       9,829      126,582
Diageo PLC......................      15,563      272,430
Imperial Tobacco Group PLC......       6,483      205,194
J Sainsbury PLC.................       9,908       51,760
Reckitt Benckiser PLC...........       3,886      210,599
SABMiller PLC...................       4,479      132,073
Tate & Lyle PLC.................       4,503       31,464
Tesco PLC.......................      46,835      323,702
Unilever PLC....................       8,327      268,130
William Morrison Supermarkets
  PLC...........................      15,479       69,340
                                               ----------
TOTAL UNITED KINGDOM............                2,036,739
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $6,746,415).............                7,018,584
                                               ----------
WARRANTS -- 0.0% (b)
SINGAPORE -- 0.0% (b)
Golden Agri-Resources, Ltd.
  (expiring 7/23/12) (a)
  (Cost $0).....................       2,970          296
                                               ----------
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUNDS -- 0.0% (b)
State Street Institutional
  Liquid Reserves Fund (c) (Cost
  $426).........................         426          426
                                               ----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $6,746,841).............                7,019,306
OTHER ASSETS AND
  LIABILITIES -- 0.5%...........                   38,631
                                               ----------
NET ASSETS -- 100.0%............               $7,057,937
                                               ==========




   (a) Non-income producing security.
   (b) Amount shown represents less than 0.05% of net assets.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
SDR = Swedish Depositary Receipt

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Food Products.........................       36.2%
Food & Staples Retailing..............       24.3
Beverages.............................       18.0
Tobacco...............................       10.1
Household Products....................        6.4
Personal Products.....................        4.5
Short Term Invetments.................        0.0***
Other Assets & Liabilities............        0.5
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
COMMON STOCKS -- 99.9%
AUSTRALIA -- 5.6%
Origin Energy, Ltd. ...........        8,333   $  126,054
Santos, Ltd. ..................        8,780      111,259
Woodside Petroleum, Ltd. ......        5,222      221,670
WorleyParsons, Ltd. ...........        2,505       65,513
                                               ----------
TOTAL AUSTRALIA................                   524,496
                                               ----------
AUSTRIA -- 0.8%
OMV AG.........................        1,630       71,796
                                               ----------
CANADA -- 25.1%
Bonavista Energy Trust.........        2,452       52,158
Cameco Corp. ..................        3,676      118,974
Canadian Natural Resources,
  Ltd. ........................        3,738      270,986
Canadian Oil Sands Trust.......        2,395       68,331
Cenovus Energy, Inc. ..........        6,421      162,309
Enbridge, Inc. ................        3,211      148,949
EnCana Corp. ..................        6,421      208,919
Enerplus Resources Fund........        2,044       47,203
Husky Energy, Inc. ............        2,859       82,032
Imperial Oil, Ltd. ............        2,859      110,886
Nexen, Inc. ...................        4,902      117,927
Niko Resources, Ltd. ..........          817       76,685
OPTI Canada, Inc. (a)..........        3,676        7,118
Penn West Energy Trust.........        2,452       43,155
Provident Energy Trust.........        8,173       55,196
Suncor Energy, Inc. ...........       10,822      384,115
Talisman Energy, Inc. .........        7,007      131,605
TransCanada Corp. .............        5,840      201,602
Vermilion Energy Trust.........        2,044       63,210
                                               ----------
TOTAL CANADA...................                 2,351,360
                                               ----------
FRANCE -- 12.9%
Bourbon SA.....................          967       36,558
Cie Generale de Geophysique-
  Veritas (a)..................        1,724       36,930
Technip SA.....................        1,226       86,895
Total SA.......................       16,230    1,047,985
                                               ----------
TOTAL FRANCE...................                 1,208,368
                                               ----------
HONG KONG -- 0.2%
Mongolia Energy Co., Ltd. (a)..       42,000       21,558
                                               ----------
ITALY -- 6.7%
Eni SpA........................       19,222      490,902
Saipem SpA.....................        2,546       88,034
Saras SpA......................       15,498       48,641
                                               ----------
TOTAL ITALY....................                   627,577
                                               ----------
JAPAN -- 2.0%
Inpex Holdings, Inc. ..........            8       60,240
Nippon Mining Holdings, Inc. ..       13,000       55,438
Nippon Oil Corp. ..............       15,000       69,284
                                               ----------
TOTAL JAPAN....................                   184,962
                                               ----------
LUXEMBOURG -- 0.4%
Acergy SA......................        2,018       32,016
                                               ----------
NETHERLANDS -- 0.5%
SBM Offshore NV................        2,449       48,401
                                               ----------
NORWAY -- 3.8%
Aker Solutions ASA.............        5,848       76,380
StatoilHydro ASA...............       11,152      279,533
                                               ----------
TOTAL NORWAY...................                   355,913
                                               ----------
PAPUA NEW GUINEA -- 0.8%
Oil Search, Ltd. ..............       13,573       74,828
                                               ----------
PORTUGAL -- 0.8%
Galp Energia SGPS SA (Class
  B)...........................        4,488       77,785
                                               ----------
SPAIN -- 2.7%
Compania Espanola de Petroleos
  SA...........................        1,275       39,824
Repsol YPF SA..................        7,735      207,806
                                               ----------
TOTAL SPAIN....................                   247,630
                                               ----------
SWITZERLAND -- 4.1%
Noble Corp. ...................        1,872       76,190
Transocean, Ltd. (a)...........        2,658      220,083
Weatherford International, Ltd.
  (a)..........................        4,830       86,505
                                               ----------
TOTAL SWITZERLAND..............                   382,778
                                               ----------
UNITED KINGDOM -- 33.5%
AMEC PLC.......................        5,041       64,472
BG Group PLC...................       21,794      394,877
BP PLC.........................      129,760    1,257,257
Cairn Energy PLC (a)...........       13,290       71,381
Royal Dutch Shell PLC (Class
  A)...........................       22,090      671,347
Royal Dutch Shell PLC (Class
  B)...........................       17,029      498,149
Tullow Oil PLC.................        8,269      174,259
                                               ----------
TOTAL UNITED KINGDOM...........                 3,131,742
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $10,064,115)...........                 9,341,210
                                               ----------
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUNDS -- 0.0% (b)
State Street Institutional
  Liquid Reserves Fund (c)
  (Cost $100)..................          100          100
                                               ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $10,064,215)...........                 9,341,310
OTHER ASSETS AND
  LIABILITIES -- 0.1%..........                    11,867
                                               ----------
NET ASSETS -- 100.0%...........                $9,353,177
                                               ==========




   (a) Non-income producing security.
   (b) Amount shown represents less than 0.05% of net assets.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Oil, Gas & Consumable Fuels...........       90.1%
Energy Equipment & Services...........        9.8
Short Term Investments................        0.0***
Other Assets & Liabilities............        0.1
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                      -------   ----------
COMMON STOCKS -- 99.7%
AUSTRALIA -- 12.3%
ASX, Ltd. ..............................    1,403   $   44,087
Australia & New Zealand Banking
  Group, Ltd. ..........................    6,791      139,739
Commonwealth Bank of Australia..........    4,187      206,542
Commonwealth Property Office Fund.......       71           62
Macquarie Group, Ltd. ..................    1,164       50,667
National Australia Bank, Ltd. ..........    5,826      143,565
QBE Insurance Group, Ltd. ..............    3,343       76,967
Stockland...............................   15,795       56,111
Westfield Group.........................    8,281       93,392
Westpac Banking Corp. ..................    8,416      191,494
                                                    ----------
TOTAL AUSTRALIA.........................             1,002,626
                                                    ----------
AUSTRIA -- 0.8%
Erste Group Bank AG.....................      903       33,763
Sparkassen Immobilien AG (a)............    4,457       31,973
                                                    ----------
TOTAL AUSTRIA...........................                65,736
                                                    ----------
BELGIUM -- 0.6%
Dexia SA (a)............................    3,961       25,347
Fortis (a)..............................    7,212       27,141
                                                    ----------
TOTAL BELGIUM...........................                52,488
                                                    ----------
BERMUDA -- 0.4%
Lancashire Holdings, Ltd. ..............    4,554       32,726
                                                    ----------
CANADA -- 11.5%
Bank of Montreal........................    1,698       90,460
Bank of Nova Scotia.....................    2,848      133,713
Brookfield Asset Management, Inc.
  (Class A).............................    2,641       58,924
Canadian Imperial Bank of Commerce......    1,108       72,028
IGM Financial, Inc. ....................    1,207       48,828
Manulife Financial Corp. ...............    4,779       88,118
National Bank of Canada.................      806       46,314
Royal Bank of Canada....................    3,615      194,483
Sun Life Financial, Inc. ...............    2,107       60,797
Toronto-Dominion Bank...................    2,384      149,996
                                                    ----------
TOTAL CANADA............................               943,661
                                                    ----------
DENMARK -- 1.0%
Danske Bank A/S (a).....................    2,212       50,328
Sydbank A/S (a).........................    1,197       30,870
                                                    ----------
TOTAL DENMARK...........................                81,198
                                                    ----------
FINLAND -- 0.9%
Pohjola Bank PLC........................    4,428       47,965
Technopolis Oyj.........................    5,802       25,806
                                                    ----------
TOTAL FINLAND...........................                73,771
                                                    ----------
FRANCE -- 6.7%
AXA.....................................    5,015      119,010
BNP Paribas.............................    2,620      210,130
Credit Agricole SA......................    2,651       47,012
Societe Generale........................    1,651      115,951
Unibail-Rodamco SE......................      242       53,366
                                                    ----------
TOTAL FRANCE............................               545,469
                                                    ----------
GERMANY -- 5.6%
Allianz SE..............................    1,249      156,173
Commerzbank AG (a)......................    2,080       17,563
Deutsche Bank AG........................    1,476      104,656
Deutsche Beteiligungs AG................    1,678       41,144
Deutsche Boerse AG......................      614       51,094
Muenchener Rueckversicherungs-
  Gesellschaft AG.......................      585       91,210
                                                    ----------
TOTAL GERMANY...........................               461,840
                                                    ----------
HONG KONG -- 5.2%
Bank of East Asia, Ltd. ................   13,946       55,485
Cheung Kong Holdings, Ltd. .............    7,000       90,546
Hang Lung Properties, Ltd. .............    9,000       35,517
Hong Kong Exchanges and
  Clearing, Ltd. .......................    2,500       44,944
New World Development Co., Ltd. ........   22,477       46,264
Sun Hung Kai Properties, Ltd. ..........    7,000      104,990
Wharf Holdings, Ltd. ...................    8,000       46,170
                                                    ----------
TOTAL HONG KONG.........................               423,916
                                                    ----------
ITALY -- 5.9%
Assicurazioni Generali SpA..............    3,359       90,700
Banca Monte dei Paschi di Siena SpA.....   21,607       38,069
Banca Popolare dell'Etruria e del
  Lazio Scrl............................    6,363       36,038
Banco Popolare Societa Cooperativa
  Scarl (a).............................    3,602       27,235
Intesa Sanpaolo SpA (a).................   25,826      116,720
UBI Banca ScpA..........................    3,315       47,752
UniCredit SpA (a).......................   37,130      124,790
                                                    ----------
TOTAL ITALY.............................               481,304
                                                    ----------
JAPAN -- 10.8%
Chuo Mitsui Trust Holdings, Inc. .......    8,000       26,726
Daiwa House Industry Co., Ltd. .........    5,000       53,386
Daiwa Securities Group, Inc. ...........    7,000       34,964
Mitsubishi Estate Co., Ltd. ............    5,990       95,099
Mitsubishi UFJ Financial Group, Inc. ...   26,600      129,150
Mitsui Fudosan Co., Ltd. ...............    1,928       32,266
Mitsui Sumitomo Insurance Group
  Holdings, Inc. .......................    1,700       43,187
Mizuho Financial Group, Inc. ...........   33,600       59,913
Nomura Holdings, Inc. ..................    9,300       68,031
ORIX Corp. .............................      400       26,940
Resona Holdings, Inc. ..................    3,000       30,227
Sompo Japan Insurance, Inc. ............    6,000       38,219
Sumitomo Mitsui Financial Group, Inc. ..    2,400       68,189
Sumitomo Realty & Development
  Co., Ltd. ............................      574       10,722
T&D Holdings, Inc. .....................    1,100       22,438
The Sumitomo Trust & Banking
  Co., Ltd. ............................    8,000       38,928
Tokai Tokyo Financial Holdings, Inc. ...    9,000       35,093
Tokio Marine Holdings, Inc. ............    2,500       67,941
                                                    ----------
TOTAL JAPAN.............................               881,419
                                                    ----------
NETHERLANDS -- 1.3%
Aegon NV (a)............................    4,236       27,592
ING Groep NV (a)........................    7,987       79,070
                                                    ----------
TOTAL NETHERLANDS.......................               106,662
                                                    ----------
NEW ZEALAND -- 0.6%
AMP NZ Office Trust.....................   86,510       47,841
                                                    ----------
NORWAY -- 0.7%
Sparebanken Rogaland....................    6,855       59,332
                                                    ----------
PORTUGAL -- 0.3%
Banif SGPS SA...........................   13,462       24,143
                                                    ----------
SINGAPORE -- 3.2%
CapitaLand, Ltd. .......................    9,000       26,924
Hong Leong Finance, Ltd. ...............   27,000       60,772

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                      -------   ----------
Oversea-Chinese Banking Corp., Ltd. ....   14,434   $   93,557
United Overseas Bank, Ltd. .............    6,000       84,191
                                                    ----------
TOTAL SINGAPORE.........................               265,444
                                                    ----------
SPAIN -- 8.9%
Banco Bilbao Vizcaya Argentaria SA......   11,259      205,638
Banco de Sabadell SA....................    6,872       38,206
Banco Guipuzcoano SA....................    4,343       37,075
Banco Popular Espanol SA................    5,139       37,824
Banco Santander SA......................   20,874      345,910
Bolsas y Mercados Espanoles.............      793       25,600
Realia Business SA (a)..................    7,662       18,249
Reyal Urbis SA (a)......................    6,215       19,038
                                                    ----------
TOTAL SPAIN.............................               727,540
                                                    ----------
SWEDEN -- 2.1%
Nordea Bank AB..........................    8,196       83,681
Skandinaviska Enskilda Banken AB (Class
  A) (a)................................    6,438       39,980
Svenska Handelsbanken AB (Class A)......    1,812       51,821
                                                    ----------
TOTAL SWEDEN............................               175,482
                                                    ----------
SWITZERLAND -- 6.3%
ACE, Ltd. (a)...........................    1,207       60,833
Credit Suisse Group AG..................    2,760      136,698
Julius Baer Group Ltd. .................      825       29,034
Julius Baer Holding AG..................      993       12,094
Swiss Life Holding (a)..................        6          766
Swiss Reinsurance Co., Ltd. ............    1,160       56,005
UBS AG (a)..............................    8,166      126,785
Zurich Financial Services AG............      408       89,395
                                                    ----------
TOTAL SWITZERLAND.......................               511,610
                                                    ----------
UNITED KINGDOM -- 14.6%
Aviva PLC...............................    8,528       54,797
Barclays PLC............................   21,696       96,699
British Land Co. PLC....................    4,267       33,075
HSBC Holdings PLC.......................   43,374      496,461
Land Securities Group PLC...............    3,565       39,435
Lloyds Banking Group PLC (a)............  106,533       87,204
Man Group PLC...........................    6,800       33,876
Provident Financial PLC.................    2,378       35,636
Prudential PLC..........................    7,713       79,714
Royal Bank of Scotland Group PLC (a)....   48,183       22,720
RSA Insurance Group PLC.................   18,204       35,452
Standard Chartered PLC..................    4,127      104,966
Standard Life PLC.......................    9,281       32,448
Willis Group Holdings, Ltd. ............    1,610       42,472
                                                    ----------
TOTAL UNITED KINGDOM....................             1,194,955
                                                    ----------
TOTAL COMMON STOCKS --
  (Cost $8,403,471).....................             8,159,163
                                                    ----------
WARRANTS -- 0.0%  (b)
ITALY -- 0.0%  (b)
UBI Banca ScpA (expiring 6/30/11) (a)
  (Cost $0).............................    1,679          118
                                                    ----------
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
State Street Institutional Liquid
  Reserves Fund (c) (Cost $2,149).......    2,149        2,149
                                                    ----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $8,405,620).....................             8,161,430
OTHER ASSETS AND
  LIABILITIES -- 0.3%...................                21,557
                                                    ----------
NET ASSETS -- 100.0%....................            $8,182,987
                                                    ==========




   (a) Non-income producing security.
   (b) Amount shown represents less than 0.05% of net assets.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Commercial Banks......................       56.2%
Insurance.............................       17.1
Capital Markets.......................        8.8
Real Estate Management & Development..        8.5
Real Estate Investment Trusts.........        4.0
Diversified Financial Services........        3.6
Consumer Finance......................        1.5
Short Term Investments................        0.0***
Other Assets & Liabilities............        0.3
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------   ----------
COMMON STOCKS -- 97.6%
AUSTRALIA -- 4.3%
Cochlear, Ltd. .........................     328   $   20,375
CSL, Ltd. ..............................   3,554      103,847
Primary Health Care, Ltd. ..............   2,811       15,118
Sonic Healthcare, Ltd. .................   3,600       49,763
                                                   ----------
TOTAL AUSTRALIA.........................              189,103
                                                   ----------
BELGIUM -- 1.0%
UCB SA..................................   1,091       45,738
                                                   ----------
CANADA -- 0.2%
MDS, Inc. (a)...........................   1,247        9,742
                                                   ----------
DENMARK -- 6.1%
Coloplast A/S (Class B).................     398       36,299
Genmab A/S (a)..........................     208        3,289
H. Lundbeck A/S.........................     762       13,921
Novo-Nordisk A/S (Class B)..............   3,114      199,344
William Demant A/S (a)..................     232       17,558
                                                   ----------
TOTAL DENMARK...........................              270,411
                                                   ----------
FINLAND -- 0.7%
Orion Oyj (Class A).....................     686       14,823
Orion Oyj (Class B).....................     671       14,489
                                                   ----------
TOTAL FINLAND...........................               29,312
                                                   ----------
FRANCE -- 10.1%
bioMerieux..............................     208       24,376
Essilor International SA................   1,655       99,136
Ipsen SA................................     391       21,744
Orpea...................................     633       28,726
Sanofi-Aventis..........................   3,487      275,463
                                                   ----------
TOTAL FRANCE............................              449,445
                                                   ----------
GERMANY -- 10.9%
Bayer AG................................   2,888      231,873
Celesio AG..............................     922       23,414
Fresenius Medical Care AG & Co. KGaA....   1,600       84,800
Fresenius SE............................     243       15,149
Fresenius SE Preference Shares..........     726       52,092
Merck KGaA..............................     439       41,041
Rhoen-Klinikum AG.......................     681       16,727
Stada Arzneimittel AG...................     516       17,916
                                                   ----------
TOTAL GERMANY...........................              483,012
                                                   ----------
IRELAND -- 0.3%
Elan Corp. PLC (a)......................   2,498       15,053
                                                   ----------
ITALY -- 0.3%
Recordati SpA...........................   1,950       14,548
                                                   ----------
JAPAN -- 16.5%
Alfresa Holdings Corp. .................     100        3,964
Astellas Pharma, Inc. ..................   2,500       92,916
Chugai Pharmaceutical Co., Ltd. ........   1,625       30,372
Daiichi Sankyo Co., Ltd. ...............   3,800       79,555
Dainippon Sumitomo Pharma Co., Ltd. ....     500        5,242
Eisai Co., Ltd. ........................   1,800       66,126
Hisamitsu Pharmaceutical Co., Inc. .....     400       12,890
Kyowa Hakko Kogyo Co., Ltd. ............   1,422       15,046
Mediceo Paltac Holdings Co., Ltd. ......   1,200       14,836
Mitsubishi Tanabe Pharma Corp. .........   1,000       12,471
Olympus Corp. ..........................   1,500       48,016
Ono Pharmaceutical Co., Ltd. ...........     900       38,477
Shionogi & Co., Ltd. ...................   2,200       47,500
Suzuken Co., Ltd. ......................     500       16,381
Taisho Pharmaceutical Co., Ltd. ........   1,000       17,165
Takeda Pharmaceutical Co., Ltd. ........   4,200      172,791
Terumo Corp. ...........................   1,000       60,154
                                                   ----------
TOTAL JAPAN.............................              733,902
                                                   ----------
NETHERLANDS -- 1.2%
OPG Groep NV............................     840       15,535
Qiagen NV (a)...........................   1,607       36,014
                                                   ----------
TOTAL NETHERLANDS.......................               51,549
                                                   ----------
NEW ZEALAND -- 0.5%
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................   8,261       20,257
                                                   ----------
SINGAPORE -- 0.6%
Parkway Holdings, Ltd. (a)..............  12,000       24,958
                                                   ----------
SPAIN -- 0.6%
Faes Farma SA...........................   1,432        7,324
Grifols SA..............................   1,181       20,681
                                                   ----------
TOTAL SPAIN.............................               28,005
                                                   ----------
SWEDEN -- 1.5%
Elekta AB (Class B).....................     550       13,172
Getinge AB (Class B)....................   2,265       43,237
Meda AB (Class A).......................   1,220       11,021
                                                   ----------
TOTAL SWEDEN............................               67,430
                                                   ----------
SWITZERLAND -- 25.0%
Acino Holding AG........................      50        7,787
Actelion, Ltd. (a)......................     800       42,718
Bachem Holding AG (Class B).............     371       23,812
Basilea Pharmaceutica AG (a)............      90        5,611
Galenica AG.............................      58       21,040
Lonza Group AG..........................     370       26,128
Nobel Biocare Holding AG................   1,296       43,603
Novartis AG.............................   6,497      355,096
Roche Holding AG (b)....................     170       29,766
Roche Holding AG (b)....................   2,150      365,630
Sonova Holding AG.......................     542       65,800
Straumann Holding AG....................      87       24,617
Synthes, Inc. ..........................     600       78,530
Tecan Group AG..........................     234       17,656
                                                   ----------
TOTAL SWITZERLAND.......................            1,107,794
                                                   ----------
UNITED KINGDOM -- 17.8%
AstraZeneca PLC.........................   5,233      245,952
Consort Medical PLC.....................   1,041        6,640
GlaxoSmithKline PLC.....................  16,203      345,253
Hikma Pharmaceuticals PLC...............   1,607       13,235
Shire, Ltd. ............................   4,240       82,848
Smith & Nephew PLC......................   5,966       61,611
SSL International PLC...................   2,797       35,456
                                                   ----------
TOTAL UNITED KINGDOM....................              790,995
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $4,531,956).....................            4,331,254
                                                   ----------

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------   ----------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional Liquid
  Reserves Fund (c) (Cost $7,098).......   7,098   $    7,098
                                                   ----------
TOTAL INVESTMENTS -- 97.8%
  (Cost $4,539,054).....................            4,338,352
OTHER ASSETS AND
  LIABILITIES -- 2.2%...................               97,738
                                                   ----------
NET ASSETS -- 100.0%....................           $4,436,090
                                                   ==========




   (a) Non-income producing security.
   (b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Pharmaceuticals.......................       66.7%
Health Care Equipment & Supplies......       17.6
Health Care Providers & Services......        7.1
Biotechnology.........................        4.8
Life Sciences Tools & Services........        0.8
Chemicals.............................        0.6
Short Term Investments................        0.2
Other Assets & Liabilities............        2.2
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------   ----------
COMMON STOCKS -- 97.7%
AUSTRALIA -- 4.8%
Boom Logistics, Ltd. ...................  48,137   $   17,966
Bradken, Ltd. ..........................   4,775       29,288
Brambles, Ltd. .........................   7,509       45,787
GWA International, Ltd. ................  19,601       56,234
Leighton Holdings, Ltd. ................     514       17,617
Macquarie Infrastructure Group..........  19,809       23,783
Toll Holdings, Ltd. ....................   5,676       44,615
Transurban Group........................   9,940       49,525
                                                   ----------
TOTAL AUSTRALIA.........................              284,815
                                                   ----------
AUSTRIA -- 1.1%
Andritz AG..............................     571       33,196
Zumtobel AG (a).........................   1,701       33,435
                                                   ----------
TOTAL AUSTRIA...........................               66,631
                                                   ----------
BELGIUM -- 0.8%
Bekaert NV..............................     293       45,611
                                                   ----------
CANADA -- 4.9%
Bombardier, Inc. .......................   6,258       28,653
CAE, Inc. ..............................   2,880       24,093
Canadian National Railway Co. ..........   1,934      105,781
Canadian Pacific Railway, Ltd. .........     815       44,149
SNC-Lavalin Group, Inc. ................     907       46,711
Toromont Industries, Ltd. ..............   1,639       43,447
                                                   ----------
TOTAL CANADA............................              292,834
                                                   ----------
DENMARK -- 2.3%
A P Moller -- Maersk A/S................       6       42,343
FLSmidth & Co. A/S......................     346       24,484
NKT Holding A/S (a).....................     448       25,137
Vestas Wind Systems A/S (a).............     707       43,214
                                                   ----------
TOTAL DENMARK...........................              135,178
                                                   ----------
FINLAND -- 2.2%
Kone Oyj (Class B)......................   1,272       54,677
Metso Oyj...............................     815       28,800
Wartsila Oyj............................     573       23,077
YIT Oyj.................................   1,185       24,568
                                                   ----------
TOTAL FINLAND...........................              131,122
                                                   ----------
FRANCE -- 8.4%
Air France-KLM (a)......................   1,720       27,145
Alstom SA...............................     789       55,537
Bouygues SA.............................   1,210       63,236
Cie de Saint-Gobain.....................   1,477       80,675
Eiffage SA..............................     342       19,357
Schneider Electric SA...................     884      103,723
Vallourec SA............................     207       37,733
Vinci SA................................   1,938      109,748
                                                   ----------
TOTAL FRANCE............................              497,154
                                                   ----------
GERMANY -- 9.2%
Deutsche Lufthansa AG...................   2,027       34,172
Deutsche Post AG........................   3,149       60,926
GEA Group AG............................   1,102       24,602
Hochtief AG.............................     351       26,968
Kloeckner & Co. AG (a)..................     749       19,182
MAN AG..................................     449       35,070
Pfeiffer Vacuum Technology AG...........     387       32,482
Q-Cells SE (a)..........................     208        3,402
SGL Carbon AG (a).......................     417       12,415
Siemens AG..............................   3,142      289,457
Solarworld AG...........................     319        7,016
                                                   ----------
TOTAL GERMANY...........................              545,692
                                                   ----------
HONG KONG -- 1.4%
Hopewell Highway Infrastructure, Ltd. ..  60,500       36,905
Hutchison Whampoa, Ltd. ................   7,000       48,207
                                                   ----------
TOTAL HONG KONG.........................               85,112
                                                   ----------
IRELAND -- 0.8%
DCC PLC.................................   1,646       46,051
                                                   ----------
ITALY -- 2.2%
Ansaldo STS SpA.........................   3,447       65,826
Autostrada Torino-Milano SpA............   2,516       37,253
Finmeccanica SpA........................   1,881       30,199
                                                   ----------
TOTAL ITALY.............................              133,278
                                                   ----------
JAPAN -- 26.2%
Asahi Glass Co., Ltd. ..................   5,000       47,156
Central Japan Railway Co. ..............       7       46,769
Daikin Industries, Ltd. ................   1,100       43,246
East Japan Railway Co. .................   1,200       75,665
Fanuc, Ltd. ............................     800       74,161
Futaba Corp. ...........................   2,900       51,056
Hankyu Hanshin Holdings, Inc. ..........   9,000       40,024
IHI Corp. (a)...........................  15,000       23,685
Itochu Corp. ...........................   6,000       43,955
Iwatani Corp. ..........................  18,000       51,238
Kajima Corp. ...........................   9,000       18,078
Kamigumi Co., Ltd. .....................   8,000       58,349
Kawasaki Heavy Industries, Ltd. ........  14,000       35,190
Kawasaki Kisen Kaisha, Ltd. (a).........   4,000       11,343
Kokuyo Co., Ltd. .......................   4,800       38,258
Komatsu, Ltd. ..........................   3,400       70,633
Kubota Corp. ...........................   6,000       54,783
Marubeni Corp. .........................   5,000       27,445
MEITEC Corp. ...........................   2,000       26,962
MISUMI Group, Inc. .....................   2,500       42,483
Mitsubishi Corp. .......................   5,000      123,798
Mitsubishi Electric Corp. (a)...........   7,000       51,507
Mitsubishi Heavy Industries, Ltd. ......  15,000       52,527
Mitsui & Co., Ltd. .....................   6,200       87,311
Mitsui OSK Lines, Ltd. .................   5,000       26,264
Nippon Sheet Glass Co., Ltd. ...........   6,000       17,079
Nippon Yusen KK.........................   5,000       15,307
Secom Co., Ltd. ........................   1,100       52,226
Sojitz Corp. ...........................   7,500       14,099
Sumitomo Corp. .........................   4,900       49,634
Sumitomo Electric Industries, Ltd. .....   3,600       44,471
Sumitomo Heavy Industries, Ltd. (a).....   5,000       25,136
THK Co., Ltd. ..........................   1,800       31,671
Tokyu Corp. ............................   8,000       31,795
Yamato Holdings Co., Ltd. ..............   3,700       51,191
                                                   ----------
TOTAL JAPAN.............................            1,554,495
                                                   ----------
NETHERLANDS -- 4.9%
Aalberts Industries NV..................   1,892       27,390
European Aeronautic Defence and Space
  Co. NV................................   2,340       47,288
Koninklijke (Royal) Philips
  Electronics NV........................   3,368       99,930
Koninklijke BAM Groep NV................   1,540       16,019

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------   ----------
Randstad Holding NV (a).................     852   $   42,662
TNT NV..................................   1,875       57,838
                                                   ----------
TOTAL NETHERLANDS.......................              291,127
                                                   ----------
NORWAY -- 0.9%
Orkla ASA...............................   4,468       43,970
Renewable Energy Corp. AS (a)...........   1,023        7,925
                                                   ----------
TOTAL NORWAY............................               51,895
                                                   ----------
SINGAPORE -- 3.2%
Fraser and Neave, Ltd. .................  14,000       41,882
Haw Par Corp., Ltd. ....................  15,000       62,075
Jardine Matheson Holdings, Ltd. ........   1,224       36,940
Keppel Corp., Ltd. .....................   6,000       35,172
Neptune Orient Lines, Ltd. .............  13,750       16,160
                                                   ----------
TOTAL SINGAPORE.........................              192,229
                                                   ----------
SPAIN -- 3.0%
Abertis Infraestructuras SA.............   2,540       57,288
ACS, Actividades de Construccion y
  Servicios SA..........................   1,290       64,427
Ferrovial SA............................   2,540       29,974
Gamesa Corp. Tecnologica SA.............     827       13,984
Sacyr Vallehermoso SA (a)...............   1,034       11,868
                                                   ----------
TOTAL SPAIN.............................              177,541
                                                   ----------
SWEDEN -- 4.9%
Alfa Laval AB...........................   2,280       31,613
Atlas Copco AB (Class B)................   4,352       56,959
B&B Tools AB............................   1,463       19,670
Sandvik AB..............................   3,741       45,269
Securitas AB (Class B)..................   3,099       30,404
Trelleborg AB (Class B) (a).............   7,297       54,931
Volvo AB ADR (Class A)..................   5,863       50,089
                                                   ----------
TOTAL SWEDEN............................              288,935
                                                   ----------
SWITZERLAND -- 6.2%
ABB, Ltd. (a)...........................   7,960      153,540
Adecco SA...............................     788       43,488
Geberit AG..............................     277       49,170
Kaba Holding AG.........................     137       33,013
Kuehne & Nagel International AG.........     445       43,262
SGS SA..................................      34       44,434
                                                   ----------
TOTAL SWITZERLAND.......................              366,907
                                                   ----------
UNITED KINGDOM -- 10.3%
Aggreko PLC.............................   2,348       35,263
Babcock International Group PLC.........   2,670       25,697
BAE Systems PLC.........................  13,571       78,785
British Airways PLC (a).................   6,170       18,622
Capita Group PLC........................   4,785       58,030
Charter International PLC...............     711        8,290
De La Rue PLC...........................   1,631       26,022
Experian PLC............................   5,892       58,515
FirstGroup PLC..........................   4,216       29,003
Intertek Group PLC......................   1,963       39,783
Invensys PLC............................   3,028       14,635
Rentokil Initial PLC (a)................  17,241       32,185
Rolls-Royce Group PLC (a)...............   8,802       68,724
Serco Group PLC.........................   5,198       44,488
Smiths Group PLC........................   2,738       44,834
Wolseley PLC (a)........................   1,340       26,984
                                                   ----------
TOTAL UNITED KINGDOM....................              609,860
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $6,563,595).....................            5,796,467
                                                   ----------
SHORT TERM INVESTMENTS -- 0.5%
UNITED STATES -- 0.5%
MONEY MARKET FUND -- 0.5%
State Street Institutional Liquid
  Reserves Fund (b) (Cost $28,168)......  28,168       28,168
                                                   ----------
TOTAL INVESTMENTS -- 98.2%
  (Cost $6,591,763).....................            5,824,635
OTHER ASSETS AND
  LIABILITIES -- 1.8%...................              104,649
                                                   ----------
NET ASSETS -- 100.0%....................           $5,929,284
                                                   ==========




   (a) Non-income producing security.
   (b) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Machinery.............................       17.3%
Industrial Conglomerates..............       13.3
Electrical Equipment..................       10.6
Trading Companies & Distributors......        8.8
Construction & Engineering............        8.0
Commercial Services & Supplies........        5.6
Road & Rail...........................        5.6
Building Products.....................        5.5
Transportation Infrastructure.........        5.5
Professional Services.................        5.3
Aerospace & Defense...................        4.7
Air Freight & Logistics...............        3.6
Marine................................        2.6
Airlines..............................        1.3
Short Term Investments................        0.5
Other Assets & Liabilities............        1.8
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 99.9%
AUSTRALIA -- 16.8%
Alumina, Ltd. (a).......................   21,245   $    35,156
Amcor, Ltd. ............................    1,552         8,696
BHP Billiton, Ltd. .....................   32,725     1,269,075
BlueScope Steel, Ltd. ..................   14,420        40,332
Boral, Ltd. ............................   17,643        94,410
Fortescue Metals Group, Ltd. (a)........   17,082        68,210
Iluka Resources, Ltd. (a)...............   14,687        47,287
Incitec Pivot, Ltd. ....................   15,302        48,855
Mineral Deposits, Ltd. (a)..............    9,342         8,276
Newcrest Mining, Ltd. ..................    5,264       167,259
OneSteel, Ltd. .........................   18,667        56,240
Orica, Ltd. ............................    4,893       114,634
OZ Minerals, Ltd. (a)...................   45,035        47,793
Rio Tinto, Ltd. ........................    4,449       299,650
Sims Metal Management, Ltd. ............    3,609        72,056
                                                    -----------
TOTAL AUSTRALIA.........................              2,377,929
                                                    -----------
AUSTRIA -- 0.8%
RHI AG (a)..............................    2,192        51,074
Voestalpine AG..........................    1,758        64,823
                                                    -----------
TOTAL AUSTRIA...........................                115,897
                                                    -----------
BELGIUM -- 1.0%
Tessenderlo Chemie NV...................    2,102        69,515
Umicore.................................    2,239        75,170
                                                    -----------
TOTAL BELGIUM...........................                144,685
                                                    -----------
CANADA -- 15.9%
Agnico-Eagle Mines, Ltd. ...............    1,831        99,414
Agrium, Inc. ...........................    1,838       114,696
Barrick Gold Corp. .....................    9,107       360,162
ECU Silver Mining, Inc. (a).............    4,730         3,339
Eldorado Gold Corp. (a).................    7,958       113,257
Equinox Minerals, Ltd. (a)..............    9,436        36,813
First Quantum Minerals, Ltd. ...........    1,090        83,449
FNX Mining Co., Inc. (a)................    2,397        26,431
Forsys Metals Corp. (a).................    1,668         6,523
Gammon Gold, Inc. (a)...................      835         9,247
Gerdau Ameristeel Corp. ................    3,972        33,001
Goldcorp, Inc. .........................    7,494       295,585
HudBay Minerals, Inc. (a)...............    1,947        25,202
Inmet Mining Corp. .....................      951        57,857
Ivanhoe Mines, Ltd. (a).................    4,714        69,742
Kinross Gold Corp. .....................    6,498       120,061
Lundin Mining Corp. (a).................    5,089        20,874
Pan American Silver Corp. (a)...........    1,895        45,299
Potash Corp. of Saskatchewan, Inc. .....    3,127       341,201
Sherritt International Corp. ...........    6,437        40,341
Silver Wheaton Corp. (a)................    2,199        33,310
Sino-Forest Corp. (a)...................    1,797        33,220
Teck Resources, Ltd. (Class B) (a)......    5,245       184,214
Thompson Creek Metals Co., Inc. (a).....    1,230        14,467
Yamana Gold, Inc. ......................    6,776        77,562
                                                    -----------
TOTAL CANADA............................              2,245,267
                                                    -----------
DENMARK -- 0.9%
Novozymes A/S...........................    1,158       120,573
                                                    -----------
FINLAND -- 1.7%
Rautaruukki Oyj.........................    2,500        57,892
Stora Enso Oyj (a)......................   11,685        81,813
UPM-Kymmene Oyj.........................    8,273        98,756
                                                    -----------
TOTAL FINLAND...........................                238,461
                                                    -----------
FRANCE -- 3.4%
Air Liquide SA..........................    2,729       325,098
Eramet..................................       40        12,669
Lafarge SA..............................    1,784       147,970
                                                    -----------
TOTAL FRANCE............................                485,737
                                                    -----------
GERMANY -- 7.7%
BASF SE.................................    7,625       475,451
K+S AG..................................    1,852       106,260
Lanxess AG..............................    2,039        77,056
Linde AG................................    1,512       182,572
Salzgitter AG...........................      701        68,834
ThyssenKrupp AG.........................    4,751       179,955
                                                    -----------
TOTAL GERMANY...........................              1,090,128
                                                    -----------
HONG KONG -- 0.8%
AMVIG Holdings, Ltd. ...................   18,000         7,405
China Grand Forestry Green Resources
  Group, Ltd. (a).......................  154,000         5,760
China Mining Resources Group, Ltd. (a)..  110,000         3,617
China Rare Earth Holdings, Ltd. (a).....  102,000        20,784
Fushan International Energy
  Group, Ltd. ..........................   74,000        71,957
Sino Union Petroleum & Chemical
  International, Ltd. (a)...............   90,000         9,286
                                                    -----------
TOTAL HONG KONG.........................                118,809
                                                    -----------
IRELAND -- 1.2%
CRH PLC.................................    6,047       164,929
                                                    -----------
ITALY -- 0.4%
Buzzi Unicem SpA........................    3,674        59,460
                                                    -----------
JAPAN -- 15.9%
Asahi Kasei Corp. ......................   21,967       109,487
Denki Kagaku Kogyo Kabushiki Kaisha.....   29,949       133,507
JFE Holdings, Inc. .....................    6,190       242,693
JSR Corp. ..............................    4,300        86,836
Kobe Steel, Ltd. (a)....................   51,916        93,688
Mitsubishi Chemical Holdings Corp. .....   15,500        65,600
Mitsubishi Materials Corp. (a)..........   22,000        53,644
Mitsubishi Rayon Co., Ltd. .............   23,000        92,153
Mitsui Chemicals, Inc. .................   18,000        46,404
Mitsui Mining & Smelting Co., Ltd. (a)..   37,933        97,792
Nippon Steel Corp. .....................   62,900       253,370
Nitto Denko Corp. ......................    2,895       103,243
Shin-Etsu Chemical Co., Ltd. ...........    4,093       229,941
Sumitomo Chemical Co., Ltd. ............   19,967        86,864
Sumitomo Metal Industries, Ltd. ........   44,933       120,182
Sumitomo Metal Mining Co., Ltd. ........    8,984       133,079
Taiheiyo Cement Corp. (a)...............   39,000        44,406
Teijin, Ltd. ...........................   27,949        90,066
Toray Industries, Inc. .................   19,967       107,883
Ube Industries, Ltd. ...................   22,000        60,025
                                                    -----------
TOTAL JAPAN.............................              2,250,863
                                                    -----------
LUXEMBOURG -- 2.6%
ArcelorMittal...........................    7,863       363,037
                                                    -----------

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                      -------   -----------
NETHERLANDS -- 2.3%
Akzo Nobel NV...........................    2,935   $   195,390
Koninklijke DSM NV......................    2,559       126,521
                                                    -----------
TOTAL NETHERLANDS.......................                321,911
                                                    -----------
NORWAY -- 1.1%
Norsk Hydro ASA (a).....................    6,891        58,105
Yara International ASA..................    2,047        93,442
                                                    -----------
TOTAL NORWAY............................                151,547
                                                    -----------
PAPUA NEW GUINEA -- 0.6%
Lihir Gold, Ltd. .......................   30,589        90,234
                                                    -----------
PORTUGAL -- 0.6%
Semapa-Sociedade de Investimento e
  Gestao, SGPS, SA......................    7,306        81,342
                                                    -----------
SINGAPORE -- 0.2%
Delong Holdings, Ltd. (a)...............    9,000         4,648
Jiutian Chemical Group, Ltd. (a)........  175,000        21,813
                                                    -----------
TOTAL SINGAPORE.........................                 26,461
                                                    -----------
SOUTH KOREA -- 1.8%
POSCO ADR...............................    1,953       256,038
                                                    -----------
SPAIN -- 0.4%
Cementos Portland Valderrivas SA........    1,975        63,332
                                                    -----------
SWEDEN -- 1.4%
Boliden AB..............................    7,973       102,843
SSAB AB (Series A)......................    5,466        93,472
                                                    -----------
TOTAL SWEDEN............................                196,315
                                                    -----------
SWITZERLAND -- 5.6%
Givaudan SA.............................      251       200,678
Holcim, Ltd. (a)........................    2,270       176,769
Syngenta AG.............................    1,074       302,019
Xstrata PLC (a).........................    6,148       111,294
                                                    -----------
TOTAL SWITZERLAND.......................                790,760
                                                    -----------
UNITED KINGDOM -- 16.8%
Anglo American PLC (a)..................   12,917       565,488
Antofagasta PLC.........................    6,125        98,118
BHP Billiton PLC........................   21,120       680,407
Kazakhmys PLC (a).......................    1,967        42,183
Lonmin PLC (a)..........................    2,435        77,031
Randgold Resources, Ltd. ...............    1,327       107,145
Rio Tinto PLC...........................   13,649       747,192
Vedanta Resources PLC...................    1,314        55,403
                                                    -----------
TOTAL UNITED KINGDOM....................              2,372,967
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $13,610,233)....................             14,126,682
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND   -- 0.0% (b)
State Street Institutional Liquid
  Reserves Fund (c)
  (Cost $268)...........................      268           268
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $13,610,501)....................             14,126,950
OTHER ASSETS AND
  LIABILITIES -- 0.1%...................                  7,721
                                                    -----------
NET ASSETS -- 100.0%....................            $14,134,671
                                                    ===========





(a)  Non-income producing security.
(b)  Amount shown represents less than 0.05% of net assets.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Metals & Mining.......................       62.2%
Chemicals.............................       29.8
Construction Materials................        5.7
Paper & Forest Products...............        2.1
Containers & Packaging................        0.1
Short Term Investments................        0.0***
Other Assets & Liabilities............        0.1
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ----------   -----------
COMMON STOCKS -- 99.5%
AUSTRALIA -- 1.1%
Computershare, Ltd. ....................    13,374     $   137,719
Iress Market Technology, Ltd. ..........     6,658          51,436
                                                       -----------
TOTAL AUSTRALIA.........................                   189,155
                                                       -----------
BELGIUM -- 0.4%
Barco. NV (a)...........................     1,489          60,864
                                                       -----------
CANADA -- 5.1%
CGI Group, Inc. (Class A) (a)...........     7,868         106,873
MacDonald, Dettwiler & Associates,
  Ltd. (a)..............................     1,869          75,947
Research In Motion, Ltd. (a)............    10,197         690,889
                                                       -----------
TOTAL CANADA............................                   873,709
                                                       -----------
DENMARK -- 0.4%
SimCorp A/S.............................       406          76,327
                                                       -----------
FINLAND -- 6.5%
F-Secure Oyj............................    17,349          68,203
Nokia Oyj...............................    71,652         916,999
TietoEnator Oyj.........................     3,831          79,699
Vaisala Oyj (Class A)...................     1,201          43,251
                                                       -----------
TOTAL FINLAND...........................                 1,108,152
                                                       -----------
FRANCE -- 3.1%
Alcatel-Lucent (a)......................    52,202         178,404
Atos Origin SA (a)......................     1,398          64,355
Cap Gemini SA...........................     3,443         157,927
Groupe Steria SCA.......................     1,019          31,448
Neopost SA..............................       838          69,338
UbiSoft Entertainment SA (a)............     1,873          26,658
                                                       -----------
TOTAL FRANCE............................                   528,130
                                                       -----------
GERMANY -- 6.6%
Infineon Technologies AG (a)............    23,081         128,488
SAP AG..................................    17,048         807,167
Software AG.............................       407          44,613
United Internet AG (a)..................     4,833          63,933
Wincor Nixdorf AG.......................     1,273          87,029
                                                       -----------
TOTAL GERMANY...........................                 1,131,230
                                                       -----------
HONG KONG -- 0.5%
ASM Pacific Technology, Ltd. ...........     9,600          91,431
                                                       -----------
IRELAND -- 2.4%
Accenture PLC (Class A).................     9,761         405,081
                                                       -----------
JAPAN -- 39.9%
Advantest Corp. ........................     4,800         124,002
Alps Electric Co., Ltd. (a).............     7,000          40,904
Brother Industries, Ltd. ...............     6,800          77,499
Canon, Inc. ............................    22,200         932,402
Citizen Holdings Co., Ltd. .............     8,400          48,273
CSK Holdings Corp. (a)..................     4,400          20,607
Dainippon Screen Manufacturing Co.,
  Ltd. (a)..............................    11,000          47,854
Elpida Memory, Inc. (a).................     3,000          48,531
FUJIFILM Holdings Corp. ................     9,700         290,703
Fujitsu, Ltd. ..........................    42,000         268,887
Hirose Electric Co., Ltd. ..............     1,000         104,302
Hitachi High-Technologies Corp. ........     3,000          59,262
Hitachi, Ltd. (a).......................    58,000         176,938
Horiba, Ltd. ...........................     2,600          62,839
Hoya Corp. .............................     8,400         221,967
Ibiden Co., Ltd. .......................     3,800        134,701

IT Holdings Corp. ......................     3,800          43,227
Japan Digital Laboratory Co., Ltd. .....     5,800          64,732
Keyence Corp. ..........................     1,000         206,241
Konami Corp. ...........................     2,800          49,807
Konica Minolta Holdings, Inc. ..........    12,000         122,713
Kyocera Corp. ..........................     3,000         263,280
Mitsumi Electric Co., Ltd. .............     3,800          66,657
Murata Manufacturing Co., Ltd. .........     3,900         192,706
NEC Corp. (a)...........................    44,000         112,960
Nidec Corp. ............................     2,400         220,162
Nintendo Co., Ltd. .....................     2,400         568,194
Nippon Electric Glass Co., Ltd. ........    12,000         163,833
Nomura Research Institute, Ltd. ........     3,800          74,739
NTT Data Corp. .........................        38         118,006
OBIC Co., Ltd. .........................       440          71,888
Oki Electric Industry Co., Ltd. (a).....    42,000          34,739
OMRON Corp. ............................     5,200          92,834
Ricoh Co., Ltd. ........................    12,000         169,375
Rohm Co., Ltd. .........................     2,600         169,247
Seiko Epson Corp. ......................     3,800          61,065
SUMCO Corp. ............................     4,000          70,036
TDK Corp. ..............................     2,800         169,934
Tokyo Electron, Ltd. ...................     3,800         241,646
Toshiba Corp. (a).......................    73,000         400,698
Trend Micro, Inc. (a)...................     1,500          56,877
Yahoo! Japan Corp. .....................       364         108,854
Yamatake Corp. .........................     2,600          57,533
Yaskawa Electric Corp. .................    12,000          99,511
Yokogawa Electric Corp. ................     9,400          81,989
                                                       -----------
TOTAL JAPAN.............................                 6,813,154
                                                       -----------
NETHERLANDS -- 3.2%
ASM International NV (a)................     2,211          56,323
ASML Holding NV.........................     9,200         316,793
Gemalto NV (a)..........................     2,657         116,270
Oce NV (a)..............................     5,105          62,931
                                                       -----------
TOTAL NETHERLANDS.......................                   552,317
                                                       -----------
SINGAPORE -- 1.4%
Flextronics International, Ltd. (a).....    19,732         144,241
Venture Corp., Ltd. ....................    14,000          88,251
                                                       -----------
TOTAL SINGAPORE.........................                   232,492
                                                       -----------
SOUTH KOREA -- 16.8%
LG Display Co., Ltd. ADR (a)............    16,636         281,647
Samsung Electronics Co., Ltd. GDR (b)...     7,379       2,582,650
                                                       -----------
TOTAL SOUTH KOREA.......................                 2,864,297
                                                       -----------
SPAIN -- 0.7%
Amper, SA...............................     5,629          50,153
Indra Sistemas SA.......................     3,263          77,059
                                                       -----------
TOTAL SPAIN.............................                   127,212
                                                       -----------
SWEDEN -- 3.5%
Telefonaktiebolaget LM Ericsson
  (Class B).............................    65,235         602,091
                                                       -----------
SWITZERLAND -- 3.1%
Logitech International SA (a)...........     4,281          74,252
STMicroelectronics NV (a)...............    19,354         175,495

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                      ----------   -----------
Temenos Group AG (a)....................     2,165     $    56,233
Tyco Electronics, Ltd. .................     8,764         215,156
                                                       -----------
TOTAL SWITZERLAND.......................                   521,136
                                                       -----------
UNITED KINGDOM -- 4.8%
ARM Holdings PLC........................    46,518         133,337
Autonomy Corp. PLC (a)..................     5,407         131,933
Aveva Group PLC.........................     2,641          42,947
Dimension Data Holdings PLC.............    78,303          94,583
Diploma PLC.............................    22,151          63,224
Logica PLC..............................    46,868          86,053
Misys PLC (a)...........................    25,946          90,502
Spectris PLC............................     5,004          59,636
The Sage Group PLC......................    33,058         117,444
                                                       -----------
TOTAL UNITED KINGDOM....................                   819,659
                                                       -----------
TOTAL COMMON STOCKS --
  (Cost $16,909,668)....................                16,996,437
                                                       -----------
SHORT TERM INVESTMENTS -- 0.0% (c)
UNITED STATES -- 0.0% (c)
MONEY MARKET FUND -- 0.0% (c)
State Street Institutional Liquid
  Reserves Fund (d) (Cost $6,512).......     6,512           6,512
                                                       -----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $16,916,180)....................                17,002,949
OTHER ASSETS AND
  LIABILITIES -- 0.5%...................                    81,854
                                                       -----------
NET ASSETS -- 100.0%....................               $17,084,803
                                                       ===========




   (a) Non-income producing security.
   (b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 15.1% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Semiconductors & Semiconductor
  Equipment...........................       24.5%
Electronic Equipment & Instruments....       21.9
Communications Equipment..............       14.3
Software..............................       13.0
IT Services...........................        9.5
Office Electronics....................        8.4
Computers & Peripherals...............        6.9
Internet Software & Services..........        1.0
Short Term Investments................        0.0***
Other Assets & Liabilities............        0.5
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 1.4%
Telstra Corp., Ltd. ....................     69,513   $   214,432
                                                      -----------
AUSTRIA -- 1.0%
Telekom Austria AG......................     10,659       152,165
                                                      -----------
BELGIUM -- 2.2%
Belgacom SA.............................      5,116       185,853
Mobistar SA.............................        967        66,450
Telenet Group Holding NV (a)............      2,807        80,265
                                                      -----------
TOTAL BELGIUM...........................                  332,568
                                                      -----------
CANADA -- 5.2%
BCE, Inc. ..............................      7,147       197,329
Bell Aliant Regional Communications
  Income Fund...........................      1,789        47,833
Rogers Communications, Inc. ............     12,045       373,395
Telus Corp. ............................      4,170       129,895
Telus Corp. (non-voting)................      1,789        58,208
                                                      -----------
TOTAL CANADA............................                  806,660
                                                      -----------
FINLAND -- 0.7%
Elisa Oyj...............................      4,766       109,135
                                                      -----------
FRANCE -- 7.4%
France Telecom SA.......................     43,135     1,078,706
Iliad SA................................        581        69,621
                                                      -----------
TOTAL FRANCE............................                1,148,327
                                                      -----------
GERMANY -- 5.9%
Deutsche Telekom AG.....................     61,869       913,407
                                                      -----------
HONG KONG -- 0.1%
Hutchison Telecommunications
  International, Ltd. (a)...............     65,000        13,496
                                                      -----------
ITALY -- 3.7%
Telecom Italia SpA (b)..................    230,401       359,658
Telecom Italia SpA (b)..................    192,416       213,401
                                                      -----------
TOTAL ITALY.............................                  573,059
                                                      -----------
JAPAN -- 12.0%
KDDI Corp. .............................         72       381,288
Nippon Telegraph & Telephone Corp. .....     13,300       521,456
NTT DoCoMo, Inc. .......................        339       471,931
Softbank Corp. .........................     20,700       482,507
                                                      -----------
TOTAL JAPAN.............................                1,857,182
                                                      -----------
LUXEMBOURG -- 1.3%
COLT Telecom Group SA (a)...............     19,616        41,972
Millicom International Cellular SA......      2,074       152,999
                                                      -----------
TOTAL LUXEMBOURG........................                  194,971
                                                      -----------
NETHERLANDS -- 4.4%
Koninklijke Royal KPN NV................     40,044       680,245
                                                      -----------
NEW ZEALAND -- 0.3%
Telecom Corporation of New
  Zealand, Ltd. ........................     28,922        52,613
                                                      -----------
NORWAY -- 1.7%
Telenor ASA (a).........................     18,555       260,331
                                                      -----------
PORTUGAL -- 1.7%
Portugal Telecom, SGPS SA...............     21,721       265,519
                                                      -----------
SINGAPORE -- 2.8%
Singapore Telecommunications, Ltd. .....    177,000       392,087

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                      ---------   -----------
StarHub, Ltd. ..........................     24,000        36,753
                                                      -----------
TOTAL SINGAPORE.........................                  428,840
                                                      -----------
SOUTH KOREA -- 2.1%
KT Corp. ADR............................      8,468       142,432
SK Telecom Co., Ltd. ADR................     11,625       189,022
                                                      -----------
TOTAL SOUTH KOREA.......................                  331,454
                                                      -----------
SPAIN -- 17.1%
Telefonica SA...........................     94,494     2,646,427
                                                      -----------
SWEDEN -- 3.7%
Tele2 AB (Class B)......................      8,570       132,269
TeliaSonera AB..........................     60,185       437,052
                                                      -----------
TOTAL SWEDEN............................                  569,321
                                                      -----------
SWITZERLAND -- 1.7%
Swisscom AG.............................        673       257,547
                                                      -----------
UNITED KINGDOM -- 23.2%
BT Group PLC............................    201,986       440,339
Cable & Wireless PLC....................     69,694       159,139
Inmarsat PLC............................     13,327       148,926
Vodafone Group PLC......................  1,218,645     2,827,912
                                                      -----------
TOTAL UNITED KINGDOM....................                3,576,316
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $15,428,602)....................               15,384,015
                                                      -----------
SHORT TERM INVESTMENTS -- 0.0% (c)
UNITED STATES -- 0.0% (c)
MONEY MARKET FUND -- 0.0% (c)
State Street Institutional Liquid
  Reserves Fund (d)
  (Cost $372)...........................        372           372
                                                      -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $15,428,974)....................               15,384,387
OTHER ASSETS AND
  LIABILITIES -- 0.4%...................                   57,087
                                                      -----------
NET ASSETS -- 100.0%....................              $15,441,474
                                                      ===========




   (a) Non-income producing security.
   (b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Diversified Telecommunication
  Services............................       67.2%
Wireless Telecommunication Services...       32.4
Short Term Investments................        0.0***
Other Assets & Liabilities............        0.4
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------   ----------
COMMON STOCKS -- 99.5%
AUSTRALIA -- 2.2%
AGL Energy, Ltd. .......................   8,176   $  103,384
APA Group...............................  21,539       67,799
Envestra, Ltd. .........................  72,959       33,464
                                                   ----------
TOTAL AUSTRALIA.........................              204,647
                                                   ----------
AUSTRIA -- 0.6%
Oesterreichische
  Elektrizitaetswirtschafts AG..........   1,255       53,496
                                                   ----------
CANADA -- 2.6%
ATCO, Ltd. .............................   1,473       64,872
Fortis, Inc. ...........................   3,229       88,337
TransAlta Corp. ........................   3,647       81,682
                                                   ----------
TOTAL CANADA............................              234,891
                                                   ----------
FINLAND -- 1.8%
Fortum Oyj..............................   5,935      161,534
                                                   ----------
FRANCE -- 14.5%
Electricite de France...................   3,585      213,767
GDF Suez................................  19,209      834,658
Sechilienne SA..........................     621       25,259
Suez Environnement SA...................   2,880       66,630
Veolia Environnement....................   5,361      177,870
                                                   ----------
TOTAL FRANCE............................            1,318,184
                                                   ----------
GERMANY -- 18.4%
E.ON AG.................................  25,316    1,061,695
RWE AG..................................   6,268      611,165
                                                   ----------
TOTAL GERMANY...........................            1,672,860
                                                   ----------
HONG KONG -- 5.3%
CLP Holdings, Ltd. .....................  24,500      165,723
Hong Kong & China Gas Co., Ltd. ........  71,000      178,552
HongKong Electric Holdings, Ltd. .......  25,000      136,058
                                                   ----------
TOTAL HONG KONG.........................              480,333
                                                   ----------
ITALY -- 8.5%
A2A SpA.................................  27,096       56,992
Enel SpA................................  87,335      507,167
Hera SpA................................  14,737       34,232
Snam Rete Gas SpA.......................  14,566       72,518
Terna -- Rete Elettrica Nationale SpA...  22,762       97,973
                                                   ----------
TOTAL ITALY.............................              768,882
                                                   ----------
JAPAN -- 17.0%
Chubu Electric Power Co., Inc. .........   8,888      211,949
Electric Power Development Co., Ltd. ...   2,500       70,895
Hokuriku Electric Power Co. ............   2,994       65,125
Kyushu Electric Power Co., Inc. ........   6,592      135,529
Osaka Gas Co., Ltd. ....................  31,958      107,791
The Chugoku Electric Power Co., Inc. ...   3,987       76,018
The Kansai Electric Power Co., Inc. ....  10,198      230,043
The Tokyo Electric Power Co., Inc. .....  15,199      381,220
Tohoku Electric Power Co., Inc. ........   6,972      137,800
Tokyo Gas Co., Ltd. ....................  32,958      131,344
                                                   ----------
TOTAL JAPAN.............................            1,547,714
                                                   ----------
NEW ZEALAND -- 0.4%
Vector, Ltd. ...........................  23,858       35,068
                                                   ----------
PORTUGAL -- 1.4%
EDP -- Energias de Portugal SA..........  27,916      124,483
                                                   ----------
SPAIN -- 12.7%
Acciona SA..............................     412       53,851
EDP Renovaveis SA (a)...................   4,594       43,700
Enagas..................................   4,059       89,830
Gas Natural SDG SA......................   7,797      168,752
Iberdrola Renovables SA.................  12,117       57,718
Iberdrola SA............................  66,611      637,452
Red Electrica Corporacion SA............   1,820      101,368
                                                   ----------
TOTAL SPAIN.............................            1,152,671
                                                   ----------
SWITZERLAND -- 0.2%
BKW FMB Energie AG......................     309       24,062
                                                   ----------
UNITED KINGDOM -- 13.9%
Centrica PLC............................  71,503      324,577
Drax Group PLC..........................   5,331       35,709
International Power PLC.................  21,499      107,312
National Grid PLC.......................  33,625      368,692
Pennon Group PLC........................   6,142       53,311
Scottish & Southern Energy PLC..........  12,023      225,412
Severn Trent PLC........................   3,859       67,676
United Utilities Group PLC..............   9,724       77,839
                                                   ----------
TOTAL UNITED KINGDOM....................            1,260,528
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $10,192,314)....................            9,039,353
                                                   ----------
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
State Street Institutional Liquid
  Reserves Fund (c) (Cost $100).........     100          100
                                                   ----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $10,192,414)....................            9,039,453
OTHER ASSETS AND
  LIABILITIES -- 0.5%...................               40,967
                                                   ----------
NET ASSETS -- 100.0%....................           $9,080,420
                                                   ==========




   (a) Non-income producing security.
   (b) Amount shown represents less than 0.05% of net assets.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*

                                         PERCENT OF
INDUSTRY**                               NET ASSETS
----------                               ----------
Electric Utilities....................       53.9%
Multi-Utilities.......................       30.4
Gas Utilities.........................        9.3
Independent Power Producers & Energy
  Traders.............................        4.6
Water Utilities.......................        1.3
Short Term Investments................        0.0***
Other Assets & Liabilities............        0.5
                                            -----
TOTAL.................................      100.0%
                                            =====




     * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
    ** Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
   *** Amount shown represents less than 0.05% of net assets.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1-- quoted prices in active markets for identical investments.

- Level 2-- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3-- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been delisted from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the respective benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds' investments by industry.

The following table summarizes the inputs used in valuing the Funds' investments as of December 31, 2009:

                                                                 LEVEL 2 --       LEVEL 3 --
                                              LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                                QUOTED           OBSERVABLE      UNOBSERVABLE
SPDR INDEX SHARES FUNDS                         PRICES             INPUTS           INPUTS           TOTAL
-----------------------                     --------------   -----------------   ------------   --------------
SPDR DJ STOXX 50 ETF......................  $   59,237,748        $     --         $     --     $   59,237,748
SPDR DJ EURO STOXX 50 ETF.................     180,488,352              --               --        180,488,352
SPDR S&P Emerging Asia Pacific ETF........     544,517,009              --               --        544,517,009
SPDR S&P China ETF........................     593,957,647              --               --        593,957,647

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 LEVEL 2 --       LEVEL 3 --
                                              LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                                QUOTED           OBSERVABLE      UNOBSERVABLE
SPDR INDEX SHARES FUNDS                         PRICES             INPUTS           INPUTS           TOTAL
-----------------------                     --------------   -----------------   ------------   --------------
SPDR S&P Emerging Markets ETF.............  $  134,272,296        $ 14,152              $--     $  134,286,448
SPDR S&P BRIC 40 ETF......................     451,190,071              --               --        451,190,071
SPDR S&P Emerging Europe ETF..............     203,344,623              --               --        203,344,623
SPDR S&P Emerging Latin America ETF.......     199,137,115              --               --        199,137,115
SPDR S&P Emerging Middle East & Africa
  ETF.....................................     134,270,492         192,735               --        134,463,227
SPDR S&P World ex-US ETF..................     102,820,709              --               --*       102,820,709
SPDR S&P International Small Cap ETF......     583,813,318              --               --*       583,813,318
SPDR Dow Jones International Real Estate
  ETF.....................................   1,056,519,107              --               --*     1,056,519,107
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF.................................      81,813,706              --               --         81,813,706
SPDR MSCI ACWI ex-US ETF..................     397,773,984              --               --        397,773,984
SPDR Russell/Nomura PRIME Japan ETF.......      17,160,154              --               --         17,160,154
SPDR Russell/Nomura Small Cap Japan ETF...      85,950,580         193,888               --*        86,144,468
SPDR S&P International Dividend ETF.......     215,294,145              --               --        215,294,145
SPDR S&P International Mid Cap ETF........      21,008,013              --               --         21,008,013
SPDR S&P Emerging Markets Small Cap ETF...     132,903,977         444,123               --        133,348,100
SPDR Dow Jones Global Real Estate ETF.....     102,476,829              --               --*       102,476,829
SPDR S&P International Consumer
  Discretionary Sector ETF................       4,898,960              --               --*         4,898,960
SPDR S&P International Consumer Staples
  Sector ETF..............................       7,019,306              --               --          7,019,306
SPDR S&P International Energy Sector ETF..       9,341,310              --               --          9,341,310
SPDR S&P International Financial Sector
  ETF.....................................       8,161,430              --               --          8,161,430
SPDR S&P International Health Care Sector
  ETF.....................................       4,338,352              --               --          4,338,352
SPDR S&P International Industrial Sector
  ETF.....................................       5,824,635              --               --          5,824,635
SPDR S&P International Materials Sector
  ETF.....................................      14,126,950              --               --         14,126,950
SPDR S&P International Technology Sector
  ETF.....................................      17,002,949              --               --         17,002,949
SPDR S&P International Telecommunications
  Sector ETF..............................      15,384,387              --               --         15,384,387
SPDR S&P International Utilities Sector
  ETF.....................................       9,039,453              --               --          9,039,453
 *  Fund held Level 3 securities that were valued at $0 at December 31, 2009.


                                                                 LEVEL 2 --       LEVEL 3 --
                                              LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
SPDR INDEX SHARES FUNDS -- OTHER FINANCIAL      QUOTED           OBSERVABLE      UNOBSERVABLE
INSTRUMENTS *                                   PRICES             INPUTS           INPUTS           TOTAL
------------------------------------------  --------------   -----------------   ------------   --------------
SPDR S&P Emerging Asia Pacific ETF........  $           --        $ 90,390              $--     $       90,390
SPDR S&P Emerging Markets ETF.............              --         163,276               --            163,276
SPDR S&P Emerging Markets Small Cap ETF...              --          72,302               --             72,302



* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency contracts and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at December 31, 2009:

                                                                    REALIZED
                                                                   GAIN (LOSS)
                                                      ACCRUED      AND CHANGE
                                         BALANCES    DISCOUNTS    IN UNREALIZED       NET         NET       BALANCE
SPDR INDEX SHARES FUNDS -- LEVEL 3          AT      (AMORTIZED    APPRECIATION/   PURCHASES/   TRANSFERS     AS OF
SECURITIES                                9/30/09    PREMIUMS)   (DEPRECIATION)     (SALES)    IN OR OUT   12/31/09
----------------------------------       --------   ----------   --------------   ----------   ---------   --------
SPDR S&P World ex-US ETF*..............     $--         $--            $--            $--         $--         $--
  Commercial Bank......................      --          --             --             --          --          --
SPDR S&P International Small Cap ETF*..      --          --             --             --          --          --
  Real Estate Investment Trusts........      --          --             --             --          --          --
  Capital Markets......................      --          --             --             --          --          --
SPDR Dow Jones International Real
  Estate ETF*..........................      --          --             --             --          --          --
  Real Estate Management &
     Development.......................      --          --             --             --          --          --
SPDR Russell/Nomura Small Cap Japan
  ETF*.................................      --          --             --             --          --          --
  Real Estate Management &
     Development.......................      --          --             --             --          --          --
SPDR Dow Jones Global Real Estate
  ETF*.................................      --          --             --             --          --          --
  Real Estate Management &
     Development.......................      --          --             --             --          --          --
SPDR S&P International Consumer
  Discretionary Sector ETF*............      --          --             --             --          --          --
  Textiles, Apparel & Luxury Goods.....      --          --             --             --          --          --
                                           NET CHANGE IN
                                            UNREALIZED
                                           APPRECIATION/
                                          (DEPRECIATION)
                                         FROM INVESTMENTS
SPDR INDEX SHARES FUNDS -- LEVEL 3          STILL HELD
SECURITIES                                  AT 12/31/09
----------------------------------       ----------------
SPDR S&P World ex-US ETF*..............         $--
  Commercial Bank......................          --
SPDR S&P International Small Cap ETF*..          --
  Real Estate Investment Trusts........          --
  Capital Markets......................          --
SPDR Dow Jones International Real
  Estate ETF*..........................          --
  Real Estate Management &
     Development.......................          --
SPDR Russell/Nomura Small Cap Japan
  ETF*.................................          --
  Real Estate Management &
     Development.......................          --
SPDR Dow Jones Global Real Estate
  ETF*.................................          --
  Real Estate Management &
     Development.......................          --
SPDR S&P International Consumer
  Discretionary Sector ETF*............          --
  Textiles, Apparel & Luxury Goods.....          --



*   Funds held Level 3 securities that were valued at $0 at December 31, 2009.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at December 31, 2009:

                                                       INTEREST    FOREIGN
                                                         RATE      EXCHANGE     CREDIT      EQUITY    COMMODITY     OTHER
                                                      CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
                                                         RISK        RISK        RISK        RISK        RISK        RISK
                                                      ---------   ---------   ---------   ---------   ---------   ---------
SPDR S&P Emerging Asia Pacific
  ETF............................  Futures Contract      $--         $--         $--       $ 90,390      $--         $--
SPDR S&P Emerging Markets ETF....  Futures Contract       --          --          --        163,276       --          --
SPDR S&P Emerging Markets Small
  Cap ETF........................  Futures Contract       --          --          --         72,302       --          --
                                     TOTAL
                                   --------
SPDR S&P Emerging Asia Pacific
  ETF............................  $ 90,390
SPDR S&P Emerging Markets ETF....   163,276
SPDR S&P Emerging Markets Small
  Cap ETF........................    72,302


TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund"), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests subtantially all of its assets in the State Street Master Funds ("Master Portfolio"). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the respective master portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Amounts relating to these investments at December 31, 2009 and the period then ended are:

                                          VALUE AT   PURCHASED                   SOLD                  VALUE AT
FUND                                       9/30/09      COST       SHARES      PROCEEDS     SHARES     12/31/09   INCOME
----                                      --------  -----------  ----------  -----------  ----------  ----------  ------
SPDR DJ STOXX 50 ETF....................     $--    $   932,365     932,365  $   911,756     911,756  $   20,609  $   16
SPDR DJ EURO STOXX 50 ETF...............      --      1,349,774   1,349,774    1,338,736   1,338,736      11,038      58
SPDR S&P Emerging Asia Pacific ETF......      --     10,253,832  10,253,832   10,253,732  10,253,732         100     189
SPDR S&P China ETF......................      --      3,116,420   3,116,420    1,975,415   1,975,415   1,141,005     393
SPDR S&P Emerging Markets ETF...........      --     13,385,302  13,385,302   13,385,202  13,385,202         100   1,480
SPDR S&P BRIC 40 ETF....................      --      3,360,753   3,360,753    2,796,477   2,796,477     564,276     269
SPDR S&P Emerging Europe ETF............      --      4,481,891   4,481,891    3,516,270   3,516,270     965,621     369
SPDR S&P Emerging Latin America ETF.....      --      3,489,126   3,489,126    3,393,497   3,393,497      95,629     147
SPDR S&P Emerging Middle East & Africa
  ETF...................................      --      1,692,070   1,692,070    1,691,970   1,691,970         100     111
SPDR S&P World ex-US ETF................      --        931,046     931,046      809,336     809,336     121,710      38
SPDR S&P International Small Cap ETF....      --      5,671,521   5,671,521    5,496,700   5,496,700     174,821     173
SPDR Dow Jones International Real Estate
  ETF...................................      --     16,245,591  16,245,591   16,087,084  16,087,084     158,507     603
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      --      1,403,701   1,403,701    1,308,008   1,308,008      95,693      57

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          VALUE AT   PURCHASED                   SOLD                  VALUE AT
FUND                                       9/30/09      COST       SHARES      PROCEEDS     SHARES     12/31/09   INCOME
----                                      --------  -----------  ----------  -----------  ----------  ----------  ------
SPDR MSCI ACWI ex-US ETF................     $--    $ 3,918,133   3,918,133  $ 3,763,985   3,763,985  $  154,148  $  196
SPDR Russell/Nomura PRIME Japan ETF.....      --        152,220     152,220      147,163     147,163       5,057       7
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      --        669,054     669,054      608,733     608,733      60,321     107
SPDR S&P International Dividend ETF.....      --      1,474,512   1,474,512    1,385,782   1,385,782      88,730     123
SPDR S&P International Mid Cap ETF......      --        583,571     583,571      570,692     570,692      12,879      46
SPDR S&P Emerging Markets Small Cap
  ETF...................................      --     23,836,585  23,836,585   21,343,409  21,343,409   2,493,176     396
SPDR Dow Jones Global Real Estate ETF...      --      1,653,097   1,653,097    1,553,292   1,553,292      99,805      75
SPDR S&P International Consumer
  Discretionary Sector ETF..............      --         22,921      22,921       21,536      21,536       1,385       1
SPDR S&P International Consumer Staples
  Sector ETF............................      --         22,144      22,144       21,718      21,718         426       1
SPDR S&P International Energy Sector
  ETF...................................      --         85,872      85,872       85,772      85,772         100       3
SPDR S&P International Financial Sector
  ETF...................................      --         59,620      59,620       57,471      57,471       2,149       2
SPDR S&P International Health Care
  Sector ETF............................      --         23,392      23,392       16,294      16,294       7,098       4
SPDR S&P International Industrial Sector
  ETF...................................      --         55,929      55,929       27,761      27,761      28,168      18
SPDR S&P International Materials Sector
  ETF...................................      --          7,073       7,073        6,805       6,805         268       1
SPDR S&P International Technology Sector
  ETF...................................      --         64,377      64,377       57,865      57,865       6,512       1
SPDR S&P International
  Telecommunications Sector ETF.........      --        144,994     144,994      144,622     144,622         372       3
SPDR S&P International Utilities Sector
  ETF...................................      --         21,609      21,609       21,509      21,509         100       3


Each Fund participating in securities lending invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund of the Adviser. Amounts relating to these investments at December 31, 2009 and for the period then ended are:

                                         VALUE AT     PURCHASED                   SOLD                     VALUE AT
FUND                                      9/30/09        COST       SHARES      PROCEEDS       SHARES      12/31/09    INCOME
----                                   ------------  -----------  ----------  ------------  -----------  -----------  --------
SPDR DJ STOXX 50 ETF.................  $  1,175,729  $ 7,146,481   7,146,481  $  6,660,131    6,660,131  $ 1,662,079  $  6,317
SPDR DJ EURO STOXX 50 ETF............     6,566,037   33,141,973  33,141,973    36,893,034   36,893,034    2,814,976    37,250
SPDR S&P Emerging Asia Pacific ETF...    13,610,080   24,123,095  24,123,095    26,137,641   26,137,641   11,595,534    14,936
SPDR S&P China ETF...................    14,881,217   35,470,844  35,470,844    43,630,249   43,630,249    6,721,812    34,576
SPDR S&P Emerging Markets ETF........     8,846,869   13,857,757  13,857,757    14,558,181   14,558,181    8,146,445     9,364
SPDR S&P BRIC 40 ETF.................    27,324,270   89,043,727  89,043,727    88,397,452   88,397,452   27,970,545    26,331
SPDR S&P Emerging Europe ETF.........     4,106,680   17,436,939  17,436,939    18,653,359   18,653,359    2,890,260     6,910
SPDR S&P Emerging Latin America ETF..    29,060,715   28,187,286  28,187,286    24,443,296   24,443,296   32,804,705    26,768
SPDR S&P Emerging Middle East &
  Africa ETF.........................     1,222,307    8,059,002   8,059,002     7,312,098    7,312,098    1,969,211     1,717
SPDR S&P World ex-US ETF.............    10,410,707    6,481,607   6,481,607     9,365,878    9,365,878    7,526,436    11,929
SPDR S&P International Small Cap
  ETF................................    48,381,934   25,509,750  25,509,750    25,332,978   25,332,978   48,558,706   132,515
SPDR Dow Jones International Real
  Estate ETF.........................   139,519,285   99,833,802  99,833,802   171,398,108  171,398,108   67,954,979   266,875
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF.............    11,290,328   23,222,592  23,222,592    20,836,237   20,836,237   13,676,683    17,557
SPDR MSCI ACWI ex-US ETF.............    40,247,976   28,633,076  28,633,076    39,491,704   39,491,704   29,389,348    44,600
SPDR Russell/Nomura PRIME Japan ETF..     4,252,555    3,113,637   3,113,637     4,855,652    4,855,652    2,510,540     2,548
SPDR Russell/Nomura Small Cap Japan
  ETF................................    23,849,980    8,836,628   8,836,628    18,301,031   18,301,031   14,385,577    35,489
SPDR S&P International Dividend ETF..     8,350,180   25,951,006  25,951,006    20,652,116   20,652,116   13,649,070    29,937
SPDR S&P International Mid Cap ETF...     3,818,689    2,318,182   2,318,182     3,336,152    3,336,152    2,800,719     2,970
SPDR S&P Emerging Markets Small Cap
  ETF................................       139,177    1,808,076   1,808,076     1,669,550    1,669,550      277,703     3,141
SPDR Dow Jones Global Real Estate
  ETF................................     3,991,795    5,297,566   5,297,566     5,708,060    5,708,060    3,581,301    13,084
                                         REALIZED
FUND                                   GAIN/(LOSS)
----                                   -----------
SPDR DJ STOXX 50 ETF.................      $--
SPDR DJ EURO STOXX 50 ETF............       --
SPDR S&P Emerging Asia Pacific ETF...       --
SPDR S&P China ETF...................       --
SPDR S&P Emerging Markets ETF........       --
SPDR S&P BRIC 40 ETF.................       --
SPDR S&P Emerging Europe ETF.........       --
SPDR S&P Emerging Latin America ETF..       --
SPDR S&P Emerging Middle East &
  Africa ETF.........................       --
SPDR S&P World ex-US ETF.............       --
SPDR S&P International Small Cap
  ETF................................       --
SPDR Dow Jones International Real
  Estate ETF.........................       --
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF.............       --
SPDR MSCI ACWI ex-US ETF.............       --
SPDR Russell/Nomura PRIME Japan ETF..       --
SPDR Russell/Nomura Small Cap Japan
  ETF................................       --
SPDR S&P International Dividend ETF..       --
SPDR S&P International Mid Cap ETF...       --
SPDR S&P Emerging Markets Small Cap
  ETF................................       --
SPDR Dow Jones Global Real Estate
  ETF................................       --

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2009 were as follows:

                                                                    GROSS          GROSS      NET UNREALIZED
                                                 IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                    COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                               --------------   ------------   ------------   --------------
SPDR DJ STOXX 50 ETF.........................  $   75,673,875    $ 1,584,278   $ 18,020,405    $ (16,436,127)
SPDR DJ EURO STOXX 50 ETF....................     236,529,524        724,764     56,765,936      (56,041,172)
SPDR S&P Emerging Asia Pacific ETF...........     470,254,816     90,390,482     16,128,289       74,262,193
SPDR S&P China ETF...........................     521,623,551     94,961,246     22,627,150       72,334,096
SPDR S&P Emerging Markets ETF................     123,487,761     15,343,898      4,545,211       10,798,687
SPDR S&P BRIC 40 ETF.........................     426,198,990     47,661,090     22,670,009       24,991,081
SPDR S&P Emerging Europe ETF.................     204,034,892     15,739,123     16,429,392         (690,269)
SPDR S&P Emerging Latin America ETF..........     183,999,845     20,393,854      5,256,584       15,137,270
SPDR S&P Emerging Middle East & Africa ETF...     139,743,450     11,419,253     16,699,476       (5,280,223)
SPDR S&P World ex-US ETF.....................      93,859,712     12,681,229      3,720,232        8,960,997
SPDR S&P International Small Cap ETF.........     651,246,524     33,426,656    100,859,862      (67,433,206)
SPDR Dow Jones International Real Estate
  ETF........................................   1,272,364,788     32,692,415    248,538,096     (215,845,681)
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF........................................     100,461,281        902,670     19,550,245      (18,647,575)
SPDR MSCI ACWI ex-US ETF.....................     424,813,258     21,953,199     48,992,473      (27,039,274)
SPDR Russell/Nomura PRIME Japan ETF..........      22,341,565        473,559      5,654,970       (5,181,411)
SPDR Russell/Nomura Small Cap Japan ETF......     108,344,900      1,369,915     23,570,347      (22,200,432)
SPDR S&P International Dividend ETF..........     194,817,393     21,891,141      1,414,389       20,476,752
SPDR S&P International Mid Cap ETF...........      19,958,804      1,998,763        949,554        1,049,209
SPDR S&P Emerging Markets Small Cap ETF......     117,012,367     18,166,521      1,830,788       16,335,733
SPDR Dow Jones Global Real Estate ETF........      85,139,647     17,810,052        472,870       17,337,182
SPDR S&P International Consumer Discretionary
  Sector ETF.................................       5,005,531        456,842        563,413         (106,571)
SPDR S&P International Consumer Staples
  Sector ETF.................................       6,746,841        513,193        240,728          272,465
SPDR S&P International Energy Sector ETF.....      10,064,215        219,502        942,407         (722,905)
SPDR S&P International Financial Sector ETF..       8,405,620        534,562        778,752         (244,190)
SPDR S&P International Health Care Sector
  ETF........................................       4,539,054        212,622        413,324         (200,702)
SPDR S&P International Industrial Sector
  ETF........................................       6,591,763        186,786        953,914         (767,128)
SPDR S&P International Materials Sector ETF..      13,610,501      1,198,546        682,097          516,449
SPDR S&P International Technology Sector
  ETF........................................      16,916,180      1,109,784      1,023,015           86,769
SPDR S&P International Telecommunications
  Sector ETF.................................      15,428,974        442,358        486,945          (44,587)
SPDR S&P International Utilities Sector ETF..      10,192,414         62,665      1,215,626       (1,152,961)


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is available on the Fund's website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) Index Shares Funds

/s/ James E. Ross
---------------------------------
James E. Ross
President

/s/ Gary L. French
---------------------------------
Gary L. French
Treasurer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ James E. Ross
---------------------------------
James E. Ross
President

/s/ Gary L. French
---------------------------------
Gary L. French
Treasurer

Date: February 26, 2010